As filed with the U.S. Securities and Exchange Commission on January 29, 2016
File Nos. 033-81396
811-08614
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	54	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	55	[X]

(Check appropriate box or boxes)

BRANDES INVESTMENT TRUST
(Exact name of Registrant as Specified in Charter)
11988 El Camino Real, Suite 600
San Diego, California 92130
(Address of Principal Executive Office)

(858) 755-0239
(Registrant's Telephone Number, including Area Code)

Michael Glazer
c/o Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, California 90071
(Name and address of agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)
[ ]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[X]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 53 for the purpose of requesting class identifiers for Class R6 shares was filed pursuant to Rule 485(a)(1) and incorporated by reference the information contained in Parts A, B and C of the Post-Effective Amendment No. 52, which was filed on November 30, 2015.

This Post-Effective Amendment No. 54 to the Registration Statement of Brandes Investment Trust is being filed for the purpose of responding to Staff comments with respect to Post-Effective Amendment No. 52 and updating annual financial information for the following series of the Trust:  Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Global Equity Income Fund, Brandes Global Opportunities Value Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Core Plus Fixed Income Fund Brandes Credit Focus Yield Fund and Separately Managed Account Reserve Trust.

BRANDES

Brandes International Equity Fund
Class A – BIEAX
Class C – BIECX
Class E – BIEEX
Class I – BIIEX
Class R6 – BIERX

Brandes Global Equity Fund
Class A – BGEAX
Class C – BGVCX
Class E – BGVEX
Class I – BGVIX
Class R6 – BGVRX*

Brandes Global Equity Income Fund
Class A – BGIAX
Class C – BGICX
Class I – BGIIX
Class R6 – BGIRX*

Brandes Global Opportunities Value Fund
Class A – BGOAX
Class C – BGOCX
Class I – BGOIX
Class R6 – BOVRX*

Brandes Emerging Markets Value Fund
Class A – BEMAX
Class C – BEMCX
Class I – BEMIX
Class R6 – BEMRX*

Brandes International Small Cap Equity Fund
Class A – BISAX
Class C – BINCX
Class I – BISMX
Class R6 – BISRX*

*    Class R6 shares of this Fund are currently not available for purchase.

Prospectus

February 1, 2016

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents - Equity Prospectus

SUMMARY SECTION

Brandes International Equity Fund

Investment Objective
The Brandes International Equity Fund (the “International Equity Fund” or “Fund”) seeks long term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 63 of the Prospectus and “Additional Purchase and Redemption Information” on page B-78 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class E(3)	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load)	None*	1.00%#	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class E	Class I	Class R6
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	0.75%	None	None	None
Other Expenses
Shareholder Servicing Fees	None	0.25%	0.25%	None	None
Other Expenses(1)	0.13%	0.13%	0.13%	0.18%	0.13%
Total Other Expenses	0.13%	0.38%	0.38%	0.18%	0.13%
Total Annual Fund Operating Expenses	1.18%	1.93%	1.18%	0.98%	0.93%
Less: Fee Waiver and/or Expense Reimbursement	0.00%	0.00%	0.00%	0.02%	-0.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.18%	1.93%	1.18%	1.00%	0.82%

*
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

#	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

(1)	“Other Expenses” have been restated to reflect current expenses. In addition, “Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.
(2)
The Advisor has contractually agreed to limit the International Equity Fund’s Class A, Class C, Class E, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.20% for Class A and Class E, 1.95% for Class C, 1.00% for Class I and 0.82% for Class R6, as percentages of the  respective Fund classes’ average daily net assets through January 31, 2017 (the “Expense Caps”).  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Advisor.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund.  The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.

Summary Section	-1-	Brandes International Equity Fund

Table of Contents - Equity Prospectus

(3)
Effective October 1, 2015, the Class E Shares for the International Equity Fund were closed to new investors.  Accordingly, as of that date the Fund discontinued all sales of Class E Shares, except shares purchased: (1) through the reinvestment of dividends and distributions; and (2) by retirement plans (other than traditional IRAs, SIMPLE IRAs, Roth IRAs, SEP plans and SARSEP plans) that have already selected the Fund as an investment option.  The Fund may relax this restriction on sales of shares at the discretion of the Board of Trustees from time to time.

Example
This Example is intended to help you compare the costs of investing in the International Equity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$688	$928	$1,187	$1,924
Class C	$296	$606	$1,042	$2,254
Class E	$120	$375	$649	$1,432
Class I	$102	$314	$544	$1,203
Class R6	$84	$285	$504	$1,133

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$196	$606	$1,042	$2,254

Portfolio Turnover
The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.50% of the average value of its portfolio.

Principal Investment Strategies
The International Equity Fund invests principally in equity securities of foreign companies.  These companies generally have market capitalizations (market value of publicly traded securities) greater than $5 billion.  A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues.  Under normal market conditions, the Fund invests at least 80% of its net assets measured at the time of purchase in equity securities of issuers located in at least three countries outside of the United States.  Equity securities include common and preferred stocks, warrants and rights.  Up to 30% of the Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in emerging market countries (including frontier market countries).

Brandes Investment Partners, L.P., the International Equity Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio.  When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Summary Section	-2-	Brandes International Equity Fund

Table of Contents - Equity Prospectus

Principal Investment Risks

Because the values of the International Equity Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Principal risks of the International Equity Fund are as follows:

•
Currency Risk – Because the International Equity Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

•
Foreign Securities Risk – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the International Equity Fund invests.

•
Emerging Markets Risk – Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also contain substantial political and currency risk.

•	Stock Risk – The values of the International Equity Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Value Securities Risk – The International Equity Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor.  It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•
Value Style Risk – Value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Summary Section	-3-	Brandes International Equity Fund

Table of Contents - Equity Prospectus

Performance
The following performance information shows you how the International Equity Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares since its inception.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.  Updated performance is available on the Fund’s website at www.brandesfunds.com.

Brandes International Equity Fund
Year-by-Year Total Returns as of December 31,
for Class I Shares

Best Quarter	Q2	2009	23.19%
Worst Quarter	Q4	2008	-17.86%

Brandes International Equity Fund
Average Annual Total Returns
For periods ending December 31, 2015
Brandes International Equity Fund	1 Year	5 Years	10 Years
Class A Shares – Return Before Taxes	-7.33%	1.69%	1.48%
Class C Shares – Return Before Taxes	-3.34%	2.07%	1.29%
Class E Shares – Return Before Taxes	-1.66%	2.84%	2.10%
Class R6 Shares – Return Before Taxes	-1.44%	3.05%	2.28%
Class I Shares – Return Before Taxes	-1.44%	3.05%	2.28%
Return After Taxes on Distributions	-1.78%	2.88%	1.70%
Return After Taxes on Distributions and Sale of Fund Shares	-0.10%	2.86%	2.41%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	-0.81%	3.60%	3.03%

The International Equity Fund commenced operations in 1997.  Prior to October 6, 2008, the Fund had only one class of shares (currently designated as Class I Shares).  Class E shares commenced operations on October 6, 2008.  Performance shown prior to the inception of Class E shares reflects the performance of Class I shares restated to reflect Class E expenses.  Class A shares commenced operations on January 31, 2011, but prior to January 31, 2013, Class A shares were known as Class S shares.  (Class A shares have the same operating expenses as Class S shares.)  Performance shown prior to January 31, 2011 for Class A shares reflects the performance of Class I shares restated to reflect Class A sales loads and expenses.  Class C shares commenced operations on January 31, 2013.  Performance shown prior to the inception of Class C shares reflects the performance of Class I shares restated to reflect Class C expenses.  Performance of Class R6 shares shown prior to the inception of Class R6 shares on February 1, 2016, reflects the performance of Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

Summary Section	-4-	Brandes International Equity Fund

Table of Contents - Equity Prospectus

“Return After Taxes on Distributions” may be higher than the “Return Before Taxes” figures because the Fund receives dividends on securities that are net of foreign taxes. Such taxes may be eligible for pass through of foreign tax credits.  Shareholders can use the foreign tax credits to reduce their tax liabilities.  With a reduced tax liability, the shareholders are then able to reinvest more of the dividends allowing for a higher return. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed this Fund Since:
Brent Woods, CFA	Chief Executive Officer and International Large Cap Investment Committee Voting Member	1997

Amelia Morris, CFA	Director, Investments Group and International Large Cap Investment Committee Voting Member	1998

Jeffrey Germain, CFA	Senior Analyst and International Large Cap Investment Committee Voting Member	2009

Shingo Omura, CFA	Director, Investments Group and International Large Cap Investment Committee Voting Member	2013

Luiz Sauerbronn	Director, Investments Group and International Large Cap Investment Committee Voting Member and Small Cap Investment Committee Voting Member	2013

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Brandes Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-395-3807, or through a financial intermediary.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Classes A, C and E
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$100,000	$500
Class R6(1)	$0	$0
(1)
Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code.  Class R6 shares are generally available only if plan level or omnibus accounts are held on the books of the Fund.

Tax Information
The International Equity Fund’s distributions are taxed as ordinary income, capital gains, or in certain cases qualified dividend income, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-advantaged accounts, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Summary Section	-5-	Brandes International Equity Fund

Table of Contents - Equity Prospectus

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the International Equity Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	-6-	Brandes International Equity Fund

Table of Contents - Equity Prospectus

SUMMARY SECTION

Brandes Global Equity Fund

Investment Objective
The Brandes Global Equity Fund (the “Global Equity Fund” or “Fund”) seeks long term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Equity Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 63 of the Prospectus and “Additional Purchase and Redemption Information” on page B-78 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class E(3)	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load)	None *	1.00%#	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class E	Class I	Class R6
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	0.75%	None	None	None
Other Expenses
Shareholder Servicing Fees	None	0.25%	0.25%	None	None
Other Expenses(1)	0.62%	0.62%	0.62%	0.67%	0.62%
Total Other Expenses	0.62%	0.87%	0.87%	0.67%	0.62%
Total Annual Fund Operating Expenses	1.67%	2.42%	1.67%	1.47%	1.42%
Less: Fee Waiver and/or Expense Reimbursement	-0.42%	-0.42%	-0.42%	-0.47%	-0.60%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.25%	2.00%	1.25%	1.00%	0.82%

*
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

#	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

(1)	“Other Expenses” have been restated to reflect current expenses. In addition, “Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.

(2)
The Advisor has contractually agreed to limit the Global Equity Fund’s Class A, Class C, Class E, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.25% for Class A and Class E, 2.00% for Class C, 1.00% for Class I and 0.82% for Class R6 as percentages of the respective Fund classes’ average daily net assets through January 31, 2017 (the “Expense Caps”).  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund.  The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.

Summary Section	-7-	Brandes Global Equity Fund

Table of Contents - Equity Prospectus

(3)
Effective October 1, 2015, the Class E Shares for the Global Equity Fund were closed to new investors. Accordingly, as of that date the Fund discontinued all sales of Class E Shares, except shares purchased: (1) through the reinvestment of dividends and distributions; and (2) by retirement plans (other than traditional IRAs, SIMPLE IRAs, Roth IRAs, SEP plans and SARSEP plans) that have already selected the Fund as an investment option.  The Fund may relax this restriction on sales of shares at the discretion of the Board of Trustees from time to time.

Example
This Example is intended to help you compare the costs of investing in the Global Equity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$695	$1,033	$1,393	$2,404
Class C	$303	$714	$1,253	$2,724
Class E	$127	$486	$868	$1,941
Class I	$102	$419	$758	$1,717
Class R6	$84	$390	$719	$1,650

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$203	$714	$1,253	$2,724

Portfolio Turnover
The Global Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.06% of the average value of its portfolio.

Principal Investment Strategies
The Global Equity Fund invests principally in equity securities of U.S. and foreign companies.  These companies generally have market capitalizations (market value of publicly traded securities) greater than $5 billion.  A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues.  Equity securities include common and preferred stocks, warrants and rights. The Fund will invest in at least three different countries, and invest at least 40 percent of its assets outside of the United States or, if conditions are not favorable at the time of purchase, at least 30 percent of its assets outside of the United States.  For example, if the Advisor determines that non-U.S. markets are generally overvalued compared to U.S. markets, the Fund may invest up to 70% of its assets within the United States.

Up to 30% of the Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in emerging market countries (including frontier market countries).

Brandes Investment Partners, L.P., the Global Equity Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio.  When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor or the Advisor believes that other investments are more attractive, or for other reasons.

Summary Section	-8-	Brandes Global Equity Fund

Table of Contents - Equity Prospectus

Principal Investment Risks
Because the values of the Global Equity Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

•
Currency Risk – Because the Global Equity Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

•
Foreign Securities Risk – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Global Equity Fund invests.

•
Emerging Markets Risk – Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and a few markets may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also contain substantial political and currency risk.

•	Stock Risk – The values of the Global Equity Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Value Securities Risk – The Global Equity Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor.  It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•
Value Style Risk – Value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Performance
The following performance information shows you how the Global Equity Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares since its inception.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.  Updated performance is available on the Fund’s website at www.brandesfunds.com.

Summary Section	-9-	Brandes Global Equity Fund

Table of Contents - Equity Prospectus

Brandes Global Equity Fund
Year-by-Year Total Returns as of December 31,
for Class I Shares

Best Quarter	Q2	2009	18.38%
Worst Quarter	Q3	2011	-16.18%

Brandes Global Equity Fund
Average Annual Total Returns
For periods ending December 31, 2015
Brandes Global Equity Fund	1 Year	5 Years	Since Inception (October 6, 2008)
Class A Shares – Return Before Taxes	-8.47%	4.72%	5.71%
Class C Shares – Return Before Taxes	-4.50%	5.14%	5.75%
Class E Shares – Return Before Taxes	-2.89%	5.91%	6.58%
Class R6 Shares – Return Before Taxes	-2.64%	6.18%	6.80%
Class I Shares – Return Before Taxes	-2.64%	6.18%	6.80%
Return After Taxes on Distributions	-4.36%	5.01%	5.82%
Return After Taxes on Distributions and Sale of Fund Shares	0.13%	5.22%	5.75%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	-0.87%	7.59%	8.51%

Class E and Class I shares commenced operations on October 6, 2008.  Class A shares commenced operations on January 31, 2011, but prior to January 31, 2013, Class A shares were known as Class S shares.  (Class A shares have the same operating expenses as Class S shares.)  Performance shown prior to January 31, 2011 for Class A shares reflects the performance of Class I shares restated to reflect Class A sales loads and expenses.  Class C shares commenced operations on January 31, 2013.  Performance shown prior to the inception of Class C shares reflects the performance of Class I shares restated to reflect Class C expenses. Performance of Class R6 shares shown prior to the inception of Class R6 shares reflects the performance of Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

Summary Section	-10-	Brandes Global Equity Fund

Table of Contents - Equity Prospectus

“Return After Taxes on Distributions” may be higher than the “Return Before Taxes” figures because the Fund receives dividends on securities that are net of foreign taxes. Such taxes may be eligible for pass through of foreign tax credits.  Shareholders can use the foreign tax credits to reduce their tax liabilities.  With a reduced tax liability, the shareholders are then able to reinvest more of the dividends allowing for a higher return. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor.  Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed this Fund Since:
Brent Fredberg	Director, Investments Group and Global Large Cap Investment Committee Voting Member	2008

Ted Kim, CFA	Director, Investments Group and Global Large Cap Investment Committee Voting Member and Small-Mid Cap Investment Committee Voting Member	2013

Kenneth Little, CFA	Managing Director, Investments Group and All-Cap Investment Committee Voting Member and Global Large Cap Investment Committee Voting Member	2013

Brian Matthews, CFA	Senior Analyst and Global Large Cap Investment Committee Voting Member	2013

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Brandes Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-395-3807, or through a financial intermediary.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Classes A, C and E
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$100,000	$500
Class R6(1)	$0	$0
(1)
Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code.  Class R6 shares are generally available only if plan level or omnibus accounts are held on the books of the Fund.

Tax Information
The Global Equity Fund’s distributions are taxed as ordinary income, capital gains or in certain cases qualified dividend income, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-advantaged accounts, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Global Equity Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	-11-	Brandes Global Equity Fund

Table of Contents - Equity Prospectus

SUMMARY SECTION

Brandes Global Equity Income Fund

Investment Objective
The Brandes Global Equity Income Fund (the “Global Equity Income Fund” or “Fund”) seeks long term capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Equity Income Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds. More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 64 of the Prospectus and “Additional Purchase and Redemption Information” on page B-86 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None	None
Maximum Deferred Sales Charge (Load)	None *		1.00%#	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C		Class I	Class R6
Management Fees	0.80%		0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.25%		0.75%	None	None
Other Expenses
Shareholder Servicing Fees	None	0.25%		None	None
Other Expenses(1)	2.90%	2.90%		2.95%	2.90%
Total Other Expenses	2.90%		3.15%	2.95%	2.90%
Total Annual Fund Operating Expenses	3.95%		4.70%	3.75%	3.70%
Less: Fee Waiver and/or Expense Reimbursement	-2.70%		-2.70%	-2.75%	-2.88%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.25%		2.00%	1.00%	0.82%

*
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

#	Charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year. In addition, “Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.
(2)
The Advisor has contractually agreed to limit the Global Equity Income Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.25% for Class A, 2.00% for Class C, 1.00% for Class I and 0.82% for Class R6, as percentages of the  respective Fund classes’ average daily net assets through January 31, 2017 (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement .

Summary Section	-12-	Brandes Global Equity Income Fund

Table of Contents - Equity Prospectus

Example
This Example is intended to help you compare the costs of investing in the Global Equity Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$695	$1,476	$2,273	$4,340
Class C	$303	$1,174	$2,151	$4,619
Class I	$102	$892	$1,701	$3,816
Class R6	$84	$865	$1,666	$3,763

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$203	$1,174	$2,151	$4,619

Portfolio Turnover
The Global Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.78% of the average value of its portfolio.

Principal Investment Strategies
The Global Equity Income Fund invests primarily in equity securities of U.S. and foreign companies. These companies generally have market capitalizations (market value of publicly traded securities) greater than $3 billion at the time of purchase. The Advisor typically focuses on companies with dividend yields above that of the Morgan Stanley Capital International World Index (“MSCI World”), either currently or based on forecasted dividend levels over the next three to five years. A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues. Equity securities include common and preferred stocks, warrants and rights. The Fund will invest in at least three different countries, and invest at least 40 percent of its assets outside of the United States or, if conditions are not favorable at the time of purchase, at least 30 percent of its assets outside of the United States.  For example, if the Advisor determines that non-U.S. markets are generally overvalued compared to U.S. markets, the Fund may invest up to 70% of its assets within the United States.  Up to 30% of the Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in countries with emerging securities markets (including frontier securities markets).

Brandes Investment Partners, L.P., the Global Equity Income Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio. When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation. The Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Summary Section	-13-	Brandes Global Equity Income Fund

Table of Contents - Equity Prospectus

Principal Investment Risks
Because the values of the Global Equity Income Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Principal risks of the Global Equity Income Fund are as follows:

•
Currency Risks – Because the Global Equity Income Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

•
Foreign Securities Risks – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Global Equity Income Fund invests.

•
Emerging Markets Risks – Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are the riskiest markets in the world in which to invest. Frontier markets have the least number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also contain substantial political and currency risk.

•
Mid and Small-Capitalization Company Risk – Securities of mid-capitalization and small-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.  These securities may also be more difficult to value.

•	Stock Risks – The values of the Global Equity Income Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Value Securities Risks – The Global Equity Income Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business or industry, that have caused the securities to be out of favor. It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•	Value Style Risks – Value style of investing may cause the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time.

Summary Section	-14-	Brandes Global Equity Income Fund

Table of Contents - Equity Prospectus

Performance
The following performance information shows you how the Global Equity Income Fund has performed and provides some indication of the risks of investing in the Fund by showing the Fund’s performance during its first full calendar year.  The bar chart shows the performance of the Fund’s Class I shares during its first full calendar year.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Global Equity Income Fund will perform in the future.  Updated performance is available on the Fund’s website at www.brandesfunds.com.

Brandes Global Equity Income Fund
Total Returns as of December 31,
for Class I Shares

Best Quarter	Q1	2015	5.36%
Worst Quarter	Q3	2015	-7.77%

Brandes Global Equity Income Fund
Average Annual Total Returns
For periods ending December 31, 2015
Brandes Global Equity Income Fund	1 Year	Since Inception (December 31, 2014)
Class A Shares – Return Before Taxes	-4.23%	-4.23%
Class C Shares – Return Before Taxes	-0.55%	-0.55%
Class R6 Shares – Return Before Taxes	1.67%	1.67%
Class I Shares – Return Before Taxes	1.67%	1.67%
Return After Taxes on Distributions	0.51%	0.51%
Return After Taxes on Distributions and Sale of Fund Shares	1.82%	1.82%
Morgan Stanley Capital International World Index (reflects no deduction for fees, expenses or taxes)	-0.87%	-0.87%

Performance of Class R6 shares shown prior to the inception of Class R6 shares reflects the performance of Class I shares .

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

Summary Section	-15-	Brandes Global Equity Income Fund

Table of Contents - Equity Prospectus

“Return After Taxes on Distributions” may be higher than the “Return Before Taxes” figures because the Fund receives dividends on securities that are net of foreign taxes. Such taxes are eligible for pass through of foreign tax credits.  Shareholders can use the foreign tax credits to reduce their tax liabilities.  With a reduced tax liability, the shareholders are then able to reinvest more of the dividends allowing for a higher return. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed this Fund Since:
Brent Fredberg	Director, Investments Group and Global Large Cap Investment Committee Voting Member	2014

Ted Kim, CFA	Director, Investments Group and Global Large Cap Investment Committee Voting Member	2014

Kenneth Little, CFA	Managing Director, Investments Group and All-Cap Investment Committee Voting Member and Global Large Cap Investment Committee Voting Member	2014

Brian Matthews, CFA	Senior Analyst and Global Large Cap Investment Committee Voting Member	2014

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Brandes Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-395-3807, or through a financial intermediary.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Classes A and C
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$100,000	$500
Class R6(1)	$0	$0
(1)
Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code.  Class R6 shares are generally available only if plan level or omnibus accounts are held on the books of the Fund.

Tax Information
The Global Equity Income Fund’s distributions are taxed as ordinary income, capital gains, or in certain cases qualified dividend income, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an individual retirement account. Distributions on investments made through tax-advantaged accounts, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Global Equity Income Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	-16-	Brandes Global Equity Income Fund

Table of Contents - Equity Prospectus

SUMMARY SECTION

Brandes Global Opportunities Value Fund

Investment Objective
The Brandes Global Opportunities Value Fund (the “Global Opportunities Value Fund” or “Fund”) seeks long term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Opportunities Value Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds. More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 64 of the Prospectus and “Additional Purchase and Redemption Information” on page B-86 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load)	None*	1.00%#	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	0.25%	0.75%	None	None
Other Expenses
Shareholder Servicing Fees	None	0.25%	None	None
Other Expenses(1)	2.00%	2.00%	2.05%	2.00%
Total Other Expenses	2.00%	2.25%	2.05%	2.00%
Total Annual Fund Operating Expenses	3.20%	3.95%	3.00%	2.95%
Less: Fee Waiver and/or Expense Reimbursement	-1.80%	-1.80%	-1.85%	-1.98%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.40%	2.15%	1.15%	0.97%

*
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

#	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year. In addition, “Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.

(2)
The Advisor has contractually agreed to limit the Global Opportunities Value Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.40% for Class A, 2.15% for Class C, 1.15% for Class I and 0.97% for Class R6 as percentages of the respective Fund classes’ average daily net assets through January 31, 2017 (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.

Summary Section	-17-	Brandes Global Opportunities Value Fund

Table of Contents - Equity Prospectus

Example
This Example is intended to help you compare the costs of investing in the Global Opportunities Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$709	$1,346	$2,005	$3,760
Class C	$318	$1,039	$1,878	$4,052
Class I	$117	$753	$1,414	$3,187
Class R6	$99	$725	$1,378	$3,129

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$218	$1,039	$1,878	$4,052

Portfolio Turnover
The Global Opportunities Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.12% of the average value of its portfolio.

Principal Investment Strategies
The Global Opportunities Value Fund invests primarily in equity securities of U.S. and foreign companies. These companies have market capitalizations of any size. A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues. Equity securities include common and preferred stocks, warrants and rights. The Fund will invest in at least three different countries, and invest at least 40 percent of its assets outside of the United States or, if conditions are not favorable at the time of purchase, at least 30 percent of its assets outside of the United States.  For example, if the Advisor determines that non-U.S. markets are generally overvalued compared to U.S. markets, the Fund may invest up to 70% of its assets within the United States.  Up to 40% of the Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in countries with emerging securities markets (including frontier securities markets).

Brandes Investment Partners, L.P., the Global Opportunities Value Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio. When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation. The Advisor may sell a security when its price reaches a target set by the Advisor or the Advisor believes that other investments are more attractive, or for other reasons.

Principal Investment Risks
Because the values of the Global Opportunities Value Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Principal risks of the Fund are as follows:

•
Currency Risks – Because the Global Opportunities Value Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

Summary Section	-18-	Brandes Global Opportunities Value Fund

Table of Contents - Equity Prospectus

•
Foreign Securities Risks – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Global Opportunities Value Fund invests.

•
Emerging Markets Risks – Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are the riskiest markets in the world in which to invest. Frontier markets have the least number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also contain substantial political and currency risk.

•
Mid and Small-Capitalization Company Risk – Securities of mid-capitalization and small-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.  These securities may also be more difficult to value.

•	Stock Risks – The values of the Global Opportunities Value Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Value Securities Risks – The Global Opportunities Value Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business or industry, that have caused the securities to be out of favor. It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•	Value Style Risks – Value style of investing may cause the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time.

Summary Section	-19-	Brandes Global Opportunities Value Fund

Table of Contents - Equity Prospectus

Performance
The following performance information shows you how the Global Opportunities Value Fund has performed and provides some indication of the risks of investing in the Fund by showing the Fund’s performance during its first full calendar year.  The bar chart shows the performance of the Fund’s Class I shares during its first full calendar year.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Global Opportunities Value Fund will perform in the future.  Updated performance is available on the Fund’s website at www.brandesfunds.com.

Brandes Global Opportunities Value Fund
Total Returns as of December 31,
for Class I Shares

Best Quarter	Q1	2015	4.34%
Worst Quarter	Q3	2015	-8.49%

Brandes Global Opportunities Value Fund
Average Annual Total Returns
For periods ending December 31, 2015
Brandes Global Opportunities Value Fund	1 Year	Since Inception (December 31, 2014)
Class A Shares – Return Before Taxes	-10.97%	-10.97%
Class C Shares – Return Before Taxes	-7.30%	-7.30%
Class R6 Shares – Return Before Taxes	-5.75%	-5.75%
Class I Shares – Return Before Taxes	-5.75%	-5.75%
Return After Taxes on Distributions	-6.33%	-6.33%
Return After Taxes on Distributions and Sale of Fund Shares	-2.83%	-2.83%
Morgan Stanley Capital International All Country World Index (reflects no deduction for fees, expenses or taxes)	-2.36%	-2.36%

Performance of Class R6 shares shown prior to the inception of Class R6 shares reflects the performance of Class I shares .

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

Summary Section	-20-	Brandes Global Opportunities Value Fund

Table of Contents - Equity Prospectus

“Return After Taxes on Distributions” may be higher than the “Return Before Taxes” figures because the Fund receives dividends on securities that are net of foreign taxes. Such taxes may be eligible for pass through of foreign tax credits.  Shareholders can use the foreign tax credits to reduce their tax liabilities.  With a reduced tax liability, the shareholders are then able to reinvest more of the dividends allowing for a higher return. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed this Fund Since:
Ralph Birchmeier, CFA	Director, Investments Group and All-Cap Investment Committee Voting Member and Small Cap Investment Committee Voting Member	2014

Charles Brandes, CFA	Founder and Chairman and Member Investment Oversight Committee and All-Cap Investment Committee Voting Member	2014

Kenneth Little, CFA	Managing Director, Investments Group and All-Cap Investment Committee Voting Member and Global Large Cap Investment Committee Voting Member	2014

Michael Hutchens, CFA	Director, Investments Group and All-Cap Investment Committee Voting Member and Small-Mid-Cap Investment Committee Voting Member	2014

Gerardo Zamorano, CFA	Director, Investments Group and All-Cap Investment Committee Voting Member and Emerging Markets Investment Committee Voting Member	2014

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Brandes Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-395-3807, or through a financial intermediary.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Classes A and C
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$100,000	$500
Class R6(1)	$0	$0
(1)
Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code.  Class R6 shares are generally available only if plan level or omnibus accounts are held on the books of the Fund.

Tax Information
The Global Opportunities Value Fund’s distributions are taxed as ordinary income, capital gains, or in certain cases qualified dividend income, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an individual retirement account. Distributions on investments made through tax-advantaged accounts, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Summary Section	-21-	Brandes Global Opportunities Value Fund

Table of Contents - Equity Prospectus

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Global Opportunities Value Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	-22-	Brandes Global Opportunities Value Fund

Table of Contents - Equity Prospectus

SUMMARY SECTION

Brandes Emerging Markets Value Fund

Investment Objective
The Brandes Emerging Markets Value Fund (the “Emerging Markets Value Fund” or “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Value Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 64 of the Prospectus and “Additional Purchase and Redemption Information” on page B-86 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load)	None *	1.00%#	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	0.25%	0.75%	None	None
Other Expenses
Shareholder Servicing Fees	None	0.25%	None	None
Other Expenses(1)	0.19%	0.19%	0.24%	0.19%
Total Other Expenses	0.19%	0.44%	0.24%	0.19%
Total Annual Fund Operating Expenses	1.39%	2.14%	1.19%	1.14%
Less: Fee Waiver and/or Expense Reimbursement	-0.02%	-0.02%	-0.07%	-0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.37%	2.12%	1.12%	0.97%

*
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

#	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

(1)	“Other Expenses” have been restated to reflect current expenses. In addition, “Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.

(2)
The Advisor has contractually agreed to limit the Emerging Markets Value Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.37% for Class A, 2.12% for Class C, 1.12% for Class I and 0.97% for Class R6 as percentages of the respective Fund classes’ average daily net assets through January 31, 2017 (the “Expense Caps”).  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund.  The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.

Summary Section	-23-	Brandes Emerging Markets Value Fund

Table of Contents - Equity Prospectus

Example
This Example is intended to help you compare the costs of investing in the Emerging Markets Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$706	$988	$1,290	$2,146
Class C	$315	$668	$1,147	$2,471
Class I	$114	$371	$648	$1,437
Class R6	$99	$345	$611	$1,371

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$215	$668	$1,147	$2,471

Portfolio Turnover
The Emerging Markets Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.02% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Emerging Markets Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities of companies located or active mainly in emerging markets.  The Fund generally invests in equity securities of companies that have market capitalizations (market value of publically traded securities) greater than $3 billion.   Equity securities include common and preferred stocks, warrants and rights.  Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East.  The Advisor considers an emerging market country to be any country which is in the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) or that, in the opinion of the Advisor, is generally considered to be an emerging market country by the international financial community.

Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Emerging Markets Value Fund’s investment portfolio.  When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor, if the Advisor believes that other investments are more attractive, or for other reasons.

Principal Investment Risks
Because the values of the Emerging Markets Value Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

•
Currency Risk – Because the Emerging Markets Value Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

Summary Section	-24-	Brandes Emerging Markets Value Fund

Table of Contents - Equity Prospectus

•
Foreign Securities Risk – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Emerging Markets Value Fund invests.

•
Emerging Markets Risk – Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also contain substantial political and currency risk.

•
Mid and Small-Capitalization Company Risk – Securities of Mid-capitalization and small-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.  These securities may also be more difficult to value.

•	Stock Risk – The values of the Emerging Markets Value Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Value Securities Risk – The Emerging Markets Value Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor.  It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•
Value Style Risk – Value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Summary Section	-25-	Brandes Emerging Markets Value Fund

Table of Contents - Equity Prospectus

Performance
The following performance information shows you how the Emerging Markets Value Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares since its inception.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Emerging Markets Value Fund will perform in the future.  Updated performance is available on the Fund’s website at www.brandesfunds.com.

Brandes Emerging Markets Value Fund
Year-by-Year Total Returns as of December 31,
for Class I Shares

Best Quarter	Q2	2009	43.09%
Worst Quarter	Q4	2008	-26.72%

Brandes Emerging Markets Value Fund
Average Annual Total Returns
For periods ending December 31, 2015
Brandes Emerging Markets Value Fund	1 Year	5 Years	10 Years
Class A Shares – Return Before Taxes	-25.23%	-7.23%	3.11%
Class C Shares – Return Before Taxes	-21.89%	-6.79%	2.96%
Class R6 Shares – Return Before Taxes	-20.34%	-5.86%	3.98%
Class I Shares – Return Before Taxes	-20.34%	-5.86%	3.98%
Return After Taxes on Distributions	-20.43%	-6.36%	3.71%
Return After Taxes on Distributions and Sale of Fund Shares	-11.08%	-4.01%	3.35%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	-14.60%	-4.47%	3.95%

Prior to January 31, 2011, the Fund was a private investment fund managed by the Advisor with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Emerging Markets Value Fund.  Class A and Class I shares commenced operations on January 31, 2011, while Class C shares commenced operations on January 31, 2013.  Prior to January 31, 2013, Class A shares were known as Class S shares.  (Class A shares have the same operating expenses as Class S shares.)  The Class I performance information shown for periods prior to January 31, 2011 is that of the private investment fund managed by the Advisor that is the predecessor of the Fund, not restated to reflect Fund expenses.  Performance shown prior to January 31, 2011 for Class A shares reflects the performance of the private investment fund shares restated to reflect Class A sales loads and expenses.  Performance shown prior to the inception of Class C shares reflects the performance of the private investment fund for periods prior to January 31, 2011 and the performance of Class I shares for the period from February 1, 2011 to January 30, 2013, restated to reflect Class C expenses.  Performance of Class R6 shares shown prior to the inception of Class R6 shares reflects the performance of Class I shares.

Summary Section	-26-	Brandes Emerging Markets Value Fund

Table of Contents - Equity Prospectus

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

“Return After Taxes on Distributions” may be higher than the “Return Before Taxes” figures because the Fund receives dividends on securities that are net of foreign taxes. Such taxes may be eligible for pass through of foreign tax credits.  Shareholders can use the foreign tax credits to reduce their tax liabilities.  With a reduced tax liability, the shareholders are then able to reinvest more of the dividends allowing for a higher return. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor.  Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed this Fund Since:
Mauricio Abadia	Analyst and Emerging Markets Investment Committee Voting Member	2016

Doug Edman, CFA	Director, Investments Group and Emerging Markets Investment Committee Voting Member	2006

Christopher Garrett, CFA	Chief Executive Officer, Brandes Asia and Emerging Markets Investment Committee Voting Member	2002

Louis Lau, CFA	Director, Investments Group and Emerging Markets Investment Committee Voting Member	2008

Gerardo Zamorano, CFA	Director, Investments Group and All-Cap Investment Committee Voting Member and Emerging Markets Investment Committee Voting Member	2002

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Brandes Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-395-3807, or through a financial intermediary.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Classes A and C
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$100,000	$500
Class R6(1)	$0	$0
(1)
Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code.  Class R6 shares are generally available only if plan level or omnibus accounts are held on the books of the Fund.

Summary Section	-27-	Brandes Emerging Markets Value Fund

Table of Contents - Equity Prospectus

Tax Information
The Emerging Markets Value Fund’s distributions are taxed as ordinary income, capital gains, or in certain cases qualified dividend income unless you are investing through a tax-advantaged account, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-advantaged accounts, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Emerging Markets Value Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	-28-	Brandes Emerging Markets Value Fund

Table of Contents - Equity Prospectus

SUMMARY SECTION

Brandes International Small Cap Equity Fund

Investment Objective
The Brandes International Small Cap Equity Fund (the “International Small Cap Fund” or “Fund”), seeks long term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Small Cap Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 64 of the Prospectus and “Additional Purchase and Redemption Information” on page B-86 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load)	None *	1.00%#	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	0.25%	0.75%	None	None
Other Expenses
Shareholder Servicing Fees	None	0.25%	None	None
Other Expenses(1)	0.12%	0.12%	0.17%	0.12%
Total Other Expenses	0.12%	0.37%	0.17%	0.12%
Total Annual Fund Operating Expenses	1.32%	2.07%	1.12%	1.07%
Less: Fee Waiver and/or Expense Reimbursement	0.08%	0.00%	0.03%	-0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.40%	2.07%	1.15%	1.00%

*
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

#	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

(1)	“Other Expenses” have been restated to reflect current expenses. In addition, “Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.
(2)
The Advisor has contractually agreed to limit the International Small Cap Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.40% for Class A, 2.15% for Class C, 1.15% for Class I and 1.00% for Class R6 as percentages of the respective Fund classes’ average daily net assets through January 31, 2017 (the “Expense Caps”).  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund.  The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.

Summary Section	-29-	Brandes International Small Cap Equity Fund

Table of Contents - Equity Prospectus

Example
This Example is intended to help you compare the costs of investing in the International Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$709	$977	$1,264	$2,080
Class C	$310	$649	$1,114	$2,400
Class I	$117	$359	$620	$1,366
Class R6	$102	$333	$583	$1,299

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$210	$649	$1,114	$2,400

Portfolio Turnover
The International Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.82% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the International Small Cap Fund invests at least 80% of its net assets measured at the time of purchase in equity securities issued by small capitalization companies located in at least three countries outside of the United States.  The Fund considers a company to be a small capitalization company if it has a market capitalization (market value of publicly traded securities) of $5 billion or less at the time of purchase.  Equity securities include common and preferred stocks, warrants and rights.  An issuer is determined to be located outside the United States on the basis of the issuer’s domicile, principal place of business, primary stock exchange listing, and/or the source of its revenues.  Up to 30% of the Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in emerging market countries (including frontier market countries).  With respect to 20% of the Fund’s net assets, the Fund may invest in stocks of companies of any capitalization size.

Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the International Small Cap Fund’s investment portfolio.  When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Principal Investment Risks
Because the values of the International Small Cap Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

•
Currency Risk – Because the International Small Cap Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

Summary Section	-30-	Brandes International Small Cap Equity Fund

Table of Contents - Equity Prospectus

•
Foreign Securities Risk – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the International Small Cap Fund invests.

•
Emerging Markets Risk – Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also contain substantial political and currency risk.

•
Mid and Small-Cap Company Risk – Securities of mid-cap and small-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.  These securities may also be more difficult to value.

•	Stock Risk – The values of the International Small Cap Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Value Securities Risk – The International Small Cap Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor.  It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•
Value Style Risk – Value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Summary Section	-31-	Brandes International Small Cap Equity Fund

Table of Contents - Equity Prospectus

Performance
The following performance information shows you how the International Small Cap Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares since its inception.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the International Small Cap Fund will perform in the future.  Updated performance is available on the Fund’s website at www.brandesfunds.com.

Brandes International Small Cap Equity Fund
Year-by-Year Total Returns as of December 31,
for Class I Shares

Best Quarter	Q2	2009	46.08%
Worst Quarter	Q4	2008	-21.60%

Brandes International Small Cap Equity Fund
Average Annual Total Returns
For periods ending December 31, 2015
Brandes International Small Cap Equity Fund	1 Year	5 Years	10 Years
Class A Shares – Return Before Taxes	1.71%	5.96%	5.79%
Class C Shares – Return Before Taxes	6.21%	6.44%	5.63%
Class R6 Shares – Return Before Taxes	8.14%	7.46%	6.67%
Class I Shares – Return Before Taxes	8.14%	7.46%	6.67%
Return After Taxes on Distributions	7.03%	6.24%	6.07%
Return After Taxes on Distributions and Sale of Fund Shares	5.17%	5.58%	5.25%
S&P Developed ex-U.S. Small Cap Index (reflects no deduction for fees, expenses or taxes)	5.92%	5.51%	5.33%

Prior to February 1, 2012, the Fund was a private investment fund managed by the Advisor with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund.  Class A and Class I shares commenced operations on February 1, 2012, while Class C shares commenced operations on January 31, 2013.  Prior to January 31, 2013, Class A shares were known as Class S shares.  (Class A shares have the same operating expenses as Class S shares.)  The Class I performance information shown for periods before February 1, 2012 is that of the private investment fund managed by the Advisor that is the predecessor of the Fund, not restated to reflect Fund expenses.  Performance shown prior to February 1, 2012 for the Class A shares reflects the performance of the private investment fund shares restated to reflect Class A sales loads and expenses.  Performance shown prior to the inception of Class C shares reflects the performance of the private investment fund for periods prior to February 1, 2012 and the performance of Class I shares for the period from February 1, 2012 to January 30, 2013, restated to reflect Class C expenses.  Performance of Class R6 shares shown prior to the inception of Class R6 shares reflects the performance of Class I shares.

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

Management
Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed this Fund Since:
Ralph Birchmeier, CFA	Director, Investments Group and All-Cap Investment Committee Voting Member and Small Cap Investment Committee Voting Member	2002

Luiz Sauerbronn	Director, Investments Group and Small Cap Investment Committee Voting Member and International Large Cap Investment Committee Voting Member	2004

Yingbin Chen, CFA	Director, Investments Group and Small Cap Investment Committee Voting Member	2005

Mark Costa, CFA	Senior Analyst and Small Cap Investment Committee Voting Member	2010

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Brandes Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-395-3807, or through a financial intermediary.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Classes A and C
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$100,000	$500
Class R6(1)	$0	$0
(1)
Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code.  Class R6 shares are generally available only if plan level or omnibus accounts are held on the books of the Fund.

Tax Information
The International Small Cap Fund’s distributions are taxed as ordinary income, capital gains, or in certain cases qualified dividend income, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-advantaged accounts, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the International Small Cap Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE, POLICIES AND RISKS
Investment Objectives

The investment objective of each Fund is long-term capital appreciation, in addition, the investment objective of the Global Equity Income Fund is long-term capital appreciation and current income.  Each Fund’s investment objective may be changed by the Funds’ Board of Trustees without shareholder approval upon 60 days’ notice to shareholders.

Investment Policies

During the past decade, foreign capital markets have grown significantly.  Today, over half of the world’s equity value is located outside of the United States.  The Advisor believes that significant investment opportunities exist throughout the world.

No Fund, except the Global Opportunities Value Fund, may make any change in its investment policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities without first providing the Fund’s shareholders with at least 60 days’ prior written notice.

International Equity Fund
The International Equity Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities of issuers located in at least three countries outside the United States.  Equity securities include common and preferred stocks, warrants and rights.  The Fund typically invests in foreign companies with market capitalizations (market value of publicly traded securities) greater than $5 billion at the time of purchase.  The Fund may invest up to 30% of its total assets, measured at the time of purchase, in securities of companies located in emerging market countries (including frontier market countries).  The Fund typically invests up to 5% of its total assets in any one security measured at the time of purchase.

The International Equity Fund may invest in companies located around the world.  With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 20% of total Fund assets in any particular country, measured at the time of purchase or (b) 150% of the weighting of such country as represented in the MSCI Europe, Australasia, Far East (“EAFE”) Index, measured at the time of purchase.

Global Equity Fund
Under normal market conditions, the Global Equity Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities. The Fund typically invests in equity securities with market capitalizations (market value of publicly traded securities) greater than $5 billion at the time of purchase.  Equity securities include common and preferred stocks, warrants and rights. The Fund will invest in at least three different countries, and invest at least 40 percent of its assets outside of the United States or, if conditions are not favorable at the time of purchase, at least 30 percent of its assets outside of the United States.  For example, if the Advisor determines that non-U.S. markets are generally overvalued compared to U.S. markets, the Fund may invest up to 70% of its assets within the United States.  The Fund may invest up to 30% of its total assets, measured at the time of purchase, in securities of companies located in emerging market countries (including frontier market countries).  The Fund typically invests up to 5% of its total assets in any one security measured at the time of purchase.
The Global Equity Fund may invest in companies located around the world.  With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 20% of total Fund assets measured at the time of purchase, or (b) 150% of the weighting of such country as represented in the Morgan Stanley Capital International (“MSCI”) World Index measured at the time of purchase.  As of December 31, 2015, the weight of the United States in the MSCI World Index was 58.72%. Nevertheless, the Global Equity Fund will invest in at least three different countries, and invest at least 40 percent of its assets outside of the United States or, if conditions are not favorable at the time of purchase, invest at least 30 percent of its assets outside of the United States.

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Global Equity Income Fund
The Global Equity Income Fund invests primarily in equity securities of U.S. and foreign companies. These companies generally have market capitalizations (market value of publicly traded securities) greater than $3 billion at the time of purchase. The Advisor typically focuses on companies with dividend yields above that of the MSCI World Index, either currently or based on forecasted dividend levels over the next three to five years. A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities. The Fund will invest its assets in the equity securities of issuers located in at least three countries outside of the United States. Equity securities include common and preferred stocks, warrants and rights. The Fund may invest up to 30% of its total assets, measured at the time of purchase, in securities of companies located in emerging market countries (including frontier market countries).  The Fund typically invests up to 5% of its total assets in any one security measured at the time of purchase.

The Global Equity Income Fund may invest in companies located around the world. With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 30% of total Fund assets measured at the time of purchase, or (b) 150% of the weighting of such country as represented in the MSCI World Index. Nevertheless, the Global Equity Income Fund will invest in at least three different countries, and invest at least 40 percent of its assets outside of the United States or, if conditions are not favorable at the time of purchase, invest at least 30 percent of its assets outside of the United States.

Global Opportunities Value Fund
The Global Opportunities Value Fund invests primarily in equity securities of U.S. and foreign companies. These companies have market capitalizations of any size. A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues. Under normal market conditions, the Fund invests in equity securities of issuers located in at least three countries, one of which may be the United States. Equity securities include common and preferred stocks, warrants and rights. The Fund may invest up to 40% of its total assets, measured at the time of purchase, in securities of companies located in emerging market countries (including frontier market countries).  The Fund typically invests up to 5% of its total assets in any one security measured at the time of purchase.

The Global Opportunities Value Fund may invest in companies located around the world. With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 25% of total Fund assets measured at the time of purchase, or (b) 300% of the weighting of such country as represented in the MSCI All Country World Index (“ACWI”). Nevertheless, the Global Opportunities Value Fund will invest in at least three different countries, and invest at least 40 percent of its assets outside of the United States or, if conditions are not favorable at the time of purchase, invest at least 30 percent of its assets outside of the United States

Emerging Markets Value Fund
The Emerging Markets Value Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities of companies located or active mainly in emerging markets.

Equity securities include common and preferred stocks, warrants and rights.  The Emerging Markets Value Fund typically invests no more than 5% of its total assets in any one security measured at the time of purchase.

Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East.  With respect to Emerging Markets Value Fund investments in any particular country, the Fund may invest up to the greater of either (a) 20% of total Fund assets in any particular country, measured at the time of purchase or (b) 150% of the weighting of such country as represented in the MSCI Emerging Markets Index, measured at the time of purchase.

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More on the Emerging Markets Value Fund’s Performance. Prior to January 31, 2011, the Advisor managed a private investment fund with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Emerging Markets Value Fund.  The performance information shown for the Fund’s Class I shares for periods before January 31, 2011 is that of the private investment fund and reflects the net expenses of the private investment fund, which were higher than the Fund’s current net expenses for Class I shares.  If the private investment fund’s performance had been restated to reflect Class I expenses, the performance of Class I shares would have been higher.  Class C shares commenced operations on January 31, 2013 and the performance shown for Class C shares for the period from February 1, 2011 to January 30, 2013, reflects the performance of Class I shares restated to reflect Class C expenses.  If the performance for this period had been restated to reflect Class C expenses, the performance would have been lower.  Performance shown prior to January 31, 2011 for Class A shares reflects the performance of the private investment fund shares restated to reflect Class A sales loads and expenses.  The performance of the private investment fund prior to January 31, 2011 is based on calculations that are different than the standardized method of performance calculations required by the Securities and Exchange Commission (the “SEC”).  The private investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Code, which, if applicable, may have adversely affected its performance.

International Small Cap Fund
The International Small Cap Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by small capitalization companies located in at least three countries other than the United States.  Equity securities include common and preferred stocks, warrants and rights.  The Fund considers a company to be a small capitalization company if it has a market capitalization (market value of publicly traded securities) of $5 billion or less measured at the time of purchase.  The Fund may periodically reevaluate and adjust this definition.  The Fund does not invest more than 30% of its total assets, measured at the time of purchase, in securities of companies located in emerging market countries (including frontier market countries).  With respect to 20% of the Fund’s net assets, the Fund may invest in stocks of companies of any capitalization size.  The Fund typically invests no more than 5% of its total assets in any one security measured at the time of purchase.

The International Small Cap Fund generally invests in companies located around the world.  With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 20% of total Fund assets in any particular country or (b) 150% of the weighting of such country as represented in the S&P Developed Ex-U.S. Small Cap Index, measured at the time of purchase.

More on the International Small Cap Fund’s Performance. Prior to February 1, 2012, the Advisor managed a private investment fund with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund.  The performance information shown for Class I shares for periods before February 1, 2012 is that of the private investment fund and reflects the net expenses of the private investment fund, which were lower than the Fund’s current net expenses for Class I shares.  If the private investment fund’s performance had been restated to reflect Class I expenses, the performance would have been lower.  Class C shares commenced operations on January 31, 2013 and the performance shown for Class C shares for the period from February 1, 2012 to January 30, 2013 reflects the performance of Class I shares restated to reflect Class C expenses.  Performance shown prior to February 1, 2012 for the Class A shares reflects the performance of the private investment fund restated to reflect Class A sales loads and expenses.  The performance of the private investment fund prior to February 1, 2012 is based on performance calculations that are different than the standardized method of performance calculations required by the SEC.  The private investment fund was not registered under the 1940 Act and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Code, which, if applicable, may have adversely affected its performance.

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All Funds
The Advisor selects stocks for the Funds based on their individual merits and not necessarily on their geographic locations.  In selecting foreign securities, the Advisor does not attempt to match the security allocations of foreign stock market indices.  Therefore, each Fund’s country weightings may differ significantly from country weightings found in published foreign stock indices.  For example, the Advisor may decide not to invest the Funds’ assets in companies in a country whose stock market, at the time, comprises a large portion of a published foreign stock market index.  At the same time, the Advisor may invest the Funds’ assets in companies in countries whose representation in the index is small or non-existent.

Value Investing
The Advisor applies the Graham and Dodd Value Investing approach to stock selection.  Benjamin Graham is widely regarded as the founder of this approach to investing and a pioneer in modern security analysis.  In his 1934 book Security Analysis, co-written by David Dodd, Graham introduced the idea that equity securities should be chosen by identifying the “true” long-term – or intrinsic – value of a company based on measurable data.  The Advisor follows this approach, looking at each equity security as though it is a business that is for sale.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.

The Advisor uses fundamental analysis to develop an estimate of intrinsic value, and looks at, among other factors, a company’s earnings, book value, cash flow, capital structure, and management record, as well as its industry and position within that industry.  This analysis typically includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, research reports and other information sources, as well as interviews with company management.

The Advisor may sell a security when its price reaches the intrinsic value set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Short-Term Investments
Each Fund may invest from time to time in short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions which in the Advisor’s discretion require investments inconsistent with the Fund’s principal investment strategies. The amount of such holdings will vary and will depend on the Advisor’s assessment of the quantity and quality of investment opportunities that exist at any given time, and may at times be relatively high.  Short-term cash equivalent securities include U.S. government securities, certificates of deposit, bankers’ acceptances, repurchase agreements, demand notes and commercial paper.  As a result of taking such temporary defensive positions, the Funds may not achieve their investment objectives.

Other Investment Techniques and Restrictions
The Funds will use certain other investment techniques, and have adopted certain investment restrictions, which are described in the Funds’ Statement of Additional Information (“SAI”).  Unlike the Funds’ investment objectives, certain of these investment restrictions are fundamental and may be changed only by a majority vote of each Fund’s outstanding shares.

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Principal Risks of Investing in the Funds

The value of your investment in the Funds will fluctuate, which means you could lose money.  You should consider an investment in the Funds as a long-term investment.

Currency Risk
Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of a Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar.

Emerging Markets and Related Risk
The Advisor considers an emerging market country to be any country which is in the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) or any country that, in the opinion of the Advisor, is generally considered to be an emerging market country by the international financial community. There are currently over 130 such countries, approximately 40 of which currently have investable stock markets. Those countries generally include every nation in the world except the United States, Canada, Japan, Australia, Hong Kong, Singapore, New Zealand and most nations located in Western Europe. Currently, investing in many emerging market countries is not feasible or may involve unacceptable risks. As opportunities to invest in emerging markets countries develop, the Funds expect to expand and diversify further the countries in which the Funds invest.

Investments in emerging market countries are subject to all of the risks of foreign investing generally and have additional heightened risks due to a less established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include:

•	Less social, political and economic stability;

•	Unpredictable changes in national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests;

•	Less transparent and established taxation policies;

•	Less developed regulatory or legal structures governing private and foreign investments or allowing for judicial redress for injury to private property;

•	Less familiarity with a capital market structure or market-oriented economy and more widespread corruption and fraud;

•	Inadequate, limited and untimely financial reporting as accounting standards and auditing requirements may not correspond with standards generally accepted in the international capital markets;

•	Less financial sophistication, creditworthiness, and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts;

•	Insolvency of local banking systems due to concentrated debtor risk, imprudent lending, the effect of inefficiency and fraud in bank transfers and other systemic risks;

•	Less developed local banking infrastructure creating an inability to channel domestic savings to companies in need of finance which can therefore experience difficulty in obtaining working capital;

•	Risk of government seizure of assets;

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•	Less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.;

•	Greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions;

•	Higher rates of inflation and more rapid and extreme fluctuations in inflation rates;

•	Greater sensitivity to interest rate changes;

•	Fraudulent activities of management;

•	Increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls;

•	Greater debt burdens relative to the size of the economy;

•	More delays in settling portfolio transactions and heightened risk of loss from shareholder registration and custody practices;

•	Less assurance that favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries;

•
Trade embargoes, sanctions and other restrictions, which may, from time to time, be imposed by international bodies (for example, the United Nations) or sovereign states (for example, the United States) or their agencies on investments held or to be held by the Fund resulting in an investment or cash flows relating to an investment being frozen or otherwise suspended or restricted.

Because of the above factors, investments in emerging market countries are subject to greater price volatility and illiquidity than investments in developed markets.

Certain emerging markets are sometimes referred to as “frontier markets.”  Frontier markets are the least advanced capital markets in the developing world. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets. They are also known as “pre-emerging markets.”

Most frontier markets consist chiefly of stocks of financial, telecommunications and consumer companies that receive monthly payments from customers. Frontier markets are categorically the riskiest markets in the world in which to invest. Frontier markets have the least number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also contain substantial political and currency risk.

Emerging and frontier markets both offer the prospect of higher returns with higher risk. However, emerging markets are more stable and developed than frontier markets. The economies of emerging market countries have achieved a rudimentary level of development, while frontier markets represent the least economically developed nations in the global marketplace. Emerging and frontier markets also carry several types of investment risk, including market, political and currency risk, as well as the risk of nationalization.

Foreign Securities Risk
Investments in foreign securities involve certain inherent risks such as fluctuations in currency exchange rates. However, the Advisor does not believe that currency fluctuation, over the long term, on a group of broadly diversified companies representing a number of currencies and countries, significantly affects portfolio performance.

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Before investing in a Fund, you should also consider the other risks of investing in foreign securities, including political or economic instability in the country of issue and the possible imposition of currency exchange controls or other adverse laws or restrictions. In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than the prices of securities in U.S. markets. With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities or political or economic developments which could affect the foreign investments of the Funds. Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC’s reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Funds than is available concerning U.S. companies. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S. These factors could make foreign investments, especially those in developing countries, more volatile than U.S. investments.

Each Fund may, from time to time, invest a substantial portion of the total value of its assets in securities of issuers located in particular countries and/or associated with particular industries.  For example, as of December 31, 2015, 21.92% of the International Equity Fund’s assets were invested in Japanese issuers.  During such periods, the Fund may be more susceptible to risks associated with single economic, political or regulatory occurrences of Japan than more diversified portfolios.

Mid and Small-Capitalization Company Risk
Each Fund may invest in the securities of mid-capitalization and small-capitalization companies which generally involve greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of mid-capitalization and small-capitalization companies usually have more limited trading liquidity.  Because mid-capitalization and small-capitalization companies generally have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.  Additionally, securities of mid-capitalization and small-capitalization companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and typically there is less publicly available information concerning mid-capitalization and small-capitalization companies than for larger, more established companies.  Although investing in securities of mid-capitalization and small-capitalization companies offers potential above-average returns if the companies are successful, there is a risk that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.  Securities of mid-capitalization and small-capitalization companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets or financial resources and may lack management depth.  Securities of mid-capitalization and small-capitalization companies also may be more volatile than larger companies or the market averages in general because of their general susceptibility to economic downturns.

Stock Risk
The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may go down over short or even extended periods.  Stocks are more volatile—likely to go up or down in price, sometimes suddenly—and are riskier than some other forms of investment, such as short-term high-grade fixed income securities.

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Value Securities Risk
Value securities are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued.  The market value of a portfolio security may not meet the Advisor’s assessment of the future value of that security, or the market value of the security may decline.  There is also a risk that it may take longer than expected for the value of any such investment to rise to the assessed value.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Value Style Risk
Value style of investing has caused a Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Portfolio Holdings

A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”), which is located on the Funds’ website at www.brandesfunds.com.

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FUND MANAGEMENT

Each Fund is a series of Brandes Investment Trust, a Delaware statutory trust (the “Trust”).  The Board of Trustees of the Trust decides matters of general policy and reviews the activities of the Advisor and other service providers.  The Trust’s officers conduct and supervise its daily business operations.

The Investment Advisor

Brandes Investment Partners, L.P., (the “Advisor”) has been in business, through various predecessor entities, since 1974.  As of December 31, 2015, the Advisor managed approximately $26 billion in assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, and individuals.  Charles H. Brandes owns a controlling interest in the Advisor’s general partner, Brandes Investment Partners, L.P.  The Advisor’s offices are at 11988 El Camino Real, Suite 600, San Diego, California 92130.

Subject to the direction and control of the Trustees, the Advisor develops and implements an investment program for the Funds, including determining which securities are bought and sold.  The Advisor also provides certain officers for the Trust.  For its services, the Advisor receives a percentage of each Fund’s average daily net assets, payable on a monthly basis from each Fund as shown in the table below.  For the fiscal year ended September 30, 2015, the Advisor received the following net management fees as a percentage of average daily net assets.  The “net” management fee reflects the amount received because the Advisor either waived a portion of its fees or was entitled to recoup a portion of fees previously waived pursuant to the expense cap agreement described below:

Fund	Annual Management Fee	Net Management Fee Received (after waivers or recoupments) (as of September 30, 2015)
International Equity Fund	0.80% on average daily net assets up to $5.0 billion and 0.70% on average daily net assets greater than $5.0 billion	0.82%
Global Equity Fund	0.80%	0.34%
Global Equity Income Fund	0.80%	0.00%
Global Opportunities Value Fund	0.95%	0.00%
Emerging Markets Value Fund	0.95% on average daily net assets up to $2.5 billion; 0.90% on average daily net assets from $2.5 billion to $5.0 billion; and 0.85% on average daily net assets greater than $5.0 billion.	0.89%
International Small Cap Fund	0.95%	0.99%

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The Advisor has signed a contract with the Trust in which the Advisor has agreed to waive management fees and reimburse operating expenses of each Fund through January 31, 2017, to the extent necessary to ensure that the operating expenses of each Class do not exceed the percentage of average daily net assets shown in the table below (the “Expense Caps”).  For this purpose, operating expenses do not include taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation.

Expense Caps	Class A	Class C	Class E	Class I	Class R6
International Equity Fund	1.20%	1.95%	1.20%	1.00%	0.82%
Global Equity Fund	1.25%	2.00%	1.25%	1.00%	0.82%
Global Equity Income Fund	1.25%	2.00%	N/A	1.00%	0.82%
Global Opportunities Value Fund	1.40%	2.15%	N/A	1.15%	0.97%
Emerging Markets Value Fund	1.37%	2.12%	N/A	1.12%	0.97%
International Small Cap Fund	1.40%	2.15%	N/A	1.15%	1.00%

A discussion regarding the basis for the Board of Trustees’ approval or re-approval, as the case may be, of the Funds’ investment advisory agreements with the Advisor is available in the Funds’ semi-annual report to shareholders for the period ended March 31, 2015.

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Portfolio Managers

Each Fund’s investment portfolio is team-managed by an investment committee comprised of senior portfolio management professionals of the Advisor.

International Equity Fund

All investment decisions for the International Equity Fund are the responsibility of the Advisor’s International Large Cap Investment Committee (“International Large Cap Committee”).  The voting members of the Committee are Brent V. Woods, Amelia Maccoun Morris, Jeffrey Germain, Shingo Omura and Luiz Sauerbronn.

The Funds’ SAI provides additional information about the International Large Cap Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds.

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Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Brent Woods, CFA	International Equity Fund	Brent V. Woods, CFA Chief Executive Officer
	Since 1997	●	Experience
			○	Limited partner of the firm’s parent company
			○	Current Responsibilities
● As CEO, leads the firm’s Senior Management Team, which is responsible for the firms’ day-to-day operations and long-term strategic direction
● Member of the International Large Cap Investment Committee
			○	Prior Career Highlights
○
Managing Director, Investments Group with Brandes Investment Partners, responsible for the firm’s securities research efforts and oversight of the product investment committees Relevant experience began in 1995

			○	Joined Brandes Investment Partners in 1995
		●	Education and Skills
			○	JD (cum laude) from Harvard Law School
			○	Master’s in international studies from St. John’s College at Cambridge University, England
			○	AB (Phi Beta Kappa) from Princeton University

Amelia Morris, CFA	International Equity Fund	Amelia Maccoun Morris, CFA Director, Investments Group
	Since 1998	●	Experience
			○	Limited partner of the firm’s parent company
			○	Current Responsibilities
▪ Director, Investments Group, overseeing and directing equity research activities in the consumer sector, and covering the European retail and telecommunications services industries
▪ Member of the International Large Cap Investment Committee
			○	Relevant experience began in 1986
			○	Joined Brandes Investment Partners in 1998
			○	Prior Career Highlights
▪ Member of the Emerging Markets Investment Committee with Brandes Investment Partners
▪ Member of the Investment Oversight Committee with Brandes Investment Partners
▪ Member of the Brandes Institute Advisory Board
		●	Education and Skills
			○	MBA from the University of Chicago Booth School of Business
			○	Degree in economics (Phi Beta Kappa and cum laude) from the University of California, Davis

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Table of Contents - Equity Prospectus

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Jeffrey Germain, CFA	International Equity Fund	Jeffrey Germain, CFA Senior Analyst
	Since 2009	●	Experience
			○	Current Responsibilities
▪ Senior Analyst on the Basic Materials Research Team
▪ Member of the International Large Cap Investment Committee
			○	Relevant experience began in 2001
			○	Joined Brandes Investment Partners in 2001
			○	Prior Career Highlights
▪ Financial Analyst with Harcourt
▪ CFO of Golf Destinations
		●	Education and Skills
			○	BS in business administration with a concentration in finance from the University of North Carolina at Chapel Hill

Shingo Omura, CFA	International Equity Fund	Shingo Omura, CFA Director, Investments Group
	Since 2013	●	Experience
			○	Limited partner of the firm’s parent company
			○	Current Responsibilities
▪ Senior Analyst and leader of the Health Care Research Team, with a primary emphasis on pharmaceutical companies
▪ Member of the International Large Cap Investment Committee
▪ Primary Product Coordinator for the Japan Equity strategy
▪
Member of the Corporate Governance Committee which establishes proxy voting policies and provides assistance to the firm’s research teams and investment committees on controversial corporate governance issues

			○	Relevant experience began in 2001
			○	Joined Brandes Investment Partners in 2005
			○	Prior Career Highlights
▪ Sell-Side Research Analyst (as a member of both the Basic Materials and Utilities Teams) in Japan
		●	Education and Skills
			○	MBA from the Haas School of Business at the University of California, Berkeley
			○	BA in economics from Keio University in Tokyo, Japan

Fund Management	-47-	Portfolio Managers

Table of Contents - Equity Prospectus

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Luiz Sauerbronn	International Equity Fund	Luiz G. Sauerbronn Director, Investments Group
	Since 2013	●	Experience
			○	Limited partner of the firm’s parent company
			○	Current Responsibilities
■ Director, Investments Group and a Senior Analyst on the Industrials Research Team
■ Member of the International Large Cap and Small Cap Investment Committees
■
Member of the Corporate Governance Committee, which establishes proxy voting policies and provides assistance to the firm’s research teams and investment committees on controversial corporate governance issues

			○	Relevant experience began in 1995
			○	Joined Brandes Investment Partners in 2001
			○	Prior Career Highlights
■ Summer Associate with J.P. Morgan
■ Manager of Mergers and Acquisitions Advisory Team with Banco Brascan (part of Brookfield Asset Management) in Brazil
■ Trainee with Royal Dutch Shell
		●	Education and Skills
			○	MBA from the Haas School of Business at the University of California, Berkeley
			○	BS in economics from the Federal University of Rio de Janeiro

Global Equity Fund

All investment decisions for the Global Equity Fund are the responsibility of the Advisor’s Global Large Cap Investment Committee (“Global Large Cap Committee”). The voting members of the Committee are Brent Fredberg, Ted Kim, Kenneth Little and Brian Matthews.

The Funds’ SAI provides additional information about the Global Large Cap Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds.

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Table of Contents - Equity Prospectus

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Brent Fredberg	Global Equity Fund Since	Brent Fredberg Director, Investments Group
	2008	●	Experience
			○	Limited partner of the firm’s parent company
			○	Current Responsibilities
■ Director, Investments Group and Senior Analyst, leading the Technology Research Team
■ Member of the Global Large Cap Investment Committee
			○	Relevant experience began in 1993
			○	Joined Brandes Investment Partners in 1999
			○	Prior Career Highlights
■ Financial Analyst and Controller with Raytheon/Amana Appliances
		●	Education and Skills
			○	MBA (with distinction) from Northwestern University’s Kellogg Graduate School of Management
			○	BS in finance (with distinction) from the University of Iowa
			○	Certified Public Accountant (inactive)
			○	Certified Management Accountant (inactive)

Ted Kim, CFA	Global Equity Fund	Ted Kim, CFA Director, Investments Group
	Since 2013	●	Experience
			○	Limited partner of the firm’s parent company
			○	Current Responsibilities
■ Director, Investments Group, leading the firm’s research efforts on the industrials sector, specializing in companies in the automotive and capital goods industries
■ Member of the Small-Mid Cap and Global Large Cap Investment Committees
			○	Relevant experience began in 2000
			○	Joined Brandes Investment Partners in 2000
			○	Prior Career Highlights
■ Product and Manufacturing Engineer with Ford Motor Company
		●	Education and Skills
			○	MBA from the Kellogg Graduate School of Management at Northwestern University
			○	MS in system design and management from the Massachusetts Institute of Technology
			○	BS in mechanical engineering from the Massachusetts Institute of Technology

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Table of Contents - Equity Prospectus

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Kenneth Little, CFA	Global Equity Fund	Kenneth Little, CFA Managing Director, Investments Group
	Since 2013	●	Experience
			○	Limited partner of the firm’s parent company
			○	Current Responsibilities
■ Managing Director, Investments Group, leading the firm’s overall research efforts and overseeing the product investment committees
■ Member of the All Cap and Global Large Cap Investment Committees
■ Team leader for the Basic Materials and Utilities Research Teams
■ Member of the Senior Management Team, which is responsible for the firms’ day-to-day operations and long-term strategic direction
■ Member of the Corporate Governance Committee
			○	Relevant experience began in 1996
			○	Joined Brandes Investment Partners in 1996
			○	Prior Career Highlights
■ Senior Accountant with KPMG
Education and Skills
			○	MBA from the Fuqua School of Business at Duke University
			○	BS in accounting from the University of La Verne
			○	Certified Public Accountant (inactive)

Brian Matthews, CFA	Global Equity Fund	Brian A. Matthews, CFA Senior Analyst
	Since 2013	●	Experience
			○	Current Responsibilities
■ Senior Analyst on the Telecommunications Research Team
■ Member of the Global Large Cap Investment Committee
			○	Relevant experience began in 2000
			○	Joined Brandes Investment Partners in 2002
			○	Prior Career Highlights
■ Member of the Small Cap Investment Committee with Brandes Investment Partners
■ Investment Banking Analyst with Merrill Lynch
		●	Education and Skills
			○	BS with concentrations in finance and management (summa cum laude) from the Wharton School of the University of Pennsylvania

Global Equity Income Fund

All investment decisions for the Global Equity Income Fund are the responsibility of the Advisor’s Global Large Cap Investment Committee (“Global Large Cap Committee”). The voting members of the Committee are Brent Fredberg, Ted Kim, Kenneth Little and Brian Matthews.

The Fund’s SAI provides additional information about the Global Large Cap Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.

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Table of Contents - Equity Prospectus

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Brent Fredberg	Global Equity	Brent Fredberg
	Income Fund	Director, Investments Group
	Since inception	●	Experience
	(2014)		○	Limited partner of the firm’s parent company
			○	Current Responsibilities
■ Director, Investments Group and Senior Analyst, leading the Technology Research Team
■ Member of the Global Large Cap Investment Committee
			○	Relevant experience began in 1993
			○	Joined Brandes Investment Partners in 1999
			○	Prior Career Highlights
■ Financial Analyst and Controller with Raytheon/Amana Appliances
		●	Education and Skills
			○	MBA (with distinction) from Northwestern University’s Kellogg Graduate School of Management
			○	BS in finance (with distinction) from the University of Iowa
			○	Certified Public Accountant (inactive)
			○	Certified Management Accountant (inactive)

Ted Kim, CFA	Global Equity	Ted Kim, CFA
	Income Fund	Director, Investments Group
	Since inception	●	Experience
	(2014)		○	Limited partner of the firm’s parent company
			○	Current Responsibilities
■ Director, Investments Group, leading the firm’s research efforts on the industrials sector, specializing in companies in the automotive and capital goods industries
■ Member of the Small-Mid Cap and Global Large Cap Investment Committees
			○	Relevant experience began in 2000
			○	Joined Brandes Investment Partners in 2000
			○	Prior Career Highlights
■ Product and Manufacturing Engineer with Ford Motor Company
		●	Education and Skills
			○	MBA from the Kellogg Graduate School of Management at Northwestern University
			○	MS in system design and management from the Massachusetts Institute of Technology
			○	BS in mechanical engineering from the Massachusetts Institute of Technology

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Table of Contents - Equity Prospectus

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Kenneth Little, CFA	Global Equity Income Fund	Kenneth Little, CFA Managing Director, Investments Group
	Since inception	●	Experience
	(2014)		○	Limited partner of the firm’s parent company
			○	Current Responsibilities
▪ Managing Director, Investments Group, leading the firm’s overall research efforts and overseeing the product investment committees
▪ Member of the All Cap and Global Large Cap Investment Committees
▪ Team leader for the Basic Materials and Utilities Research Teams
▪ Member of the Senior Management Team, which is responsible for the firms’ day-to-day operations and long-term strategic direction
▪ Member of the Corporate Governance Committee
			○	Relevant experience began in 1996
			○	Joined Brandes Investment Partners in 1996
			○	Prior Career Highlights
▪ Senior Accountant with KPMG
		●	Education and Skills
			○	MBA from the Fuqua School of Business at Duke University
			○	BS in accounting from the University of La Verne
			○	Certified Public Accountant (inactive)

Brian Matthews, CFA	Global Equity Income Fund	Brian A. Matthews, CFA Senior Analyst
	Since inception	●	Experience
	(2014)		○	Current Responsibilities
▪ Senior Analyst on the Telecommunications Research Team
▪ Member of the Global Large Cap Investment Committee
			○	Relevant experience began in 2000
			○	Joined Brandes Investment Partners in 2002
			○	Prior Career Highlights
▪ Member of the Small Cap Investment Committee with Brandes Investment Partners
▪ Investment Banking Analyst with Merrill Lynch
		●	Education and Skills
			○	BS with concentrations in finance and management (summa cum laude) from the Wharton School of the University of Pennsylvania

Global Opportunities Value Fund

All investment decisions for the Global Opportunities Value Fund are the responsibility of the Advisor’s All-Cap Investment Committee (“All-Cap Committee”). The voting members of the Committee are Ralph Birchmeier, Charles Brandes, Kenneth Little, Michael Hutchens and Gerardo Zamorano.

The Fund’s SAI provides additional information about the All-Cap Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.

Fund Management	-52-	Portfolio Managers

Table of Contents - Equity Prospectus

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Ralph Birchmeier, CFA	Global Opportunities	Ralph Birchmeier, CFA Director, Investments Group
	Value Fund	●	Experience
	Since inception		○	Limited partner of the firm’s parent company
	(2014)		○	Current Responsibilities
				▪	Director, Investments Group and a Senior Analyst on the Financial Institutions Team, leading the firm’s research efforts in the financial institutions sector and covering the global financial services industry with an emphasis on insurance companies
				▪	Member of both the Small Cap and All Cap Investment Committees
			○	Relevant experience began in 1991
			○	Joined Brandes Investment Partners in 1999
			○	Prior Career Highlights
				▪	Analyst on the Basic Materials Team with Brandes Investment Partners
				▪	Portfolio Analyst with First Quadrant L.P.
				▪	Certified Public Accountant with Arthur Andersen
		●	Education and Skills
			○	MBA with an emphasis in finance (with honors) from Columbia University
			○	BS in accounting from Loyola Marymount University

Charles H. Brandes	Global Opportunities	Charles H. Brandes, CFA Founder and Chairman
	Value Fund	●	Experience
	Since inception		○	Founded Brandes Investment Partners in 1974
	(2014)		○	Current Responsibilities
				▪	Shares responsibility for driving strategic decisions and monitoring implementation of the firm’s vision and objectives
				▪	Member of the All Cap Investment Committee
				▪	Member of the Investment Oversight Committee, which monitors the processes and activities of the firm’s investment committees
				▪	Member of the Brandes Institute Advisory Board
			○	Relevant experience began in 1968
			○	Other Activities
				▪	Previous Board member of several organizations involved in scientific, charitable and cultural work, including the Salk Institute for Biological Studies, where he also served as Chair of the Investment Committee
				▪	Author of “Brandes on Value: the Independent Investor”, published in 2014
				▪	Author of “Value Investing Today”, published in 2003
				▪	Frequent lecturer at graduate business schools, CFA Society meetings and industry conferences across the globe
		●	Education and Awards
			○	BA in economics from Bucknell University
			○	Recipient of lifetime achievement awards from Bucknell University and the London Value Investor Conference

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Table of Contents - Equity Prospectus

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Kenneth Little, CFA	Global Opportunities	Kenneth Little, CFA Managing Director, Investments Group
	Value Fund	●	Experience
	Since inception		○	Limited partner of the firm’s parent company
	(2014)		○	Current Responsibilities
■ Managing Director, Investments Group, leading the firm’s overall research efforts and overseeing the product investment committees
■ Member of the All Cap and Global Large Cap Investment Committees
■ Team leader for the Basic Materials and Utilities Research Teams
■ Member of the Senior Management Team, which is responsible for the firms’ day-to-day operations and long-term strategic direction
■ Member of the Corporate Governance Committee
			○	Relevant experience began in 1996
			○	Joined Brandes Investment Partners in 1996
			○	Prior Career Highlights
■ Senior Accountant, KPMG
		●	Education and Skills
			○	MBA from the Fuqua School of Business at Duke University
			○	BS in accounting from the University of La Verne
			○	Certified Public Accountant (inactive)

Michael Hutchens, CFA	Global Opportunities	Michael Hutchens, CFA Director, Investments Group
	Value Fund	●	Experience
	Since inception		○	Limited partner of the firm’s parent company
	(2014)		○	Current Responsibilities
■ Director, Investments Group on the Financial Institutions Research Team, covering the commercial and investment banking industries in Japan, Europe and the Americas
■ Member of the Small-Mid Cap and All Cap Investment Committees
			○	Relevant experience began in 1994
			○	Joined Brandes Investment Partners in 2001
			○	Prior Career Highlights
■ Bank examiner with the Federal Reserve System
		●	Education and Skills
			○	MBA with a concentration in finance from Columbia Business School
			○	BS in business with a concentration in finance from Indiana University

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Table of Contents - Equity Prospectus

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Gerardo Zamorano, CFA	Global Opportunities	Gerardo Zamorano, CFA Director, Investments Group
	Value Fund	●	Experience
	Since inception		○	Limited partner of the firm’s parent company
	(2014)		○	Current Responsibilities
■ Director, Investments Group, leading the research efforts in the telecommunications sector and covering telecom and media companies
■ Member of the Emerging Markets and All Cap Investment Committees
			○	Relevant experience began in 1995
			○	Joined Brandes Investment Partners in 1999
			○	Prior Career Highlights
■ Assistant Investment Officer in the Latin America Department with the International Finance Corporation, part of the World Bank Group
			○	Outside Interests
■ Investment committee member with the Museum of Contemporary Art of San Diego
		●	Education and Skills
			○	MBA from the Kellogg Graduate School of Management of Northwestern University
			○	BSE (magna cum laude) from the Wharton School of Business of the University of Pennsylvania
			○	Fluent in Spanish and Portuguese

Emerging Markets Value Fund

All investment decisions for the Emerging Markets Value Fund are the responsibility of the Advisor’s Emerging Markets Investment Committee (“Emerging Markets Committee”). The voting members of the Committee are Mauricio Abadia, Douglas C. Edman, Christopher J. Garrett, Louis Y. Lau, and Gerardo Zamorano.

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Table of Contents - Equity Prospectus

The Funds’ SAI provides additional information about the Emerging Markets Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years

Mauricio Abadia	Emerging Markets Value	Mauricio Abadia Analyst
	Fund since	●	Experience
	2016		○	Current Responsibilities
▪ Analyst on the Utilities Research Team, covering the global electric, gas and diversified utilities sectors
▪ Member of the Emerging Markets Investment Committee
▪ Member of the Brandes Institute Advisory Board
			○	Relevant experience began in 2006
			○	Joined Brandes Investment Partners in 2010
			○	Prior Career Highlights
▪ Senior Consultant with Deloitte
		●	Education and Skills
			○	MBA (with honors) from the Haas School of Business at the University of California, Berkeley
			○	BS in systems engineering (with distinction) from the University of Virginia
			○	Fluent in Spanish

Doug Edman, CFA	Emerging Markets Value	Douglas C. Edman, CFA Director, Investments Group
	Fund and its	●	Experience
	predecessor		○	Limited partner of the firm’s parent company
	private		○	Current Responsibilities
	investment fund			▪ Member of the Basic Materials Research Team, covering the oil & gas industry
	since 2006			▪ Member of the Emerging Markets Investment Committee
			○	Relevant experience began in 1990
			○	Joined Brandes Investment Partners in 1995
			○	Prior Career Highlights
▪ Credit Analyst with Goldman Sachs
▪ Project Engineer with Chevron
		●	Education and Skills
			○	MBA in finance from the Wharton School of the University of Pennsylvania
			○	BS in chemical engineering from the University of Southern California

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Table of Contents - Equity Prospectus

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years

Christopher Garrett, CFA	Emerging Markets Value	Christopher J. Garrett, CFA Chief Executive Officer, Brandes Asia
	Fund and its	●	Experience
	predecessor		○	Current Responsibilities
	private investment fund since 2002			▪
Chief Executive Officer and Institutional Portfolio Manager for Brandes Investment Partners (Asia) Pte. Ltd. (“Brandes Asia”), which is headquartered in Singapore and is an affiliate of Brandes Investment Partners, L.P

▪ Member of the Emerging Markets Investment Committee
▪ Product Coordinator for the Emerging Markets Portfolio
			○	Relevant experience began in 1990
			○	Joined Brandes Investment Partners in 2000
			○	Prior Career Highlights
▪ Portfolio Manager/Analyst with Dupont Capital Management
▪ Corporate Loan Officer with City National Bank
▪ Corporate Loan Officer with First Interstate Bank of California
		●	Education and Skills
			○	MBA from Columbia University’s Columbia Business School
			○	BS in finance from Arizona State University

Louis Lau, CFA	Emerging	Louis Y. Lau, CFA
	Markets Value	Director, Investments Group
	Fund and its	●	Experience
	predecessor		○	Limited partner of the firm’s parent company
	private		○	Current Responsibilities
	investment fund			▪ Director, Investments Group on the Financial Institutions Research Team
	since 2008			▪ Member of the Emerging Markets Investment Committee
▪ Product Coordinator for the Emerging Markets Portfolio
			○	Relevant experience began in 1998
			○	Joined Brandes Investment Partners in 2004
			○	Prior Career Highlights
▪ Analyst with Goldman Sachs in investment banking and equity capital markets
		●	Education and Skills
			○	MBA in finance and accounting (with honors) from the Wharton School of the University of Pennsylvania
▪ Director of Research and Portfolio Manager of the Wharton Investment Management Fund, a student-run, U.S. small-cap value fund
			○	BBA in finance (with merit) from the National University of Singapore
			○	Studied at the University of Michigan (Ann Arbor) and New York University
			○	Fluent in Chinese

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Table of Contents - Equity Prospectus

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years

Gerardo Zamorano, CFA	Emerging Markets Value	Gerardo Zamorano, CFA Director, Investments Group
	Fund and its	●	Experience
	predecessor		○	Limited partner of the firm’s parent company
	private		○	Current Responsibilities
	investment fund since 2002			▪ Director, Investments Group, leading the research efforts in the telecommunications sector and covering telecom and media companies
▪ Member of the Emerging Markets and All Cap Investment Committees
			○	Relevant experience began in 1995
			○	Joined Brandes Investment Partners in 1999
			○	Prior Career Highlights
▪ Assistant Investment Officer in the Latin America Department with the International Finance Corporation, part of the World Bank Group
			○	Outside Interests
▪ Investment committee member with the Museum of Contemporary Art of San Diego
		●	Education and Skills
			○	MBA from the Kellogg Graduate School of Management of Northwestern University
			○	BSE (magna cum laude) from the Wharton School of Business of the University of Pennsylvania
			○	Fluent in Spanish and Portuguese

International Small Cap Fund

All investment decisions for the International Small Cap Fund are the responsibility of the Advisor’s Small Cap Investment Committee (“Small Cap Committee”).  The voting members of the Small Cap Committee are Ralph Birchmeier, Luiz G. Sauerbronn, Yingbin Chen, and Mark Costa.

The Funds’ SAI provides additional information about the Small Cap Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.

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Table of Contents - Equity Prospectus

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years

Ralph Birchmeier, CFA	International Small Cap	Ralph Birchmeier, CFA Director, Investments Group
	Fund and its	●	Experience
	predecessor		○	Limited partner of the firm’s parent company
	private		○	Current Responsibilities
	investment fund since 2002			▪
Director, Investments Group and a Senior Analyst on the Financial Institutions Team, leading the firm’s research efforts in the financial institutions sector and covering the global financial services industry with an emphasis on insurance companies

▪ Member of both the Small Cap and All Cap Investment Committees
			○	Relevant experience began in 1991
			○	Joined Brandes Investment Partners in 1999
			○	Prior Career Highlights
▪ Analyst on the Basic Materials Team with Brandes Investment Partners
▪ Portfolio Analyst with First Quadrant L.P.
▪ Certified Public Accountant with Arthur Andersen
		●	Education and Skills
			○	MBA with an emphasis in finance (with honors) from Columbia University
			○	BS in accounting from Loyola Marymount University

Luiz G. Sauerbronn	International	Luiz G. Sauerbronn
	Small Cap Fund	Director, Investments Group
	and its	●	Experience
	predecessor		○	Limited partner of the firm’s parent company
	private		○	Current Responsibilities
	investment fund			▪ Director, Investments Group and a Senior Analyst on the Industrials Research Team
	since 2004			▪ Member of the International Large Cap and Small Cap Investment Committees
▪
Member of the Corporate Governance Committee, which establishes proxy voting policies and provides assistance to the firm’s research teams and investment committees on controversial corporate governance issues

			○	Relevant experience began in 1995
			○	Joined Brandes Investment Partners in 2001
			○	Prior Career Highlights
▪ Summer Associate with J.P. Morgan
▪ Manager of Mergers and Acquisitions Advisory Team with Banco Brascan (part of Brookfield Asset Management) in Brazil
▪ Trainee with Royal Dutch Shell
		●	Education and Skills
			○	MBA from the Haas School of Business at the University of California, Berkeley
			○	BS in economics from the Federal University of Rio de Janeiro

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Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years

Yingbin Chen, CFA	International Small Cap Fund	Yingbin Chen, CFA Director, Investments Group
	and its	●	Experience
	predecessor		○	Limited partner of the firm’s parent company
	private		○	Current Responsibilities
	investment fund			▪ Director, Investments Group and Senior Analyst covering the technology area
	since 2005			▪ Member of the Small Cap Investment Committee
			○	Relevant experience began in 2001
			○	Joined Brandes Investment Partners in 2001
			○	Prior Career Highlights
▪ Technology Officer with Citicorp
▪ Technology Consultant with Hewlett Packard
		●	Education and Skills
			○	International MBA (with high honors) from the University of Chicago Booth School of Business
			○	MS in electrical engineering from Johns Hopkins University
			○	Fluent in Chinese

Mark Costa, CFA	International	Mark Costa, CFA
	Small Cap Fund	Senior Analyst
	and its	●	Experience
	predecessor		○	Current Responsibilities
	private investment fund			▪ Senior Analyst on the Industrials Team, covering the aerospace & defense, diversified industrial and residential construction industries
	since 2010			▪ Member of the Small Cap Investment Committee
▪ Product Coordinator for the Small Cap Investment Committee
			○	Relevant experience began in 2000
			○	Joined Brandes Investment Partners in 2000
		●	Education and Skills
			○	BS in finance with distinction from San Diego State University

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Table of Contents - Equity Prospectus

Prior Advisor Performance – Global Opportunities Composite

The following table sets forth composite performance data relating to the historical performance of private accounts managed by the Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the Global Opportunities Value Fund.  The data is provided to illustrate the past performance of the Advisor in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Global Opportunities Value Fund.  Investors should not consider this performance data as an indication of future performance of the Global Opportunities Value Fund or of the Advisor.

The composite performance data shown below were calculated in accordance with Global Investment Performance Standards (“GIPS”™)*.  The composite includes all actual, fee-paying and non-fee-paying, fully discretionary private accounts (other than “wrap fee” program accounts) with assets of $1 million or more managed for at least one month by the Advisor (as well as one pooled account which was fully funded at inception) for the periods indicated below that have investment objectives, policies, strategies and risks substantially similar to those of the Global Opportunities Value Fund.  Cash and equivalents are included in the performance returns.

All composite returns presented were calculated on a time-weighted and asset-weighted total return basis, including reinvestment of all dividends, interest and income, and realized and unrealized gains and losses.  Gross returns do not give effect to investment advisory fees, which would reduce such returns.  Net returns are shown net of the Fund’s Class I shares’ total annual fund operating expenses, as shown in the “Summary Section” of this Prospectus.  Class I shares expenses are higher than composite expenses, including any sales load on the prior accounts.  All returns are net of brokerage commissions, execution costs and any applicable foreign withholding taxes, without provision for federal or state income taxes (if any).

The private accounts that are included in the composite are not subject to the same types of expenses to which the Global Opportunities Value Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code.  Consequently, the performance results for the composite could have been adversely affected if the private accounts included in the composite had been regulated as investment companies under the federal securities laws.

GIPS standards for the calculation of total return differ from the standards required by the Securities and Exchange Commission for calculation of average annual total return.  Investors should be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

*GIPS is a set of standards promulgated by the CFA Institute, a global non-profit membership and education organization that, among other things, has formulated a set of performance presentation standards for investment advisors. The GIPS performance presentation standards are intended to promote full and fair presentations by investment advisors of their performance results, and ensure uniformity in reporting so that performance results of investment advisors are directly comparable.  The CFA Institute has not been involved in the preparation or review of this information in this prospectus.

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Brandes Global Opportunities Composite Accounts

Brandes Global Opportunities Composite Accounts
Annualized Returns for Periods Ending September 30, 2015
		1 Year	2 Years	3 Years	Since Inception (3/31/12)
NET	Brandes Global Opportunities Composite Accounts	-11.78%	-1.87%	6.52%	5.03%
	MSCI ACWI (All Country World) Index (1)	-6.66%	1.94%	6.95%	6.20%
	Relative Performance	-5.12%	-3.81%	-0.43%	-1.17%

GROSS	Brandes Global Opportunities Composite Accounts	-11.02%	-1.06%	7.44%	5.96%
	MSCI ACWI (All Country World) Index (1)	-6.66%	1.94%	6.95%	6.20%
	Relative Performance	-4.36%	-3.00%	0.49%	-0.24%

(1)
The MSCI ACWI (All Country World) Index with net dividends is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices. This index includes dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions, or other expenses of investing. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Other Service Providers

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) is the Funds’ administrator, fund accountant and transfer and dividend disbursing agent.  Its address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

ALPS Distributors, Inc. (the “Distributor”) is the Funds’ distributor. Its address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

State Street Bank and Trust Company is the custodian of the Funds’ assets and employs foreign sub-custodians to provide custody of the Funds’ foreign assets.  Its address is 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116.

The SAI has more information about the Advisor and the Funds’ other service providers.

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SHAREHOLDER INFORMATION

Description of Classes

The Global Equity Fund and the International Equity Fund offer five classes of shares – Class A, Class C, Class E, Class I and Class R6 shares.  The Emerging Markets Value Fund, International Small Cap Fund, Global Opportunities Value Fund and the Global Equity Income Fund offer four classes of shares – Class A, Class C, Class I and Class R6 shares.

The following table lists the key features of the Funds’ classes.

	Class A	Class C	Class E(1)	Class I	Class R6
Eligible Shareholders	Retail	Retail	Accounts maintained through financial intermediaries.
Proprietary accounts of institutional investors such as
•  financial institutions,
•  pension plans,
•  retirement accounts,
•  qualified plans and
•  certain corporations, trusts, estates, religious and charitable organizations.
					● 401(k) Plans ● 403(b) Plans ● 457 Plans ● Nonqualified deferred compensation plans ● Certain voluntary employee benefit association and post-retirement plans
Minimum Initial Investment	Regular Accounts $2,500 Traditional and Roth IRA Accounts $1,000 Automatic Investment Plans $500	Regular Accounts $2,500 Traditional and Roth IRA Accounts $1,000 Automatic Investment Plans $500	Regular Accounts $2,500 Traditional and Roth IRA Accounts $1,000 Automatic Investment Plans $500	$100,000	$0
Subsequent Minimum Investment	$500	$500	$500	$500	$0
Waiver/ Reduction of Investment Minimum	None	None	None
The Advisor may waive the minimum investment for financial intermediaries and other institutions making continuing investments in the Funds on behalf of underlying investors and from time to time for other investors, including retirement plans and employees of the Advisor.
					None
Initial Sales Charge	5.75%	None	None	None	None
Contingent Deferred Sales Charge	None*	1.00%*	None	None	None
Redemption Fee	None	None	None	None	None
Ongoing Distribution (12b-1) Fees	0.25%	0.75%	None	None	None
Ongoing Shareholder Service Fees	None	0.25%	0.25%	None	None
Conversion Feature
Subject to the Advisor’s approval, if investors currently holding Class A, Class C or Class E shares meet the criteria for eligible investors and would like to convert to Class I shares, there are no tax consequences.  To inquire about converting your Class A, C or E shares to Class I shares, please call 1-800-395-3807.
				None
Subject to the Advisor’s approval, if investors currently holding Class I shares meet the criteria for eligible investors and would like to convert to Class R6 shares, there are no tax consequences.  To inquire about converting your Class I shares to Class R6 shares, please call 1-800-395-3807.

*A charge of 1.00% may be imposed on Class A shares redeemed within one year of purchase by certain investors who did not pay any initial sales charge.  Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.  A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
(1) Class E shares are currently closed to new purchases.

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Class A Shares

Class A shares of each Fund are retail shares that require you to pay a front-end sales charge when you invest in that Fund, unless you qualify for a reduction or waiver of the sales charge.  The sales charge you pay each time you purchase Class A shares differs depending on the amount you invest and may be reduced or eliminated for larger purchases or other reasons, as indicated below.  The “offering price” you pay for Class A shares includes any applicable front-end sales charge, which is deducted directly from your investment.  It is your responsibility to provide adequate documentation of your eligibility for a reduction or waiver of the sales charge in order to receive it.

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Redemptions of Class A shares of a Fund purchased without the imposition of an initial sales charge may be assessed a contingent deferred sales charge if the Fund paid a commission in connection with the purchase of shares and the shares are redeemed within one year of purchase.  For example, the charge would apply in connection with redemptions of shares made within one year of purchase pursuant to the sales charge waiver for purchases of $1 million or more of Fund shares.  Ask your intermediary or, if you are not working with an intermediary, the Fund’s transfer agent, to determine whether a commission was paid in connection with your purchase of shares, and thus whether you may be assessed a contingent deferred sales charge.  This charge is based on the lesser of the original purchase cost or the current market value of the shares being sold.

The sales charge for Class A shares is calculated as follows:
Amount of Purchase	Front End Sales Charge as a percentage of Offering Price*	Front End Sales Charge as a percentage of the Amount Invested	Dealer Commission as a percentage of Offering Price
Less than $25,000	5.75%	6.10%	5.75%
$25,000 or more but less than $50,000	5.00%	5.26%	5.00%
$50,000 or more but less than $100,000	4.50%	4.71%	4.50%
$100,000 or more but less than $250,000	3.50%	3.63%	3.50%
$250,000 or more but less than $500,000	2.50%	2.56%	2.50%
$500,000 or more but less than $750,000	2.00%	2.04%	2.00%
$750,000 or more but less than $1,000,000	1.50%	1.52%	1.50%
$1 million or more and certain other investments described below	None*	None*	See below
*
Each Fund may assess a contingent deferred sales charge (“CDSC”) of 1.00% on the lesser of the original purchase cost or the current market value of the shares being sold on certain redemptions of Class A Shares within one year of purchase.

The sales charge you pay may be higher or lower than the percentages described in the table above due to rounding.  This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria.  The impact of rounding may vary with the size of the investment and the net asset value of the shares.

Any redemption in circumstances where a contingent deferred sales charge may be payable will be made first from shares where no such charge is payable.

Class A Share Purchases Not Subject to Initial or Contingent Sales Charges

There are a number of ways you may reduce or eliminate sales charges.  For purposes of these features, your family consists of your spouse – or equivalent if recognized under local law – and your children under the age of 21.  The Advisor may pay dealers a commission of up to 1% on investments made in Class A shares with no sales charge.  Please see the Statement of Additional Information for more information.  You may also call your financial representative or contact the Fund at (800) 395-3807.  Information about the Funds’ sales charges also is available on the Funds’ website at www.brandesfunds.com under the Fees & Expenses section of each Fund’s Overview tab.

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Front End and Contingent Deferred Sales Charge Reductions

The following investors and investments are not subject to an initial sales charge and, to the extent that the Fund did not pay a commission in connection with the investment, to a contingent deferred sales charge, if determined to be eligible by the Fund or its designee:

•	Retirement plans offered through financial intermediaries or other service providers that have entered into arrangements with the Fund for such purchases.

•
Customers of bank trust departments, companies with trust powers, investment broker dealers and investment advisors who charge fees for services, including investment broker dealers who use wrap fee or similar arrangements and have entered into special arrangements with the Fund specifically for such purchases.

•	Customers participating in fee-based programs offered through selected registered investment advisors, broker-dealers, and other financial intermediaries.

•
Investors purchasing through financial intermediaries that offer Class A Shares uniformly on a “no load” basis to all similarly situated customers in accordance with the intermediary’s prescribed fee schedule for purchases of fund shares.

•
Customers purchasing through self-directed investment brokerage accounts that may or may not charge a transaction fee to customers, where the broker-dealer has entered into arrangements with the Fund for such purchases.

•
Insurance companies and/or their separate accounts to fund variable insurance contracts, provided that the insurance company provides recordkeeping and related administrative services to the contract owners and has entered into arrangements with the Fund for such purchases.

•	Endowments or foundations that have entered into arrangements with the Fund for such purchases.

•	Investors making rollover investments from retirement plans to IRAs.

•	Certain other investors and members of their immediate families, such as employees of investment dealers and registered investment advisors authorized to sell the Funds.

•	An officer, Trustee, Director or employee of the Advisor, the Fund’s Custodian Bank or Transfer Agent and members of his or her family.

Front End Sales Charge Reductions

You may be able to reduce the front end sales charges payable on your purchases of shares as follows:

•
Aggregation – You may be able to aggregate your purchases of Fund shares with those made by members of your family for purposes of relying on the sales charge breakpoints set forth above.  This right may only be available with respect to certain types of accounts.  For example, investments made through employer-sponsored retirement plan accounts may not be aggregated with investments made through individual-type accounts.

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•
Concurrent Purchases – You may be able to combine your purchases of Fund shares with those made simultaneously by members of your family for purposes of relying on the sales charge breakpoints set forth above.

•
Rights of Accumulation – You may take into account your accumulated holdings and those of your family members in any of the Brandes Funds’ Class A shares for purposes of relying on the sales charge breakpoints set forth above.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current value based on public offering price of all other shares you and your family own.  You may need to retain appropriate account records to verify the amounts actually invested in order to rely on the ability to receive a breakpoint based on the amounts actually invested in the Brandes Funds.

•
Letter of Intent – By signing a Letter of Intent (“LOI”) you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Class A shares of Brandes Funds.  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5.00% of the amount of the LOI will be held in escrow during the 13-month period.  If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.  If you establish an LOI with Brandes Funds, you can aggregate your accounts as well as the accounts of your immediate family members.  You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.  Employer-sponsored retirement plans may be restricted from establishing letters of intent

•
Reinstatement Privileges – You may reinvest proceeds from a redemption, dividend payment or capital gain distribution from the Fund without the assessment of a front end sales charge, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made from the same account from which the shares were redeemed or that received the dividend payment/distribution.  If the account has been closed, you can reinvest without a sales charge if the new receiving account has the same registration as the closed account.  Any contingent deferred sales charge on such redemption will be credited to your account.  Any future redemptions may be subject to a CDSC based on the original investment date.

Contingent Deferred Sales Charge Waivers

The contingent deferred sales charge also may be waived in the following cases:

•	Tax-free returns of excess contributions to IRAs.

•	Redemptions due to death or post purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities).

•	Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document.

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The contingent deferred sales charge also may be waived for the following types of transactions, if together they do not exceed 12% of the value of an account annually:

•
Redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 ½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

•	If you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

Class C Shares

Class C shares of the Funds are offered at their NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of the applicable Fund.  Class C shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for shareholder servicing and distribution-related activities with respect to the applicable Funds.  Over time, fees paid under the distribution and service plans will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges.  Although, investors that purchase Class C shares will not pay any initial sales charge on the purchase, the Advisor pays 1.00% of the amount invested to dealers who sell Class C shares.  Additionally, investors are subject to a contingent deferred sales charge of 1.00% for Class C shares if shares are redeemed within 12 months after purchase.  Any applicable CDSC is based on the lesser of the original purchase cost or the current market value of the shares being redeemed.

Class E Shares

Class E shares are designed primarily for accounts maintained through financial intermediaries.  Class E shares impose annual shareholder servicing fees of up to 0.25% of average daily net assets.  If you purchase or redeem shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment advisor, you may pay an additional service or transaction fee to that institution.

The Class E Shares for the International Equity Fund and Global Equity Fund (the “Funds”) are closed to new investors. The Funds have discontinued all sales of Class E Shares, except shares purchased: (1) through the reinvestment of dividends and distributions; and (2) by retirement plans (other than traditional IRAs, SIMPLE IRAs, Roth IRAs, SEP plans and SARSEP plans) that have already selected one of the Funds as an investment option.  The Funds may relax this restriction on sales of shares at the discretion of the Board of Trustees from time to time.

Class I Shares

Class I shares are designed primarily for proprietary accounts of institutional investors such as financial institutions, pension plans, retirement accounts, qualified plans and certain corporations, trusts, estates, religious and charitable organizations.  The minimum initial investment for Class I Shares is $100,000 and the subsequent investment minimum is $500.  Class I shares are not subject to shareholder servicing fees or Rule 12b-1 fees.

The Trust pays securities broker-dealers and other intermediaries annual fees of up to 0.05% of the annual net assets of Class I shares of the Funds held on behalf of their clients, for sub-transfer agency, sub-accounting and other non-distribution related services.

Institutions which may invest in the Fund through Class I Shares include qualified retirement and deferred compensation plans and trusts used to fund those plans (including but not limited to those defined in section 401(k), 403(b), or 457 of the Code), “rabbi trusts,” foundations, endowments, corporations and other taxable and tax-exempt investors that would otherwise generally qualify as advisory clients of the Advisor.  Others who may invest in Class I shares include Trustees of the Trust, officers and employees of the Advisor, the Transfer Agent and the Distributor, and their immediate family members, and certain other persons determined from time to time by the Advisor (including investment advisors or financial planners or their clients who may clear transactions through a broker-dealer, bank or trust company which maintains an omnibus account with the Transfer Agent).  If you purchase or redeem shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment advisor, you may pay an additional service or transaction fee to that institution.

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As indicated in the table above, the minimum initial investment for Class I Shares may be waived or reduced by the Advisor at any time.  In addition to the circumstances listed in the table, the Advisor may permit certain financial intermediaries to aggregate up to 10 customer accounts to accumulate the requisite $100,000 initial investment minimum.

Class R6 Shares

Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code, if the plan or the plan’s broker, dealer or other financial intermediary (“financial service firm”) has an agreement with the Advisor to utilize Class R6 shares in certain investment products or programs (collectively, “Class R6 Eligible Plans”). Class R6 shares must be held through plan level or omnibus accounts on the books of a Fund.

Except as stated below, Class R6 shares are not available to retail or institutional investors that do not qualify as Class R6 Eligible Plans.

Class R6 shares are continuously offered to Class R6 Eligible Plans and other eligible investors. See “Buying Shares—Class R6 Shares” below. Class R6 Eligible Plan participants may purchase Class R6 shares only through their specified benefit plans. In connection with purchases, Class R6 Eligible Plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Class R6 Eligible Plans and financial service firms may charge for such services.

Class R6 Eligible Plans may also purchase Class R6 shares directly from the Distributor. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R6 shares either by mail or through a variety of other purchase options and plans offered by the Trust. Class R6 Eligible Plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the specified benefit plan level.

The Funds do not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Class R6 shares of the Funds offered in this Prospectus.  The Funds do not make any type of administrative or service payments to financial intermediaries in connection with investment in Class R6 shares.

Before purchasing shares of the Funds directly, an investor should inquire about the other classes of shares offered by the Trust and particular series of the Trust. As described within the applicable prospectus, each class of shares has particular investment eligibility criteria and is subject to different types and levels of charges, fees and expenses than the other classes. An investor who owns Class R6 shares may call the Funds at (800) 395-3807.

Shareholder Servicing Plan

The Funds have adopted a shareholder servicing plan that allows each Fund to pay fees to broker-dealers and other financial intermediaries for certain non-distribution services provided to Class C and Class E shareholders of the Funds.  Because these fees are paid out of the assets attributable to the applicable Fund’s Class C and Class E shares, over time, they will increase the cost of your investment in such shares.  Annual shareholder servicing fees under the plan are up to 0.25% for Class C and Class E shares of the average daily net assets attributable to the applicable Fund.

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Distribution Plan

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay fees to broker-dealers for certain distribution-related services provided to Class A and Class C shareholders.  Because these fees are paid out of the assets attributable to each Fund’s Class A and the applicable Fund’s Class C shares, over time they will increase the cost of your investment in such shares.  Annual distribution fees under the plan are up to 0.25% of the average daily net assets attributable to Class A shares of each Fund and 0.75% of the average daily net assets attributable to Class C shares of each applicable Fund.

Additional Payments to Dealers

The Advisor may pay amounts from its own resources and not as an additional charge to the Funds, to certain financial institutions in connection with the sale and/or distribution of the Funds’ shares or the retention and/or servicing of the Funds’ shareholders.  These payments, which may include payments for marketing support, are in addition to any servicing fees or distribution fees payable by the Funds.  Because these payments are not made by shareholders or the Funds, the Funds’ total expense ratios will not be affected by any such payments.  These payments sometimes are referred to as “revenue sharing.”  In some cases, such payments may create an incentive for the financial institution to recommend or make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution’s customers.

Anti-Money Laundering

In compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Funds’ anti-money laundering program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at (800) 395-3807 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Funds reserve the right to close your account or take any other action it deems reasonable or required by law.

Pricing of Fund Shares

A Fund’s share price is known as its net asset value or “NAV.”  The NAV of shares of a Class of a Fund is calculated by adding the total value of the Fund’s investments and other assets attributable to that Class, subtracting the Fund’s liabilities attributable to that Class, and dividing the result by the number of outstanding shares of the Class (i.e., assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.  Each Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.

The Funds sell shares of each Class at the NAV per share of the Class next computed (1) after your selected dealer or other authorized intermediary receives the order which is promptly transmitted to the Funds; or (2) after the Transfer Agent receives your order directly in proper form (which generally means a completed Account Application together with a negotiable check in U.S. dollars drawn on a domestic financial institution or a wire transfer of funds).  You may pay a fee if you buy Fund shares through a broker or agent.  The price you pay to purchase Class A Shares is the Fund’s offering price for Class A Shares, which is the NAV per share for Class A Shares next calculated after the order is received in proper form, plus any applicable sales charge/(load).  The amount you receive when selling Fund Class A Shares is the NAV next calculated after the order is received in proper form, less any applicable contingent deferred sales charge.

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Each Fund values its investments at their market value.  Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Each Fund calculates its NAV for shares of each Class once daily each day the New York Stock Exchange is open for trading, as of approximately 4:00 p.m. Eastern time, the normal close of regular trading.  If, for example, the NYSE closes at 1:00 p.m. Eastern time, the Fund’s NAV would still be determined as of 4:00 p.m. Eastern time.  In this example, portfolio securities traded on the NYSE would be valued at their closing prices unless the Trust’s Valuation Committee determines that a “fair value” adjustment is appropriate due to subsequent events.  The Funds invest in securities that are primarily traded in foreign markets which may be open for trading on weekends and other days when the Funds do not price their shares.  As a result, NAV of each Fund’s shares may change on days when you will not be able to purchase or redeem Fund shares.

Fair Value Pricing
The Funds have adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances.  Such circumstances may arise for instance when (a) trading in a security has been halted or suspended or a security has been delisted from a national exchange, (b) a security has not been traded for an extended period of time, (c) a significant event with respect to a security occurs after the close of trading and before the time the Funds calculate their own share prices, or (d) market quotations are not readily available or are not considered reliable for other reasons.  Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Funds attempt to establish the price that they might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

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Purchasing and Adding to Your Shares

Purchases through a Securities Dealer
You may purchase shares of the Funds through a securities dealer which has an agreement with the Distributor (a “selected dealer”).  Selected dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf.  Each Fund will price an order for shares of a Class at the NAV of the Class next computed, plus any applicable sales charge/(load), after the order is accepted by an authorized dealer or the dealer’s authorized designee.  The Trust and the Distributor reserve the right to cancel an order for which payment is not received from a selected dealer by the third business day following the order.  A selected dealer may impose postage and handling charges on your order.

Purchases through the Transfer Agent
To purchase shares of the Funds directly from the Transfer Agent, complete the Account Application (available from the Transfer Agent or a selected dealer) and mail it to the Transfer Agent.  You may pay by a check with the Account Application, or by a wire transfer of funds as described below.  All checks must be in U.S. dollars drawn on a domestic bank.  The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, or any conditional order or payment.  The Transfer Agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned.  It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered to be disadvantageous to shareholders.  The Funds reserve the right to reject any application.  You can make additional investments by wire or by mailing a check, together with the investment form from a recent account statement.

For overnight delivery, please send to:	For regular mail, please send to:
Brandes Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202	Brandes Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53202-0701

The Trust does not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Payment by Wire
If you are making your first investment in the Funds, before you wire funds the Transfer Agent must have a completed account application.  You may mail your account application or deliver it overnight to the Transfer Agent.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include the name of the Fund, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:
U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:	[Fund name], [name of Class]
[Your name and account number]

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Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Before sending any wire, please contact the Transfer Agent at 1-800-395-3807 between the hours of 9:00 a.m. and 8:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading to advise it of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Purchasing by Telephone
If your signed account application has been received by the Funds, and you did not decline telephone options, you may purchase additional shares of the Funds by calling toll free at (800) 395-3807.  If your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase by telephone.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV next calculated on a day the NYSE is open.  For security reasons, requests by telephone will be recorded.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  Once a telephone transaction has been placed, it cannot be cancelled or modified.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may make your request in writing.

Purchasing Through the Automatic Investment Plan.  Subsequent Investments. (Class A and C Shares Only)
For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under this AIP, the minimum initial investment of $2,500 is waived and you authorize the applicable Fund(s) to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $500.  If you wish to enroll in the AIP, complete the appropriate section on the Account application.  Your signed account application must be received at least 15 calendar days prior to the initial transaction.  A $25 fee will be imposed if your AIP transaction is returned for any reason.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the next withdrawal.  Please contact your financial institution to determine if it is an Automated Clearing House (ACH) member.  Your financial institution must be an ACH member in order for you to participate in the AIP.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-800-395-3807 for additional information regarding the Funds’ AIP.

Retirement Plan Participants
Individual participants in qualified retirement plans should purchase shares of the Funds through their respective plan sponsor or administrator, which is responsible for transmitting orders.  You may invest in Fund shares through an IRA account sponsored by the Advisor, including traditional and Roth IRA accounts.  Each Fund may also be appropriate for other retirement plans.  The initial investment minimum is $1,000 for investing in Fund shares through an IRA account and is $500 for subsequent investments.  Before investing in any IRA or other retirement plan, you should consult your tax advisor.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.  The procedures for investing in the Funds depend on the provisions of the plan and any arrangements that the plan sponsor may have made for special processing services.

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Other Purchase Information
The Transfer Agent credits shares to your account and does not issue stock certificates.  The Trust and the Distributor each reserve the right to reject any purchase order or suspend or modify the offering of the Funds’ shares.

Shares of the Funds have not been registered for sale outside the United States.  The Funds reserve the right to refuse investments from non-U.S. persons or entities.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

You may also purchase shares of each Fund by paying “in-kind” in the form of securities, provided that such securities are of the type which the Fund may legally purchase and are consistent with the Fund’s investment objective and policies, that such securities are liquid, unrestricted and have a readily determinable value by exchange or NASDAQ listing, and that the purchase has been approved by the Advisor.

Exchanging Your Shares

You may exchange your shares of any Class of any Fund for shares of the same Class of any other series of the Trust.  Such exchange will be treated as a sale of shares and may be subject to federal income tax.

Selling Your Shares

How to Redeem Shares
Your shares may be redeemed only by instructions from the registered owner of your shareholder account.  If you are a participant in a retirement or other plan, direct your redemption requests to the plan sponsor or administrator, which may have special procedures for processing such requests and is responsible for forwarding requests to the Transfer Agent.

You may redeem shares by contacting your selected dealer or authorized intermediary.  The selected dealer can arrange for the repurchase of the shares through the Distributor at the NAV next determined after the selected dealer receives your instructions.  The dealer may charge you for this service.  If your shares are held in a dealer’s “street name,” you must redeem them through the dealer.

You may also redeem shares by mailing or delivering instructions to the Transfer Agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.  The instructions must specify the name of the Fund, the number of shares or dollar amount to be redeemed and your name and account number.  Additional documents are required for certain type of redemptions such as redemptions from corporations, from partnerships, or from accounts with executors, trustees, administrations or guardians.  The price you will receive for the Fund shares redeemed is the next determined NAV for the shares after the Transfer Agent has received a completed redemption request.

Telephone Redemptions
You may establish telephone redemption privileges unless you declined telephone options on the account application.  You can redeem shares by telephoning the Transfer Agent at 1-800-395-3807, between the hours of 9:00 a.m. and 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading.  Proceeds for Fund shares redeemed by telephone will be mailed by check to the address of record, sent by wire to a pre-determined bank account of record or sent via the ACH network to a bank account of record on the following business day.  Wires are subject to a $15 fee paid by the shareholder.  There is no charge when proceeds are sent via the ACH system and credit is usually available within 2-3 days.  Telephone trades must be received prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

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In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent.  The request must be signed by each shareholder of the account and may require signature guarantees or a signature validation from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Special Factors Regarding Telephone Redemptions
The Trust will use procedures, such as requesting personal or specific information from the person making a telephone redemption, designed to provide reasonable verification of account ownership.  If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person.  The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption.  If these normal identification procedures are not followed, the Trust or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder.

Signature Guarantees
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

A signature guarantee from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 30 calendar days;
•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Trust and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  The Trust also reserves the right, in its sole discretion, to waive any signature guarantee requirement.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Systematic Withdrawal Plan (Class A, C and E Shares Only)
You may redeem shares of your Fund through a Systematic Withdrawal Plan (“SWP”).  Under the SWP, you may choose to receive a specified dollar amount (at least $50), generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  You may establish a SWP on any account and in any amount you choose.  Your account must have a share balance of $10,000 or more.  If you elect this method of redemption, the applicable Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated at any time by the Funds.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the next withdrawal.

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A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, your account ultimately may be depleted.

Redemption Payments
Redemption payments will be made within seven days after receipt by the Transfer Agent of the written or telephone redemption request, and, if required, a signature guarantee and any other necessary documents, except as indicated below.  In consideration of the best interests of the remaining shareholders and to the extent permitted by law, the Funds reserve the right to pay any redemption proceeds of shares of each Fund in whole or in part by distributing securities held by the Funds instead of cash. If your shares are redeemed in kind, you will incur transaction costs when you sell the securities distributed to you.  Payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of the Fund’s net assets, or during any other period when the SEC so permits.

Redemption proceeds are generally paid on the business day following the redemption.  If any portion of the shares to be redeemed represents an investment made by check, the Funds may delay the payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected.  This may take up to twelve calendar days from the purchase date.

Redemption of Small Accounts
If the value of your investment in a Fund falls below $500 because of redemptions, the Trust may notify you, and if your investment value remains below $500 for a continuous 60-day period, the Trust may redeem your shares.  However, the Trust will not redeem shares based solely upon changes in the market that reduce the net asset value of your shares.  The minimum account size requirements do not apply to shares held by officers or employees of the Advisor or its affiliates or Trustees of the Trust.  The Trust reserves the right to modify or terminate these involuntary redemption features at any time upon 60 days’ notice.

Unclaimed Property
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Policy on Disruptive Trading

Each Fund is designed as a long-term investment and, therefore, is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of the Fund’s investment portfolio (“disruptive trading”).

The Board of Trustees has adopted policies and procedures reasonably designed to monitor the Funds’ trading activity and, in cases where disruptive trading activity is detected, to take action to stop such activity.  The Funds reserve the right to modify these policies at any time without shareholder notice.  In particular, the Funds or the Advisor may, without any prior notice, reject a purchase order of any investor, group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Funds or the Advisor, actual or potential harm to the Funds.  The Advisor considers certain factors, such as transaction size, type of transaction, frequency of transaction and trade history, when determining whether to reject a purchase order.

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The Funds currently consider any shareholder (or, in the case of omnibus or retirement plan accounts, any beneficial owner or plan participant) to be engaged in excessive trading if he or she purchases and sells approximately the same amount of shares of a Fund (without regard to Class) more than four times in any twelve-month period.  Investors who have not engaged in disruptive trading may also be prevented from purchasing shares of a Fund if the Trust or the Advisor believes a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.

Despite the efforts of the Trust and the Advisor to prevent disruptive trading within the Funds and the adverse impact of such activity, there is no guarantee that the Funds’ policies and procedures will be effective.  Disruptive trading cannot be detected until the investor has engaged in a pattern of such activity, at which time, a Fund may have experienced some or all of its adverse effects.  Disruptive trading may be difficult to detect because investors may deploy a variety of strategies to avoid detection.  In seeking to prevent disruptive trading practices in the Funds, the Trust and the Advisor consider only the information actually available to them at the time.

In addition, the Trust receives orders through financial intermediaries (such as brokers, retirement plan record keepers and variable insurance product sponsors) which may facilitate disruptive trading or utilize omnibus accounts that make it more difficult to detect and stop disruptive trading within a Fund.  If a financial intermediary establishes an omnibus account with a Fund, the Advisor is limited in its ability to determine whether trades placed through the financial intermediary may signal excessive trading.  Consequently, the Advisor may not be able to detect disruptive trading in Fund shares and, even if it does detect disruptive trading, may be unable to stop such activity.  Also, there may exist multiple tiers of financial intermediaries, each utilizing an omnibus account structure that may further compound the difficulty to the Trust of detecting and stopping disruptive trading activity in Fund shares.  However, the Advisor has entered into written agreements with the Trust’s financial intermediaries under which each intermediary must, upon request, provide the Trust with certain shareholder and identity trading information so that the Trust can enforce their disruptive trading policies.

To the extent that the Trust or their agents are unable to curtail excessive or short term trading (such as market timing), these practices may interfere with the efficient management of a Fund’s portfolios, and may result in the Funds engaging in certain activities to a greater extent than they otherwise would, such as engaging in more frequent portfolio transactions and maintaining higher cash balances.  More frequent portfolio transactions would increase a Fund’s transaction costs and decrease its investment performance, and maintenance of a higher level of cash balances would likewise result in lower Fund investment performance during periods of rising markets.  The costs of such activities would be borne by all shareholders of the Fund, including the long-term investors who do not generate the costs.  Additionally, frequent trading may also interfere with the Advisor’s ability to efficiently manage the Funds and compromise its portfolio management strategies.

The Funds invest in foreign securities and may be particularly susceptible to short duration trading strategies.  This is because time zone differences among international stock markets can allow a shareholder engaging in a short duration strategy to exploit a Fund’s share prices that are based on closing prices of securities established some time before the Fund calculates its own share price (typically, 4:00 p.m., Eastern time).

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Dividends and Distributions

The Funds expect to pay dividends from net investment income quarterly, and to make distributions of net capital gains, if any, at least annually.  The Board of Trustees may decide to pay dividends and distributions more frequently.

The Funds automatically reinvest dividends and capital gain distributions in additional shares of the applicable Fund at the relevant NAV on the reinvestment date unless you have previously requested cash payment in writing to the Transfer Agent.  You may change your distribution election by writing or calling the Transfer Agent at least five days prior to the next distribution.  If you elect to receive dividends and/or distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the dividend and/or distribution in your account, at the current relevant NAV, and to reinvest all of your subsequent dividends and/or distributions.

Any dividend or distribution paid by a Fund has the effect of reducing the NAV of shares in the Fund by the amount of the dividend or distribution.  If you purchase shares shortly before the record date of a dividend or distribution, the distribution will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of your capital.

Taxes

The following discussion is very general, applies only to shareholders who are U.S. persons, and does not address shareholders subject to special rules, such as those who hold fund shares through an IRA, 401(k) plan or other tax-advantaged account.

Distributions made by the Funds will be taxable to shareholders whether received in cash or reinvested in additional shares of the Fund.  Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income or, if certain conditions are met, as qualified dividend income, taxable to individual or certain other noncorporate shareholders at U.S. federal income tax rates of up to 20%.  Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of the length of time shareholders have held their shares of a Fund.  Although distributions are generally taxable when received, certain distributions declared by a Fund in October, November or December and paid by such Fund in January of the following year, are taxable as if received in the prior December.  Each Fund will inform you annually of the amount and nature of its distributions.

Dividends and interest earned by the Funds may be subject to withholding and other taxes imposed by foreign countries.  However, under certain circumstances a Fund may be able to pass through to its shareholders the foreign taxes that it pays, in which case shareholders will include their proportionate share of such taxes in calculating their gross income, but they may be able to claim deductions or credits against their U.S. taxes for such foreign taxes.  Each Fund will also notify you each year of the amounts, if any, available as deductions or credits.

Sales and exchanges of a Fund’s shares (including an exchange of a Fund’s shares for shares of another Brandes Fund) will be treated as taxable transactions to shareholders, and any gain on the transaction will generally be subject to federal income tax.

A Medicare contribution tax is imposed at the rate of 3.8% on net investment income of U.S. individuals with income exceeding specified thresholds, and on undistributed net investment income of certain estates and trusts.  Net investment income generally includes for this purpose dividends and capital gain distributions paid by a fund and gain on the redemption or exchange of fund shares.

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The SAI contains information about taxes.  Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your own tax advisors about federal, foreign, state and local taxation consequences of investing in a Fund.

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INDEX DESCRIPTIONS

The Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index is an unmanaged index consisting of equities from Europe, Australasia, and the Far East.  The Index is often used as a benchmark for international equity portfolios and includes dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions, or other expenses of investing.

The Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International, and is comprised of stocks from both developed and emerging markets.

The Morgan Stanley Capital International World (“MSCI World”) Index is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure equity market performance of the developed markets throughout the world, including the United States.  This Index consists of 23 developed market country indices and includes dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions, or other expenses of investing.

The Morgan Stanley Capital International Emerging Markets (“MSCI Emerging Markets”) Index with gross dividends is an unmanaged, free float-adjusted market capitalization weighted index designed to measure equity market performance in emerging markets throughout the world.  This index includes dividends and distributions, but does not reflect fees, brokerage commissions, withholding taxes, or other expenses of investing.

The S&P Developed Ex-U.S. Small Cap Index is the Small Cap and Developed Markets component of S&P’s Broad Market Index (BMI).  The BMI is the most broadly defined all-country benchmark in the S&P index family and includes Small, Mid and Large Cap stocks in Developed and Emerging Markets.

Please note that all indices are unmanaged and therefore direct investment in an index is not possible.

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FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the financial performance of the Funds since commencement of operations.  Certain information reflects financial results for a single Class share.  The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  Information presented in the tables below has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

Brandes International Equity Fund – Class I Shares

For a Class I capital share outstanding throughout each period	Years Ended September 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$16.60	$16.05	$13.50	$12.99	$14.92
Income from investment operations:
Net investment income(2)	0.35	0.36	0.35	0.41	0.40
Net realized and unrealized gain/(loss) on investments	(1.70)	0.56	3.04	0.76	(1.98)
Total from investment operations	(1.35)	0.92	3.39	1.17	(1.58)
Less distributions:
Dividends from net investment income	(0.33)	(0.37)	(0.84)	(0.66)	(0.35)
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.33)	(0.37)	(0.84)	(0.66)	(0.35)
Net asset value, end of period	$14.92	$16.60	$16.05	$13.50	$12.99
Total Return	(8.30)%	5.61%	26.43%	9.09%	(10.95)%

Net assets, end of period (millions)	$562.5	$521.9	$404.4	$352.7	$454.7

Ratio of expenses to average net assets(1)	1.00%	1.00%	1.03%	1.16%	1.14%
Ratio of net investment income to average net assets(1)	2.10%	2.12%	2.45%	3.11%	2.58%
Ratio of expenses (prior to reimbursements) to average net assets	0.98%	0.99%	1.15%	1.21%	1.14%
Ratio of net investment income (prior to reimbursements) to average net assets	2.12%	2.13%	2.33%	3.06%	2.58%

Portfolio turnover rate	27.50%	39.53%	19.43%	13.47%	4.99%

(1)	After fees waived and expenses absorbed or recouped by the Advisor.
(2)	Net Investment income (loss) per share has been calculated based on average shares outstanding during the period.

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Brandes International Equity Fund – Class E Shares

For a Class E capital share outstanding throughout each period	Years Ended September 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$16.56	16.01	13.48	12.97	14.91
Income from investment operations:
Net investment income(2)	0.18	0.33	0.33	0.41	0.37
Net realized and unrealized gain/(loss) on investments	(1.58)	0.54	3.04	0.74	(1.96)
Total from investment operations	(1.40)	0.87	3.37	1.15	(1.59)
Less distributions:
Dividends from net investment income	(0.27)	(0.32)	(0.84)	(0.64)	(0.35)
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.27)	(0.32)	(0.84)	(0.64)	(0.35)
Net asset value, end of period	$14.89	16.56	16.01	13.48	12.97
Total Return	(8.59)%	5.38%	26.15%	9.05%	(11.04)%

Net assets, end of period (millions)	$1.7	12.3	22.0	6.6	4.4

Ratio of expenses to average net assets(1)	1.18%	1.19%	1.22%	1.18%	1.32%
Ratio of net investment income to average net assets(1)	1.13%	1.93%	2.26%	3.09%	2.40%
Ratio of expenses (prior to reimbursements) to average net assets	1.18%	1.18%	1.23%	1.23%	1.32%
Ratio of net investment income (prior to reimbursements) to average net assets	1.13%	1.94%	2.25%	3.04%	2.40%

Portfolio turnover rate	27.50%	39.53%	19.43%	13.47%	4.99%

(1)	After fees waived and expenses absorbed or recouped by the Advisor.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

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Brandes International Equity Fund – Class A Shares
(prior to January 31, 2013 – Class S Shares)

For a Class A(7) capital share outstanding throughout each period	Years Ended September 30,				January 31, 2011(3) through September 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$16.58	16.03	13.50	13.00	$15.74
Income from investment
operations:
Net investment income(5)	0.35	0.33	0.34	0.38	0.26
Net realized and unrealized gain (loss) on investments	(1.73)	0.56	3.02	0.76	(3.00)
Total from investment operations	(1.38)	0.89	3.36	1.14	(2.74)
Less distributions:
Dividends from net investment income	(0.30)	(0.34)	(0.83)	(0.64)	—
Dividends from net realized gain	—	—	—	—	—
Total distributions	(0.30)	(0.34)	(0.83)	(0.64)	—
Net asset value, end of period	$14.90	16.58	16.03	13.50	$13.00
Total Return(6)	(8.47)%	5.47%	26.06%	8.94%	(17.41	)%(1)

Net assets, end of period (millions)	$13.1	9.0	0.7	—	$—

Ratio of expenses to average net assets(4)	1.18%	1.19%	1.23%	1.40%	1.30	%(2)
Ratio of net investment income to average net assets(4)	2.08%	1.92%	2.25%	2.86%	2.54	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	1.18%	1.18%	1.31%	1.45%	1.30	%(2)
Ratio of net investment income (prior to reimbursements) to average net assets	2.08%	1.93%	2.17%	2.81%	2.54	%(2)

Portfolio turnover rate	27.50%	39.53%	19.43%	13.47%	4.99	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	Net Investment income (loss) per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or Class C shares.
(7)	Prior to January 31, 2013, Class A shares were known as Class S shares.

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Brandes International Equity Fund – Class C Shares

For a Class C capital share outstanding throughout each period	Years Ended September 30,		January 31, 2013(3) through September 30,
	2015	2014	2013
Net asset value, beginning of period	$16.48	15.98	14.30
Income from investment operations:
Net investment income(5)	0.24	0.20	0.15
Net realized and unrealized gain/(loss) on investments	(1.73)	0.55	1.84
Total from investment operations	(1.49)	0.75	1.99
Less distributions:
Dividends from net investment income	(0.20)	(0.25)	(0.31)
Dividends from net realized gains	—	—	—
Total distributions	(0.20)	(0.25)	(0.31)
Net asset value, end of period	$14.79	16.48	15.98
Total Return(6)	(9.14)%	4.64%	14.17	%(7)

Net assets, end of period (millions)	$12.0	4.3	0.1

Ratio of expenses to average net assets(4)	1.93%	1.93%	1.95	%(2)
Ratio of net investment income to average net assets(4)	1.43%	1.19%	1.53	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	1.93%	1.93%	1.97	%(2)
Ratio of net investment income (prior to reimbursements) average net assets	1.43%	1.19%	1.51	%(2)

Portfolio turnover rate	27.50%	39.53%	19.43	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	Net Investment income (loss) per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or Class C shares.
(7)	The Total return figure is the since inception return for the class which commenced operations on January 31, 2013.

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Table of Contents - Equity Prospectus

Brandes Global Equity Fund – Class I Shares

For a Class I capital share outstanding throughout each period	Years Ended September 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$25.52	24.26	20.33	19.22	21.76
Income from investment operations:
Net investment income(2)	0.39	0.50	0.43	0.49	0.51
Net realized and unrealized gain/(loss) on investments	(1.97)	2.00	4.82	2.22	(1.53)
Total from investment operations	(1.58)	2.50	5.25	2.71	(1.02)
Less distributions:
Dividends from net investment income	(0.37)	(0.48)	(0.98)	(0.47)	(0.44)
Dividends from net realized gains	(1.62)	(0.76)	(0.34)	(1.13)	(1.08)
Total distributions	(1.99)	(1.24)	(1.32)	(1.60)	(1.52)

Net asset value, end of period	$21.95	25.52	24.26	20.33	19.22

Total Return	(6.75)%	10.46%	27.12%	14.67%	(5.51)%

Net assets, end of period (millions)	$46.0	45.9	39.4	30.1	36.4

Ratio of net expenses to average net assets(1)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets(1)	1.61%	1.93%	1.96%	2.47%	2.30%
Ratio of expenses (prior to reimbursements) to average net assets	1.47%	1.53%	1.75%	1.68%	1.44%
Ratio of net investment income (prior to reimbursements) to average net assets	1.14%	1.40%	1.21%	1.79%	1.86%

Portfolio turnover rate	25.06%	30.33%	24.37%	18.00%	23.94%

(1)      After fees waived and expenses absorbed or recouped by the Advisor.
(2)      Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

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Table of Contents - Equity Prospectus

Brandes Global Equity Fund – Class E Shares

For a Class E capital share outstanding throughout each period	Years Ended September 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$25.16	24.00	20.17	19.13	21.73
Income from investment operations:
Net investment income(2)	0.32	0.43	0.37	0.44	0.51
Net realized and unrealized gain/(loss) on investments	(1.93)	1.99	4.77	2.20	(1.59)
Total from investment operations	(1.61)	2.42	5.14	2.64	(1.08)
Less distributions:
Dividends from net investment income	(0.38)	(0.50)	(0.97)	(0.47)	(0.44)
Dividends from net realized gains	(1.62)	(0.76)	(0.34)	(1.13)	(1.08)
Total distributions	(2.00)	(1.26)	(1.31)	(1.60)	(1.52)

Net asset value, end of period	$21.55	25.16	24.00	20.17	19.13

Total Return	(6.97)%	10.20%	26.80%	14.35%	(5.80)%

Net assets, end of period (millions)	$0.3	0.3	0.2	0.2	0.2

Ratio of expenses to average net assets(1)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets(1)	1.33%	1.68%	1.71%	2.23%	2.05%
Ratio of expenses (prior to reimbursements) to average net assets	1.42%	1.48%	1.76%	1.69%	1.69%
Ratio of net investment income (prior to reimbursements) average net assets	1.16%	1.45%	1.20%	1.78%	1.62%

Portfolio turnover rate	25.06%	30.33%	24.37%	18.00%	23.94%

(1)      After fees waived and expenses absorbed or recouped by the Advisor.
(2)      Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

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Table of Contents - Equity Prospectus

Brandes Global Equity Fund – Class A Shares
(prior to January 31, 2013 – Class S Shares)

For a Class A(7) capital share outstanding throughout each period	Years Ended September 30,				January 31, 2011(3) through September 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$25.43	24.20	20.27	19.19	22.34
Income from investment operations:
Net investment income(5)	0.27	0.43	0.38	0.43	0.29
Net realized and unrealized gain/(loss) on investments	(1.90)	2.00	4.80	2.22	(3.44)
Total from investment operations	(1.63)	2.43	5.18	2.65	(3.15)
Less distributions:
Dividends from net investment income	(0.33)	(0.44)	(0.91)	(0.44)	—
Dividends from net realized gains	(1.62)	(0.76)	(0.34)	(1.13)	—
Total distributions	(1.95)	(1.20)	(1.25)	(1.57)	—
Net asset value, end of period	$21.85	25.43	24.20	20.27	19.19
Total Return(6)	(6.99)%	10.18%	26.81%	14.38%	(14.10	)%(1)

Net assets, end of period (millions)	$1.8	1.2	0.3	0.1	—

Ratio of expenses to average net assets(4)	1.25%	1.25%	1.25%	1.25%	1.25	%(2)
Ratio of net investment income to average net assets(4)	1.15%	1.67%	1.72%	2.23%	2.05	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	1.66%	1.71%	1.97%	2.00%	1.74	%(2)
Ratio of net investment income (prior to reimbursements) average net assets	0.74%	1.21%	1.00%	1.47%	1.56	%(2)

Portfolio turnover rate	25.06%	30.33%	24.37%	18.00%	23.94	%(1)

(1)      Not Annualized
(2)      Annualized
(3)      Commencement of operations.
(4)      After fees waived and expenses absorbed or recouped by the Advisor.
(5)      Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(6)      The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares.
(7)      Prior to January 31, 2013, Class A shares were known as Class S shares.

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Table of Contents - Equity Prospectus

Brandes Global Equity Fund – Class C Shares

For a Class C capital share outstanding throughout each period	Years Ended September 30,		January 31, 2013(3) through September 30,
	2015	2014	2013
Net asset value, beginning of period	$25.31	24.14	21.21
Income from investment operations:
Net investment income(5)	0.16	0.24	0.15
Net realized and unrealized gain/(loss) on investments	(1.92)	1.99	3.12
Total from investment operations	(1.76)	2.23	3.27
Less distributions:
Dividends from net investment income	(0.20)	(0.30)	(0.34)
Dividends from net realized gains	(1.62)	(0.76)	—
Total distributions	(1.82)	(1.06)	(0.34)
Net asset value, end of period	$21.73	25.31	24.14
Total Return(6)	(7.62)%	9.34%	15.55	%(7)

Net assets, end of period (millions)	$2.4	1.1	0.1

Ratio of expenses to average net assets(4)	2.00%	2.00%	2.00	%(2)
Ratio of net investment income to average net assets(4)	0.66%	0.92%	0.97	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	2.42%	2.46%	2.71	%(2)
Ratio of net investment income (prior to reimbursements) average net assets	0.24%	0.46%	0.26	%(2)

Portfolio turnover rate	25.06%	30.33%	24.37	%(1)

(1)	Not annualized.
(2)	Annualized
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares.
(7)	The total return figure is the since inception return for the class which commenced operations on January 31, 2013.

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Table of Contents - Equity Prospectus

Brandes Global Equity Income Fund – Class I Shares

For a Class I capital share outstanding throughout each period	December 31, 2014 (3) through September 30,
	2015
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income(5)	0.23
Net realized and unrealized gain/(loss) on investments	(0.45)
Total from investment operations	(0.22)
Less distributions:
Dividends from net investment income	(0.21)
Dividends from net realized gains	—
Total distributions	(0.21)
Net asset value, end of period	$9.57
Total Return(6)	(2.36	)%(7)

Net assets, end of period (millions)	$0.6

Ratio of expenses to average net assets(4)	1.00	%(2)
Ratio of net investment income to average net assets(4)	2.90	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	37.61	%(2)
Ratio of net investment income (prior to reimbursements) average net assets	(33.71	)%(2)

Portfolio turnover rate	16.78	%(1)

(1)	Not annualized.
(2)	Annualized
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares.
(7)	The total return figure is the since inception return for the class which commenced operations on January 31, 2013.

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Table of Contents - Equity Prospectus

Brandes Global Equity Income Fund – Class A Shares

For a Class A capital share outstanding throughout each period	December 31, 2014 (3) through September 30,
	2015
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (5)	0.23
Net realized and unrealized gain/(loss) on investments	(0.46)
Total from investment operations	(0.23)
Less distributions:
Dividends from net investment income	(0.15)
Dividends from net realized gains	—
Total distributions	(0.15)
Net asset value, end of period	$9.62
Total Return(6)	(2.44	)%(7)

Net assets, end of period (millions)	$—

Ratio of expenses to average net assets(4)	1.25	%(2)
Ratio of net investment income to average net assets(4)	2.90	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	570.42	%(2)
Ratio of net investment income (prior to reimbursements) average net assets	(566.27	)%(2)

Portfolio turnover rate	16.78	% (1)

(1)	Not annualized.
(2)	Annualized
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares.
(7)	The total return figure is the since inception return for the class which commenced operations on December 31, 2014.

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Table of Contents - Equity Prospectus

Brandes Global Equity Income Fund – Class C Shares

For a Class C capital share outstanding throughout each period	December 31, 2014 (3) through September 30,
	2015
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income(5)	0.23
Net realized and unrealized gain/(loss) on investments	(0.52)
Total from investment operations	(0.29)
Less distributions:
Dividends from net investment income	(0.11)
Dividends from net realized gains	—
Total distributions	(0.11)
Net asset value, end of period	$9.60
Total Return(6)	(2.99	)%(7)

Net assets, end of period (millions)	$—

Ratio of expenses to average net assets(4)	2.00	%(2)
Ratio of net investment income to average net assets(4)	2.90	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	572.75	%(2)
Ratio of net investment income (prior to reimbursements) average net assets	(567.85	)%(2)

Portfolio turnover rate	16.78	% (1)

(1)	Not annualized.
(2)	Annualized
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares.
(7)	The total return figure is the since inception return for the class which commenced operations on January 31, 2013.

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Table of Contents - Equity Prospectus

Brandes Global Opportunities Value Fund – Class I Shares

For a Class I capital share outstanding throughout each period	December 31, 2014 (3) through September 30,
	2015
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income(5)	0.12
Net realized and unrealized gain/(loss) on investments	(0.71)
Total from investment operations	(0.59)
Less distributions:
Dividends from net investment income	(0.08)
Dividends from net realized gains	—
Total distributions	(0.08)
Net asset value, end of period	$9.33
Total Return(6)	(5.92	)%(7)

Net assets, end of period (millions)	$3.0

Ratio of expenses to average net assets(4)	1.15	%(2)
Ratio of net investment income to average net assets(4)	1.55	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	11.77	%(2)
Ratio of net investment income (prior to reimbursements) average net assets	(9.07	)%(2)

Portfolio turnover rate	15.12	%(1)

(1)	Not annualized.
(2)	Annualized
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares.
(7)	The total return figure is the since inception return for the class which commenced operations on December 31, 2014.

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Table of Contents - Equity Prospectus

Brandes Global Opportunities Value Fund – Class A Shares

For a Class A capital share outstanding throughout each period	December 31, 2014 (3) through September 30,
	2015
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income(5)	0.12
Net realized and unrealized gain/(loss) on investments	(0.68)
Total from investment operations	(0.56)
Less distributions:
Dividends from net investment income	(0.08)
Dividends from net realized gains	—
Total distributions	(0.08)
Net asset value, end of period	$9.36
Total Return(6)	(5.66	)%(7)

Net assets, end of period (millions)	$0.3

Ratio of expenses to average net assets(4)	1.40	%(2)
Ratio of net investment income to average net assets(4)	1.29	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	9.85	%(2)
Ratio of net investment income (prior to reimbursements) average net assets	(7.16	)%(2)

Portfolio turnover rate	15.12	% (1)

(1)	Not annualized.
(2)	Annualized
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares.
(7)	The total return figure is the since inception return for the class which commenced operations on December 31, 2014.

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Table of Contents - Equity Prospectus

Brandes Global Opportunities Value Fund – Class C Shares

For a Class C capital share outstanding throughout each period	December 31, 2014 (3) through September 30,
	2015
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income(5)	0.12
Net realized and unrealized gain/(loss) on investments	(0.75)
Total from investment operations	(0.63)
Less distributions:
Dividends from net investment income	(0.04)
Dividends from net realized gains	—
Total distributions	(0.04)
Net asset value, end of period	$9.33
Total Return(6)	(6.33	)%(7)

Net assets, end of period (millions)	$—

Ratio of expenses to average net assets(4)	2.15	%(2)
Ratio of net investment income to average net assets(4)	1.86	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	13.79	%(2)
Ratio of net investment income (prior to reimbursements) average net assets	(9.78	)%(2)

Portfolio turnover rate	15.12	%(1)

(1)	Not annualized.
(2)	Annualized
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares.
(7)	The total return figure is the since inception return for the class which commenced operations on December 31, 2014.

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Table of Contents - Equity Prospectus

Brandes Emerging Markets Value Fund – Class I Shares

For a Class I capital share outstanding throughout each period	Years Ended September 30,				January 31, 2011(3) through September 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.58	9.24	8.99	7.86	$10.00
Income from investment operations:
Net investment income(6)	0.13	0.13	0.13	0.20	0.15
Net realized and unrealized gain (loss) on investments	(3.12)	0.54	0.56	1.10	(2.29)
Net increase from payments by affiliates	—	—	—	—	—	(5)
Total from investment operations	(2.99)	0.67	0.69	1.30	(2.14)
Less distributions:
Dividends from net investment income	(0.15)	(0.12)	(0.23)	(0.09)	—
Dividends from net realized gain	(0.23)	(0.21)	(0.21)	(0.08)	—
Total distributions	(0.38)	(0.33)	(0.44)	(0.17)	—
Net asset value, end of period	$6.21	9.58	9.24	8.99	$7.86
Total Return	(32.13)%	7.41%	8.20%	16.79%	(21.40	)%(1)

Net assets, end of period (millions)	$725.1	1,144.3	287.7	134.5	$71.9

Ratio of expenses to average net assets(4)	1.12%	1.12%	1.12%	1.12%	1.11	%(2)
Ratio of net investment income to average net assets(4)	1.58%	1.34%	1.41%	2.26%	2.38	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	1.19%	1.18%	1.26%	1.35%	1.35	%(2)
Ratio of net investment income (prior to reimbursements) to average net assets	1.51%	1.28%	1.27%	2.03%	2.14	%(2)

Portfolio turnover rate	35.02%	22.54%	21.74%	28.59%	94.70	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	Amount is less than $0.01 per share.
(6)	Net Investment income (loss) per share has been calculated based on average shares outstanding during the period.

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Table of Contents - Equity Prospectus

Brandes Emerging Markets Value Fund – Class A Shares
(prior to January 31, 2013 – Class S Shares)

For a Class A(7) capital share outstanding throughout each period	Years Ended September 30,				January 31, 2011(3) through September 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.56	9.23	8.96	7.85	$10.00
Income from investment operations:
Net investment income(8)	0.11	0.11	0.11	0.17	0.14
Net realized and unrealized gain (loss) on investments	(3.12)	0.53	0.59	1.10	(2.29)
Net increase from payments by affiliates	—	—	—	—	—	(6)
Total from investment operations	(3.01)	0.64	0.70	1.27	(2.15)
Less distributions:
Dividends from net investment income	(0.13)	(0.10)	(0.22)	(0.08)	—
Dividends from net realized gain	(0.23)	(0.21)	(0.21)	(0.08)	—
Total distributions	(0.36)	(0.31)	(0.43)	(0.16)	—
Net asset value, end of period	$6.19	9.56	9.23	8.96	$7.85
Total Return(5)	(32.32)%	7.09%	8.09%	16.40%	(21.50	)%(1)

Net assets, end of period (millions)	$295.6	266.9	131.7	68.1	$38.4

Ratio of expenses to average net assets(4)	1.37%	1.37%	1.37%	1.37%	1.37	%(2)
Ratio of net investment income to average net assets(4)	1.46%	1.10%	1.16%	2.03%	2.12	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	1.40%	1.37%	1.46%	1.60%	1.64	%(2)
Ratio of net investment income (prior to reimbursements) to average net assets	1.43%	1.10%	1.07%	1.79%	1.85	%(2)

Portfolio turnover rate	35.02%	22.54%	21.74%	28.59%	94.70	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares.
(6)	Amount is less than $0.01 per share.
(7)	Prior to January 31, 2013, Class A shares were known as Class S shares.
(8)	Net Investment income (loss) per share has been calculated based on average shares outstanding during the period.

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Brandes Emerging Markets Value Fund – Class C Shares

For a Class C capital share outstanding throughout each period	Years Ended September 30,		January 31, 2013(3) through September 30,
	2015	2014	2013
Net asset value, beginning of period	$9.51	9.19	9.54
Income from investment operations:
Net investment income(5)	0.05	0.03	0.02
Net realized and unrealized gain (loss) on investments	(3.10)	0.54	(0.30)
Total from investment operations	(3.05)	0.57	(0.28)
Less distributions:
Dividends from net investment income	(0.08)	(0.04)	(0.07)
Dividends from net realized gain	(0.23)	(0.21)	—
Total distributions	(0.31)	(0.25)	(0.07)
Net asset value, end of period	$6.15	9.51	9.19
Total Return(6)	(32.83)%	6.38%	(2.84	)%(7)

Net assets, end of period (millions)	$18.4	25.3	5.3

Ratio of expenses to average net assets(4)	2.12%	2.12%	2.12	%(2)
Ratio of net investment income to average net assets(4)	0.62%	0.35%	0.42	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	2.14%	2.13%	2.20	%(2)
Ratio of net investment income (prior to reimbursements) to average net assets	0.60%	0.34%	0.34	%(2)

Portfolio turnover rate	35.02%	22.54%	21.74	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares.
(7)	The Total return figure is the since inception return for the class which commenced operations on January 31, 2013.

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Table of Contents - Equity Prospectus

Brandes International Small Cap Equity Fund – Class I Shares
For a Class I capital share outstanding throughout each period	Years Ended September 30,			January 31, 2012(3) through September 30,
	2015	2014	2013	2012
Net asset value, beginning of period	$13.58	13.74	10.56	$10.00

Income from investment operations:
Net investment income(5)	0.08	0.09	0.09	0.10
Net realized and unrealized gain (loss) on investments	(0.44)	1.03	3.37	0.46
Total from investment operations	(0.36)	1.12	3.46	0.56
Less distributions:
Dividends from net investment income	(0.20)	(0.39)	(0.16)	—
Dividends from net realized gain	(0.41)	(0.89)	(0.12)	—
Total distributions	(0.61)	(1.28)	(0.28)	—
Net asset value, end of period.	$12.61	13.58	13.74	$10.56
Total Return	(2.58)%	8.67%	33.41%	5.60	%(1)

Net assets, end of period (millions)	$877.6	567.9	81.5	$38.4

Ratio of expenses to average net assets(4)	1.15%	1.15%	1.15%	1.15	%(2)
Ratio of net investment income to average net assets(4)	0.59%	0.67%	0.74%	1.44	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	1.12%	1.18%	1.48%	1.91	%(2)
Ratio of investment income (prior to reimbursements) to average net assets	0.62%	0.64%	0.41%	0.68	%(2)

Portfolio turnover rate	24.82%	24.30%	24.45%	13.55	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	Net Investment income (loss) per share has been calculated based on average shares outstanding during the period.

Shareholder Information	-98-	Financial Highlights

Table of Contents - Equity Prospectus

Brandes International Small Cap Equity Fund – Class A Shares
(prior to January 31, 2013 – Class S Shares)

For a Class A(6) capital share outstanding throughout each period	Years Ended September 30,			January 31, 2012(3) through September 30,
	2015	2014	2013	2012
Net asset value, beginning of period	$13.55	13.72	10.56	$10.00

Income from investment operations:
Net investment income(7)	0.04	0.06	0.06	0.10
Net realized and unrealized gain (loss) on investments	(0.43)	1.02	3.36	0.46
Total from investment operations	(0.39)	1.08	3.42	0.56
Less distributions:
Dividends from net investment income	(0.17)	(0.36)	(0.14)	—
Dividends from net realized gain	(0.41)	(0.89)	(0.12)	—
Total distributions	(0.58)	(1.25)	(0.26)	—
Net asset value, end of period	$12.58	13.55	13.72	$10.56
Total Return(5)	(2.76)%	8.36%	32.98%	5.60	%(1)

Net assets, end of period (millions)	$79.1	50.1	31.2	$38.4

Ratio of expenses to average net assets(4)	1.40%	1.40%	1.40%	1.40	%(2)
Ratio of net investment income to average net assets(4)	0.35%	0.42%	0.49%	1.19	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	1.32%	1.39%	1.68%	2.16	%(2)
Ratio of investment income (prior to reimbursements) to average net assets	0.43%	0.43%	0.21%	0.43	%(2)

Portfolio turnover rate	24.82%	24.30%	24.45%	13.55	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares.
(6)	Prior to January 31, 2013, Class A shares were known as Class S shares.
(7)	Net Investment income (loss) per share has been calculated based on average shares outstanding during the period.

Shareholder Information	-99-	Financial Highlights

Table of Contents - Equity Prospectus

Brandes International Small Cap Equity Fund – Class C Shares

For a Class C capital share outstanding throughout each period	Years Ended September 30,		January 31, 2013(3) through September 30,
	2015	2014	2013
Net asset value, beginning of period	$13.45	13.68	11.90

Income from investment operations:
Net investment income(7)	(0.04)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.44)	1.02	1.83
Total from investment operations	(0.48)	0.98	1.81
Less distributions:
Dividends from net investment income	(0.14)	(0.32)	(0.03)
Dividends from net realized gain	(0.41)	(0.89)	—
Total distributions	(0.55)	(1.21)	(0.03)
Net asset value, end of period	$12.42	13.45	13.68
Total Return(5)	(3.459)%	7.60%	15.23	%(6)

Net assets, end of period (millions)	$15.1	12.3	1.5

Ratio of expenses to average net assets(4)	2.07%	2.14%	2.15	%(2)
Ratio of net investment income to average net assets(4)	(0.34)%	(0.32)%	(0.25	)%(2)
Ratio of expenses (prior to reimbursements) to average net assets	2.07%	2.14%	2.40	%(2)
Ratio of investment income (prior to reimbursements) to average net assets	(0.34)%	(0.32)%	(0.50	)%(2)

Portfolio turnover rate	24.82%	24.30%	24.45	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares.
(6)	The Total return figure is the since inception return for the class which commenced operations on January 31, 2013.
(7)	Net Investment income (loss) per share has been calculated based on average shares outstanding during the period.

Shareholder Information	-100-	Financial Highlights

Table of Contents - Equity Prospectus

PRIVACY NOTICE

Brandes Investment Trust and Brandes Investment Partners, L.P. may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us.

We do not disclose any non-public personal information about any shareholder or former shareholder of the Funds without the shareholder’s authorization, except as required by law or in response to inquiries from governmental authorities.  We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you.  We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Funds through a financial intermediary, such as a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary governs how your nonpublic personal information would be shared with nonaffiliated third parties.

Table of Contents - Equity Prospectus
PN-1

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports:
The Funds’ annual and semi-annual reports to shareholders contain detailed information on the Funds’ investments.  The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including operations and investment policies.  It is incorporated by reference in and is legally considered a part of this prospectus.

You can get free copies of the reports and the SAI, or request other information and discuss your questions about the Funds, by contacting us at:

Brandes Funds
11988 El Camino Real, Suite 600
San Diego, CA 92130
800-331-2979 (Fund-level inquiries)
800-395-3807 (Trade/Account inquiries)
www.brandesfunds.com

You can also review the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  In addition, you can get text-only copies:

•	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or e-mailing the Commission at: publicinfo@sec.gov.

•	Free from the Commission’s website at http://www.sec.gov.

Investment Company Act File No. 811-8614

Table of Contents - Equity Prospectus

BRANDES

Brandes Core Plus Fixed Income Fund
Class A – BCPAX
Class E – BCPEX
Class I – BCPIX
Class R6 – BCPRX*

Brandes Credit Focus Yield Fund
Class A – BCFAX
Class I – BCFIX
Class R6 – BCFRX*

*(Class R6 shares are currently not available for purchase.)

Prospectus

February 1, 2016

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents - Fixed Income Prospectus

SUMMARY SECTION

Brandes Core Plus Fixed Income Fund

Investment Objective
The Brandes Core Plus Fixed Income Fund (the “Core Plus Fund” or “Fund”) seeks to maximize long-term total return, consisting of both current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Plus Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 23 of the Prospectus and “Additional Purchase and Redemption Information” on page B-86 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class E(3)		Class I		Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%		None		None		None
Maximum Deferred Sales Charge (Load)		None*		None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class E		Class I		Class R6
Management Fees		0.35%		0.35%		0.35%		0.35%
Distribution (12b-1) Fees		0.25%		None		None		None
Other Expenses
Shareholder Servicing Fees	None		0.25%		None		None
Other Expenses(1)	0.46%		0.46%		0.51%		0.46%
Total Other Expenses		0.46%		0.71%		0.51%		0.46%
Total Annual Fund Operating Expenses		1.06%		1.06%		0.86%		0.81%
Less: Fee Waiver and/or Expense Reimbursement		-0.36%		-0.36%		-0.36%		-0.46%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)		0.70%		0.70%		0.50%		0.35%

*
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

(1)	“Other Expenses” have been restated to reflect current expenses. In addition, “Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.

(2)
The Advisor has contractually agreed to limit the Core Plus Fund’s Class A, Class E, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes and extraordinary expenses), including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to the specific classes through January 31, 2017: 0.70%, 0.70%, 0.50% and 0.35%, respectively (the “Expense Caps”).  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund.  The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.

(3)
Effective October 1, 2015, the Class E Shares for the Core Plus Fund were closed to new investors. Accordingly, as of that date the Fund discontinued all sales of Class E Shares, except shares purchased: (1) through the reinvestment of dividends and distributions; and (2) by retirement plans (other than traditional IRAs, SIMPLE IRAs, Roth IRAs, SEP plans and SARSEP plans) that have already selected the Fund as an investment option.  The Fund may relax this restriction on sales of shares at the discretion of the Board of Trustees from time to time.

Summary Section	-3-

Table of Contents - Fixed Income Prospectus

Example
This Example is intended to help you compare the costs of investing in the Core Plus Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for 1 year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$444	$665	$904	$1,589
Class E	$72	$301	$550	$1,262
Class I	$51	$238	$441	$1,027
Class R6	$36	$213	$404	$ 959

Portfolio Turnover
The Core Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.24% of the average value of its portfolio.

Principal Investment Strategies
The Core Plus Fund invests at least 80% of its net assets measured at the time of purchase in fixed income securities.  These include, but are not limited to, debt securities issued by U.S. and foreign companies, debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, and U.S. and foreign mortgage-backed securities, collateralized mortgage obligations and asset-backed debt securities.  The Fund may invest up to 25% of its total fixed income assets, measured at the time of purchase, in securities not denominated in U.S. dollars.  Brandes Investment Partners, L.P., the Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select debt securities for the Fund’s investment portfolio.  As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio or other measures of credit worthiness in evaluating the securities of a particular issuer.

The Core Plus Fund may invest in debt instruments of any maturity or with no maturity and it may invest in both investment-grade securities and non-investment grade securities (also known as “high-yield bonds” or “junk bonds”).  (Up to 25% of the Fund’s total debt securities may be in high yield bonds.)  The Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.  The Fund may also make investments in U.S. and foreign mortgage-backed securities, collateralized mortgage obligations, asset-backed debt securities and other forms of debt obligations and income producing securities, including but not limited to preferred stock.  The Advisor will typically sell a security from the Fund’s portfolio when the Advisor’s research process identifies a significantly better investment opportunity or the Advisor’s assessment of the security’s intrinsic value declines.  The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund’s portfolio or to meet requests for redemption of Fund shares.

Summary Section	-4-

Table of Contents - Fixed Income Prospectus

Principal Investment Risks
Because the values of the Core Plus Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Core Plus Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

•
Credit Risk – Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  The value of an issuer’s securities held by the Core Plus Fund may decline in response to adverse developments with respect to the issuer or if the issuer or any guarantor is unwilling or unable to pay or perform in a timely fashion.

•
Currency Risk – Because the Core Plus Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

•
Equity Market Risk – The Core Plus Fund may invest in preferred stocks.  The values of equity securities fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Foreign Securities Risk – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Core Plus Fund invests.

•
Interest Rate Risk – As with most fixed income funds, the income on and value of your shares in the Core Plus Fund will fluctuate along with interest rates.  When interest rates rise, the market prices of the debt securities the Fund owns usually decline.  When interest rates fall, the prices of these securities usually increase.

•
Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell.  The Core Plus Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price.  Illiquid securities may also be difficult to value.

•
Mortgage- and Asset-Backed Securities Risk – Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of changing interest rates.  When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Core Plus Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

•
Non-Investment Grade (High Yield Bond) Securities Risk – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness.  The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

•
Portfolio Turnover Risk – The Core Plus Fund is actively managed, which means that the Advisor may frequently buy and sell securities.  Frequent trading increases a Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes.  Increased transaction costs could detract from the Fund’s performance.

•
U.S. Government Obligations Risk – Securities issued by the U.S. Treasury and certain U.S. government agencies are backed by the full faith and credit of the U.S. government.  While this guarantee should ensure the timely repayment of all principal and interest, it does not mean that the market value of such securities cannot be adversely impacted by changes in interest rates, similar to non-U.S. government-issued fixed income securities.  Securities issued by certain other U.S. government-related entities, principally Fannie Mae and Freddie Mac, are often categorized as U.S. government obligations, but do not enjoy the full backing of the U.S. government.

Summary Section	-5-

Table of Contents - Fixed Income Prospectus

•
Value Style Risk – Value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Performance
The following performance information shows you how the Core Plus Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares since its inception.  The table that follows compares the Fund’s returns over time to broad-based securities indices.  The bar chart and table assumes reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Funds will perform in the future.  Updated performance is available on the Fund’s website www.brandesfunds.com.

Year-by-Year Total Returns as of December 31,
for Class I Shares

Best Quarter	Q3	2009	7.55%
Worst Quarter	Q3	2008	-8.97%

Brandes Core Plus Fixed Income Fund
Average Annual Total Returns
For the period ending December 31, 2015
Brandes Core Plus Fixed Income Fund	1 Year	5 Years	Since Inception (December 28, 2007)
Class A Shares – Return Before Taxes	-5.11%	2.45%	3.07%
Class E Shares – Return Before Taxes	-1.39%	3.42%	3.67%
Class R6 Shares – Return Before Taxes	-1.19%	3.60%	3.87%
Class I Shares – Return Before Taxes	-1.19%	3.60%	3.87%
Return After Taxes on Distributions	-2.17%	1.96%	2.00%
Return After Taxes on Distributions and Sale of Fund Shares	-0.61%	2.21%	2.29%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.27%

Class I shares commenced operation on December 28, 2007.  Class E shares commenced operation on May 28, 2008.  Performance shown for the Class E shares prior to May 28, 2008 reflects the performance of the Class I shares restated to reflect Class E expenses.  Class A shares commenced operations on January 31, 2013.  Performance shown prior to the inception of Class A shares on January 31, 2013, reflects the performance of Class I shares, restated to reflect Class A sales loads and expenses.  Performance of Class R6 shares shown prior to the inception of Class R6 shares, reflects the performance of Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only and after-tax returns for other Classes will vary.

Summary Section	-6-

Table of Contents - Fixed Income Prospectus

Management
Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed the Fund Since:
Charles S. Gramling, CFA	Director of Fixed Income and Fixed Income Investment Committee Member	2007
David J. Gilson, CFA	Associate Portfolio Manager/Analyst and Fixed Income Investment Committee Member	2007
Timothy M. Doyle, CFA	Fixed Income Portfolio Manager and Fixed Income Investment Committee Member	2012

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Brandes Core Plus Fixed Income Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (800) 395-3807, or through a financial intermediary.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Class A and Class E
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$100,000	$500
Class R6(1)	$0	$0
(1)
Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code.  Class R6 shares are generally available only if plan level or omnibus accounts are held on the books of the Fund.

Tax Information
The Core Plus Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-advantaged accounts, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Core Plus Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	-7-

Table of Contents - Fixed Income Prospectus

SUMMARY SECTION

Brandes Credit Focus Yield Fund

Investment Objective
The Brandes Credit Focus Yield Fund (the “Credit Focus Yield Fund” or “Fund”), seeks total return, consisting of both current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Credit Focus Yield Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 23 of the Prospectus and “Additional Purchase and Redemption Information” on page B-86 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load)	None*	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class R6
Management Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	None	None
Other Expenses(1)	0.78%	0.83%	0.78%
Total Annual Fund Operating Expenses	1.53%	1.33%	1.28%
Less: Fee Waiver and/or Expense Reimbursement	-0.68%	-0.73%	-0.76%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.85%	0.60%	0.52%

*
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

(1)	“Other Expenses” have been restated to reflect current expenses. In addition, “Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.

(2)
The Advisor has contractually agreed to limit the Credit Focus Yield Fund’s Class A, Class I and Class R6 annual operating expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses), including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to the specific classes through January 31, 2017: 0.85%, 0.60% and 0.52%, respectively (the “Expense Caps”).  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund.  The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.

Summary Section	-8-

Table of Contents - Fixed Income Prospectus

Example
This Example is intended to help you compare the costs of investing in the Credit Focus Yield Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$459	$776	$1,116	$2,074
Class I	$61	$349	$659	$1,538
Class R6	$53	$331	$629	$1,478

Portfolio Turnover
The Credit Focus Yield Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.50% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Credit Focus Yield Fund invests primarily in debt securities issued by U.S. and foreign companies and debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities.  The Fund may also make investments in U.S. and foreign mortgage-backed securities, collateralized mortgage obligations, asset-backed debt securities and other forms of debt obligations and income producing securities, including but not limited to preferred stock, and loan participations and assignments.  The Fund may invest up to 30% of its total fixed income assets, measured at the time of purchase, in securities not denominated in U.S. dollars.  Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select debt securities for the Fund’s investment portfolio.  As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio or other measures of credit worthiness in evaluating the securities of a particular issuer.

The Credit Focus Yield Fund may invest in instruments of any maturity or with no maturity and it may invest in both investment-grade securities and non-investment grade securities (also known as “high-yield bonds” or “junk bonds”).  (Up to 50% of the Fund’s total debt securities may be in high yield bonds.)  The Fund invests in securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.  The Advisor will typically sell a security from the Fund’s portfolio when the Advisor’s research process identifies a significantly better investment opportunity or the Advisor’s assessment of the security’s intrinsic value declines.  The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund’s portfolio or to meet requests for redemption of Fund shares.

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Principal Investment Risks
Because the values of the Credit Focus Yield Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

•
Credit Risk – Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  The value of an issuer’s securities held by the Credit Focus Yield Fund may decline in response to adverse developments with respect to the issuer.

•
Currency Risk – Because the Credit Focus Yield Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

•
Equity Market Risk – The Credit Focus Yield Fund may invest in preferred stocks.  The values of equity securities fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Foreign Securities Risk – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Credit Focus Yield Fund invests.

•
Interest Rate Risk – As with most fixed income funds, the income on and value of your shares in the Credit Focus Yield Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline.  When interest rates fall, the prices of these securities usually increase.

•
Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell.  The Credit Focus Yield Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price.  Illiquid securities may also be difficult to value.

•
Loan Participations and Assignments Risk – When a Fund purchases loan assignments from lenders, it will acquire direct rights against the borrower, but these rights and the Fund’s obligations may differ from, and be more limited than, those held by the assignment lender. The principal credit risk associated with acquiring loan participation and assignment interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for participation loan interests and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.

•
Mortgage- and Asset-Backed Securities Risk – Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates.  When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Credit Focus Yield Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

•
Non-Investment Grade (High Yield Bond) Securities Risk – Below investment grade debt securities (also known as “high yield bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness.  The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

•
Portfolio Turnover Risk – The Credit Focus Yield Fund is actively managed, which means that the Advisor may frequently buy and sell securities.  Frequent trading increases the Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes.  Increased transaction costs could detract from the Fund’s performance.

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•
U.S. Government Obligations Risk – Securities issued by the U.S. Treasury and certain U.S. government agencies are backed by the full faith and credit of the U.S. government.  While this guarantee should ensure the timely repayment of all principal and interest, it does not mean that the market value of such securities cannot be adversely impacted by changes in interest rates, similar to non-U.S. government-issued fixed income securities.  Securities issued by certain other U.S. government-related entities, principally Fannie Mae and Freddie Mac, are often categorized as U.S. government obligations, but do not enjoy the full backing of the U.S. government.

•
Value Style Risk – Value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Performance
The following performance information shows you how the Credit Focus Yield Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares since its inception.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.  Updated performance is available on the Fund’s website www.brandesfunds.com.

Brandes Credit Focus Yield Fund
Year-by-Year Total Returns as of December 31,
for Class I Shares

Best Quarter	Q2	2009	17.43%
Worst Quarter	Q3	2008	-13.78%

Brandes Credit Focus Yield Fund
Average Annual Total Returns
For periods ending December 31, 2015
Brandes Credit Focus Yield Fund	1 Year	5 Years	10 Years
Class A Shares – Return Before Taxes	-6.82%	1.81%	3.26%
Class R6 Shares – Return Before Taxes	-2.84%	2.90%	3.94%
Class I Shares – Return Before Taxes	-2.84%	2.90%	3.94%
Return After Taxes on Distributions	-3.91%	2.04%	3.51%
Return After Taxes on Distributions and Sale of Fund Shares	1.55%	1.90%	2.94%
Barclays U.S. Intermediate Credit Index (reflects no deduction for fees, expenses or taxes)	0.90%	3.63%	4.82%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%

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Performance information shown for Class I shares prior to February 1, 2012, is that of a private investment fund managed by the Advisor with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund.  Prior to January 31, 2013, Class A shares were known as Class S shares.  (Class A shares have the same operating expenses as Class S shares.)  Performance shown prior to the inception of Class A shares on February 1, 2012 reflects the performance of Class I shares, restated to reflect Class A sales loads and expenses. Performance of Class R6 shares shown prior to the inception of Class R6 shares, reflects the performance of Class I shares restated to reflect Class R6 expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

Management
Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed the Fund Since:
Charles S. Gramling, CFA	Director of Fixed Income and Fixed Income Investment Committee Member	2000
David J. Gilson, CFA	Associate Portfolio Manager/Analyst and Fixed Income Investment Committee Member	2002
Timothy M. Doyle, CFA	Fixed Income Portfolio Manager and Fixed Income Investment Committee Member	2012

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Brandes Credit Focus Yield Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (800) 395-3807, or through a financial intermediary.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Class A
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$100,000	$500
Class R6(1)	$0	$0
(1)
Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code.  Class R6 shares are generally available only if plan level or omnibus accounts are held on the books of the Fund.

Tax Information
The Credit Focus Yield Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-advantaged accounts, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Credit Focus Yield Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE, POLICIES AND RISKS

Investment Objective

The Core Plus Fund’s and Credit Focus Yield Fund’s investment objective is to seek to maximize long-term total return, consisting of both current income and capital appreciation.  The Core Plus Fund’s investment objective is fundamental and may only be changed with shareholder approval.  The Credit Focus Yield Fund’s investment objective is not fundamental and may be changed without shareholder approval upon 60 days’ notice to shareholders.

Investment Policies

Core Plus Fund

The Core Plus Fund may not make any change in its investment policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities without first providing the Fund’s shareholders with at least 60 days’ prior written notice.

The Core Plus Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in fixed income securities and other income producing securities.  Generally, substantially all of Fund’s assets are invested in such securities.

The Advisor generally uses the principles of value investing to analyze and select debt securities for the Core Plus Fund’s investment portfolio.  As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio, or other measures of credit worthiness in evaluating the securities of a particular issuer.  The Advisor does not include formal consideration of general economic scenarios in its investment process, nor does it attempt to predict short-term movements of interest rates.  The Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.  The assessment of intrinsic value is based upon an analysis of the issuers’ ability to repay, the quality of the collateral (if any), liquidity, and other factors.  The Advisor may also employ other types of analysis in assessing the attractiveness of a security, relying upon present day pricing information, quantitative cash flow valuation techniques, financial statement and collateral analysis, and actual and projected ratings in determining if a given security is attractively priced.  Although the Fund uses an index as its benchmark, sector, industry, and issuer weightings in the Fund can vary materially from the index from time to time.

The Core Plus Fund invests in a diversified portfolio (generally approximately 60-150 positions) of debt securities.  These include, but are not limited to, debt securities issued by U.S. and foreign companies, debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, U.S. and foreign mortgage-backed and asset-backed debt securities, collateralized mortgage obligations, preferred stock, and loan participations and assignments.  The Fund limits its exposure to any single issuer of a security to 5% of the Fund’s total fixed income assets, cash and cash equivalents measured at the time of purchase – except that there is no limit on U.S. Treasury obligations and a limit of 30% of total Fund assets on the direct obligations of any single U.S. agency.

The Core Plus Fund invests in both investment-grade securities and non-investment grade securities (also known as “high-yield bonds” or “junk bonds”).  The Advisor deems any security rated at least BBB- (or its equivalent) by one or more of Moody’s, Standard & Poor’s, or Fitch, or any security that has been determined by the Advisor to be of comparable quality, to be investment grade.  At least 75% of the Fund’s debt securities must be investment grade, measured at the time of purchase.  Non-investment grade debt securities may be rated as low as D, may be in default of payment of principal and/or interest, or may not be rated.

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The Core Plus Fund may invest in debt instruments of any maturity.  The Advisor primarily uses effective duration and modified duration measures (“duration”) to approximate the sensitivity of a security’s price to changes in interest rates.  The longer a security’s duration, the more sensitive it will be to changes in interest rates.  Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.  While the average portfolio duration of the Fund typically will vary, the duration of the Fund’s portfolio is generally expected to be within a 20% margin (higher or lower) of the duration of the Fund’s benchmark index.  Other than in periods of unusual market conditions, which could continue for an extended period, this margin will normally be within 10% of the duration of the Fund’s benchmark index.

The Fund may invest up to 25% of its total fixed income assets, measured at the time of purchase, in securities not denominated in U.S. dollars and may engage in currency hedging.  The Fund may invest in new issue and mortgage-backed securities on a “when issued” basis (known as “TBA securities”).  An investment in a TBA security represents a commitment by the investor to accept delivery of mortgage-backed securities at a later date, usually one or two months after investment, upon which the investment is settled.  Under normal circumstances, the investment never settles.  Rather, in the month of settlement, the commitment to accept delivery is “rolled” forward to a subsequent month.  This rolling activity is accounted for as a sale of the original TBA security and a purchase of a new TBA security.

Credit Focus Yield Fund

The Credit Focus Yield Fund invests primarily in debt securities.  The Advisor will generally use the principles of value investing to analyze and select income producing securities for the Credit Focus Yield Fund’s investment portfolio.  As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio, or other measures of credit worthiness in evaluating the securities of a particular issuer.  The Advisor does not include formal consideration of general economic scenarios in its investment process, nor does it attempt to predict short-term movements of interest rates.  The Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.  The assessment of intrinsic value is based upon an analysis of the issuers’ ability to repay, the quality of the collateral (if any), liquidity, and other factors.  The Advisor may also employ other types of analysis in assessing the attractiveness of a security, relying upon present day pricing information, quantitative cash flow valuation techniques, financial statement and collateral analysis, and actual and projected ratings in determining if a given security is attractively priced.  Although the Fund uses an index as its benchmark, sector, industry, and issuer weightings in the Fund can vary materially from the index from time to time.

The Credit Focus Yield Fund invests in a diversified portfolio (generally approximately 60-150 positions) of income producing securities.  These include but are not limited to debt securities issued by U.S. and foreign companies, debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, U.S. and foreign mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, preferred stock, and loan participations and assignments.  The Fund may invest up to 30% of its total fixed income assets, measured at the time of purchase, in securities not denominated in U.S. dollars and may engage in currency hedging.  The Fund limits its exposure to any single issuer of a security to 10% of the Fund’s total fixed income assets, cash and cash equivalents measured at the time of purchase – except that there is no limit on U.S. Treasury obligations and a limit of 30% of total Fund assets on the direct obligations of any single U.S. agency.

The Credit Focus Yield Fund invests in both investment-grade securities and non-investment grade securities (also known as “high-yield bonds” or “junk bonds”).  The Advisor deems any security rated at least BBB- (or its equivalent) by one or more of Moody’s, Standard & Poor’s, or Fitch, or any security that has been determined by the Advisor to be of comparable quality, to be investment grade.  At least 50% of the Fund’s debt securities must be investment grade, measured at the time of purchase.  Non-investment grade debt securities may be rated as low as D, may be in default of payment of principal and/or interest, or may not be rated.

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The Credit Focus Yield Fund may invest in debt instruments of any maturity.  The Advisor primarily uses effective duration and modified duration measures (“duration”) to approximate the sensitivity of a security’s price to changes in interest rates.  The longer a security’s duration, the more sensitive it will be to changes in interest rates.  Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.  While the average portfolio duration of the Fund typically will vary, the duration of the Fund’s portfolio is generally expected to be within a 20% margin (higher or lower) of the duration of the Fund’s benchmark index.

The Credit Focus Yield Fund may invest in new issue and mortgage-backed securities on a “when issued” basis (known as “TBA securities”).  An investment in a TBA security represents a commitment by the investor to accept delivery of mortgage-backed securities at a later date, usually one or two months after investment, upon which the investment is settled.  Under normal circumstances, the investment never settles.  Rather, in the month of settlement, the commitment to accept delivery is “rolled” forward to a subsequent month.  This rolling activity is accounted for as a sale of the original TBA security and a purchase of a new TBA security.

More on the Credit Focus Yield Fund’s Performance.  Prior to February 1, 2012, the Advisor managed a private investment fund with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund.  The performance information shown for Class I shares for periods before February 1, 2012 is that of the private investment fund and reflects the net expenses of the private investment fund, which were lower than the current net expenses for Class I shares.  If the private investment fund’s performance had been restated to reflect Class I expenses, the performance would have been lower.  Performance shown prior to February 1, 2012 for the Class A shares reflects the performance of the private investment fund restated to reflect Class A sales loads and expenses.  The performance of the private investment fund prior to February 1, 2012 is based on calculations that are different than the standardized method of performance calculations required by the SEC.  The private investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Code, which, if applicable, may have adversely affected its performance.

Both Funds

Value Investing
The Advisor uses some of the general principles of the Graham and Dodd value investing approach as introduced in the classic book Security Analysis, and applies them to fixed income.  The Advisor seeks to purchase a diversified group of securities which are undervalued, i.e. trading at prices which its research indicates are below their long-term intrinsic values.

The Advisor uses fundamental analysis to develop an estimate of intrinsic value, and looks at, among other factors, a company’s earnings, book value, cash flow, capital structure, and management record, as well as its industry and position within that industry.  This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, research reports and other information sources, as well as interviews with company management.

The value principles used by the Advisor lead it to focus on securities which in its opinion offer not only an attractive stream of income but also the potential for price gains as the market price adjusts to a level more consistent with the Advisor’s long-term expectations.  In a number of cases, the issuers of such value securities may be experiencing financial distress varying from mild to quite severe, the extent of which the Advisor expects will lessen over time.  Such “value securities” may pose a higher risk of default or exhibit higher price volatility until the issues related to the issuer’s financial distress are better understood by the market or are ultimately resolved.

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Selling Portfolio Securities
The Funds sell portfolio securities when the Advisor determines that a security has reached its intrinsic value, the Advisor’s research process identifies a significantly better investment opportunity, or the Advisor’s assessment of the security’s intrinsic value declines.  The Funds may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of a Fund.  At the time of purchase the Advisor generally intends to hold securities for a period of two to five years, but actual holding periods for individual securities can be significantly less than two years.

Short-Term Investments
Each Fund may invest from time to time in short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions which in the Advisor’s discretion require investments inconsistent with the Fund’s principal investment strategies.  As a result of taking such temporary defensive positions, a Fund may not achieve its investment objective.

Other Investment Techniques and Restrictions
Each Fund will use certain other investment techniques, and has adopted certain investment restrictions, which are described in the Statement of Additional Information (“SAI”).  Certain of these investment restrictions are fundamental and may be changed only by a majority vote of the Fund’s outstanding shares.

Sale of Portfolio Securities
The Advisor will typically sell a security from a Fund’s portfolio when the Advisor’s research process identifies a significantly better investment opportunity.  The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of a Fund’s portfolio or to meet requirements for redemption of Fund shares.  At the time of purchase, the Advisor generally intends for a Fund to hold securities for a period of two to five years, but actual holding periods for individual securities can be significantly less than two years.  If a Fund has “when issued” activity, its portfolio turnover can be as high as 200%-600% per year; excluding rolling activity, the turnover will typically be 50%-100% per year.

Risks of Investing in the Funds

The Advisor will apply the investment techniques described above in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.  The value of your investment in a Fund will fluctuate, which means you could lose money.  You should consider an investment in a Fund as a long-term investment.

Credit Risk
Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  The value of an issuer’s securities held by a Fund may decline in response to adverse developments with respect to the issuer.  In addition, a Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations.

Currency Risk
Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of a Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar.  Such changes will also affect the Fund’s income.

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Equity Market Risk
The Funds may invest in preferred stocks.  The values of equity securities fluctuate in response to the activities of individual companies and general stock market and economic conditions.

Foreign Securities Risk
Investments in foreign securities involve special risks.  Investments in securities issued by entities outside the United States may be affected by conditions affecting local or regional political, social or economic instability; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriations; changes in tax policy; greater market volatility; and differing securities market structures and practices.  Because each Fund may invest in securities payable in foreign (non-U.S.) currencies, each Fund is also subject to the risk that those currencies will decline in value relative to the U.S. dollar, thus reducing a Fund’s return.

High Yield Risk
As a result of its investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), each Fund may be subject to greater levels of interest rate, credit and liquidity risk than portfolios that do not invest in such securities.  High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.  In addition, an economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Fund’s ability to sell its high yield securities.  If the issuer of a security is in default with respect to interest payments or principal payments, a Fund may lose its entire investment in the security.

Interest Rate Risk
The income generated by debt securities owned by a Fund will be affected by changing interest rates.  In addition, as interest rates rise the values of fixed income securities held by a Fund are likely to decrease.  Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.  Falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  If the U.S. Federal Reserve System revises its current policy of maintaining the federal funds rate at a low level and purchasing Government securities to support U.S. economic recovery, interest rates across the U.S. financial system may rise and fixed-income and related markets may become more volatile.

Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell.  Each Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Investments in foreign securities, securities indexes, and foreign currencies) and securities with substantial market or credit risk tend to have the greatest exposure to liquidity risk.  Illiquid securities may also be difficult to value.  In addition, decreases since 2007 in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Loan Participations and Assignments Risk
When a Fund purchases loan assignments from lenders, it will acquire direct rights against the borrower, but these rights and the Fund’s obligations may differ from, and be more limited than, those held by the assignment lender. The principal credit risk associated with acquiring loan participation and assignment interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for participation loan interests and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.

Mortgage and Asset-Backed Securities Risk
Mortgage- and Asset-Backed Securities are subject to certain additional risks.  Rising interest rates tend to extend the duration of mortgage- and asset-backed securities, making them more sensitive to changes in interest rates.  As a result, when holding mortgage- and asset-backed securities in a period of rising interest rates, a Fund may exhibit additional volatility.  In addition, mortgage- and asset-backed securities are subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because it will have to reinvest that money at the lower prevailing interest rates.

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Portfolio Turnover Risk
The Funds are actively managed, which means that the Advisor may frequently buy and sell securities.  Frequent trading increases a Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes.  Increased transaction costs could detract from a Fund’s performance.  Additionally, due to the institutional nature of the shareholders in each Fund, redemption requests could be large.  In order to satisfy such redemption requests, a Fund may be forced to sell securities with built-in capital gains that will be taxable to shareholders invested in taxable accounts.

U.S. Government Obligations Risk
U.S. government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. government.

Value Style Risk
In managing the Funds, the Advisor applies the Graham and Dodd Value Investing approach, which selects investments based on the Advisor’s evaluation of the fundamental credit quality of the issuer.  This style of investing has caused a Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Portfolio Holdings

A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”), which is located on the Funds’ website at www.brandesfunds.com.

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FUND MANAGEMENT

Each Fund is a series of Brandes Investment Trust, a Delaware statutory trust (the “Trust”).  The Board of Trustees of the Trust decides matters of general policy and reviews the activities of the Advisor and other service providers.  The Trust’s officers conduct and supervise its daily business operations.

The Investment Advisor

Brandes Investment Partners, L.P. (the “Advisor”) has been in business, through various predecessor entities, since 1974.  As of December 31, 2014, the Advisor managed approximately $26 billion in assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, and individuals.  Charles H. Brandes owns a controlling interest in the Advisor’s general partner, Brandes Investment Partners, L.P.  The Advisor’s offices are at 11988 El Camino Real, Suite 600, San Diego, California 92130.

Subject to the direction and control of the Trustees, the Advisor develops and implements an investment program for the Funds, including determining which securities are bought and sold.  The Advisor also provides certain officers for the Trust.  For its services, the Advisor receives a percentage of each Fund’s average annual net assets, payable on a monthly basis from each Fund at the following annual rates: Core Plus Fund—0.35% and Credit Focus Yield Fund—0.50%.  For the fiscal year ended September 30, 2014, the Advisor waived its management fees for the Core Plus Fund and the Credit Focus Yield Fund.

The Advisor has signed a contract with the Trust in which the Advisor has agreed to waive management fees and reimburse operating expenses of each Fund to the extent necessary to ensure that the operating expenses of each Class do not exceed the following percentages of the Fund’s average daily net assets shown in the table below (the “Expense Caps”).  For this purpose, operating expenses do not include taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation.

Expense Caps	Class A	Class E	Class I	Class R6
Core Plus Fund	0.70%	0.70%	0.50%	0.35%
Credit Focus Yield Fund	0.95%	N/A	0.70%	0.52%

Subject to Board approval, the Trust has agreed that the amount of any waiver or reimbursement with respect to a Class of shares of a Fund will be repaid by the Fund to the Advisor before the end of the third full fiscal year of the Fund after the fiscal year in which the waiver or reimbursement occurred, unless that repayment would cause the aggregate operating expenses of that Class to exceed the Class’ Expense Cap for the fiscal year in which the waived or reimbursed expenses were incurred or any lower expense cap in effect at the time of the reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the Core Plus Fund’s and the Credit Focus Yield Fund’s investment advisory agreement with the Advisor is available in the Funds’ semi-annual reports to shareholders for the period ended March 31, 2015.

Portfolio Managers

Each Fund’s investment portfolio is team-managed by an investment committee comprised of senior portfolio management professionals of the Advisor.  All investment decisions for the Funds are the responsibility of the Advisor’s Fixed Income Investment Committee (the “Fixed Income Committee”).  The members of the Committee are Charles S. Gramling, CFA, David J. Gilson, CFA, and Timothy M. Doyle, CFA.

Fund Management	-20-	The Investment Advisor

Table of Contents - Fixed Income Prospectus

The Funds’ SAI has more information about the Fixed Income Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Charles Gramling, CFA	Core Plus Fund Since 2007 Credit Focus Yield Fund and its predecessor fund since 2000
Charles S. Gramling, CFA
Director of Fixed Income
●     Member of the Brandes fixed-income investment committee
●     Previously a Senior Vice President and Portfolio Manager with Scudder Kemper Investments
●     Provided accounting and financial management services to the portfolio companies of the Polaris Group, a mezzanine finance company
●     Public accounting experience
●     BS in accounting, Marquette University
●     22 years of investment experience

     Director of Fixed Income, Brandes Investment Partners 2004-Present Fixed Income Portfolio Manager, Brandes Investment Partners 1999-2004

David Gilson, CFA	Core Plus Fund Since 2007 Credit Focus Yield Fund and its predecessor fund since 2002
David J. Gilson, CFA
Associate Portfolio Manager/Analyst
Member of the Brandes fixed-income investment committee
●     Previously worked as a consultant to corporations in turnaround situations and was the CFO of a small consumer-product business
●     Bond Analyst at Fleet Securities and BancAmerica Robertson Stephens, where he covered high-yield media and telecommunications credits
●     Associate Fund Manager and Senior Analyst responsible for high-yield funds at American Express Financial Advisors
●     BBA, Baylor University
●     27 years of investment experience Fixed Income Associate Portfolio Manager/Analyst, Brandes Investment Partners 2002 – Present President, VALUE Restoration, Inc. 2001-2002 Chief Financial Officer, James Page Brewing Company 1999-2000

Timothy M. Doyle, CFA	Core Plus Fixed Income Fund and Credit Focus Yield Fund and its predecessor fund since 2000
Timothy M. Doyle, CFA
Fixed Income Portfolio Manager
●     Member of the Brandes fixed-income investment committee, with primary responsibilities that include strategy development, portfolio management and trading
●     Previously worked as Assistant Vice President and Portfolio Manager with Scudder Kemper Investments, where he was also the leader of the firm’s U.S. Government/U.S. Agency Sector Team and a member of its Investment Policy Committee experience
●     MBA in finance and economics, Loyola University, BS in finance, Marquette University
●     20 years of investment experience Fixed Income Portfolio Manager, Brandes Investment Partners 2013 – Present Fixed Income Associate Portfolio Manager/Analyst, Brandes Investment Partners 2000 – 2013

Shareholder Information	-21-	Portfolio Managers and Other Service Providers

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Other Service Providers

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) is the Funds’ administrator, fund accountant and transfer and dividend disbursing agent.  Its address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

ALPS Distributors, Inc. (the “Distributor”) is the Funds’ distributor.  Its address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

State Street Bank and Trust Company is the custodian of each Fund’s assets and employs foreign sub-custodians to provide custody of the Funds’ foreign assets.  Its address is 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116.

The SAI has more information about the Advisor and the Funds’ other service providers.

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SHAREHOLDER INFORMATION

The Core Plus Fund offers three classes of shares – Class A shares, Class E shares and Class I shares.  The Credit Focus Yield Fund offers two classes of shares – Class A shares and Class I shares.

Choosing a Share Class

The following is a summary of the differences between Class A Shares, Class E Shares and Class I Shares for each of the Funds:

	Class A	Class E(1)	Class I	Class R6
Eligible Shareholders	Retail	Accounts maintained through financial intermediaries.
Proprietary accounts of institutional investors such as
● financial institutions,
● pension plans,
● retirement accounts,
● qualified plans and
● certain corporations, trusts, estates, religious and charitable organizations.
				● 401(k) Plans ● 403(b) Plans ● 457 Plans ● Nonqualified deferred compensations plans ● Certain voluntary employee benefit association and post-retirement plans
Minimum Initial Investment	Regular Accounts $2,500 Traditional and Roth IRA Accounts $1,000 Automatic Investment Plans $500	Regular Accounts $2,500 Traditional and Roth IRA Accounts $1,000 Automatic Investment Plans $500	$100,000	$0
Subsequent Minimum Investment	$500	$500	$500	$0
Waiver/Reduction of Investment Minimum	None	None
The Advisor may waive the minimum investment for financial intermediaries and other institutions making continuing investments in the Funds on behalf of underlying investors and from time to time for other investors, including retirement plans and employees of the Advisor.
				None
Initial Sales Charge	3.75%	None	None	None
Contingent Deferred Sales Charge	None*	None	None	None
Redemption Fee	None	None	None	None
Ongoing Distribution (12b-1) Fees	0.25%	None	None	None
Ongoing Shareholder Service Fees	None	0.25%	None	None
Conversion Feature
Subject to the Advisor’s approval, if investors currently holding Class A or Class E shares meet the criteria for eligible investors and would like to convert to Class I shares, there are no tax consequences.  To inquire about converting your Class A or Class E shares to Class I shares, please call 1-800-395-3807.
			None
Subject to the Advisor’s approval, if investors currently holding Class I shares meet the criteria for eligible investors and would like to convert to Class R6 shares, there are no tax consequences.  To inquire about converting your Class I shares to Class R6 shares, please call 1-800-395-3807.

*A charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase by certain investors who did not pay any initial sales charge may be imposed on ClassA shares.
(1) Class E shares are currently closed to new purchases.

Shareholder Information	-23-	Class Description and Pricing Fund Shares

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Class A Shares

Class A shares are retail shares that require that you pay a front-end sales charge when you invest in a Fund unless you qualify for a reduction or waiver of the sales charge.  The sales charge you pay each time you purchase Class A shares differs depending on the amount you invest and may be reduced or eliminated for larger purchases or other reasons, as indicated below.  The “offering price” you pay for Class A shares includes any applicable front-end sales charge, which is deducted directly from your investment.  It is your responsibility to provide adequate documentation of your eligibility for a reduction or waiver of the sales charge in order to receive it.

Redemptions of Class A shares of a Fund purchased without the imposition of an initial sales charge may be assessed a contingent deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase if the Fund paid a commission in connection with the purchase of shares.  For example, the charge would apply in connection with redemptions of shares made within one year of purchase pursuant to the sales charge waiver for purchases of $1 million or more of Fund shares.  Ask your intermediary or, if you are not working with an intermediary, the Fund’s transfer agent, to determine whether a commission was paid in connection with your purchase of shares, and thus whether you may be assessed a contingent deferred sales charge.  This charge is based on the lesser of the original purchase cost or the current market value of the shares being sold.

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The sales charge for Class A shares is calculated as follows:

Amount of Purchase	Front-End Sales Charge as a percentage of Offering Price	Front-End Sales Charge as a percentage of the Amount Invested	Dealer Commission as a percentage of Offering Price
Less than $100,000	3.75%	3.90%	3.75%
$100,000 or more but less than $250,000	3.25%	3.36%	3.25%
$250,000 or more but less than $500,000	2.25%	2.30%	2.25%
$500,000 or more but less than $750,000	1.75%	1.78%	1.75%
$750,000 or more but less than $1,000,000	1.50%	1.52%	1.50%
$1 million or more and certain other investments described below	None*	None*	See below
*
Each Fund may assess a contingent deferred sales charge (“CDSC”) of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase on the lesser of the original purchase cost or the current market value of the shares being sold on certain redemptions of Class A Shares within one year of purchase.

The sales charge you pay may be higher or lower than the percentages described in the table above due to rounding.  This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria.  The impact of rounding may vary with the size of the investment and the net asset value of the shares.

Any redemption in circumstances where a contingent deferred sales charge may be payable will be made first from shares where no such charge is payable.

Class A Share Purchases Not Subject to Initial or Contingent Sales Charges

There are a number of ways you may reduce or eliminate sales charges.  For purposes of these features, your family consists of your spouse – or equivalent if recognized under local law – and your children under the age of 21.  The Advisor may pay dealers a commission of up to 1% on investments made in Class A shares with no sales charge.  Please see the Statement of Additional Information for more information.  You may also call your financial representative or contact the Fund at (800) 395-3807.  Information about the Funds’ sales charges also is available on the Funds’ website at www.brandesfunds.com under the Fees & Expenses section of each Fund’s Overview tab.

Shareholder Information	-25-	Class Description and Pricing Fund Shares

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Front-End and Contingent Deferred Sales Charge Reductions

The following investors and investments are not subject to an initial sales charge and, to the extent that the Fund did not pay a commission in connection with the investment, to a contingent deferred sales charge, if determined to be eligible by the Fund or its designee:

●	Retirement plans offered through financial intermediaries or other service providers that have entered into arrangements with the Fund for such purchases.

●
Customers of bank trust departments, companies with trust powers, investment broker dealers and investment advisers who charge fees for services, including investment broker dealers who use wrap fee or similar arrangements and have entered into special arrangements with the Fund specifically for such purchases.

●	Customers participating in fee-based programs offered through selected registered investment advisers, broker-dealers, and other financial intermediaries.

●
Investors purchasing through financial intermediaries that offer Class A Shares uniformly on a “no load” basis to all similarly situated customers in accordance with the intermediary’s prescribed fee schedule for purchases of fund shares.

●
Customers purchasing through self-directed investment brokerage accounts that may or may not charge a transaction fee to customers, where the broker-dealer has entered into arrangements with the Fund for such purchases.

●
Insurance companies and/or their separate accounts to fund variable insurance contracts, provided that the insurance company provides recordkeeping and related administrative services to the contract owners and has entered into arrangements with the Fund for such purchases.

●	Endowments or foundations that have entered into arrangements with the Fund for such purchases.

●	Investors making rollover investments from retirement plans to IRAs.

●	Certain other investors and members of their immediate families, such as employees of investment dealers and registered investment advisers authorized to sell the Funds.

●	An Officer of the Advisor, Trustee of the Trust, Director or employee of the Advisor, the Fund’s Custodian Bank or Transfer Agent and members of his or her family.

Front-End Sales Charge Reductions

You may be able to reduce the front-end sales charges payable on your purchases of shares as follows:

●
Aggregation – You may be able to aggregate your purchases of Fund shares with those made by members of your family for purposes of relying on the sales charge breakpoints set forth above.  This right may only be available with respect to certain types of accounts.  For example, investments made through employer-sponsored retirement plan accounts may not be aggregated with investments made through individual-type accounts.

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●
Concurrent Purchases – You may be able to combine your purchases of Fund shares with those made simultaneously by members of your family for purposes of relying on the sales charge breakpoints set forth above.

●
Rights of Accumulation – You may take into account your accumulated holdings and those of your family members in any of the Brandes Funds’ Class A shares for purposes of relying on the sales charge breakpoints set forth above.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current value based on public offering price of all other shares you and your family own.  You may need to retain appropriate account records to verify the amounts actually invested in order to rely on the ability to receive a breakpoint based on the amounts actually invested in the Brandes Funds.

Letter of Intent – By signing a Letter of Intent (“LOI”) you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Brandes Class A shares Funds.  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit towards completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5.00% of the amount of the LOI will be held in escrow during the 13-month period.  If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.  If you establish an LOI with Brandes Funds, you can aggregate your accounts as well as the accounts of your immediate family members.  You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.  Employer-sponsored retirement plans may be restricted from establishing letters of intent.

●
Reinstatement Privileges – You may reinvest proceeds from a redemption, dividend payment or capital gain distribution from the Fund without the assessment of a front-end sales charge, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made from the same account from which the shares were redeemed or that received the dividend payment/distribution.  If the account has been closed, you can reinvest without a sales charge if the new receiving account has the same registration as the closed account.  Any contingent deferred sales charge on such redemption will be credited to your account.  Any future redemptions may be subject to a CDSC based on the original investment date.

Contingent Deferred Sales Charge Waivers

The contingent deferred sales charge also may be waived in the following cases:

●	Tax-free returns of excess contributions to IRAs.

●	Redemptions due to death or post purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities).

●	Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document.

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Table of Contents - Fixed Income Prospectus

The contingent deferred sales charge also may be waived for the following types of transactions if together they do not exceed 12% of the value of an account annually:

●
Redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

●	If you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

Class E Shares

Class E shares are designed primarily for accounts maintained through financial intermediaries.  Class E shares impose annual shareholder servicing fees of up to 0.25% of average daily net assets.  If you purchase or redeem shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment advisor, you may pay an additional service or transaction fee to that institution.

Effective October 1, 2015, the Class E Shares for the Core Plus Fixed Income Fund (the “Fund”) were closed to new investors. Accordingly, as of that date the Fund discontinued all sales of Class E Shares, except shares purchased: (1) through the reinvestment of dividends and distributions; and (2) by retirement plans (other than traditional IRAs, SIMPLE IRAs, Roth IRAs, SEP plans and SARSEP plans) that have already selected the Fund as an investment option.  The Fund may relax this restriction on sales of shares at the discretion of the Board of Trustees from time to time.

Class I Shares

Class I shares are designed primarily for proprietary accounts of institutional investors such as financial institutions, pension plans, retirement accounts, qualified plans and certain corporations, trusts, estates, religious and charitable organizations.  The minimum initial investment for Class I Shares is $100,000 and the subsequent investment minimum is $500.  Class I shares are not subject to shareholder servicing fees or Rule 12b-1 fees.

The Trust pays securities broker-dealers and other intermediaries annual fees of up to 0.05% of the annual net assets of Class I shares of the Funds held on behalf of their clients, for sub-transfer agency, sub-accounting and other non-distribution related services.

Institutions which may invest in the Fund through Class I Shares include qualified retirement and deferred compensation plans and trusts used to fund those plans (including but not limited to those defined in section 401(k), 403(b), or 457 of the Code), “rabbi trusts,” foundations, endowments, corporations and other taxable and tax-exempt investors that would otherwise generally qualify as advisory clients of the Advisor.  Others who may invest in Class I shares include Trustees of the Trust, officers and employees of the Advisor, the Transfer Agent and the Distributor, and their immediate family members, and certain other persons determined from time to time by the Advisor (including investment advisors or financial planners or their clients who may clear transactions through a broker-dealer, bank or trust company which maintains an omnibus account with the Transfer Agent).  If you purchase or redeem shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment advisor, you may pay an additional service or transaction fee to that institution.

As indicated in the table above, the minimum initial investment for Class I Shares may be waived or reduced by the Advisor at any time.  In addition to the circumstances listed in the table, the Advisor may permit certain financial intermediaries to aggregate up to 10 customer accounts to accumulate the requisite $100,000 initial investment minimum.

Shareholder Information	-28-	Class Description and Pricing Fund Shares

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Class R6 Shares

Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code, if the plan or the plan’s broker, dealer or other financial intermediary (“financial service firm”) has an agreement with the Advisor to utilize Class R6 shares in certain investment products or programs (collectively, “Class R6 Eligible Plans”). Class R6 shares must be held through plan level or omnibus accounts on the books of a Fund.

Except as stated below, Class R6 shares are not available to retail or institutional investors that do not qualify as Class R6 Eligible Plans.

Class R6 shares are continuously offered to Class R6 Eligible Plans and other eligible investors. See “Buying Shares—Class R6 Shares” below. Class R6 Eligible Plan participants may purchase Class R6 shares only through their specified benefit plans. In connection with purchases, Class R6 Eligible Plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Class R6 Eligible Plans and financial service firms may charge for such services.

Class R6 Eligible Plans may also purchase Class R6 shares directly from the Distributor. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R6 shares either by mail or through a variety of other purchase options and plans offered by the Trust. Class R6 Eligible Plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the specified benefit plan level.

The Funds do not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Class R6 shares of the Funds offered in this Prospectus.  The Funds do not make any type of administrative or service payments to financial intermediaries in connection with investment in Class R6 shares.

Before purchasing shares of the Funds directly, an investor should inquire about the other classes of shares offered by the Trust and particular series of the Trust. As described within the applicable prospectus, each class of shares has particular investment eligibility criteria and is subject to different types and levels of charges, fees and expenses than the other classes. An investor who owns Class R6 shares may call the Funds at (800) 395-3807.

Shareholder Service Plan

The Funds have adopted a shareholder service plan that allows each Fund to pay fees to broker-dealers and other financial intermediaries for certain non-distribution services provided to Class E shareholders of the Fund.  Because these fees are paid out of the assets attributable to the Fund’s Class E shares, over time they will increase the cost of your investment in such shares.  Annual shareholder servicing fees under the plan are up to 0.25% of the average daily net assets attributable to Class E shares, of the Fund.

Distribution Plan

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that allows each Fund to pay fees to broker-dealers for certain distribution-related services provided to Class A shareholders.  Because these fees are paid out of the assets attributable to each Fund’s Class A shares, over time they will increase the cost of your investment in such shares.  Annual distribution fees under the plan are up to 0.25% of the average daily net assets attributable to Class A shares of each Fund.

Shareholder Information	-29-	Class Description and Pricing Fund Shares

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Additional Payments to Dealers

The Advisor may pay amounts from its own resources and not as an additional charge to the Funds, to certain financial institutions in connection with the sale and/or distribution of the Funds’ shares or the retention and/or servicing of the Funds’ shareholders.  These payments, which may include payments for marketing support, are in addition to any servicing fees or distribution fees payable by the Funds.  Because these payments are not made by shareholders or the Funds, the Funds’ total expense ratios will not be affected by any such payments.  These payments sometimes are referred to as “revenue sharing.”  In some cases, such payments may create an incentive for the financial institution to recommend or make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution’s customers.

Anti-Money Laundering

In compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Funds’ anti-money laundering program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at (800) 395-3807 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Funds reserves the right to close your account or take any other action it deems reasonable or required by law.

Pricing of Fund Shares

A Fund’s share price is known as its net asset value or “NAV.”  The NAV of shares of a Class of a Fund is calculated by adding the total value of the Fund’s investments and other assets attributable to that Class, subtracting the Fund’s liabilities attributable to that Class, and dividing the result by the number of outstanding shares of the Class (i.e., assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.  Each Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.

The Funds sell shares of each Class at the NAV per share of the Class next computed (1) after your selected dealer or other authorized intermediary receives the order which is promptly transmitted to the Fund; or (2) after the Transfer Agent receives your order directly in proper form (which generally means a completed Account Application together with a negotiable check in U.S. dollars drawn on a domestic financial institution or a wire transfer of funds).  You may pay a fee if you buy Fund shares through a broker or agent.  The price you pay to purchase Class A Shares is the Fund’s offering price for Class A Shares, which is the NAV per share for Class A Shares next calculated after the order is received in proper form, plus any applicable sales charge/(load).  The amount you receive when selling Fund Class A Shares is the NAV next calculated after the order is received in proper form, less any applicable contingent deferred sales charge.

Each Fund values its investments at their market value.  Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Each Fund calculates its NAV for shares of each Class once daily, each day the New York Stock Exchange is open for trading, as of approximately 4:00 p.m. Eastern time, the normal close of regular trading.  If, for example, the NYSE closes at 1:00 p.m. Eastern time, the Fund’s NAV would still be determined as of 4:00 p.m. Eastern time.  In this example, portfolio securities traded on the NYSE would be valued at their closing prices unless the Trust’s Valuation Committee determines that a “fair value” adjustment is appropriate due to subsequent events.  The Funds may invest in securities that are primarily traded in foreign markets which may be open for trading on weekends and other days when the Funds do not price their shares.  As a result, NAV of each Fund’s shares may change on days when you will not be able to purchase or redeem Fund shares.

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Fair Value Pricing
The Funds have adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances.  Such circumstances may arise for instance when (a) trading in a security has been halted or suspended or a security has been delisted from a national exchange, (b) a security has not been traded for an extended period of time, (c) a significant event with respect to a security occurs after the close of trading and before the time the Funds calculate their own share prices, or (d) market quotations are not readily available or are not considered reliable for other reasons.  Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Funds attempt to establish the price that they might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

Purchasing and Adding to Your Shares

Purchases through a Securities Dealer
You may purchase shares of the Funds through a securities dealer which has an agreement with the Distributor (a “selected dealer”).  Selected dealers are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf.  Each Fund will price an order for shares of a Class at the NAV of the Class next computed, plus any applicable sales charge/(load), after the order is accepted by an authorized dealer or the dealer’s authorized designee.  The Trust and the Distributor reserve the right to cancel an order for which payment is not received from a selected dealer by the third business day following the order.  A selected dealer may impose postage and handling charges on your order.

Purchases through the Transfer Agent
To purchase shares of each Fund directly from the Transfer Agent, complete the Account Application (available from the Transfer Agent or a selected dealer) and mail it to the Transfer Agent.  You may pay by a check with the Account Application, or by a wire transfer of funds as described below.  All checks must be in U.S. dollars drawn on a domestic bank.  The Fund will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks or any conditional order or payment.  The Transfer Agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by a Fund, for any payment that is returned.  It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered to be disadvantageous to shareholders.  Each Fund reserves the right to reject any application.  You can make additional investments by wire or by mailing a check, together with the investment form from a recent account statement.

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For overnight delivery, please send to:	For regular mail, please send to:
Brandes Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202	Brandes Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53202-0701

The Trust does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Payment by Wire
If you are making your first investment in a Fund, before you wire funds the Transfer Agent must have a completed account application.  You may mail your account application or deliver it overnight to the Transfer Agent.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include the name of the Fund, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:	Brandes [Fund Name], [name of Class] [Your name and account number]

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Before sending any wire, please contact the Transfer Agent at (800) 395-3807 between the hours of 9:00 a.m. and 8:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading to advise it of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Purchasing by Telephone

If your signed account application has been received by the Funds, and you did not decline telephone options, you may purchase additional shares of the Funds by calling toll free at (800) 395-3807.  If your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase by telephone.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV next calculated on a day the NYSE is open.  For security reasons, requests by telephone will be recorded.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  Once a telephone transaction has been placed, it cannot be cancelled or modified.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may make your request in writing.

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Purchasing Through the Automatic Investment Plan.  Subsequent Investments. (Class A and E Shares Only)
For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under this AIP, the minimum initial investment of $2,500 is waived and you authorize the applicable Fund(s) to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $500.  If you wish to enroll in the AIP, complete the appropriate section on the Account application.  Your signed account application must be received at least 15 calendar days prior to the initial transaction.  A $25 fee will be imposed if your AIP transaction is returned for any reason.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the next withdrawal.  Please contact your financial institution to determine if it is an Automated Clearing House (ACH) member.  Your financial institution must be an ACH member in order for you to participate in the AIP.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-800-395-3807 for additional information regarding the Funds’ AIP.

Retirement Plan Participants
Individual participants in qualified retirement plans should purchase shares of a Fund through their respective plan sponsor or administrator, which is responsible for transmitting orders.  You may invest in Fund shares through an IRA account sponsored by the Advisor, including traditional and Roth IRA accounts.  Each Fund may also be appropriate for other retirement plans.  The initial investment minimum is $1,000 for investing in Fund shares through an IRA account and $500 for subsequent investments.  Before investing in any IRA or other retirement plan, you should consult your tax adviser.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.  The procedures for investing in a Fund depend on the provisions of the plan and any arrangements that the plan sponsor may have made for special processing services.

Other Purchase Information
The Transfer Agent credits shares to your account or the account maintained on your behalf by your plan sponsor, broker-dealer, or other financial intermediary, and does not issue stock certificates.  The Trust and the Distributor each reserve the right to reject any purchase order or suspend or modify the offering of the Fund’s shares.

Shares of the Funds have not been registered for sale outside the United States.  The Funds reserve the right to refuse investments from non-U.S. persons or entities.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

You may also purchase shares of a Fund by paying “in-kind” in the form of securities, provided that such securities are of the type which a Fund may legally purchase and are consistent with the Fund’s investment objectives and policies, that such securities are liquid, unrestricted and have a readily determinable value by exchange or NASDAQ listing, and that the purchase has been approved by the Advisor.

Exchanging Your Shares

You may exchange your shares of any Class of a Fund for shares of the same Class of any other series of the Trust.  Such exchange will be treated as a sale of shares and may be subject to federal income tax.

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Selling Your Shares

How to Redeem Shares
Your shares may be redeemed only by instructions from the registered owner of your shareholder account.  If you are a participant in a retirement or other plan, direct your redemption requests to the plan sponsor or administrator, which may have special procedures for processing such requests and is responsible for forwarding requests to the Transfer Agent.

You may redeem shares by contacting your selected dealer or authorized intermediary.  The selected dealer can arrange for the repurchase of the shares through the Distributor at the NAV next determined after the selected dealer receives your instructions.  The dealer may charge you for this service.  If your shares are held in a dealer’s “street name,” you must redeem them through the dealer.

You may also redeem shares by mailing or delivering instructions to the Transfer Agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.  The instructions must specify the name of a Fund, the number of shares or dollar amount to be redeemed and your name and account number.  Additional documents are required for certain type of redemptions such as redemptions from corporations, from partnerships, or from accounts with executors, trustees, administrations or guardians.  The price you will receive for Fund shares redeemed is the next determined NAV for the shares after the Transfer Agent has received a completed redemption request.

Telephone Redemptions
You may redeem shares by telephone unless you declined telephone options on the account application.  You can redeem shares by telephoning the Transfer Agent at (800) 395-3807, between the hours of 9:00 a.m. and 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading.  Proceeds for Fund shares redeemed by telephone will be mailed by check to the address of record, sent by wire to a pre-determined bank account of record or sent via the ACH network to a bank account of record on the following business day.  Wires are subject to a $15 fee paid by the shareholder.  There is no charge when proceeds are sent via the ACH system and credit is usually available within 2-3 days.  Telephone trades must be received prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent.  The request must be signed by each shareholder of the account and may require signature guarantees or a signature validation from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Special Factors Regarding Telephone Redemptions
The Trust will use procedures, such as requesting personal or specific information from the person making a telephone redemption, designed to provide reasonable verification of account ownership.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption.  If these normal identification procedures are not followed, the Trust or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder.

Signature Guarantees
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

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A signature guarantee from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:

●	If ownership is being changed on your account;
●	When redemption proceeds are payable or sent to any person, address or bank account not on record;
●	If a change of address was received by the Transfer Agent within the last 30 calendar days;
●	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Trust and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  The Trust also reserves the right, in its sole discretion, to waive any signature guarantee requirement.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Systematic Withdrawal Plan (Class A and E Shares Only)
You may redeem shares of your Fund through a Systematic Withdrawal Plan (“SWP”).  Under the SWP, you may choose to receive a specified dollar amount (at least $50), generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  You may establish a SWP on any account and in any amount you choose.  Your account must have a share balance of $10,000 or more.  If you elect this method of redemption, the applicable Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated at any time by the Funds.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, your account ultimately may be depleted.

Redemption Payments
Redemption payments will be made within seven days after receipt by the Transfer Agent of the written or telephone redemption request, and, if required, a signature guarantee and any other necessary documents, except as indicated below.  In consideration of the best interests of the remaining shareholders and to the extent permitted by law, the Trust reserves the right to pay any redemption proceeds of shares of each Fund in whole or in part by distributing securities held by the Fund instead of cash.  If your shares are redeemed in kind, you will incur transaction costs when you sell the securities distributed to you.  Payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of the Fund’s net assets, or during any other period when the SEC so permits.

Redemption proceeds are generally paid on the business day following the redemption.  If any portion of the shares to be redeemed represents an investment made by check, the Funds may delay the payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected.  This may take up to twelve calendar days from the purchase date.

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Redemption of Small Accounts
If the value of your investment in a Fund falls below $500 because of redemptions, the Trust may notify you, and if your investment value remains below $500 for a continuous 60-day period, the Trust may redeem your shares.  However, the Trust will not redeem shares based solely upon changes in the market that reduce the net asset value of your shares.  The minimum account size requirements do not apply to shares held by officers or employees of the Advisor or its affiliates or Trustees of the Trust.  The Trust reserves the right to modify or terminate these involuntary redemption features at any time upon 60 days’ notice.

Unclaimed Property
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Policy on Disruptive Trading

Each Fund is designed as a long-term investment and, therefore, is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of a Fund’s investment portfolio (“disruptive trading”).

The Board of Trustees has adopted policies and procedures reasonably designed to monitor each Fund’s trading activity and, in cases where disruptive trading activity is detected, to take action to stop such activity.  The Trust reserves the right to modify these policies at any time without shareholder notice.  In particular, the Trust or the Advisor may, without any prior notice, reject a purchase order of any investor, group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Trust or the Advisor, actual or potential harm to a Fund.  The Advisor considers certain factors, such as transaction size, type of transaction, frequency of transaction and trade history, when determining whether to reject a purchase order.

The Trust currently considers any shareholder (or, in the case of omnibus or retirement plan accounts, any beneficial owner or plan participant) to be engaged in excessive trading if he or she purchases and sells approximately the same amount of shares of a Fund (without regard to Class) more than four times in any twelve-month period.  Investors who have not engaged in disruptive trading may also be prevented from purchasing shares of a Fund if the Trust or the Advisor believes a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.

Despite the efforts of the Trust and the Advisor to prevent disruptive trading within a Fund and the adverse impact of such activity, there is no guarantee that the Trust’s policies and procedures will be effective.  Disruptive trading cannot be detected until the investor has engaged in a pattern of such activity, at which time, a Fund may have experienced some or all of its adverse effects.  Disruptive trading may be difficult to detect because investors may deploy a variety of strategies to avoid detection.  In seeking to prevent disruptive trading practices in a Fund, the Trust and the Advisor consider only the information actually available to them at the time.

In addition, the Trust receives orders through financial intermediaries (such as brokers, retirement plan record keepers and variable insurance product sponsors) which may facilitate disruptive trading or utilize omnibus accounts that make it more difficult to detect and stop disruptive trading within a Fund.  If a financial intermediary establishes an omnibus account with a Fund, the Advisor is limited in its ability to determine whether trades placed through the financial intermediary may signal excessive trading.  Consequently, the Advisor may not be able to detect disruptive trading in Fund shares and, even if it does detect disruptive trading, may be unable to stop such activity.  Also, there may exist multiple tiers of financial intermediaries, each utilizing an omnibus account structure that may further compound the difficulty to the Trust of detecting and stopping disruptive trading activity in Fund shares.  However, the Advisor has entered into written agreements with the Trust’s financial intermediaries under which each intermediary must, upon request, provide the Trust with certain shareholder and identity trading information so that the Fund can enforce its disruptive trading policies.

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To the extent that the Trust or its agents are unable to curtail excessive or short term trading (such as market timing), these practices may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as engaging in more frequent portfolio transactions and maintaining higher cash balances.  More frequent portfolio transactions would increase the Fund’s transaction costs and decrease its investment performance, and maintenance of a higher level of cash balances would likewise result in lower Fund investment performance during periods of rising markets.  The costs of such activities would be borne by all shareholders of the Fund, including the long-term investors who do not generate the costs.  Additionally, frequent trading may interfere with the Advisor’s ability to efficiently manage the Fund and compromise its portfolio management strategies.

The Funds invest in foreign securities and may be particularly susceptible to short duration trading strategies.  This is because time zone differences among international securities markets can allow a shareholder engaging in a short duration strategy to exploit the Funds’ share prices that are based on closing prices of securities established some time before a Fund calculates its own share price (typically 4:00 p.m. Eastern time).  In addition, to the extent a Fund significantly invests in high yield bonds, because these securities are often infrequently traded, investors may seek to trade shares of the Fund in an effort to benefit from their understanding of the value of these securities.  Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than funds which invest in highly liquid securities and cause dilution in the value of Fund shares held by other shareholders.

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Dividends and Distributions

Each Fund expects to pay dividends from net investment income monthly, and to make distributions of net capital gains, if any, at least annually.  The Board of Trustees may decide to pay dividends and distributions more frequently.

Each Fund automatically reinvests dividends and capital gain distributions in additional shares of the applicable Fund at the relevant NAV on the reinvestment date unless you have previously requested cash payment in writing to the Transfer Agent.  You may change your distribution election by writing or calling the Transfer Agent at least five days prior to the next distribution.  If you elect to receive dividends and/or distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, each Fund reserves the right to reinvest the dividends and/or distribution in your account, at the current relevant NAV, and to reinvest all of your subsequent dividends and/or distributions.

Any dividend or distribution paid by a Fund has the effect of reducing the NAV of shares in the Fund by the amount of the dividend or distribution.  If you purchase shares shortly before the record date of a dividend or distribution, the distribution will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of your capital.

Taxes

The following discussion is very general, applies only to shareholders who are U.S. persons, and does not address shareholders subject to special rules, such as those who hold fund shares through an IRA, 401(k) plan or other tax-advantaged account.

Distributions made by a Fund will be taxable to shareholders whether received in cash or reinvested in additional shares of the Fund.  Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income.  Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of the length of time shareholders have held their shares of a Fund.  The Funds do not expect a significant portion of their distributions to be treated as qualified dividend income, which is taxed at reduced rates for noncorporate shareholders.  Although distributions are generally taxable when received, certain distributions declared by a Fund in October, November or December and paid by such Fund in January of the following year, are taxable as if received in the prior December.  Each Fund will inform you annually of the amount and nature of its distributions.

Dividends and interest earned by each Fund may be subject to withholding and other taxes imposed by foreign countries.  However, under certain circumstances a Fund may be able to pass through to its shareholders the foreign taxes that it pays, in which case shareholders will include their proportionate share of such taxes in calculating their gross income, but they may be able to claim deductions or credits against their U.S. taxes for such foreign taxes.  Each Fund will also notify you each year of the amounts, if any, available as deductions or credits.

Sales and exchanges of a Fund’s shares (including an exchange of a Fund’s shares for shares of another Brandes Fund) will be treated as taxable transactions to shareholders, and any gain on the transaction will generally be subject to federal income tax.

A Medicare contribution tax is imposed at the rate of 3.8% on net investment income of U.S. individuals with income exceeding specified thresholds, and on undistributed net investment income of certain estates and trusts.  Net investment income generally includes for this purpose dividends and capital gain distributions paid by a fund and gain on the redemption or exchange of fund shares.

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The SAI contains information about taxes.  Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your own tax advisers about federal, foreign, state and local taxation consequences of investing in a Fund.

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INDEX DESCRIPTIONS

The Barclays U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index consisting of U.S. dollar-denominated, fixed-rate, taxable bonds.  The Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including treasuries, government-related, corporate, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities and commercial mortgage-backed securities sectors.  The index is a total return index which reflects the price changes and interest of each bond in the index.  The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

The Barclays U.S. Intermediate Credit Bond Index (formerly known as the Lehman Brothers U.S. Intermediate Credit Bond Index) is an unmanaged index consisting of U.S. dollar denominated, publicly issued, fixed-rate corporate securities. Issues must have at least $250 million par amount outstanding and have a maturity from one up to (but not including) ten years.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

Please note that all indices are unmanaged and therefore direct investment in an index is not possible.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds’ financial performance since its commencement of operations.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions).  Information presented in the tables below has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

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Brandes Core Plus Fixed Income Fund – Class E Shares

	Year Ended September 30,
For a Class E capital share outstanding throughout the period	2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.30	$9.21	$9.61	$9.36	$9.66
Income from investment operations:
Net investment income(2)	0.19	0.25	0.30	0.38	0.47
Net realized and unrealized gain/(loss) on investments	(0.02)	0.10	(0.22)	0.50	(0.12)
Total from investment operations	0.17	0.35	0.08	0.88	0.35
Less distributions:
Dividends from net investment income	(0.20)	(0.25)	(0.36)	(0.44)	(0.48)
Dividends from net realized gains	(0.05)	(0.01)	(0.12)	(0.19)	(0.17)
Total distributions	(0.25)	(0.26)	(0.48)	(0.63)	(0.65)
Net asset value, end of period	$9.22	$9.30	$9.21	$9.61	$9.36
Total return	1.78%	3.86%	0.79%	9.85%	3.72%

Net assets, end of period (millions)	$1.9	$1.9	$1.2	$6.9	$3.8
Ratio of net expenses to average net assets(1)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets(1)	2.07%	2.68%	3.22%	4.06%	4.90%
Ratio of expenses (prior to reimbursements) to average net assets	1.06%	1.39%	1.40%	1.45%	1.48%
Ratio of net investment income (prior to reimbursements) to average net assets	1.71%	1.99%	2.52%	3.33%	4.13%
Portfolio turnover rate	11.24%	18.63%	33.91%	31.59%	91.18%

(1)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

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Brandes Core Plus Fixed Income Fund – Class I Shares

For a Class I capital share outstanding throughout the period	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.28	$9.19	$9.60	$9.35	$9.65
Income from investment operations:
Net investment income(2)	0.21	0.27	0.32	0.40	0.49
Net realized and unrealized gain/(loss) on investments	(0.02)	0.10	(0.23)	0.50	(0.12)
Total from investment operations	0.19	0.37	0.09	0.90	0.37
Less distributions:
Dividends from net investment income	(0.22)	(0.27)	(0.38)	(0.46)	(0.50)
Dividends from net realized gains	(0.05)	(0.01)	(0.12)	(0.19)	(0.17)
Total distributions	(0.27)	(0.28)	(0.50)	(0.65)	(0.67)
Net asset value, end of period	$9.20	$9.28	$9.19	$9.60	$9.35
Total return	2.02%	4.10%	0.89%	10.06%	3.94%

Net assets, end of period (millions)	$72.1	$43.3	$29.7	$25.3	$23.2
Ratio of expenses to average net assets(1)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(1)	2.26%	2.88%	3.43%	4.28%	5.11%
Ratio of expenses (prior to reimbursements) to average net assets	0.86%	1.20%	1.23%	1.23%	1.25%
Ratio of net investment income (prior to reimbursements) to average net assets	1.90%	2.18%	2.70%	3.55%	4.36%
Portfolio turnover rate	11.24%	18.63%	33.91%	31.59%	91.18%

(1)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

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Brandes Core Plus Fixed Income Fund – Class A Shares

For a Class A(6) capital share outstanding throughout the period	Year Ended September 30,		January 31, 2013(2) through September 30,
	2015	2014	2013
Net asset value, beginning of period	$9.22	9.16	9.43
Income from investment operations:
Net investment income(7)	0.19	0.25	0.20
Net realized and unrealized gain/(loss) on investments	(0.02)	0.06	(0.28)
Total from investment operations	0.17	0.31	(0.08)
Less distributions:
Dividends from net investment income	(0.20)	(0.24)	(0.19)
Dividends from net realized gains	(0.05)	(0.01)	—
Total distributions	(0.25)	(0.25)	(0.19)
Net asset value, end of period	$9.14	9.22	9.16
Total return(4)	1.78%	3.52%	(0.88	)%(5)

Net assets, end of period (millions)	$2.1	2.1	1.4
Ratio of expenses to average net assets(3)	0.70%	0.70%	0.70	%(1)
Ratio of net investment income to average net assets(3)	2.07%	2.68%	3.23	%(1)
Ratio of expenses (prior to reimbursements) to average net assets	1.06%	1.33%	1.45	%(1)
Ratio of net investment income (prior to reimbursements) to average net assets	1.71%	2.05%	2.48	%(1)
Portfolio turnover rate	11.24%	18.63%	33.91	%(8)

(1)	Annualized.
(2)	Commencement of operations.
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares.
(5)	The Total return figure is the since inception return for the class which commenced operations on January 31, 2013.
(6)	Prior to January 31, 2013, Class A shares were known as Class S shares.
(7)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(8)	Not annualized.

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Brandes Credit Focus Yield Fund – Class A Shares
(prior to January 31, 2013 – Class S Shares)

For a Class A(7) capital share outstanding throughout the period	Year Ended September 30,			March 2, 2012(3) Through September 30,
	2015	2014	2013	2012
Net asset value, beginning of period	$10.23	10.15	10.39	$10.10
Income from investment operations:
Net investment income(5)	0.23	0.21	0.19	0.16
Net realized and unrealized gain/(loss) on investments	(0.20)	0.09	(0.17)	0.29
Total from investment operations	0.03	0.30	0.02	0.45
Less distributions:
Dividends from net investment income	(0.23)	(0.21)	(0.20)	(0.16)
Dividends from net realized gains	(0.01)	(0.01)	(0.06)	—
Total distributions	(0.24)	(0.22)	(0.26)	(0.16)
Net asset value, end of period	$10.02	10.23	10.15	$10.39
Total return(6)	0.26%	2.94%	0.13%	4.51	%(1)

Net assets, end of period (millions)	$2.1	2.0	4.2	$—
Ratio of expenses to average net assets(4)	0.95%	0.95%	0.95%	0.95	%(2)
Ratio of net investment income to average net assets(4)	2.28%	2.02%	1.84%	2.69	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	1.53%	1.50%	1.61%	1.05	%(2)
Ratio of net investment income (prior to reimbursements) to average net assets	1.70%	1.47%	1.18%	2.06	%(2)

Portfolio turnover rate	25.50%	26.17%	23.05%	162.73	%(1)

(1)	Not Annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares.
(7)	Prior to January 31, 2013, Class A shares were known as Class S shares.

Shareholder Information	-45-	Financial Highlights

Table of Contents - Fixed Income Prospectus

Brandes Credit Focus Yield Fund – Class I Shares

	Year Ended September 30,			February 1, 2012(3) through September 30,
For a Class I capital share outstanding throughout the period	2015	2014	2013	2012
Net asset value, beginning of period	$10.23	10.15	10.39	$10.00
Income from investment operations:
Net investment income(5)	0.26	0.23	0.22	0.23
Net realized and unrealized gain/(loss) on investments	(0.20)	0.09	(0.18)	0.38
Total from investment operations	0.06	0.32	0.04	0.61
Less distributions:
Dividends from net investment income	(0.26)	(0.23)	(0.22)	(0.22)
Dividends from net realized gains	(0.01)	(0.01)	(0.06)	—
Total distributions	(0.27)	(0.24)	(0.28)	(0.22)
Net asset value, end of period	$10.02	10.23	10.15	$10.39
Total return	0.58%	3.20%	0.40%	6.23	%(1)

Net assets, end of period (millions)	$27.3	27.1	25.2	$19.3
Ratio of expenses to average net assets(4)	0.70%	0.70%	0.70%	0.70	%(2)
Ratio of net investment income to average net assets(4)	2.53%	2.26%	2.09%	3.39	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	1.28%	1.26%	1.42%	2.35	%(2)
Ratio of net investment income (prior to reimbursements) to average net assets	1.95%	1.70%	1.37%	1.74	%(2)
Portfolio turnover rate	25.50%	26.17%	23.05%	162.73	%(1)

(1)	Not Annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

Shareholder Information	-46-	Financial Highlights

Table of Contents - Fixed Income Prospectus

APPENDIX A
SUMMARY OF CREDIT RATINGS

The following summarizes the descriptions for some of the general ratings referred to in the Funds’ prospectus and Statement of Additional Information.  Ratings represent only the opinions of the rating organizations about the safety of principal and interest payments, not market value.  The rating of an issuer is heavily influenced by past developments and does not necessarily reflect probable future conditions.  A lag frequently occurs between the time a rating is assigned and the time it is updated.  Ratings are therefore general and are not absolute standards of quality.

Credit Ratings – General Securities

The following summarizes the descriptions for some of the general ratings referred to in the Funds’ prospectus and SAI.  The descriptions for the ratings for municipal securities and commercial paper follow this section.  Ratings represent only the opinions of these rating organizations about the quality of the securities which they rate. They are general and are not absolute standards of quality.

MOODY’S INVESTORS SERVICE, INC.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

Bonds
Aaa:  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this asset class.

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B:  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C:  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating Refinements:  Moody’s may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S CORPORATION

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations:  (a) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

Bonds
AAA:  Bonds rated AAA have the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is extremely strong.

AA:  Bonds rated AA differ from the highest-rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is very strong.

A:  Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is still strong.

BBB:  Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

BB:  Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

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B:  Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal). Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C:  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D:  An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The Standard & Poor’s ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

r:  This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include:  obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Bonds
AAA:  Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA:  Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+”.

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A:  Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB:  Debt rated BBB is considered to be of satisfactory credit quality. Ability to pay interest and principal is adequate. Adverse changes in economic conditions and circumstances are more likely to impair timely payment than higher rated bonds.

BB:  Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist in the obligor satisfying its debt service requirements.

B:  Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC:  Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC:  Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D:  Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery. Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “DDD,” “DD,” or “D” categories.

Credit Ratings – Municipal Securities and Commercial Paper

MOODY’S INVESTORS SERVICE, INC.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

U.S. Tax-Exempt Municipals
Moody’s ratings for U.S. Tax-Exempt Municipals range from Aaa to B and utilize the same definitional elements as are set forth above under the “Bonds” section of the Moody’s descriptions.

Advance refunded issues:  Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable United States government obligations or non-callable obligations unconditionally guaranteed by the U.S. government are identified with a # (hatchmark) symbol, e.g., # Aaa.

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Municipal Note Ratings
Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG), and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG 2 are of high quality, with ample margins of protection, although not as large as the preceding group.

Commercial Paper
Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1:  Issuers rated Prime-1 (or related supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:  (a) leading market positions in well established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR’S CORPORATION

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations:  (a) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

Municipal Bond Ratings
AAA -- Prime Grade:  These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

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General Obligations Bonds:  In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds:  Debt service coverage has been, and is expected to remain, substantial, stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA -- High Grade:  The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A -- Good Grade:  Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the rating differs from the two higher ratings because:

General Obligation Bonds:  There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds:  Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appearance appears adequate.

Rating Refinements:  Standard & Poor’s letter ratings may be modified by the addition of a plus (+) or a minus (-) sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Municipal Note Ratings
Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Commercial Paper
A-1:  A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

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A-2:  A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated B is regarded as having significant speculative characteristics. Ratings of B-1, B-2, and B-3 may be assigned to indicate finer distinctions within the B category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

FITCH RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Commercial Paper
F-1:  Highest Credit Quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2:  Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3:  Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:  Default. Denotes actual or imminent payment default.

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PRIVACY NOTICE

Brandes Investment Trust and Brandes Investment Partners, L.P. may collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and
●	Information about your transactions with us.

We do not disclose any non-public personal information about any shareholder or former shareholder of the Fund without the shareholder’s authorization, except as required by law or in response to inquiries from governmental authorities.  We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you.  We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Fund through a financial intermediary, such as a broker-dealer, the privacy policy of your financial intermediary governs how your nonpublic personal information would be shared with nonaffiliated third parties.

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PN-1

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual/Quarterly Reports:
The Funds’ annual, semi-annual and quarterly reports to shareholders contain detailed information on each Fund’s investments.  The annual report also includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including operations and investment policies.  It is incorporated by reference in and is legally considered a part of this prospectus.

You may also obtain free copies of such reports and the SAI, or request other information and discuss your questions about the Fund, by contacting us at:

Brandes Funds
11988 El Camino Real, Suite 600
San Diego, CA 92130
800-331-2979 (Fund-level inquiries)
800-395-3807 (Trade/Account inquiries)
www.brandesfunds.com

You can also review the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  In addition, you can get text-only copies:

●	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or e-mailing the Commission at: publicinfo@sec.gov.

●	Free from the Commission’s website at http://www.sec.gov.

Investment Company Act File No. 811-8614.

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________________

BRANDES
________________

Separately Managed Account Reserve Trust

SMARX

Prospectus

February 1, 2016

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

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Separately Managed Account Reserve Trust

Table of Contents - Brandes SMART Prospectus

SUMMARY SECTION

Separately Managed Account Reserve Trust

Investment Objective
The Separately Managed Account Reserve Trust (the “Fund”) seeks to maximize long-term total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (fees paid from Fund assets)
Management Fees(1)(3)	0.55%
Other Expenses(2)(3)	0.19%
Total Annual Fund Operating Expenses(3)	0.74%
Less Fee Waiver and/or Expense Reimbursement(3)	-0.74%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.00%

(1)
The Fund does not pay any management fees, advisory fees or expenses to the Advisor or affiliates of the Advisor.  The amount under “Management fees” reflects the estimated amount of fees that would be attributable to advisory services if the Advisor charged the Fund for its services.

(2)
The Fund does not pay any other ordinary expenses.  The amount under “Other expenses” reflects the estimated amount of operating expenses of the Fund which would be paid if the fees were not paid by the Advisor.

(3)
Investors in the Fund must be clients of “wrap account” programs sponsored by broker-dealers which have an agreement with the Advisor, or certain other persons or entities.  The Advisor has agreed to pay or reimburse all expenses of the Fund other than extraordinary expenses.  See “Shareholder Information.”

Example
This Example illustrates the amount of expenses you could incur if the Advisor charged the Fund for its services.  This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$76	$237	$411	$918

Investment Objective, Strategies & Risks	-3-

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.78% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of debt securities. These include debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, debt securities issued by U.S. and foreign companies, collateralized mortgage obligations, and U.S. and foreign mortgage-backed and asset-backed debt securities.  The Fund may invest up to 60% of its total assets in non-U.S. dollar securities, and may engage in currency hedging.  Brandes Investment Partners, L.P., the investment advisor to the Fund (the “Advisor”), uses the principles of value investing to analyze and select debt securities for the Fund’s investment portfolio.  As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio, or other measures of credit worthiness in evaluating the securities of a particular issuer.

The Fund may invest in debt instruments of any maturity or with no maturity and it may invest in both investment-grade securities and non-investment grade securities (also known as “high-yield bonds” or “junk bonds”).  (Up to 60% of the Fund’s total debt securities may be in junk bonds.)  The Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.  The Advisor will typically sell a security from the Fund’s portfolio when the Advisor’s research process identifies a significantly better investment opportunity.  The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund’s portfolio or to meet requirements for redemption of Fund shares.

Principal Investment Risks
Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

●
Credit Risk – Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer.

●
Currency Risk – Because the Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

●
Equity Market Risk – The Fund may invest in preferred stocks.  The values of equity securities fluctuate in response to the activities of individual companies and general stock market and economic conditions.

●	Foreign Securities Risk – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests.

●
Interest Rate Risk – As with most fixed income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates.  When interest rates rise, the market prices of the debt securities the Fund owns usually decline.  When interest rates fall, the prices of these securities usually increase.

Investment Objective, Strategies & Risks	-4-

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●
Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell.  The Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price.  Illiquid securities may also be difficult to value.

●
Mortgage- and Asset-Backed Securities Risk – Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of changing interest rates.  When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

●
Non-Investment Grade (High Yield Bond) Securities Risk – Below investment grade debt securities (commonly known as “high yield bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness.  The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

●
Portfolio Turnover Risk – The Fund is actively managed, which means that the Advisor may frequently buy and sell securities.  Frequent trading increases a Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes.  Increased transaction costs could detract from the Fund’s performance.

●
U.S. Government Obligations Risk – Securities issued by the U.S. Treasury and certain U.S. government agencies are backed by the full faith and credit of the U.S. government.  While this guarantee should ensure the timely repayment of all principal and interest, it does not mean that the market value of such securities cannot be adversely impacted by changes in interest rates, similar to non-U.S. government-issued fixed income securities.  Securities issued by certain other U.S. government-related entities, principally Fannie Mae and Freddie Mac, are often categorized as U.S. government obligations, but do not enjoy the full backing of the U.S. government.

●
Value Style Risk – In managing the Fund, the Advisor applies the Graham and Dodd Value Investing approach, which selects investments based on the Advisor’s evaluation of the intrinsic long-term value of companies using measurable data.  This style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

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Performance
The following information shows you how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund since its inception.  The table below compares the Fund’s total return over time to broad-based indices.  The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.brandesfunds.com.

Separately Managed Account Reserve Trust
Year-by-Year Total Returns as of December 31,

Best Quarter	Q2	2009	20.91%
Worst Quarter	Q3	2008	-16.44%

Separately Managed Account Reserve Trust
Average Annual Total Returns
For periods ending December 31, 2015

Separately Managed Account Reserve Trust	1 Year	5 Years	10 Years
Return Before Taxes	-3.69%	5.05%	5.36%
Return After Taxes on Distributions	-5.67%	2.81%	2.76%
Return After Taxes on Distributions and Sale of Fund Shares	-1.99%	3.00%	3.06%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%
Barclays Capital U.S. Intermediate Credit Bond Index (reflects no deduction for fees, expenses or taxes)	0.90%	3.63%	4.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.

“Return After Taxes on Distributions” may be higher than the “Return Before Taxes” figures because the Fund receives dividends on securities that are net of foreign taxes. Such taxes may be eligible for pass through of foreign tax credits.  Shareholders can use the foreign tax credits to reduce their tax liabilities.  With a reduced tax liability, the shareholders are then able to reinvest more of the dividends allowing for a higher return. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed the Fund Since:
Charles S. Gramling, CFA	Director of Fixed Income and Fixed Income Investment Committee Member	2007

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Portfolio Managers	Position with Advisor	Managed the Fund Since:
David J. Gilson, CFA	Associate Portfolio Manager/Analyst and Fixed Income Investment Committee Member	2007
Timothy M. Doyle, CFA	Fixed Income Portfolio Manager Fixed Income Investment Committee Member	2012

Purchase and Sale of Fund Shares
In most cases, purchase and redemption orders are effected based on instructions from the wrap program advisor (in its capacity as investment advisor or sub-advisor to the applicable wrap account) to the broker-dealer who executes trades for the account.  The sponsor or broker-dealer acting on behalf of an eligible client must submit a purchase or redemption order to the Transfer Agent, by telephone at (800) 395-3807, either directly or through an appropriate clearing agency.  The Fund has no maximum or minimum initial investment requirements.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-advantaged accounts, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVE, POLICIES AND RISKS

Investment Objective

The Fund’s investment objective is to maximize long-term total return.  The Fund’s investment objective is fundamental and may only be changed with shareholder approval.

Investment Policies

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of debt securities.

The Fund invests primarily in debt securities that the Advisor believes offer attractive yield premiums over relatively risk-free U.S. Treasury securities based upon an analysis of the issuer’s ability to repay and the quality of the collateral (if any) supporting the debt obligation.  The Advisor’s fixed income strategy values debt securities using a bottom-up security selection process based on fundamental credit analysis and cash flow valuation.  Its fixed income process relies upon the principles of Graham & Dodd as set forth in their classic work Security Analysis.  These principles direct the value investor to examine quantitatively the fundamental credit quality of the issuer rather than be distracted by secondary, shorter term factors.  As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio, or other measures of credit worthiness in evaluating the securities of a particular issuer.  The Advisor does not include formal consideration of general economic scenarios in its investment process, nor does it attempt to predict short-term movements of interest rates.  The Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.  The assessment of intrinsic value is based upon present day pricing information, quantitative cash flow valuation techniques, financial statement and collateral analysis, and actual and projected ratings in determining if a given security is attractively priced.  Although the Fund uses the Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) as its benchmark, sector, industry, and issuer weightings in the Fund can vary materially from the Index from time to time.

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The Fund invests primarily in a wide variety of debt securities.  These include debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, debt securities issued by U.S. and foreign companies, U.S. and foreign mortgage-backed and asset-backed debt securities, collateralized mortgage obligations, preferred stock, and loan participations and assignments.  The Fund limits its exposure to a single issuer of a security to 5% of the Fund’s total assets measured at the time of purchase (with the exception of obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities), and limits its exposure to any single third party guarantor to 10% of the Fund’s total assets, measured at the time of purchase, except that up to 25% of the Fund’s total assets may be invested without regard to these limitations.

The Fund invests in both investment grade securities and non-investment grade securities (also known as “high yield bonds”).  The Advisor deems any security rated at least BBB- (or its equivalent) by one or more of Moody’s, Standard & Poor’s, or Fitch, or any security that has been determined by the Advisor to be of comparable quality, to be investment grade.  The Fund may invest up to 60% of its total assets, measured at the time of purchase, in high yield securities when the Advisor believes such securities offer attractive yield premiums relative to other securities of similar credit quality and interest rate sensitivity.  These securities may be rated as low as D (securities in default of payment of interest and/or principal) or not rated.

The Advisor will not invest more than 25% of the Fund’s total assets, measured at the time of purchase, in securities of issuers in any one industry (other than the U.S. Government, its agencies and instrumentalities).  The Fund will not invest more than 60% of its total assets, measured at the time of purchase, in securities that trade and make payments in foreign (non-U.S.) currencies.  The Fund may hedge its exposure to fluctuations in the value of currencies.

The Fund may invest in instruments of any maturity.  The Advisor primarily uses effective duration and modified duration measures (“duration”) to approximate the sensitivity of a security’s price to changes in interest rates.  The longer a security’s duration, the more sensitive it will be to changes in interest rates.  Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.  The average portfolio duration of the Fund typically will vary and, under normal market conditions, will range between one and ten years.

Selling Portfolio Securities
The Fund sells portfolio securities when the Advisor determines that a security has reached its intrinsic value, the Advisor’s research process identifies a significantly better investment opportunity, or the Advisor’s assessment of the security’s intrinsic value declines.  The Fund may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund.  At the time of purchase the Advisor generally intends to hold securities for a period of two to five years, but actual holding periods for individual securities can be significantly less than two years.

The Fund may from time to time invest in new issue, mortgage-backed securities on a “when issued” basis (known as “TBA securities”).  An investment in a TBA security represents a commitment by the investor to accept delivery of mortgage-backed securities at a later date, usually one or two months after investment, upon which the investment is settled.  Under normal circumstances, the investment never settles.  Rather, in the month of settlement, the commitment to accept delivery is “rolled” forward to a subsequent month.  This rolling activity is accounted for as a sale of the original TBA security and a purchase of a new TBA security. This accounting increases the stated turnover of the Fund even though the Fund’s position with respect to the TBA security is largely unchanged.  If the Fund includes the rolling activity, the Fund’s portfolio turnover will typically be 150%-300% per year.  Excluding the rolling activity, the turnover will typically be 50%-100% per year.

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Short-Term Investments
The Fund may invest from time to time in short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions which in the Advisor’s discretion require investments inconsistent with the Fund’s principal investment strategies.  As a result of taking such temporary defensive positions, the Fund may not achieve its investment objective.

Other Investment Techniques and Restrictions
The Fund will use certain other investment techniques, and has adopted certain investment restrictions, which are described in the Statement of Additional Information (“SAI”).  Like the Fund’s investment objective, certain of these investment restrictions are fundamental and may be changed only by a majority vote of the Fund’s outstanding shares.

Principal Risks of Investing in the Fund

The Advisor will apply the investment techniques described above in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.  The value of your investment in the Fund will fluctuate, which means you could lose money.  You should consider an investment in the Fund as a long-term investment.

Credit Risk
Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer.  In addition, the Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations.

Currency Risk
Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar.  Such changes will also affect the Fund’s income.

Equity Market Risk
The Fund may invest in preferred stocks. The values of equity securities fluctuate in response to the activities of individual companies and general stock market and economic conditions.

Foreign Securities Risk
Investments in foreign securities involve special risks.  Because the Fund may invest in securities payable in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, thus reducing the Fund’s return.  Investments in securities issued by entities outside the United States may also be affected by conditions affecting local or regional political, social or economic stability; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriations; changes in tax policy; greater market volatility; and differing securities market structures and practices.

Interest Rate Risk
The income generated by debt securities owned by the Fund will be affected by changing interest rates.  In addition, as interest rates rise the values of fixed income securities held by the Fund are likely to decrease.  Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.  Falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  If the U.S. Federal Reserve System revises its current policy of maintaining the federal funds rate at a low level and purchasing Government securities to support U.S. economic recovery, interest rates across the U.S. financial system may rise and fixed-income and related markets may become more volatile.

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Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price.  Investments in foreign securities, derivatives (e.g. options on securities, securities indexes, and foreign currencies) and securities with substantial market or credit risk tend to have the greatest exposure to liquidity risk.  In addition, decreases since 2007 in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Mortgage and Asset-Backed Securities Risk
Mortgage- and Asset-Backed Securities are subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage- and asset-backed securities, making them more sensitive to changes in interest rates.  As a result, when holding mortgage- and asset-backed securities in a period of rising interest rates, the Fund may exhibit additional volatility.  In addition, mortgage- and asset-backed securities are subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because it will have to reinvest that money at the lower prevailing interest rates.

High Yield Risk
As a result of its investments in high yield securities and unrated securities of similar credit quality, the Fund may be subject to greater levels of interest rate, credit and liquidity risk than portfolios that do not invest in such securities. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.  In addition, an economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce the Fund’s ability to sell its high yield securities. If the issuer of a security is in default with respect to interest payments or principal payments, the Fund may lose its entire investment in the security.

Portfolio Turnover Risk
The Fund is actively managed, which means that the Advisor may frequently buy and sell securities.  Frequent trading increases the Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes.  Increased transaction costs could detract from the Fund’s performance.

U.S. Government Obligation Risk
U.S. government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. government.

Value Style Risk
In managing the Fund, the Advisor applies the Graham and Dodd Value Investing approach, which selects investments based on the Advisor’s evaluation of the intrinsic long-term value of companies using measurable data.  This style of investing has caused a Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

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Portfolio Holdings

A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”), which is located on the Fund’s website at www.brandes.com.

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FUND MANAGEMENT

The Fund is a series of Brandes Investment Trust, a Delaware statutory trust (the “Trust”).  The Board of Trustees of the Trust decides matters of general policy and reviews the activities of the Advisor and other service providers.  The Trust’s officers conduct and supervise its daily business operations.

The Investment Advisor

Brandes Investment Partners, L.P. (the “Advisor”) has been in business, through various predecessor entities, since 1974.  As of December 31, 2015, the Advisor managed approximately $26 billion in assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, and individuals.  The Advisor’s offices are at 11988 El Camino Real, Suite 600, San Diego, California 92130.

Subject to the direction and control of the Trustees, the Advisor develops and implements an investment program for the Fund, including determining which securities are bought and sold.  The Advisor does not charge the Fund for its services.  A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report for the period ended September 30, 2015.

Portfolio Managers

The Fund’s investment portfolio is team-managed by an investment committee comprised of senior portfolio management professionals of the Advisor.  All investment decisions for the Fund are the responsibility of the Advisor’s Fixed Income Investment Committee (“Committee”).  The members of the Committee are Charles S. Gramling, CFA, David J. Gilson, CFA and Timothy M. Doyle, CFA.  The Committee reviews the research and trade recommendations provided to it by members of the Advisor’s Fixed Income Group.  The members of the Committee discuss the recommendations with the Fixed Income Group and make purchase and sell decisions based upon a unanimous vote of the voting members of the Committee.  The SAI has more information about the Committee, including information about the Fund’s portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Portfolio Managers	Length of Service with the Fund	Business Experience During the Past Five Years

Charles Gramling, CFA	Since 2005
Charles S. Gramling, CFA
Director of Fixed Income
●  Member of the Brandes fixed-income investment committee
●  Previously a Senior Vice President and Portfolio Manager with Scudder Kemper Investments
●  Provided accounting and financial management services to the portfolio companies of the Polaris Group, a mezzanine finance company
●  Public accounting experience
●  BS in accounting, Marquette University
●  22 years of investment experience

Director of Fixed Income, Brandes Investment Partners 2005-Present
Fixed Income Portfolio Manager, Brandes Investment Partners 1999-2004

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Portfolio Managers	Length of Service with the Fund	Business Experience During the Past Five Years
David Gilson, CFA	Since 2005
David J. Gilson, CFA
Associate Portfolio Manager/Analyst
●   Member of the Brandes fixed-income investment committee
●   Previously worked as a consultant to corporations in turnaround situations and was the CFO of a small consumer-product business
●   Bond Analyst at Fleet Securities and BancAmerica Robertson Stephens, where he covered high-yield media and telecommunications credits
●   Associate Fund Manager and Senior Analyst responsible for high-yield funds at American Express Financial Advisors
●   BBA, Baylor University
●   27 years of investment experience

Fixed Income Associate Portfolio Manager/Analyst, Brandes Investment Partners 2002-Present
President, VALUE Restoration, Inc. 2001-2002
Chief Financial Officer, James Page Brewing Company 1999-2001

Timothy M. Doyle, CFA	Since 2012
Timothy M. Doyle, CFA
●   Fixed Income Portfolio Manager
●   Member of the Brandes fixed-income investment committee, with primary responsibilities that include strategy development, portfolio management and trading
●   Previously worked as Assistant Vice President and Portfolio Manager with Scudder Kemper Investments, where he was also the leader of the firm’s U.S. Government/U.S. Agency Sector Team and a member of its Investment Policy Committee experience
●   MBA in finance and economics, Loyola University, BS in finance, Marquette University
●   20 years of investment experience

Fixed Income Portfolio Manager, Brandes Investment Partners 2013-Present
Fixed Income Associate Portfolio Manager/Analyst, Branded Investment Partners 2000-2013

Other Service Providers

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) is the Fund’s administrator, fund accountant and transfer and dividend disbursing agent.

ALPS Distributors, Inc. (the “Distributor”), is the Fund’s distributor.  Their address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

State Street Bank and Trust Company is the custodian of the Fund’s assets and employs foreign sub-custodians to provide custody of the Fund’s foreign assets.  Its address is 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116.

The SAI has more information about the Advisor and the Fund’s other service providers.

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SHAREHOLDER INFORMATION

Who May Invest in the Fund

Shares of the Fund may be purchased by or on behalf of clients of “wrap account” programs sponsored by broker-dealers which have an agreement with the Advisor.  The Board of Trustees may from time to time allow other persons or entities to purchase shares of the Fund, including employee benefit plans, Trustees of the Fund and employees of the Advisor.  The Fund intends to redeem shares held by or on behalf of any shareholder who ceases to be an eligible investor as described above and by purchasing shares each investor agrees to any such redemption.

Anti-Money Laundering

In compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Fund’s anti-money laundering program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at (800) 395-3807 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to close your account or take any other action it deems reasonable or required by law.

Pricing of Fund Shares

The price of the Fund’s shares is based on its per share net asset value (“NAV”).  The NAV is calculated by adding the total value of the Fund’s investments and other assets, subtracting its liabilities, and dividing the result by the number of outstanding shares of the Fund:

NAV =	Total Assets-Liabilities Number of Shares Outstanding

The Fund values its investments at their market value.  Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Fund calculates its NAV once daily, each day the New York Stock Exchange is open for trading, as of approximately 4:00 p.m. New York time, the normal close of regular trading.  The Fund may invest in securities that are primarily traded in foreign markets which may be open for trading on weekends and other days when the Fund does not price its shares.  As a result, the Fund’s NAV may change on days when you will not be able to purchase or redeem Fund shares.

Fair Value Pricing
The Fund has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances.  Such circumstances may arise for instance when (a) trading in a security has been halted or suspended or a security has been delisted from a national exchange, (b) a security has not been traded for an extended period of time, (c) a significant event with respect to a security occurs after the close of trading and before the time the Fund calculates its own share price, or (d) market quotations are not readily available or are not considered reliable for other reasons.  Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

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Purchasing and Adding to Your Shares

Purchases through Your Wrap Program
In most cases, purchase and redemption orders are effected based on instructions from the wrap program advisor (in its capacity as investment advisor or sub-advisor to the applicable wrap account) to the broker-dealer who executes trades for the account.  The Fund will process purchase and redemption orders at the NAV next calculated after the broker-dealer receives the order on behalf of the account.  Orders received by the broker-dealer prior to 4:00 p.m. Eastern Time on a day when the New York Stock Exchange is open for trading will be processed at that day’s NAV, even if the order is received by the Transfer Agent after the Fund’s NAV has been calculated that day.  The Fund reserves the right to cancel an order for which payment is not received from a broker-dealer by the third business day following the order.

Purchase Procedures
Shares must be purchased through a wrap program sponsor or a broker-dealer designated by such sponsor.  The Fund has no maximum or minimum initial investment requirements.  The sponsor or broker-dealer acting on behalf of an eligible client must submit a purchase order to the Transfer Agent, (800) 395-3807, either directly or through an appropriate clearing agency.  The sponsor or broker-dealer submitting an order to purchase shares must arrange to have federal funds wired to the Transfer Agent.  Wiring instructions may be obtained by calling (800) 395-3807.

Other Purchase Information
The Transfer Agent credits shares to an account maintained on your behalf by the sponsor or broker-dealer, and does not issue stock certificates.  The Trust and the Distributor each reserve the right to reject any purchase order or suspend or modify the offering of the Fund’s shares.

Shares of the Fund have not been registered for sale outside the United States.  The Fund reserves the right to refuse investments from non-U.S. persons or entities.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Selling Your Shares

How to Redeem Shares
The sponsor or broker-dealer acting on behalf of an eligible client must submit a redemption order to the Transfer Agent, (800) 395-3807, either directly or through an appropriate clearing agency.

Redemption Payments
You may redeem shares of the Fund at any time, without cost, at the NAV next determined after the Transfer Agent receives your redemption order.  Redemption proceeds will normally be sent by wire within seven days after receipt of the redemption request.  Redemption proceeds on behalf of shareholders who are no longer eligible to invest in the Fund will generally be paid by check.

In consideration of the best interests of the remaining shareholders and to the extent permitted by law, the Fund reserves the right to pay any redemption proceeds in whole or in part by distributing securities held by the Fund instead of cash, although it is highly unlikely that shares would ever be so redeemed “in kind.”  If your shares are redeemed in kind, you will incur transaction costs when you sell the securities distributed to you.  Payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of the Fund’s net assets, or during any other period when the SEC so permits.

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Policy On Disruptive Trading

The Fund is designed as a long-term investment and, therefore, is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of the Fund’s investment portfolio (“disruptive trading”).  As all purchase and redemption orders are initiated by the wrap program advisor or sub-advisor, wrap account clients are not in a position to effect purchase and redemption orders and are not able to directly trade in Fund shares.  However, because the Fund is designed to be a component of wrap accounts that also invest in securities and other investments at the direction of the wrap program’s advisor or sub-advisor, shares of the Fund may be purchased or redeemed on a frequent basis for rebalancing purposes, to invest new funds, or to accommodate reductions in account sizes, and the Fund is managed in a manner consistent with its role in such wrap accounts.

The Board of Trustees has adopted policies and procedures reasonably designed to monitor Fund trading activity and, in cases where disruptive trading activity is detected, to take action to stop such activity. The Fund reserves the right to modify these policies at any time without shareholder notice.  In particular, the Fund or the Distributor may, without any prior notice, reject a purchase order of any person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Fund or the Distributor, actual or potential harm to the Fund.  The Distributor considers certain factors, such as transaction size, type of transaction, frequency of transaction and trade history, when determining whether to reject a purchase order.  Investors who have not engaged in disruptive trading may also be prevented from purchasing shares of the Fund if the Fund or the Distributor believes a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.

Despite the efforts of the Fund and the Distributor to prevent disruptive trading within the Fund and the adverse impact of such activity, there is no guarantee that Fund’s policies and procedures will be effective.  Disruptive trading cannot be detected until the investor has engaged in a pattern of such activity, at which time, the Fund may have experienced some or all of its adverse effects.  Disruptive trading may be difficult to detect because investors may deploy a variety of strategies to avoid detection.  In seeking to prevent disruptive trading practices in the Fund, the Fund and the Distributor consider only the information actually available to them at the time.

To the extent that the Fund or its agents are unable to curtail excessive or short term trading (such as market timing), these practices may interfere with the efficient management of the Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as engaging in more frequent portfolio transactions and maintaining higher cash balances.  More frequent portfolio transactions would increase the Fund’s transaction costs and decrease its investment performance, and maintenance of a higher level of cash balances would likewise result in lower Fund investment performance during periods of rising markets.  The costs of such activities would be borne by all Fund shareholders, including the long-term investors who do not generate the costs.  Additionally, frequent trading may interfere with the Advisor’s ability to efficiently manage the Fund and compromise its portfolio management strategy.

Dividends and Distributions

The Fund expects to pay dividends from net investment income monthly, and to make distributions of net capital gains, if any, at least annually.  The Board of Trustees may decide to pay dividends and distributions more frequently.

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The Fund automatically pays dividends and capital gains distributions in cash on the record date for the dividend or capital gain distribution (each such date, a “Record Date”) unless the Fund has been notified by the Advisor to make such payments in additional shares at the NAV on the Record Date.

Any dividend or distribution paid by the Fund has the effect of reducing the NAV of shares in the Fund on the applicable Record Date by the amount of the dividend or distribution.  If you purchase shares shortly before the applicable Record Date, the distribution will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of your capital.

Taxes

The following discussion is very general, applies only to shareholders who are U.S. persons, and does not address shareholders subject to special rules, such as those who hold fund shares through an IRA, 401(k) plan or other tax-advantaged account.

Distributions made by the Fund will be taxable to shareholders whether received in cash or reinvested in additional shares of the Fund.  Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income.  Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of the length of time shareholders have held their shares of the Fund.  The Fund does not expect a significant portion of its distributions to be treated as qualified dividend income, which is taxed at reduced rates for noncorporate shareholders.  Although distributions are generally taxable when received, certain distributions declared by a Fund in October, November or December and paid by such Fund in January of the following year, are taxable as if received in the prior December.  The Fund will inform you annually of the amount and nature of its distributions.

Dividends and interest earned by the Fund may be subject to withholding and other taxes imposed by foreign countries.  However, under certain circumstances the Fund may be able to pass through to its shareholders the foreign taxes that it pays, in which case shareholders will include their proportionate share of such taxes in calculating their gross income, but they may be able to claim deductions or credits against their U.S. taxes for such foreign taxes.  The Fund will also notify you each year of the amounts, if any, available as deductions or credits.

Sales and exchanges of the Fund’s shares (including an exchange of the Fund’s shares for shares of another Brandes Fund) will be treated as taxable transactions to shareholders, and any gain on the transaction will generally be subject to federal income tax.

A Medicare contribution tax is imposed at the rate of 3.8% on net investment income of U.S. individuals with income exceeding specified thresholds, and on undistributed net investment income of certain estates and trusts.  Net investment income generally includes for this purpose dividends and capital gain distributions paid by the Fund and gain on the redemption or exchange of Fund shares.

The SAI contains information about taxes.  Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your own tax advisors about federal, foreign, state and local taxation of consequences of investing in the Fund.

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INDEX DESCRIPTIONS

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index consisting of U.S. dollar-denominated, fixed-rate, taxable bonds. The Index includes bonds from the Treasury, Government-Related, Corporate, Mortgage-Backed Securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), Asset-Backed Securities and Commercial Mortgage-Backed Securities sectors.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

The Barclays Capital U.S. Intermediate Credit Bond Index (formerly known as the Lehman Brothers U.S. Intermediate Credit Bond Index) is an unmanaged index consisting of U.S. dollar denominated, publicly issued, fixed-rate corporate securities. Issues must have at least $250 million par amount outstanding and have a maturity from one up to (but not including) ten years.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

Please note that all indices are unmanaged and therefore direct investment in an index is not possible.

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FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund’s financial performance since its commencement of operations.  Certain information reflects financial results for a single Fund share.  The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  Information presented in the tables below has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

Separately Managed Account Reserve Trust

For a capital share outstanding throughout the period	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.03	$8.89	$9.01	$8.32	$8.46
Income from investment operations:
Net investment income(2)	0.43	0.46	0.51	0.49	0.52
Net realized and unrealized gain/(loss) on investments	(0.34)	0.16	(0.12)	0.73	(0.12)
Total from investment operations	0.09	0.62	0.39	1.22	0.40
Less dividends and distributions:
Dividends from net investment income	(0.43)	(0.48)	(0.51)	(0.53)	(0.54)
Total dividends and distributions	(0.43)	(0.48)	(0.51)	(0.53)	(0.54)
Net asset value, end of period	$8.69	$9.03	$8.89	$9.01	$8.32
Total return	0.93%	7.13%	4.42%	15.13%	4.61%

Net assets, end of period (millions)	$159.8	$138.3	$126.3	$141.6	$142.4
Ratio of net expenses to average net assets (1)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets (1)	4.77%	5.12%	5.61%	5.66%	5.98%
Portfolio turnover rate	32.78%	21.61%	28.88%	27.44%	56.16%
(1)
Reflects the fact that no fees or expenses are incurred by the Fund.  The Fund is an integral part of “wrap-fee” programs sponsored by investment advisors and/or broker-dealers unaffiliated with the Fund or the Advisor.  Participants in these programs pay a “wrap” fee to the sponsor of the program.

(2)	Net investment income per share has been calculated based on average shares outstanding during the period.

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APPENDIX A

SUMMARY OF CREDIT RATINGS

The following summarizes the descriptions for some of the general ratings referred to in the Fund’s prospectus and SAI. Ratings represent only the opinions of the rating organizations about the safety of principal and interest payments, not market value. The rating of an issuer is heavily influenced by past developments and does not necessarily reflect probable future conditions. A lag frequently occurs between the time a rating is assigned and the time it is updated. Ratings are therefore general and are not absolute standards of quality.

Credit Ratings – General Securities

The following summarizes the descriptions for some of the general ratings referred to in the Fund’s prospectus and SAI. The descriptions for the ratings for municipal securities and commercial paper follow this section. Ratings represent only the opinions of these rating organizations about the quality of the securities which they rate. They are general and are not absolute standards of quality.

MOODY’S INVESTORS SERVICE, INC.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

Bonds
Aaa:  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this asset class.

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B:  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C:  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Rating Refinements:  Moody’s may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S CORPORATION

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations:  (a) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

Bonds
AAA:  Bonds rated AAA have the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is extremely strong.

AA:  Bonds rated AA differ from the highest-rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is very strong.

A:  Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is still strong.

BBB:  Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

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BB:  Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

B:  Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal). Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C:  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D:  An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The Standard & Poor’s ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

r:  This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include:  obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

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Bonds
AAA:  Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA:  Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+”.

A:  Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB:  Debt rated BBB is considered to be of satisfactory credit quality. Ability to pay interest and principal is adequate. Adverse changes in economic conditions and circumstances are more likely to impair timely payment than higher rated bonds.

BB:  Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist in the obligor satisfying its debt service requirements.

B:  Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC:  Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC:  Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D:  Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery. Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “DDD,” “DD,” or “D” categories.

Credit Ratings – Municipal Securities and Commercial Paper

MOODY’S INVESTORS SERVICE, INC.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

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U.S. Tax-Exempt Municipals
Moody’s ratings for U.S. Tax-Exempt Municipals range from Aaa to B and utilize the same definitional elements as are set forth above under the “Bonds” section of the Moody’s descriptions.

Advance refunded issues:  Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable United States government obligations or non-callable obligations unconditionally guaranteed by the U.S. government are identified with a # (hatchmark) symbol, e.g., # Aaa.

Municipal Note Ratings
Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG), and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG 2 are of high quality, with ample margins of protection, although not as large as the preceding group.

Commercial Paper
Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1:  Issuers rated Prime-1 (or related supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:  (a) leading market positions in well established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR’S CORPORATION

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations:  (a) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

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Municipal Bond Ratings
AAA -- Prime Grade:  These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligations Bonds:  In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds:  Debt service coverage has been, and is expected to remain, substantial, stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA -- High Grade:  The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A -- Good Grade:  Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the rating differs from the two higher ratings because:

General Obligation Bonds:  There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds:  Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appearance appears adequate.

Rating Refinements:  Standard & Poor’s letter ratings may be modified by the addition of a plus (+) or a minus (-) sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Municipal Note Ratings
Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

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Commercial Paper
A-1:  A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:  A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated B is regarded as having significant speculative characteristics. Ratings of B-1, B-2, and B-3 may be assigned to indicate finer distinctions within the B category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

FITCH RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Commercial Paper

F-1:  Highest Credit Quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2:  Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3:  Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:  Default. Denotes actual or imminent payment default.

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PRIVACY NOTICE

Brandes Investment Trust and Brandes Investment Partners, L.P. may collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and
●	Information about your transactions with us.

We do not disclose any non-public personal information about any shareholder or former shareholder of the Fund without the shareholder’s authorization, except as required by law or in response to inquiries from governmental authorities.  We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you.  We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Fund through a financial intermediary, such as a broker-dealer, the privacy policy of your financial intermediary governs how your nonpublic personal information would be shared with nonaffiliated third parties.

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For more information about the Separately Managed Account Reserve Trust, the following documents are available free upon request:

Annual/Semi-annual/Quarterly Reports:
The Fund’s annual, semi-annual and quarterly reports to shareholders contain detailed information on the Fund’s investments.  The annual report also includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Fund, including operations and investment policies.  It is incorporated by reference in and is legally considered a part of this prospectus.

You may also obtain free copies of such reports and the SAI, or request other information and discuss your questions about the Fund, by contacting us at:

Brandes Funds
11988 El Camino Real, Suite 600
San Diego, CA 92130
800-331-2979 (Fund-level inquiries)
800-395-3807 (Trade/Account inquiries)
www.brandesfunds.com

You can also review the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  In addition, you can get text-only copies:

●	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or e-mailing the Commission at: publicinfo@sec.gov.

●	Free from the Commission’s website at http://www.sec.gov.

Investment Company Act File No. 811-8614.

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STATEMENT OF ADDITIONAL INFORMATION

Dated February 1, 2016

BRANDES INVESTMENT TRUST

Brandes International Equity Fund
Brandes Global Equity Fund
Brandes Global Equity Income Fund
Brandes Global Opportunities Value Fund
Brandes Emerging Markets Value Fund
Brandes International Small Cap Equity Fund
Brandes Core Plus Fixed Income Fund
Brandes Credit Focus Yield Fund
Separately Managed Account Reserve Trust

Brandes Investment Trust (the “Trust”) is an open-end, management company.  This Statement of Additional Information (“SAI”) contains additional information about the nine series of the Trust referred to above (each, a “Fund” and collectively, the “Funds”).  The Funds may be referred to throughout this SAI as follows:  Brandes Core Plus Fixed Income Fund (“Core Plus Fund”); Brandes Credit Focus Yield Fund (“Credit Focus Yield Fund”); Brandes Global Equity Fund (“Global Equity Fund”); Brandes Global Opportunities Value Fund (“Global Opportunities Value Fund”); Brandes Global Equity Income Fund (“Global Equity Income Fund”); Brandes International Equity Fund (“International Equity Fund”); Brandes Emerging Markets Value Fund (“Emerging Markets Value Fund”); Brandes International Small Cap Equity Fund (“International Small Cap Fund”); and Separately Managed Account Reserve Trust (“SMART Fund”).  The Core Plus Fund, Credit Focus Yield Fund and SMART Fund, together, are referred to as the “Fixed Income Funds.”  Brandes Investment Partners, L.P. (the “Advisor”) is the investment advisor to the Funds.  Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Funds offer certain classes of shares as indicated in the chart below.  This SAI relates to all such classes.

Fund	Class A	Class C	Class E*	Class I	Class R6	Unnamed Class
Core Plus Fund	♦ BCPAX		♦ BCPEX	♦ BCPIX	♦ BCPRX
Credit Focus Yield Fund	♦ BCFAX			♦ BCFIX	♦ BCFRX
Global Equity Fund	♦ BGEAX	♦ BGVCX	♦ BGVEX	♦ BGVIX	♦ BGVRX
Global Equity Income Fund	♦ BGIAX	♦ BGICX		♦ BGIIX	♦ BGIRX
Global Opportunities Value Fund	♦ BGOAX	♦ BGOCX		♦ BGOIX	♦ BOVRX
International Equity Fund	♦ BIEAX	♦ BIECX	♦ BIEEX	♦ BIIEX	♦ BIERX
International Small Cap Fund	♦ BISAX	♦ BINCX		♦ BISMX	♦ BISRX
Emerging Markets Value Fund	♦ BEMAX	♦ BEMCX		♦ BEMIX	♦ BEMRX
SMART Fund						♦ SMARX
*
Effective October 1, 2015, the Class E Shares for the applicable Funds were closed to new investors. Accordingly, as of that date the Funds discontinued all sales of Class E Shares, except shares purchased: (1) through the reinvestment of dividends and distributions; and (2) by retirement plans (other than traditional IRAs, SIMPLE IRAs, Roth IRAs, SEP plans and SARSEP plans) that have already selected an applicable Fund as an investment option.  The Funds may relax this restriction on sales of shares at the discretion of the Board of Trustees from time to time.

This SAI is not a prospectus, and it should be read in conjunction with the Funds’ prospectuses (each a “Prospectus” and collectively, the “Prospectuses”) dated February 1, 2016.  Certain information is incorporated herein by reference to each Fund’s 2015 Annual Report to shareholders under “Financial Statements.”  Copies of the Funds’ Prospectuses, Annual Reports and Semi-Annual Reports may be obtained free of charge from the Funds by visiting the website at www.brandesfunds.com, by writing 11988 El Camino Real, Suite 600, San Diego, California 92130 or by calling 1-800-331-2979.

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GENERAL INFORMATION AND HISTORY

The Trust was organized as a Delaware statutory trust on July 6, 1994 and is an open-end management investment company.  The Board has authority to issue an unlimited number of shares of beneficial interest of separate series and to terminate any series without shareholder consent if it believes such termination is in the best interest of the shareholders of such series.  The Trust currently consists of nine series offering different classes as indicated below.

The Core Plus Fund commenced operations offering Class I shares on December 28, 2007.  Class E shares of the Fund commenced operations on May 28, 2008.  The Fund began to offer Class A shares on January 31, 2013. Class R6 shares have not commenced operations as of the date of this SAI.

The Credit Focus Yield Fund commenced operations as a private investment fund on June 30, 2000.  The private investment fund was reorganized into the Fund on February 1, 2012.  On February 1, 2012, the Fund began offering Class I and Class S shares.  On January 31, 2013, the Fund redesignated Class S shares as Class A shares.  Class R6 shares have not commenced operations as of the date of this SAI.

The Global Equity Fund, offering both Class I and Class E shares, commenced operations on October 6, 2008.  On January 31, 2011, the Fund began offering Class S shares.  On January 31, 2013, the Fund redesignated Class S shares as Class A shares.  Class C shares commenced operations on January 31, 2013.  Class R6 shares have not commenced operations as of the date of this SAI.

The Global Opportunities Value Fund offering Class A, Class C and Class I shares commenced operations on December 31, 2014.  Class R6 shares have not commenced operations as of the date of this SAI.

The Global Equity Income Fund offering Class A, Class and Class I shares commenced operations on December 31, 2014.  Class R6 shares have not commenced operations as of the date of this SAI.

The International Equity Fund commenced operations on January 2, 1997 and the original shares were designated as Class I shares on October 6, 2008.  Class E shares of the Fund commenced operation on October 6, 2008.  On January 31, 2011, the Fund began offering Class S shares.  On January 31, 2013, the Class S shares were redesignated as Class A shares.  Class C shares commenced operations on January 31, 2013.  Class R6 shares will commence operations as of February 1, 2016.

The International Small Cap Fund commenced operations on August 20, 1996 as a private investment fund.  The private investment fund was reorganized into the Fund on February 1, 2012.  On February 1, 2012, the Fund began offering Class I and Class S shares.  On January 31, 2013, the Fund redesignated Class S shares as Class A shares.  Class C shares commenced operations on January 31, 2013.  Class R6 shares have not commenced operations as of the date of this SAI.

The Emerging Markets Value Fund, commenced operations on August 20, 1996 as a private investment fund.  The private investment fund was reorganized into the Fund on January 31, 2011.  On January 31, 2011, the Fund began offering both Class I and Class S shares.  On January 31, 2013, the Fund redesignated Class S shares as Class A shares.  Class C shares commenced operations on January 31, 2013.  Class R6 shares have not commenced operations as of the date of this SAI.

The SMART Fund commenced operations on October 3, 2005.

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INVESTMENT POLICIES AND RISKS

The following information supplements the discussion of each of the Funds’ principal investment strategies as set forth in each Fund’s respective Prospectus.  The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Recent Events

The enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act” in 2010, imposed a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general.  The Federal Reserve, the Treasury, the SEC, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking a variety of actions mandated or permitted by the Act.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Funds is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

The instability in the Middle East and Ukraine, movements of refugees from the Middle East and other countries to Europe, terrorist attacks in the United States and around the world, changes in oil supplies and changes in currency values may result in market volatility and may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide.  The Funds cannot predict the effect of geopolitical events in the future on the U.S. or other economies and securities markets.

The financial problems in global economies over the past several years, including the European sovereign debt crisis and the systemic financial risks and policymaking uncertainties associated with high public debt in the United States and other countries, may continue to cause high volatility in global financial markets.  In addition, global economies are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact a different country or region.  The severity or duration of these conditions may also be affected if one or more countries leave the euro currency or by other policy changes made by governments or quasi-governmental organizations.

Certain areas of the world historically have been prone to major natural disasters, such as hurricanes, earthquakes, typhoons, flooding, tidal waves, volcanic activity wildfires or droughts, and have been economically sensitive to environmental events.  Such disasters, and the resulting damage, could impair the ability of issuers in which the Funds invest to conduct their businesses in a normal manner.  Adverse weather conditions may also have a particularly significant negative effect on issuers in certain sectors, such as the agricultural sector and insurance companies that insure against the impact of natural disasters.

Average Maturity and Duration Calculations

Average Maturity.  The portfolio average maturity of a Fund’s fixed income portfolio will be computed by weighting the maturity of each security in the Fund’s portfolio by the market value of that security.  For securities which have put dates, reset dates, or trade based on average life, the put date, reset date or average life will be used instead of the final maturity date for the average maturity calculation.  Average life is normally used when trading mortgage backed securities and asset-backed securities.

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Duration.  One common measure of the price volatility of a fixed income security is modified duration.  Modified duration is derived from weighted term-to-maturity and can vary from zero to the time-to-maturity of the security.  Duration is a complex formula that utilizes cash flow and the market yield of the security.  Bonds of the same maturity can have different durations if they have different coupon rates or yields.

For securities which pay periodic coupons and have a relatively short maturity, duration tends to approximate the term to maturity.  As the maturity of the security extends, the duration also extends but at a slower rate.  For example, the duration of a 2-year security can be about 1.8 years; the duration of a 30-year bond will be roughly 10 to 11 years.  However, the duration of any security that pays interest only at maturity is the term to maturity.  Thus a 30-year zero coupon bond has a duration of 30 years.

Asset-backed and mortgage-backed securities require a more complex duration calculation.  These securities are generally collateralized with loans issued to individuals or businesses and often allow the borrower the discretion to repay the loan prior to maturity.  Loan prepayments typically occur when interest rates have fallen sufficiently to allow the borrower to refinance the loan at a lower interest rate.  Given that the cash flows for these types of securities are not known with certainty, the standard duration calculation is not accurate.  An effective duration is calculated instead, using a process in which cash flows are estimated and duration is computed for a variety of interest rate scenarios.  The effective duration of the security is the average of these durations weighted by the probability of each interest rate scenario.

The effective duration of the portfolio can be determined by weighting the effective duration of each bond by its market value.  Effective duration is a much better indicator of price volatility than term to maturity.  For example, the term to maturity for both a 30-year bond and a 30-year zero coupon security is 30 years.  A portfolio manager using average maturity to judge price volatility would expect to see no difference in portfolio impact from these two securities (given equal yield).  However, the 30-year zero coupon bond will experience a percentage price change roughly three times greater than that of the 30-year bond.

Borrowing

Each Fund may borrow for temporary, extraordinary or emergency purposes, or for the clearance of transactions, and then only in amounts not exceeding 10% of its total assets valued at market (for this purpose, reverse repurchase agreements and delayed delivery transactions covered by segregated accounts are not considered to be borrowings).  The 1940 Act requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed.  If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.  To avoid the potential leveraging effects of the Fund’s borrowings, additional investments will not be made while borrowings are in excess of 5% of the Fund’s total assets.  Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased.  The Fund also may be required to maintain minimum average balances in connection with any such borrowings or to pay a commitment or other fee to maintain a line of credit, either of which would increase the cost of borrowing over the stated interest rate.

Borrowing involves special risk considerations.  Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  To the extent the Fund is leveraged, the value of its assets will tend to increase more when its portfolio securities increase in value, and to decrease more when its portfolio securities decrease in value, than if its assets were not leveraged.  The rights of any lender to the Fund to receive payments of interest or repayments of principal will be senior to those of the investors in the Fund.  Consequently, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.  Also, the terms of any borrowings may contain provisions that limit certain activities of the Fund, including the ability to make distributions.

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Collateralized Debt Obligations

The Fixed Income Funds may invest in collateralized debt obligations, which are a category of asset-backed securities that include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similar structures.

A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to fees and expenses of the Fund.

        As with other asset-backed securities, CDOs typically issue multiple classes of securities which participate in varying degrees in the gains and losses associated with the assets held by the trust.  CDO securities can experience substantial losses due to defaults or market anticipation of increased levels of default in the underlying collateral. Holders of some CDO securities may have a greater risk of loss than would a holder of the underlying collateral. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CDOs are privately offered and sold and are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities.  To the extent any of the CDOs in which the Funds invest are registered under Section 3(c)(1) or Section 3(c)(7), the investment in the securities will be within the limits permitted by Section 12(d)(1).

Convertible Securities

The Funds may invest in convertible securities.  A convertible security is a bond which may be converted at a stated price or stated rate within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security’s underlying common stock.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock.)  The credit standing of the issuer and other factors may also affect the investment value of a convertible security.  The conversion value of a convertible security is determined by the market price of the underlying common stock.  If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value.  To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security is increasingly influenced by its conversion value.

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Like other debt securities, the market value of convertible debt securities tends to vary inversely with the level of interest rates.  The value of the security declines as interest rates increase and increases as interest rates decline.  Although under normal market conditions longer term securities have greater yields than do shorter term securities of similar quality, they are subject to greater price fluctuations.  A convertible security may be subject to redemption at the option of the insurer at a price established in the instrument governing the convertible security.  If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Corporate Debt Obligations

The Funds, to the extent permitted by the Prospectus, may invest in corporate debt obligations.  Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments.  These instruments are used by companies to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months.

Credit Ratings

Credit ratings evaluate the safety of principal and interest payments of securities, not their market value.  The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions.  There is frequently a lag between the time a rating is assigned and the time it is updated.  As credit rating agencies may fail to timely change credit ratings of securities to reflect subsequent events, the Advisor will also monitor issuers of such securities. A summary of credit ratings is set forth in the prospectus.

In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities, but the Funds also will rely upon the independent advice of the Advisor to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends.

If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, or if the maturity is extended, the Advisor will decide whether the security should be held or sold. Upon the occurrence of certain triggering events or defaults, the investors in a security held by a Fund may become the holders of underlying assets. In that case, the Fund may become the holder of securities that it could not otherwise purchase at a time when those assets may be difficult to sell or can be sold only at a loss.

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Cyber-Security Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies such as the Funds and their service providers may be prone to operational and information security risks resulting from cyber -attacks. In general, cyber-attacks result from deliberate attacks but unintentional events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund or its adviser, custodians, transfer agent, and/or other third party service providers may adversely impact the Funds and their shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Funds also may incur substantial costs for cyber-security risk management in order to guard against any cyber incidents in the future. While the Funds or their service providers may have established business continuity plans and systems designed to guard against such cyber-attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cyber-security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

Delayed Funding Loans and Revolving Credit Facilities

Each Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities.  Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.  Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.  These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).  To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Advisor in accordance with established procedures in an amount sufficient to meet such commitments.

Each Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments.  Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments.  As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.  Each Fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments.  For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see “Loan Participations and Assignments.”  Participation interests in revolving credit facilities will be subject to the limitations discussed in “Loan Participations and Assignments.”  Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Fund.

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Depositary Receipts

The Funds may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. For purposes of a Fund’s investment policies, a Fund’s investments in Depositary Receipts will be deemed to be investments in equity securities of the foreign issuers into which they may be converted. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts or shares typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs in registered form are designed for use in the U.S. securities markets, and EDRs in bearer form are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.

Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted or exchanged.  However, investing in Depositary Receipts presents additional risks that may not be the same as the risks inherent in holding the equivalent shares of the same companies that are traded in the local markets.  These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. A Fund may be required to pay foreign withholding or other taxes on certain Depositary Receipts that it owns, but investors are generally not expected to be able to deduct their pro rata shares of such taxes in computing their taxable income or to claim their pro rata shares of such taxes as a credit against their U.S. federal income tax liability.

Depositary Receipts may be sponsored by foreign issuers or may be unsponsored.  Unsponsored Depositary Receipts are organized independently and without the cooperation of the foreign issuer of the underlying securities. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and therefore there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. While readily exchangeable with stock in local markets, unsponsored ADRs may be less liquid than sponsored ADRs.

Derivative Instruments

A variety of derivative investment products (“financial instruments”) are available in the financial markets, including put and call options on securities, indexes and currencies; financial and commodity futures contracts and options on futures contracts; swap agreements and options on such agreements; structured notes; and various hybrid instruments.  The Advisor has not used such financial instruments, except for participatory notes, in the past in managing securities portfolios, but will continue to evaluate the potential benefits of using them and may use them in managing Funds.

Each Fund may purchase and sell (write) put and call options on securities, securities indexes, and foreign currencies, and may enter into interest rate, index, and foreign currency, futures contracts and purchase and sell options on such futures contracts (“futures options”).  These transactions may be for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of a Fund’s overall investment strategy.  Each Fund also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Each Fund also may enter into swap agreements with respect to interest rates, securities indexes, credit default situations, and foreign currencies.  Each Fund may also invest in structured notes.  If other types of financial instruments, including other types of swaps, options, futures contracts, or futures options are traded in the future, each Fund may also use those instruments, provided that the Advisor determines that their use is consistent with the Fund’s investment objective.

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The use of such financial instruments may be limited by applicable law and any applicable regulations of the SEC, the Commodity Futures Trading Commission (“CFTC”), or the exchanges on which some financial instruments may be traded.

Financial reform laws enacted after the financial crisis of 2008-2009, such as the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), have changed many aspects of financial regulation applicable to derivatives.  For instance, Dodd-Frank calls for the comprehensive regulation of swaps by the CFTC and security-based swaps (e.g., swaps on single securities, single loans and narrow-based securities indexes) by the SEC.  Under Dodd-Frank, the CFTC and the SEC are in the process of adopting and implementing several new regulations applicable to these instruments, including rules with respect to recordkeeping, reporting, business conduct, relationship documentation, margin, clearing, and trade execution requirements.  In addition, Dodd-Frank requires the registration of certain parties that deal or engage in substantial trading, execution of advisory activities in the markets for swaps and security-based swaps.

The CFTC and the SEC are continuing to implement these requirements through their rulemaking processes.  These new regulatory requirements may make the use of swaps and security-based swaps more costly, may limit or restrict their use by a Fund, may present different risks or may otherwise adversely affect the value or performance of those instruments.  It also is possible that these developments could adversely affect a Fund’s ability to terminate existing trades or to realize amounts to be received on such trades.  The extent and impact of these regulations are not yet fully known and may not be known for some time.

Each Fund’s use of derivatives may be affected by other applicable laws and regulations, including the laws and regulations of various non-U.S. jurisdictions.  A Fund’s trading of derivatives also may be subject to review by the SEC, the CFTC, exchange and market authorities and other regulators in the United States and abroad.

The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Advisor incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all.  Also, suitable derivative transactions may not be available in all circumstances.  The use of these strategies involves special risks, including the following:

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Financial instruments are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to a Fund’s interest. Many financial instruments are complex, and successful use of them depends in part upon the Advisor’s ability to forecast correctly future market trends and other financial or economic factors or the value of the underlying security, index, interest rate, currency or other asset. Even if the Advisor’s forecasts are correct, other factors may cause distortions or dislocations in the markets that result in unsuccessful transactions. Financial instruments may behave in unexpected ways, especially in abnormal or volatile market conditions.

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A Fund may be required to maintain assets as “cover,” maintain segregated accounts, post collateral or make margin payments when it takes positions in financial instruments.  Assets that are segregated or used as cover, margin or collateral may be required to be in the form of cash or liquid securities, and typically may not be sold while the position in the financial instrument is open unless they are replaced with other appropriate assets. If markets move against a Fund’s position, the Fund may be required to maintain or post additional assets and may have to dispose of existing investments to obtain assets acceptable as collateral or margin. This may prevent it from pursuing its investment objective. Assets that are segregated or used as cover, margin or collateral typically are invested, and these investments are subject to risk and may result in losses to a Fund. These losses may be substantial, and may be in addition to losses incurred by using the financial instrument in question. If a Fund is unable to close out its positions, it may be required to continue to maintain such assets or accounts or make such payments until the positions expire or mature, and the Fund will continue to be subject to investment risk on the assets. Segregation, cover, margin and collateral requirements may impair a Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require the Fund to sell a portfolio security or close out a derivatives position at a disadvantageous time or price.

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A Fund’s ability to close out or unwind a position in a financial instrument prior to expiration or maturity depends on the existence of a liquid market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. If there is no market or a Fund is not successful in its negotiations, the Fund may not be able to sell or unwind the derivative position at a particular time or at an anticipated price. This may also be the case if the counterparty to the financial instrument becomes insolvent. A Fund may be required to make delivery of portfolio securities or other assets underlying a financial instrument in order to close out a position or to sell portfolio securities or assets at a disadvantageous time or price in order to obtain cash to close out the position. While the position remains open, a Fund continues to be subject to investment risk on the financial instrument. A Fund may or may not be able to take other actions or enter into other transactions, including hedging transactions, to limit or reduce its exposure to the financial instrument.

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Certain financial instruments transactions may have a leveraging effect on a Fund, and adverse changes in the value of the underlying security, index, interest rate, currency or other instrument or measure can result in losses substantially greater than the amount invested in the financial instrument itself. When a Fund engages in transactions that have a leveraging effect, the value of the Fund is likely to be more volatile and other risks also are likely to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of an asset and creates investment risk with respect to a larger pool of assets than a Fund would otherwise have. Certain financial instruments have the potential for unlimited loss, regardless of the size of the initial investment.

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Many financial instruments may be difficult to value or may be valued subjectively. Inaccurate or subjective valuations can result in increased payment requirements to counterparties or a loss of value to a Fund.

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Liquidity risk exists when a particular financial instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, a Fund may be unable to initiate a transaction or liquidate a position at an advantageous time or price. Certain financial instruments, including certain over-the-counter (or “OTC”) options and swaps, may be considered illiquid and therefore subject to a Fund’s limitation on investments in illiquid securities.

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In a hedging transaction there may be imperfect correlation, or even no correlation, between the identity, price or price movements of a financial instrument and the identity, price or price movements of the investments being hedged. This lack of correlation may cause the hedge to be unsuccessful and may result in a Fund incurring substantial losses and/or not achieving anticipated gains.

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Hedging strategies can reduce opportunity for gain by offsetting the positive effect of favorable price movements. Even if the strategy works as intended, a Fund might be in a better position had it not attempted to hedge at all.

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Financial instruments transactions used for non-hedging purposes may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. If a Fund enters into a derivatives transaction as an alternative to purchasing or selling other investments or in order to obtain desired exposure to an index, market or other asset, the Fund will be exposed to the same risks as are incurred in purchasing or selling the other investments directly, as well as the risks of the derivatives transaction itself.

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Certain financial instruments transactions involve the risk of loss resulting from the insolvency or bankruptcy of the counterparty or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of the counterparty’s bankruptcy.

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In a cleared derivatives transaction, a Fund would be exposed to the risk of default on the obligations, or the insolvency, of the relevant clearinghouse.  In addition, if a Fund has posted any margin to a broker that is a member of a clearinghouse with respect to a cleared derivatives transaction, the Fund would be exposed to the risk of default on the obligations, or the insolvency, of the broker through which it has entered into the transaction.  Such losses, which could be substantial, may occur despite legal protections that are designed to protect customer assets in cleared derivatives transactions.

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Certain financial instruments transactions, including certain options, swaps, forward contracts, and certain options on foreign currencies, are not entered into or traded on exchanges. Instead, such OTC derivatives are entered into directly by the counterparties and may be traded only or primarily through financial institutions acting as market makers. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. For example, OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and as a result a fund bears greater risk of default by the counterparties to such transactions. Information available on counterparty creditworthiness may be incomplete or outdated, thus reducing the ability to anticipate counterparty defaults.

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Under Dodd-Frank, swap contracts that are required to be cleared must be traded on a CFTC-regulated swap execution facility or designated contract market that makes them available for trading.  The transition from trading swaps bilaterally to trading them on such a facility or market may not result in swaps being easier to trade or value and may present certain execution risks if these facilities and markets do not operate properly. On-facility trading of swaps is also expected to lead to greater standardization of their terms.  As a result, it is possible that a Fund may not be able to enter into swaps that fully meet its investment needs.  In addition, it is possible that the costs of entering into customized swaps, including any applicable margin requirements, will be significant.

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Financial instruments involve operational risk. There may be incomplete or erroneous documentation or inadequate collateral or margin, or transactions may fail to settle. The risk of operational failures may be higher for OTC derivatives transactions. For derivatives not guaranteed by an exchange, a Fund may have only contractual remedies in the event of a counterparty default, and there may be delays, costs, disagreements as to the meaning of contractual terms and litigation, in enforcing those remedies.

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Financial instruments transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Many of the risks of OTC derivatives transactions are also applicable to derivatives transactions conducted outside the United States. Derivatives transactions conducted outside the United States also are subject to the risks affecting foreign securities, currencies and other instruments.

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Financial instruments involving currency are subject to additional risks. Currency related transactions may be negatively affected by government exchange controls, blockages, and manipulations. Exchange rates may be influenced by factors extrinsic to a country’s economy. Also, there is no systematic reporting of last sale information with respect to foreign currencies. As a result, the information on which trading in currency derivatives is based may not be as complete as, and may be delayed beyond, comparable data for other transactions.

●	Use of financial instruments involves transaction costs, which may be significant. Use of financial instruments also may increase the amount of taxable income to shareholders.

Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased.  As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size.  Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets.  Such issues may be exacerbated during periods of economic uncertainty.

Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal causing increased supply in the market due to selling activity.  In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments may be unable to achieve its desired level of exposure to a certain sector.  To the extent that a Fund’s principal investment strategies involve investments in securities of companies with smaller market capitalizations, foreign non-U.S. securities, Rule 144A securities, illiquid sectors of fixed income securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.  Further, fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity.  Finally, liquidity risk also refers to the risk of unusually high redemption requests or other unusual market conditions that may make it difficult for a Fund to fully honor redemption requests within the allowable time period.  Meeting such redemption requests could require a Fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the Fund.  It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as a Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.

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Foreign Currency Options

Each Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market.  A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires.  A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.  Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of the Fund to reduce foreign currency risk using such options, and are subject to other risks similar to options on securities on indexes.

Foreign Currency Transactions

Each Fund may enter into foreign currency transactions.  Each Fund normally conducts its foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign currencies or on a forward basis.  A Fund generally will not enter into a forward contract with a term of greater than one year.  Although forward contracts are used primarily to protect a Fund from adverse currency movements, they may also be used to increase exposure to a currency, and involve the risk that anticipated currency movements will not be accurately predicted and a Fund’s total return will be adversely affected as a result.  Open positions in forward contracts are covered by the segregation with the Fund’s custodian of cash, U.S. Government securities or other liquid obligations and are marked-to-market daily.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.  The cost to a Fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing.  Because such contracts are entered into on a principal basis, no fees or commissions are involved.

Precise matching of the amount of forward currency contracts and the value of securities denominated in such currencies of a Fund will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  Prediction of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  A Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency.  Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies.  However, the Advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served by doing so.

At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

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If a Fund retains a portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices.  If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.  Should forward prices decline during the period between the date the Fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Funds’ dealings in forward foreign currency exchange contracts will generally be limited to the transactions described above.  However, each Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances.  Use of forward currency contracts to hedge against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from an increase in the value of that currency.

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Foreign Government Obligations

The Fixed Income Funds may invest in foreign government obligations, which are debt securities issued or guaranteed by a supranational organization, or a foreign sovereign government or one of its agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality.

Foreign Investments

Each Fund’s Prospectus describes the extent to which a Fund may invest in securities of issuers organized or headquartered in foreign countries.  Generally, such investments are likely to be made in issues in the developed markets of Europe, Asia and North America, as well as emerging countries deemed to be suitable by the Advisor.  A Fund may make foreign investments in issuers organized or headquartered in emerging countries.  A Fund may elect not to invest in all such countries, and it may also invest in other countries when such investments are consistent with the Fund’s investment objective and policies.

There are special risks in investing in any foreign securities in addition to those relating to investments in U.S. securities including, but not limited to, the following.

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Such instability may result from, among other things, authoritarian governments or military involvement in political and economic decision making; popular unrest associated with demands for improved economic, political and social conditions; internal insurgencies; hostile relations with neighboring countries; and ethnic, religious and racial conflict.

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Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Geographic Concentration and Country Risk.  A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Emerging Markets Investments.  Investments by a Fund in securities issued by the governments of emerging or developing countries, and of companies within those countries, involve greater risks than other foreign investments.  Investments in emerging or developing markets involve exposure to economic and legal structures that are generally less diverse and mature (and in some cases the absence of developed legal structures governing private and foreign investments and private property), and to political systems which can be expected to have less stability, than those of more developed countries.  The risks of investment in such countries may include matters such as relatively unstable governments, higher degrees of government involvement in the economy, the absence until recently of capital market structures or market-oriented economies, economies based on only a few industries, securities markets which trade only a small number of securities, restrictions on foreign investment in securities, and significant foreign currency devaluations and fluctuations.

The economies of many of these countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries. Many of these countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property.

In certain of these countries, severe and persistent levels of inflation, including, in some cases, hyperinflation, have, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain of these countries has also been characterized by political uncertainty, intervention by the military in civilian and economic spheres (including expropriation, nationalization and confiscation of assets and property, and restrictions on foreign investments and on repatriation of capital invested) and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. A number of these countries are highly dependent on foreign loans for their operation. There have been moratoria on, and reschedulings of, repayment with respect to many countries’ debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

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Emerging markets can be substantially more volatile than both U.S. and more developed foreign markets.  Such volatility may be exacerbated by illiquidity.  The average daily trading volume in all of the emerging markets combined is a small fraction of the average daily volume of the U.S. market.  Small trading volumes may affect the Fund’s ability to purchase or sell securities at a favorable price.

Currency Fluctuations.  To the extent that a Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency.  Such changes will also affect a Fund’s income.  The value of a Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.  Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as viewed from an international perspective.  Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Market Characteristics.  Foreign securities in which a Fund invests will be purchased on foreign over-the-counter markets or on foreign securities exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign securities markets may be less liquid and more volatile than U.S. securities markets.  While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange.  Accordingly, a Fund’s foreign investments may be less liquid and their prices may be more volatile, than comparable investments in securities in U.S. companies.  A Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for a Fund to buy and sell securities on those exchanges.  Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.  Such differences and potential delays may expose the Fund to increased risk of loss in the event of a failed trade or the insolvency of a foreign broker-dealer.

The value of a Fund’s portfolio positions may also be adversely impacted by delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.  In addition, foreign markets for derivatives may be subject to less supervision, may provide less disclosure, and may present different or greater operational, custody, counterparty, and other risks than the markets for derivatives in the United States.  Furthermore, the Funds may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts.

Futures Contracts and Options on Futures Contracts

Each Fund may invest in futures contracts and futures options with respect to, but not limited to, interest rates, security indexes and currencies.  A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date.  These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity.  An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

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An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time.  A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.  Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.  The Advisor believes that a public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro.  It is expected that other futures contracts will be developed and traded in the future.

Each Fund may purchase and write call and put futures options.  Futures options possess many of the same characteristics as options on securities and indexes (discussed above).  A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option.  Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.  A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price.  A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

Limitations on Use of Futures and Futures Options.  Each Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Advisor in accordance with established procedures (“initial margin”).  The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract.  Margin requirements on foreign exchanges may be different than U.S. exchanges.  The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.  Each Fund expects to earn interest income on its initial margin deposits.  A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded.  Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract.  This process is known as “marking to market.”  Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.  In computing daily net asset value, a Fund will mark to market its open futures positions.

Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by a Fund.

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Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month).  Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date.  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain; if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain; if it is less, the Fund realizes a capital loss.  The transaction costs also affect the gain or loss.

Each Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract.  A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations.  A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

When purchasing a futures contract, each Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with established procedures that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract.  Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, each Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with established procedures that are equal to the market value of the instruments underlying the contract.  Alternatively, each Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting a Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

When selling a call option on a futures contract, each Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with established procedures, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option.  Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.  When selling a put option on a futures contract, each Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with established procedures established that equal the purchase price of the futures contract, less any margin on deposit.  Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

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The requirements for qualification as a regulated investment company (a “RIC”) under the Internal Revenue Code also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See “Taxation.”

Risks Associated with Futures and Futures Options.  The use of futures contracts and futures options involves a number of risks.  A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.  There can be no guarantee that there will be a correlation between price movements between the hedging instrument and the instrument being hedged.  In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.  The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers.  A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the reaction of the underlying U.S. Government securities.  To the extent, however, that a municipal bond fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of a Fund’s holdings of municipal securities.  Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets.  The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session.  Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit.  The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions.  For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed.  There can be no assurance that an active secondary market will develop or continue to exist for any derivative.

Additional Risks of Foreign Derivatives.  Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges.  Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Advisor’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

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High Yield Bonds

Each Fund may invest in high yield bonds.  Below investment grade debt securities, commonly referred to as “high yield bonds” or “junk bonds” are considered to be speculative and involve a greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated securities.

Like all fixed income securities, the market values of high yield securities tend to vary inversely with the level of interest rates, and the yields and market values of such securities fluctuate over time reflecting the market’s perception of credit quality and the outlook for economic growth.  However, high yield securities are generally subject to greater credit risk than higher-rated securities because the issuers are more vulnerable to economic downturns, higher interest rates and adverse issuer-specific developments.  In addition, the prices of high yield securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates.  The risk of loss because of default by issuers of high yield securities is significantly greater because medium and lower-rated securities generally are unsecured and frequently subordinated to the prior payment of senior indebtedness.  Their value and liquidity may also be diminished by adverse publicity and investor perceptions.  Also, legislative and regulatory developments may have an adverse effect on the market value of these securities.

Because high yield securities are frequently traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Fund to sell these securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited.  In such an event, such securities could be regarded as illiquid for the purposes of the limitation on the purchase of illiquid securities.  Thinly traded high yield securities may be more difficult to value accurately for the purpose of determining the Fund’s net asset value.  Also, because the market for certain high yield securities is relatively new, that market may be particularly sensitive to an economic downturn or a general increase in interest rates.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.  Neither such event will require sale of the securities by the Fund, although the Advisor will consider the event in determining whether the Fund should continue to hold the security.

Hybrid Instruments

Each Fund may invest in hybrid instruments.  A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock or bond with an option or forward contract.  Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some currency or securities index or another interest rate or some other economic factor (each a “benchmark”).  The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return.  Hybrids may not bear interest or pay dividends.  The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark.  These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid.  Under certain conditions, the redemption value of a hybrid could be zero.  Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest.  The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids.  These risks may cause significant fluctuations in the net asset value of the Fund.  Each Fund will not invest more than 5% of its total assets in hybrid instruments.

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Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act.  As a result, each Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid and Restricted Securities

Each Fund may hold up to 15% of its net assets at the time of purchase in illiquid securities, including (1) securities with no readily available market; (2) securities subject to legal restrictions on resale because they have not been registered under the Securities Act of 1933 (“restricted securities”), other than Rule 144A securities noted below; (3) repurchase agreements having more than seven days to maturity; and (4) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days).

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might not be able to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Illiquid securities do not include those which meet the requirements of Rule 144A under the Securities Act of 1933 (the “1933 Act”) and which the Advisor has determined to be liquid based on the applicable trading markets.  Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by NASDAQ. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in a Fund’s inability to dispose of such securities promptly or at favorable prices.  In recent years, a large institutional market has also developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.

The fact that there are contractual or legal restrictions on resale of an investment to the general public or to certain institutions may not be indicative of the liquidity of such investments.  The Board has delegated the function of making day-to-day determinations of liquidity to the Advisor.  In accordance with guidelines established by the Board, the Advisor will determine the liquidity of each investment using various factors such as (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quantity of the issuer.

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Inflation-Indexed Securities

The Fixed Income Funds may invest in inflation-indexed fixed income securities, which are structured to provide protection against inflation and are issued by the U.S. and foreign governments, their agencies and instrumentalities and U.S. and foreign corporations.  The value of principal or interest payments of an inflation-indexed security is adjusted periodically to track general movements of inflation in the country of issue.

As an example, a Fund may invest in U.S. Treasury Inflation Protected Securities (“TIPS”).  Principal amounts of TIPS are adjusted daily based on changes in the rate of inflation (currently represented by the Consumer Price Index for Urban Consumers, non-seasonally adjusted (“CPI”)).  The U.S. Treasury currently issues TIPS only in 10-year maturities, although TIPS have previously been issued with maturities of five, 10 and 30 years.  TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.  The interest rate on TIPS is fixed at issuance, but over the life of the bond may be paid on an increasing or decreasing principal value.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed even during a period of deflation.  However, because the principal amount of TIPS would be adjusted downward during a period of deflation, the Fund will be subject to deflation risk with respect to its investments in these securities.

The value of inflation-indexed securities such as TIPS generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS.  Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond.  However, if the Fund purchases TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation.  If inflation is lower than expected during the period the Fund holds TIPS, the Fund may earn less on the security than on a conventional bond.

The daily adjustment of the principal value of TIPS is currently tied to the non-seasonally adjusted CPI for Urban Consumers, which the U.S. Bureau of Labor Statistics calculates monthly.  The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.  There can be no assurance that such index will accurately measure the real rate of inflation in the prices of goods and services.  In addition, calculation of the CPI includes a three-month lag for purposes of determining the principal value of TIPS, which, consequently, could have a negative impact on the value of TIPS under certain market conditions.

Initial Public Offerings

The Funds may purchase equity securities in initial public offerings (“IPOs”).  These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations.  Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.  Securities issued in an IPO frequently are very volatile in price, and the Funds may hold securities purchased in an IPO for a very short period of time.  As a result, a Fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

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At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund.  In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs.  Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease.  The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so.  In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.  There can be no assurance that investments in IPOs will improve a Fund’s performance.

Large Shareholder Redemption Risk

Certain account holders may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares.  Redemptions by these account holders of their shares in a Fund may impact the Fund’s liquidity and net asset value.  These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Loan Participations and Assignments

The Fixed Income Funds may purchase participations in and assignments of commercial loans.  Such loans are negotiated and underwritten by a bank or syndicate of banks and other institutional investors.  Such indebtedness may be secured or unsecured and may be senior or subordinate to other obligations of the borrower.  Investments in uncollateralized and/or subordinate loans entail a greater risk of nonpayment than investments in corporate loans which hold a more senior position in the borrower’s capital structure or that are secured with collateral.

By purchasing a participation, a Fund acquires some or all of the interest of a bank or other lending institution in a loan.  The loan is administered by an agent bank or other financial intermediary acting as agent for all holders.  The agent administers the terms of the loan, as specified in the loan agreement.  In addition, the agent is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement.  Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the Fund may have to rely upon the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

When a Fund purchases a loan assignment, the Fund acquires direct rights against the borrower on the loan.  However, since assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund as the purchase of an assignment may differ from, and be more limited than, those held by the lender from which the Fund is purchasing the assignment.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest.  Changes in market interest rates may cause a decline in the value of these investments.  Other factors, such as rating downgrades, credit deterioration, large downward movements in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity could reduce the value of loans. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected.

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Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal.  However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.  If the terms of a senior loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the senior loans. In the event of bankruptcy of the borrower, liquidation may not occur and the court may not give lenders the full benefit of their senior positions.  To the extent that a senior loan is collateralized by stock of the borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the borrower.

When purchasing loan participations, a Fund assumes not only the credit risk associated with the corporate borrower but may also assume the credit risk associated with an interposed bank or other financial intermediary.  A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent.  A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness.  However, if assets held by the agent bank for the benefit of the Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.  In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.  The participation interests in which the Funds intend to invest may not be rated by any nationally recognized rating service.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Funds.  For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.  In addition, it is a conceivable that under emerging legal theories of lender liability, the Fund could be held liable as co-lender.  It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.  In the absence of definitive regulatory guidance, the Funds rely upon the Advisor’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

Each Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry.  For purposes of such limits, the Funds generally will treat the corporate borrower as the “issuer” of indebtedness held by the Funds.  In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission (“SEC”) interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer.  Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale.  In some cases, negotiations involved in disposing of indebtedness may require weeks to complete.  Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Advisor believes to be a fair price.  In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s net asset value than if that value were based on available market quotations, and could result in significant variation in the Fund’s daily share price.  At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid.  As the overnight market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.  The Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds’ limitations on illiquid investments.  Investments in loan participation or loan assignments are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the Funds.

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Mortgage-Related Securities

The Fixed Income Funds may invest in mortgage-related securities, which are interests in pools of mortgage loans made to U.S. or foreign residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.  Pools of mortgage loans are assembled, and interests in those pools are sold to investors by various governmental, government-related and private organizations.  The Funds may also invest in debt securities which are secured with collateral consisting of U.S. mortgage-related securities, and in other types of U.S. mortgage-related securities.  Different types of these derivative securities are subject to different combinations of prepayment, extension, interest rate and other market risks.

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a monthly payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.  Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as “modified pass-through.”  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

Although the underlying mortgage loans in a pool may have maturities of up to 30 years or longer, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity.  Prepayment rates vary widely and may be affected by changes in market interest rates.  In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates.  Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates.  Mortgage loan repayments may also be adversely affected by matters such as a general economic turndown, high unemployment, a general slowdown in the real estate market, and a drop in the market prices of real estate. Prepayment rates of individual pools may vary widely.  Accordingly, it is not possible to predict accurately the average life of a particular pool.

Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, issued by governmental entities, private insurers and mortgage poolers.  Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards.  However, there can be no assurance that private insurers or guarantors will meet their obligations.  In addition, the Funds may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the originator/servicers and poolers the Advisor determines that the securities meet the Funds’ quality standards.

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U.S. Mortgage Pass-Through Securities.  The principal governmental guarantor of U.S. mortgage-related securities is the Government National Mortgage Association (“GNMA”).  GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development.  GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

Other government-related guarantors include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”).  FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development.  FNMA purchases conventional residential mortgages not insured or guaranteed by any government agency from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders.  FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC’s national portfolio.  Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the U.S. Government.

Since 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed as the conservator of FHLMC and FNMA for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as conservator, the FHFA will control and oversee these entities until the FHFA deems them financially sound and solvent.  During the conservatorship, each entity's obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by these entities, the U.S. Department of Treasury, through a secured lending credit facility and a senior preferred stock purchase agreement, has attempted to enhance the ability of the entities to meet their obligations.

Private Mortgage Pass-Through Securities.  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans.  Such issuers may, in addition, be the originators or services of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.  Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because they lack direct or indirect government or agency guarantees of payment.  Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, issued by governmental entities, private insurers and mortgage poolers.

Mortgage-related securities issued by certain private organizations may be offered through private placements that are restricted as to further sale, and there may be a limited market for such securities, especially where there is a perceived weakness in the mortgage and real estate market sectors.  Without an active trading market, mortgage-backed securities held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.  As a matter of operating policy, a Fund will not purchase mortgage-related securities which in the Advisor’s opinion are illiquid if, as a result, more than 15% of the value of the Fund’s total assets will be illiquid.

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In addition, privately issued mortgage-related securities are not subject to the underwriting requirements for the underlying mortgages that are applicable to mortgage-backed securities that have a government or government-sponsored entity guarantee.  As a result, the mortgage loans underlying private mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics.  Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans.  The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-backed securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans).  For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

Collateralized Mortgage Obligations (“CMOs”).  Fixed Income Funds may invest in CMOs.  A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security.  CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA.

CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class.  Investors holding the longer maturity classes receive principal only after the earlier classes have been retired.  Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, issued by governmental entities, private insurers and mortgage poolers.

Like other privately issued mortgage-related securities, there may be a limited market for CMOs, which therefore may be difficult to value. As indicated above, as a matter of operating policy, a Fund will not purchase mortgage-related securities which in the Advisor’s opinion are illiquid if, as a result, more than 15% of the value of the Fund’s total assets will be illiquid.

Foreign Mortgage-Related Securities.  The Fixed Income Funds may invest in foreign mortgage-related securities.  Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country.  These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited).  Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a monthly payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.  Some mortgage-related securities are described as “modified pass-through.”  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.  Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, issued by governmental entities, private insurers and mortgage poolers.

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Commercial Mortgage-Backed Securities.  The Fixed Income Funds may invest in commercial mortgage-backed securities, which generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. The market for commercial mortgage backed is relatively small compared to the market for residential single-family mortgage-backed securities. Commercial lending typically involves larger loans to single borrowers or groups of related borrowers than residential one- to four-family mortgage loans. In addition, the repayment of loans secured by income producing properties typically depends upon the cash flow generated by the operation of the related real estate. As a result, changes in economic conditions may have a greater impact on commercial mortgage-backed securities than on residential mortgage-related securities.

Stripped Mortgage-Backed Securities.  The Fixed Income Funds may invest in stripped mortgage-backed securities, which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security (or “IO”), and all of the principal is distributed to holders of another type of security known as a principal-only security (or “PO”). The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

Adjustable Rate Mortgage-Backed Securities.  The Fixed Income Funds may invest in adjustable rate mortgage-backed securities (sometimes referred to as “ARM securities”), which are mortgage-backed securities that represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of mortgage loans bearing variable or adjustable rates of interest (such mortgage loans are referred to as “ARMs”). Because the interest rates on ARM securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities. As a result, during periods of rising interest rates, such securities generally do not decrease in value as much as fixed-rate securities. Conversely, during periods of declining rates, such securities generally do not increase in value as much as fixed-rate securities. ARMs generally specify that the borrower’s mortgage interest rate may not be adjusted above a specified lifetime maximum rate or, in some cases, below a minimum lifetime rate. In addition, certain ARMs specify limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. ARMs also may limit changes in the maximum amount by which the borrower’s monthly payment may adjust for any single adjustment period. If a monthly payment is not sufficient to pay the interest accruing on the ARM, any such excess interest is added to the mortgage loan (“negative amortization”), which is repaid through future payments. Borrowers under ARMs experiencing negative amortization may take longer to build up their equity in the underlying property than conventional borrowers and may be more likely to default. ARMs also may be subject to a greater rate of prepayments in a declining interest rate environment. Conversely, during a period of rising interest rates, prepayments on ARMs might decrease.

Other Mortgage-Related Securities.  The Fixed Income Funds may invest in other mortgage-related securities.  Other mortgage-related securities include securities of U.S. or foreign issuers that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.  These other mortgage-related securities may be debt securities issued by governmental agencies or instrumentalities or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities.

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Municipal Securities

The Fixed Income Funds may invest in debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities which provide interest income that, in the opinion of bond counsel to the issuer at the time of original issuance, is exempt from federal income taxes (“municipal securities”).  In addition, the Fund may invest in issues of such entities that are taxable or not exempt from federal income taxes.  Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

In general, municipal securities are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, and water and sewer works.  Municipal securities may be issued to refinance outstanding obligations, to raise funds for general operating expenses and lending to other public institutions and facilities, and in anticipation of the receipt of revenue or the issuance of other obligations.  They may also be issued to provide for the construction, equipment, repair or improvement of privately operated facilities.

The two principal classifications of municipal securities are “general obligation” securities and “revenue” securities.  General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest.  Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer’s maintenance of its tax base.  Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments.  Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.  Accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue security is a function of the economic viability of the facility or revenue source.  Revenue bonds are issued to finance a wide variety of capital projects including:  electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.  Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer’s obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects.  Some authorities are provided further security in the form of a state’s assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

A Fund may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company.  The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978.  In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures of referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes.  Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

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Certain of the municipal securities in which a Fund may invest, and certain of the risks of such investments, are described below.

Moral Obligation Securities.  Municipal securities may include “moral obligation” securities which are usually issued by special purpose public authorities.  If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Zero Coupon Securities.  Zero coupon securities are debt securities issued or sold at a discount from their face value.  These securities do not entitle the holder to interest payments prior to maturity or a specified redemption date, when they are redeemed at face value.  Zero coupon securities may also take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves, and receipts and certificates representing interests in such stripped obligations and coupons.  The market prices of zero coupon securities tend to be more sensitive to interest rate changes, and are more volatile, than interest bearing securities of like maturity.  The discount from face value is amortized over the life of the security and such amortization will constitute the income earned on the security for accounting and tax purposes.  Even though income is accrued on a current basis, the Fund does not receive the income currently in cash.  Therefore, the Fund may have to sell other portfolio investments to obtain cash needed to make income distributions.

Mortgage-Backed Securities.  Mortgage-backed securities are municipal debt obligations issued to provide financing for residential housing mortgages to targeted groups.  Payments made on the underlying mortgages and passed through to the Fund will represent both regularly scheduled principal and interest payments.  The Fund may also receive additional principal payments representing prepayments of the underlying mortgages.  Investing in such municipal debt obligations involves special risks and considerations, including the inability to predict accurately the maturity of the Fund’s investments as a result of prepayments of the underlying mortgages (which may require the Fund to reinvest principal at lower yields than would otherwise have been realized), the illiquidity of certain of such securities, and the possible default by insurers or guarantors supporting the timely payment of interest and principal.

Municipal Lease Obligations.  Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities.  Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payments due under the lease obligation.  A Fund may also purchase “certificates of participation”, which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority.  However, certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year.  Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.  In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

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Short-Term Obligations.  Short-term municipal obligations include the following:

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Tax Anticipation Notes, which are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes.  They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

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Revenue Anticipation Notes, which are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.  They also are usually general obligations of the issuer.

●	Bond Anticipation Notes, which normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

●	Short-Term Discount Notes (tax-exempt commercial paper), which are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Floating Rate and Variable Rate Demand Notes.  Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice.  Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.  The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders.  The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted.  The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Each Fund will limit its purchase of municipal securities that bear floating rates and variable rates of interest to those meeting the rating quality standards set forth in the Fund’s prospectus.  Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.  The Advisor monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of the institution responsible for paying the principal amount of the obligations under the demand feature.

The Fund may also invest in municipal securities in the form of “participation interests” in variable rate tax-exempt demand obligations held by a financial institution, usually a commercial bank.  Municipal participation interests provide the purchaser with an undivided interest in one or more underlying municipal securities and the right to demand payment from the institution upon a specified number of days’ notice (no more than seven) of the unpaid principal balance plus accrued interest.  In addition, the municipal participation interests are typically enhanced by an irrevocable letter of credit or guarantee from such institution.  Since the Fund has an undivided interest in the obligation, it participates equally with the institution with the exception that the institution normally retains a fee out of the interest paid for servicing, providing the letter of credit or guarantee, and issuing the repurchase commitment.

Obligations with Puts Attached.  The Fixed Income Funds may invest in obligations with puts attached.  Obligations with puts attached are long-term fixed rate municipal debt obligations may be coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender (or “put”) such debt obligations to the institution and receive the face value.  These third party puts are available in many different forms, and may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps.  The financial institution granting the option does not provide credit enhancement.  If there is a default on, or significant downgrading of, the bond or a loss of its tax-exempt status, the put option will terminate automatically.  The risk to the Fund will then be that of holding a long-term bond.

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These investments may require that the Fund pay a tender fee or other fee for the features provided.  In addition, the Fund may acquire “stand-by commitments” from banks or broker dealers with respect to the municipal securities held in its portfolios.  Under a stand-by commitment, a bank or broker/dealer agrees to purchase at the Fund’s option a specific municipal security at a specific price on a specific date.  The Fund may pay for a stand-by commitment either separately, in cash, or in the form of a higher price paid for the security.  The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity.

Private Activity and Industrial Development Bonds.  The Funds may purchase certain private activity or industrial development bonds, the interest paid on which is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing and pollution control. They are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is secured primarily by revenues derived from loan repayments or lease payments by entity owning or operating the facility, which may or may not be guaranteed by a parent company or otherwise secured.  Such bonds generally are not secured by a pledge of the taxing power of the issuer of the bonds, and therefore depend on the revenue of a private entity.  The continued ability of such an entity to generate sufficient revenues for the payment of principal and interest on such bonds may be affected by many factors, including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, government regulation and the extent of the entity’s dependence on revenues from the operation of the particular facility being financed, and may be dependent solely on the revenues generated by the use of the facility.

Options on Securities and Indexes

Each Fund may purchase and sell both put and call options on securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option.  The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.  (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

Each Fund will write call options and put options only if they are “covered.”  A call option on a security is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held by the Fund (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Advisor in accordance with established procedures in such amount are segregated).  A call option on an index is covered if a Fund maintains with its custodian assets determined to be liquid by the Advisor in accordance with established procedures, in an amount equal to the contract value of the index.  A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Advisor in accordance with established procedures.

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A put option on a security or an index is “covered” if a Fund segregates assets determined to be liquid by the Advisor in accordance with established procedures equal to the exercise price.  A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Advisor in accordance with established procedures.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.  If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.  Each Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold.  Before an exchange traded option is exercised or expired, it may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration date).  There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.  A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.  If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss.  The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit.  The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Each Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security.  A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations.  A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Risks Associated with Options on Securities and Indexes.  Transactions in options on securities and on indexes are subject to a number of risks.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

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During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.  If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), a Fund will lose its entire investment in the option.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.  Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.  If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.  As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option.  If restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased.  Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Other Asset-Backed Securities

The Fixed Income Funds may invest in asset-backed securities.  Asset-backed securities, unrelated to mortgage loans, represent a direct or indirect participation in, or are secured by and payable from, cash flows from pools of assets such as loans or receivables due from a number of different parties. These receivables can include but are not limited to credit card receivables, retail automobile installment sales contracts, home equity loans and lines of credit, student loans, airplane leases, and other equipment leases.  Payment of principal and interest on asset-backed securities may largely depend upon the cash flows generated by the assets backing the securities.

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In an effort to lessen the effect of failures by obligors on these underlying assets to make payments, such securities may contain elements of credit support, based on the underlying assets or credit enhancements provided by a third party.  Credit support falls into two classes -- liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies, letters of credit obtained from third parties, various means of structuring the transaction, or a combination of such approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Asset-backed securities are generally subject to the risks of the underlying assets and can be subject to certain additional risks including damage or loss of the collateral backing the security, failure of the collateral to generate the anticipated cash flow, and more rapid prepayment because of events affecting the collateral (such as accelerated prepayment of loans backing these securities or destruction of equipment subject to equipment trust certificates). If underlying obligations are repaid earlier than expected, the Fund may have to reinvest the proceeds from the securities at a lower interest rate.

The values of asset-backed securities are affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and the exhaustion of any credit enhancement.  In its capacity as purchaser of an asset-backed security, a fund would generally have no recourse to the entity that originated the loans in the event of default by the borrower.  Asset-backed securities may present certain risks not relevant to mortgage-backed securities.  Assets underlying asset-backed securities such as credit card receivables are generally unsecured, and debtors are entitled to the protection of various state and federal consumer protection laws, some of which provide a right of set-off that may reduce the balance owed.

Asset-backed securities are relatively new and untested instruments and may be subject to greater risk of default during periods of economic downturn than other securities.  In addition, the secondary market for asset-backed securities may not be as liquid as the market for other securities, which may result in difficulty in valuing asset-backed securities.

Subordinated Securities.  The Fixed Income Funds may invest in securities which are subordinated to other securities in some manner as to the payment of principal and/or interest. In the case of securities issued by a trust, such as asset-backed and mortgage-backed securities, these securities may be subordinated to holders of more senior securities collateralized by the same pool of assets. Because holders of subordinate securities may have to absorb losses in greater proportion than holders of more senior securities, they may have greater risk than would holders of the underlying collateral.  The holders of subordinated securities typically are compensated with a higher stated yield than are the holders of more senior securities in exchange for accepting greater risk.  As a result, rating agencies tend to assign lower ratings to subordinate securities than they do to senior securities of the same trust or issuer.  The market for subordinate securities may be less liquid than is the case for more senior debt securities.

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Other Investment Companies

Each Fund may invest in securities issued by other investment companies, including (to the extent permitted by the 1940 Act) other investment companies managed by the Advisor.  They may include shares of money market funds, exchange traded funds (“ETFs”), closed-end investment companies, and passive foreign investment companies.

ETFs are not actively managed.  Rather, an ETF’s objective is to track the performance of a specified index.  Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so.  As a result, a Fund may have a greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF were not fully invested in such securities.  Because of this, an ETF’s price can be volatile.  In addition, the results of an ETF will not match the performance of the specified index due to reductions in the ETF’s performance attributable to transaction and other expenses, including fees paid by the ETF to service providers.

Shares of closed-end funds and ETFs (except, in the case of ETFs, for “aggregation units” of 50,000 shares) are not individually redeemable, but are traded on securities exchanges.  The prices of such shares are based upon, but not necessarily identical to, the value of the securities held by the issuer.  There is no assurance that the requirements of the securities exchange necessary to maintain the listing of shares of any closed-end fund or ETF will continue to be met.

Each Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act and SEC rules.  Under the 1940 Act, a Fund may own an unlimited amount of any affiliated investment company.  It also may invest its assets in any unaffiliated investment company, subject to certain conditions, as long as the Fund and its affiliated persons own no more than 3% of the outstanding voting stock of the acquired investment company.  This restriction may not apply to the Fund’s investments in money market mutual funds, if the Fund’s investments fall within the exceptions set forth under SEC rules.

As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees.  Accordingly, in addition to bearing their proportionate share of the Fund’s expenses (i.e., management fees and operating expenses), shareholders will also indirectly bear similar expenses of such other investment companies.

Investments by a Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of an investment in other investment companies.

Participatory Notes

The Global Equity, Global Opportunities Value, Global Equity Income, International, Emerging Markets Value and International Small Cap Funds may invest in participatory notes issued by banks or broker-dealers that are designed to replicate the performance of certain non-U.S. companies traded on a non-U.S. exchange.  Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter.  Even though a participatory note is intended to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain or lose more in absolute terms than they would have made or lost had they invested in the underlying securities directly, the performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses.  Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities.  In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund.  Participatory notes constitute general unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them, and each Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes.  There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying equity securities they seek to replicate.

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Preferred Stock

The Funds may invest in preferred stock.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock has a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Real Estate Investment Trusts

The Funds may invest in real estate investment trusts (“REITs”).  Equity REITs invest directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.  Mortgage REITs invest in mortgages on real property and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of equity and mortgage REITs.  A REIT is not taxed on income distributed to its shareholders or unit holders if it complies with statutory requirements relating to its organization, ownership, assets and income, and with an additional statutory requirement that it distribute to its shareholder or unit holders at least 90% of its taxable income for each taxable year.

REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, variations in rental income and defaults by borrowers or tenants.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

REITs pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed a REIT’s taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.  Each Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

Repurchase Agreements

To maintain liquidity, each Fund may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks.

A repurchase agreement is a transaction in which a Fund purchases a security and, at the same time, the seller (normally a commercial bank or broker-dealer) agrees to repurchase the same security (and/or a security substituted for it under the repurchase agreement) at an agreed-upon price and date in the future.  The resale price is in excess of the purchase price, as it reflects an agreed-upon market interest rate effective for the period of time during which the Fund holds the securities.  Repurchase agreements may be viewed as a type of secured lending.  The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities.  If the value of such securities is less than the repurchase price, the other party to the agreement is required to provide additional collateral so that all times the collateral is at least equal to the repurchase price.

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The majority of these transactions run from day to day and not more than seven days from the original purchase.  However, the maturities of the securities subject to repurchase agreements are not subject to any limits and may exceed one year.  The securities will be marked to market every business day so that their value is at least equal to the amount due from the seller, including accrued interest.  A Fund’s risk is limited to the ability of the seller to pay the agreed-upon sum on the delivery date.

Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees.  The Advisor will review and monitor the creditworthiness of such institutions under the Board’s general supervision.  To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss.  If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, the purchaser’s ability to sell the collateral might be restricted and the purchaser could suffer a loss if it were treated as an unsecured creditor.  However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under such Code that would allow it immediately to resell the collateral.

Reserves

Each Fund may establish and maintain reserves when the Advisor determines that such reserves would be desirable for temporary defensive purposes (for example, during periods of substantial volatility in interest rates) or to enable it to take advantage of buying opportunities.  The Fund’s reserves may be invested in domestic and foreign money market instruments, including government obligations.

Reverse Repurchase Agreements

The Fixed Income Funds may enter into reverse repurchase agreements (agreements to sell portfolio securities, subject to such Fund’s agreement to repurchase them at a specified time and price) with well-established registered dealers and banks.  The Fund covers its obligations under a reverse repurchase agreement by maintaining a segregated account comprised of cash, U.S. Government securities or high-grade debt obligations, maturing no later than the expiration of the agreement, in an amount (marked-to-market daily) equal to its obligations under the agreement.  Reverse repurchase agreements are the economic equivalent of borrowing by the Fund, and are entered into by the Fund to enable it to avoid selling securities to meet redemption requests during market conditions deemed unfavorable by the Advisor.

Securities Lending

To realize additional income, each Fund may lend securities with a value of up to 30% of its total assets to broker-dealers, institutional investors or other persons.  Each loan will be secured by collateral which is maintained at no less than 100% of the value of the securities loaned by marking to market daily.  For the duration of the loan, the Fund will continue to receive the equivalent of the dividends or interest paid by the issuer on the securities loaned, and will receive proceeds from the investment of the collateral.  A Fund may pay reasonable administrative and custodial fees in connection with a loan of securities and may pay a negotiated portion of the income earned on the collateral to the borrower or a placing broker.  Each Fund will have the right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within a longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets.  Loans will only be made to persons deemed by the Advisor to be of good standing in accordance with standards approved by the Board and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.  The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities should the borrower fail financially.  In addition, voting rights or rights to consent with respect to the loaned securities pass to the borrower.

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Short-Term Investments

The Funds may at times invest in short-term securities either for temporary, defensive purposes or as part of their overall investment strategies.  These securities include U.S. dollar denominated bank certificates of deposit, bankers’ acceptances, commercial paper and other short-term debt obligations of U.S. and foreign issuers, including U.S. Government and agency obligations.  A certificate of deposit is a short-term obligation of a commercial bank.  A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.  Commercial paper is a short-term, unsecured promissory note issued to finance short-term credit needs.  All these obligations are high quality, meaning that the security is rated in one of the two highest categories for short-term securities by one of the nationally recognized rating services or, if unrated, is determined by the Advisor to be of comparable quality.  The values of these investments may be adversely affected by the inability of the issuers (or related supporting institutions) to make principal or interest payments on the obligations in a timely manner.

Structured Notes

Each Fund may invest in structured notes.  Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator.  Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator.  Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile.

Swap Agreements and Options on Swap Agreements

Each Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security indexes, specific securities, currencies and credit default and event-linked swaps.  The Fund may also enter into options on swap agreements (“swap options”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

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Following the adoption and implementation of the Dodd-Frank Act, many categories of swaps (such as interest rate swaps, currency swaps, and swaps on broad-based securities indexes) are commodity interests subject to the jurisdiction of the Commodity Futures Trading Commission (the “CFTC”).  If a Fund enters into such a swap, it may be considered a “commodity pool,” which in turn may trigger a requirement for the Advisor to register as a “commodity pool operator” (a “CPO”) with the CFTC absent the ability to rely on the exclusion from CPO status provided by CFTC Regulation 4.5.  Recent amendments to Regulation 4.5, in relevant part, impose limits on the amount of an investment company’s commodity interest trading and prohibit an investment company as to which the exclusion is claimed to be marketed as a vehicle for trading commodity interests.  The amendments to Regulation 4.5 are being challenged in federal court, and the outcome of that litigation remains uncertain.

Swaps on single securities, single loans, and narrow-based securities indexes – as well as some index credit default swaps – are known as “security-based swaps.”  These instruments are subject to SEC, rather than CFTC, jurisdiction.  Accordingly, a Fund would not be considered a commodity pool subject to CFTC jurisdiction as a result of entering into this type of swap transaction.

Swaps bearing attributes of both CFTC-regulated swaps and security-based swaps are considered “mixed swaps.”  Absent a determination to the contrary by the CFTC and the SEC, these instruments would generally be considered to be commodity interests.  As a result, a Fund that enters into a mixed swap would be considered a commodity pool, which in turn may trigger a requirement for the Advisor to register as a CPO with the CFTC absent the ability to rely on the exclusion from CPO status provided by Regulation 4.5.

A Fund could be considered a “major swap participant” or a “major-security based swap participant” if its trading of swaps or security-based swaps exceeded certain tests specified in CFTC and SEC regulations that, generally speaking, measure swap counterparty exposure.  Major swap participants and major security-based swap participants are subject to comprehensive requirements under CFTC and SEC regulations, respectively.  Those requirements, if they were to apply to a Fund, would potentially have an adverse effect on a Fund’s ability to trade swaps and security-based swaps.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index.  A “quanto” or “differential” swap combines both an interest rate and a currency transaction.  Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Each Fund may enter into credit default swap agreements.  The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred.  If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation.  A Fund may be either the buyer or seller in a credit default swap transaction.  If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing.  However, if an event of default occurs, the Fund (if the buyer) will receive either the full notional value in exchange for the reference obligation or the difference in value between the full notional value and the reference obligation.  As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event.  If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly.

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A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.  Each Fund may write (sell) and purchase put and call swap options.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Advisor in accordance with established procedures, to avoid any potential leveraging of a Fund’s portfolio.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.   As a matter of operating policy, a Fund will limit its swap transactions, along with any other transactions that are considered commodity interests subject to CFTC jurisdiction, so that either: (a) the aggregate initial margin or premium required to establish those positions does not exceed 5% of the Fund’s net assets; or (b) the aggregate net notional value of those positions does not exceed 100% of the Fund’s net assets.  For this purpose, the caps, collars, and floors described above are considered swaps.

Swap contracts involve special risks. Swaps may in some cases be illiquid. In the absence of a central exchange or market for swap transactions, they may be difficult to trade or value, especially in the event of market disruptions.  Credit default swaps involve additional risks. For example, credit default swaps increase credit risk since a Fund has exposure to both the issuer of the referenced obligation (typically a debt obligation) and the counterparty to the credit default swap.

Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment objective will depend on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid depending on the underlying circumstances.  Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Each Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.  Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund’s ability to use swap agreements.  It is possible that developments in the swaps market, including regulations being implemented under the Dodd-Frank Act, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option.  When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.  However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

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Swaps and security-based swaps are subject to a comprehensive regulatory regime under the Dodd-Frank Act that is being implemented by the CFTC and the SEC.  Many aspects of this regime have yet to be finalized, so their overall effect on a Fund remains uncertain.  One key aspect of these regulations will be to provide for the centralized clearing of several categories of swap transactions.  Centralized clearing may reduce some risks associated with bilateral trading – like counterparty and credit risks – but may present other risks, like risks associated with the failure of the member firm through which swaps are submitted for clearing.  Centrally-cleared swap transactions will generally be required to be executed on a designated contract market or a swap execution facility, and the clearing organizations for those transactions may impose initial and variation margin requirements.  Swaps that are uncleared may be subject to margin requirements imposed by regulation.  A swap counterparty will have certain recordkeeping requirements regarding its swap transactions, and information about those transactions may be required to be reported and made publicly available.  These new requirements will impose additional costs on entering into swaps, the full scope of which will remain unknown until the regulations are fully implemented.

Trust Preferred Securities

The Funds may invest in trust-preferred securities, which share characteristics of preferred stock, corporate debt, and asset-backed securities. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities. If no interest is paid on the underlying debt securities, the trust will not make interest payments to holders of its preferred securities. Unlike typical asset-backed securities, trust preferred securities have only one underlying obligor and are not over-collateralized. For that reason the market may effectively treat trust preferred securities as subordinate corporate debt of the underlying issuer. Issuers of trust preferred securities receive favorable tax treatment. If the tax rules regarding trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to holders.

U.S. Government Securities

Each Fund may invest in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. U.S. government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds.  U.S. Treasury obligations differ mainly in the lengths of their maturities (e.g., Treasury bills mature in one year or less, and Treasury notes and bonds mature in two to 30 years).

U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal National Mortgage Association (d/b/a Fannie Mae) (“FNMA”), Federal Home Loan Mortgage Corporation (d/b/a Freddie Mac) (“FHLMC”), Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Bank, Small Business Administration and Tennessee Valley Authority. Securities issued by these agencies and instrumentalities may have maturities from one day to 30 years or longer.  Except for U.S. Treasury securities, obligations of U.S. government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some (such as those of the Federal Home Loan Banks) are backed by the right of the issuer to borrow from the Treasury; others (such as those of FNMA) are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; and others (such as those of FHLMC) are supported only by the credit of the instrumentality.

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U.S. government securities also include securities issued by non-governmental entities (such as financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to market crises or otherwise.

A guarantee of principal by an agency or instrumentality may be a guarantee of payment at the maturity of the obligation, so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to its maturity.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  No government agency or instrumentality guarantees the market value of the securities it issues, and such market value will fluctuate in response to changes in interest rates.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed as the conservator of FHLMC and FNMA for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as conservator, the FHFA will control and oversee these entities until the FHFA deems them financially sound and solvent.  During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by these entities, the U.S. Department of Treasury, through a secured lending credit facility and a senior preferred stock purchase agreement, has attempted to enhance the ability of the entities to meet their obligations.

Variable Rate and Floating Rate Demand Notes

The Fixed Income Funds may invest in variable and floating rate demand notes.  Variable rate demand notes and bonds have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice.  Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.  The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders.

The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted.  The interest rate on a variable rate demand note is reset at specified intervals at a market rate.  The Advisor monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of the institution responsible for paying the principal amount of the obligations under the demand feature.

Warrants

The Funds may invest in warrants.  A warrant, which is issued by the underlying issuer, gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

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When-Issued Securities

Each Fund may from time to time purchase securities on a “when-issued,” delayed delivery or forward commitment basis, generally in connection with an underwriting or other offering.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date, beyond normal settlement dates, generally from 15 to 45 days after the transaction.  Each Fund will segregate the liquid securities or cash in an amount at least equal to these commitments.  Typically, income may not accrue on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.  Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments.  If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When a Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security.  If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss.  Each Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss.  There is no percentage limitation on the extent to which a Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

INVESTMENT RESTRICTIONS

The Trust has adopted the following fundamental investment policies and restrictions with respect to the Funds in addition to the policies and restrictions discussed in the prospectuses.  The policies and restrictions listed below with respect to a Fund cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund.  A “majority of the outstanding voting securities” of a Fund is defined in the 1940 Act to mean the lesser of (1) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (2) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, each Fund is diversified, i.e., at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

In addition, no Fund may:

1.
Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

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2.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.
Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. government securities), except that the Fund reserves the right to invest all of its assets in shares of another investment company;

4.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

5.
Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Funds may engage in foreign exchange forward contracts, although it has no current intention to use such contracts except to settle transactions in securities requiring foreign currency;

6.	Make loans (except for purchases of debt securities consistent with the investment policies of the Funds and except for repurchase agreements);

7.	Make investments for the purpose of exercising control or management; or

8.	Invest in oil and gas limited partnerships or oil, gas or mineral leases.

Neither the Global Equity Fund, the Global Opportunities Value, the Global Equity Income, the International Equity Fund, the Emerging Markets Value Fund nor the International Small Cap Fund may:

1.	Make short sales of securities or maintain a short position, except for short sales against the box;

2.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions; or

3.
Write put or call options, except that the Fund may (a) write covered call options on individual securities and on stock indices; (b) purchase put and call options on securities which are eligible for purchase by the Fund and on stock indices; and (c) engage in closing transactions with respect to its options writing and purchases, in all cases subject to applicable federal and state laws and regulations.

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Operating Restrictions

Each Fund observes the following restrictions as a matter of operating, but not fundamental, policy, which can be changed by the Board without shareholder approval.

No Fund may:

1.
Purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Fund reserves the right to invest all of its assets in a class of voting securities of another investment company;

2.
Purchase (i) more than 3% of the total outstanding shares of another investment company, (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or (iii) shares of another registered investment company in an amount that would cause the Fund’s aggregate investment in all investment companies to be in excess of 10% of the value of the total assets of the Fund, except as permitted by federal and state law and regulations promulgated thereunder, and except that the Fund reserves the right to invest all of its assets in another investment company; or

3.	Hold more than 15% of its net assets in illiquid securities.

In addition, neither the Core Plus Fund, the Global Equity Fund, the Global Equity Income Fund, the International Equity Fund the Emerging Markets Value Fund nor the International Small Cap Fund may make any change to its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior written notice.

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PORTFOLIO TURNOVER

The annual portfolio turnover rate indicates changes in the Funds’ portfolios, and is calculated by dividing the lesser of long-term purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio long-term securities owned by the Funds during the fiscal year.  A 100% portfolio turnover rate would occur if all the securities in the Funds’ portfolios, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to high transaction costs and might result in a greater number of taxable transactions.  Each Fund’s rate of portfolio turnover for the fiscal years ended September 30, 2015 and 2014 were as follows:

	2015	2014
Core Plus Fund	11.24%	18.63%
Credit Focus Yield Fund	25.50%	26.17%
Global Equity Fund	25.06%	30.33%
Global Equity Income Fund	16.78%	N/A
Global Opportunities Value Fund	15.12%	N/A
International Equity Fund	27.50%	39.53%
International Small Cap Fund	24.82%	24.30%
Emerging Markets Value Fund	35.02%	22.54%
SMART Fund	32.78%	21.61%

PORTFOLIO HOLDINGS DISCLOSURE

The Funds will not disclose (or authorize its custodian or principal underwriter to disclose) portfolio holdings information to any person or entity except as follows:

●
To persons providing services to the Funds who have a need to know such information in order to fulfill their obligations to the Funds, such as portfolio managers, administrators, custodians, pricing services, proxy voting services, accounting and auditing services, and research and trading services, and the Trust’s Board of Trustees;

●	In connection with periodic reports that are available to shareholders and the public;

●	To mutual fund rating or statistical agencies or persons performing similar functions;

●	Pursuant to a regulatory request or as otherwise required by law; or

●	To persons approved in writing by the Chief Compliance Officer of the Trust (the “CCO”).

Any disclosures made to persons approved by the CCO will be reported by the CCO to the Board at the end of the quarter in which such disclosure was made.  The portfolio holdings information that may be distributed to any person is limited to the information that the Advisor believes is reasonably necessary in connection with the services to be provided by the service provider receiving the information.  Neither the Trust nor the Advisor may receive compensation in connection with the disclosure of information about the Fund’s portfolio securities.  In the event of a conflict between the interests of Trust shareholders and those of the Advisor or any affiliated person of the Trust or the Advisor, the CCO will make a determination in the best interests of the Trust’s shareholders, and will report such determination to the Board at the end of the quarter in which such determination was made.

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The Funds disclose their portfolio holdings quarterly, in their annual and semi-annual Reports, as well as in filings with the SEC, in each case no later than 60 days after the end of the applicable fiscal period.  The Funds may disclose their portfolio holdings publicly on their website within 15 days of each calendar quarter end.

Registered investment companies that are sub-advised by the Advisor may be subject to different portfolio holdings disclosure policies, and neither the Board of Trustees nor the Advisor exercises control over such policies.  In addition, the Advisor’s separately managed account clients have access to their portfolio holdings and are not subject to the Trust’s Disclosure Policies and Procedures.  Certain of the Advisor’s separately managed accounts and investment companies which it sub-advises have substantially similar or identical investment objectives and strategies to the Trust, and therefore have substantially similar, and in certain cases nearly identical, portfolio holdings as the Trust.

Such disclosure may be made to service providers, rating and statistical organizations and other persons approved by the CCO only if the recipients of such information are subject to a confidentiality agreement that among other things, prohibits any trading upon such information and if the authorizing persons (as determined by the Funds’ CCO) determine that, under the circumstances, disclosure is in the best interests of the Funds’ shareholders. The portfolio holdings information that may be distributed is limited to the information that the Advisor believes is reasonably necessary in connection with the services to be provided by the service provider or other person receiving the information.

MANAGEMENT

The Board is responsible for the overall management of the Trust’s business.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, the Trust’s Custodian, Distributor and Transfer Agent.  The Board delegates the day-to-day operations of the Trust to its officers, subject to the Fund’s investment objective and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:
Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Fund Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee During the Past Five Years

Independent Trustees(2)
J. Michael Gaffney, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: 74)	Trustee	Since June 2004	Retired. Independent Consultant, NATIXIS Global Asset Management, 2004-2011.	9	None

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Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Fund Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee During the Past Five Years
Jean Carter 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: 58)	Trustee and Chairman of the Board	Since April 2008	Retired since 2005; Director of Investment Management Group for Russell Investment Group from 2000 to 2005.	9	Bridge Builder Trust.
Robert M. Fitzgerald 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: 63)	Trustee	Since April 2008	Retired from 2002-2005 and since 2007; Chief Financial Officer of National Retirement Partners from 2005 to 2007.	9	Hotchkis and Wiley Funds.
Craig Wainscott, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: 54)	Trustee	Since February 2012	Retired from Russell Investments, Managing Director, US Mutual Funds; Currently Partner with The Paradigm Project and advisor to early-stage companies.	9	None

“Interested” Trustees(3)
Jeff Busby, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: 55)	Trustee and President	Since July 2006 Since February 2012	Executive Director of the Advisor since January 2004.	9	None
Oliver Murray 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: 54)	Trustee	Since February 2012	CEO, Brandes Investment Partners & Co. since 2002; Managing Director – PCPM of the Advisor since 2011.	9	None

Officers of the Trust
Thomas M. Quinlan 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: 45)	Secretary	Since June 2003	Associate General Counsel to the Advisor since January 2006.	N/A	N/A
Gary Iwamura, CPA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: 59)	Treasurer	Since September 1997	Finance Director of the Advisor.	N/A	N/A
Roberta Loubier 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: 44)	Chief Compliance Officer	Since September 2015	Global Head of Compliance of the Advisor.	N/A	N/A
1      Trustees and officers of the Fund serve until their resignation, removal or retirement.

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2      Not “interested persons” of the Trust as defined in the 1940 Act.
3
“Interested persons” of the Trust as defined in the 1940 Act.  Jeff Busby is an interested person of the Trust because he is the President of the Trust and the Executive Director of the Advisor.  Oliver Murray is an interested person of the Trust, because he is Managing Director of the Advisor.

Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Advisor, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of which are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations.  In addition, the Advisor provides regular reports on the investment strategy and performance of the Fund.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal Board Meetings which are typically held quarterly, in person, and involve the Board’s review of recent operations.  In addition, various members of the Board also meet with management in less formal settings, between formal Board Meetings, to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established two standing committees, a Nominating Committee and an Audit Committee, which are discussed in greater detail below under “Board Committees.”  Currently, four of the six Trustees are Independent Trustees, who are not affiliated with the Advisor, the principal underwriter, or their affiliates.  Ms. Carter, an Independent Trustee, serves as Chairman of the Board.  The Nominating Committee and Audit Committee are comprised entirely of Independent Trustees.  The Independent Trustees also are advised by independent legal counsel. The Board has determined that this leadership structure is appropriate to ensure that the regular business of the Board is conducted efficiently while still permitting the Independent Trustees to effectively fulfill their fiduciary and oversight obligations.  The Board reviews its structure and the structure of its committees annually.

Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risk, business continuity risk), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Advisor as to investment risks of the Funds. In addition to these reports, from time to time the Board receives reports from the Administrator and the Advisor as to enterprise risk management.

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Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The current Trustees were selected with a view to establishing a board that would have the broad experience needed to oversee a registered investment company comprised of multiple series employing a variety of different investment strategies.  As a group, the Board has extensive experience in many different aspects of the financial services and asset management industries.  In addition, each of the Trustees has served on the Board for a number of years, and has gained substantial insight as to the operation of the Advisor and the Trust.

The Trustees were selected to join the Board based upon the following factors, among others:  character and integrity; willingness to service and to commit the time necessary to perform the duties of a Trustee; and as to a majority of the Board satisfying the criteria for not being classified as an “interested person” of the Trust as defined in the 1940 Act.

In addition to the information provided in the chart above, below is certain additional information concerning the professional experience of each Trustee. The information is not all-inclusive as relevant Trustee attributes also involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment and to ask incisive questions, and commitment to shareholder interests.

Mr. Gaffney has substantial mutual fund and investment advisory experience. He has been an Independent Trustee of the Cutler Trust (mutual funds); President and CEO of an institutional fixed income management firm; Chief Investment Officer of a private bank; Executive Vice President and Chief Investment Officer of an insurance company; Chairman of a closed-end investment company; and Chairman, CEO and a fixed income Portfolio Manager of an institutional asset management firm.

Ms. Carter has significant investment advisory experience as a senior executive of Russell Investment Group, serving as a managing director, member of the corporate operating committee and a member of the investment management group’s fund strategy committee.  These positions over the course of 23 years involved oversight of over 140 funds and the development of a mutual fund business joint venture.

Mr. Fitzgerald has substantial experience in public accounting as a Partner of PricewaterhouseCoopers primarily serving financial services companies.  He has also served as Chief Financial Officer of Pimco Advisors (a publicly traded asset manager and fund sponsor) and as Chief Financial Officer of National Retirement Partners and currently serves as a Trustee and chair of the audit committee of Hotchkis and Wiley Funds.

Mr. Wainscott has substantial mutual fund and financial services experience.  He has over 24 years of experience in the investment management business at Russell Investments where he served as a Managing Director in the U.S. mutual fund group, President of Russell Canada and Director of Russell Australia.  Mr. Wainscott has worked as a Chartered Financial Analyst (CFA) since 1985 and has experience with quantitative investment techniques, fund marketing and fund distribution.

Mr. Busby has significant investment advisory experience. He currently serves as Executive Director and a member of the Advisor’s Executive Committee.  As an Executive Committee member, he contributes to strategic decisions and guides the firm toward its vision and objectives.  He also contributes to the investment process as a member of the Advisor’s Investment Oversight Committee.
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Mr. Murray has significant investment advisory experience. He currently serves as Managing Director, Private Client Portfolio Management of the Advisor and Chief Executive Officer of the Advisor’s Toronto entity where he is responsible for all of the Advisor’s Canadian functional areas. Mr. Murray is responsible for client service, sales and marketing globally for the Advisor. Mr. Murray has served on the boards of a number of industry organizations and is past Chair of the board of directors of the Investment Funds Institute of Canada (IFIC). He has over 26 years of experience in the financial services industry.

Board Committees

Audit Committee.  The Board has an Audit Committee, which is comprised of the independent members of the Board, J. Michael Gaffney, Jean Carter, Craig Wainscott, and Robert Fitzgerald.  Mr. Fitzgerald is the Audit Committee Chair.  The Audit Committee reviews financial statements and other audit-related matters for the Trust, and serves as the Trust’s “qualified legal compliance committee”.  The Audit Committee also holds discussions with management and with the independent auditors concerning the scope of the audit and the auditor’s independence.  The Audit Committee met three times during the year ended September 30, 2015.

Nominating Committee.  The Board has a Nominating Committee, which is comprised of the independent members of the Board, J. Michael Gaffney, Jean Carter, Craig Wainscott, and Robert Fitzgerald.  Mr. Gaffney is the Nominating Committee Chair.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee will consider candidates for trustees nominated by shareholders.  Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust.  The Nominating Committee met two times during the year ended September 30, 2015.

Fund Shares Owned by Trustees as of December 31, 2015

Amount Invested Key
A.	$0
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	over $100,000

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	Dollar Range of Equity Securities Owned in the Funds									Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Name of Trustee	Core Plus Fund	Credit Focus Yield Fund	Global Equity Fund	Global Oppor- tunities Value Fund	Global Equity Income Fund	Interna- tional Equity Fund	Emer- ging Markets Value Fund	Interna- tional Small Cap Fund	SMART Fund
“Independent” Trustees
J. Michael Gaffney	C	C	C	C	C	C	C	C	C	E
Jean Carter	A	A	A	A	A	C	C	A	A	C
Robert Fitzgerald	A	A	A	C	A	A	C	C	A	D
Craig Wainscott	A	A	A	A	A	A	A	A	A	A
“Interested” Trustees
Jeff Busby	A	E	E	A	A	A	A	A	E	E
Oliver Murray	A	A	A	A	A	A	A	A	A	A

Compensation

The Trust pays Independent Trustees an annual retainer of $70,000 in quarterly installments of $17,500.  They also receive a fee of $1,000 for any special telephonic Board meetings held on dates other than scheduled Board meeting dates, and are reimbursed for any expenses incurred in attending meetings.  The Board Chairman receives an additional fee of $20,000 per year.  The Audit Committee and Nominating/Governance Committee Chairs each receive an additional fee of $5,000 per year and $1,000 per year, respectively.  No other compensation or retirement benefits are received by any Trustee or officer from the Funds.  The Advisor reimburses the Trust the portion of such amounts attributable to the Separately Managed Account Reserve Trust series of the Trust.  These compensation matters are subject to review by the Independent Trustees annually.

The table below shows the compensation paid to each Trustee for the fiscal period ended September 30, 2015:
Name	Core Plus Fund	Credit Focus Yield Fund	Global Equity Fund	Global Opportunities Value Fund	Global Equity Income Fund	International Equity Fund	International Small Cap Fund	Emerging Markets Value Fund	SMART Fund(1)	Total Compensation from Trust and Trust Complex(2) Paid to Trustees
J. Michael Gaffney (Independent Trustee)	$8,563	$8,563	$8,563	$6,028	$6,028	$8,563	$8,563	$8,563	$0	$72,000
Jean Carter (Independent Trustee)	$10,825	$10,825	$10,825	$7,611	$7,611	$10,825	$10,825	$10,825	$0	$91,000
Robert Fitzgerald (Independent Trustee)	$9,040	$9,040	$9,040	$6,361	$6,361	$9,040	$9,040	$9,040	$0	$76,000

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Name	Core Plus Fund	Credit Focus Yield Fund	Global Equity Fund	Global Opportunities Value Fund	Global Equity Income Fund	International Equity Fund	International Small Cap Fund	Emerging Markets Value Fund	SMART Fund(1)	Total Compensation from Trust and Trust Complex (2) Paid to Trustees
Craig Wainscott (Independent Trustee)	$8,444	$8,444	$8,444	$5,944	$5,944	$8,444	$8,444	$8,444	$0	$71,000
Jeff Busby (Interested Trustee)	None	N/A	None	None	None	None	N/A	None	N/A	None
Oliver Murray (Interested Trustee)	None	N/A	None	None	None	None	N/A	None	N/A	None
(1)	The Advisor pays all expenses of the SMART Fund. For the fiscal period ended September 30, 2015, the Advisor compensated Trustees in the amount of $36,880 on behalf of the SMART Fund.
(2)	Trust Complex includes nine series of the Trust.

Code of Ethics

The Trust, the Advisor and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act.  Each Code permits personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds, subject to certain conditions.  In accordance with the requirements of the Sarbanes-Oxley Act of 2002, the Trust has also adopted a supplemental Code of Ethics for its principal officers and senior financial officers.  Each Code has been filed as an exhibit to this registration statement and is available upon request by contacting the Trust.

PROXY VOTING PROCEDURES

The Funds do not invest in any security for the purpose of exercising control or management.  Because the Advisor is in a better position than the Board of Trustees to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly, the Funds have delegated their authority to vote proxies to the Advisor, subject to the supervision of the Board.  The Funds’ proxy voting policies are summarized below.

Policies of the Funds’ Investment Advisor

Subject to certain limited exceptions, it is the Advisor’s policy to vote all proxies received by each Fund in a timely manner.  Upon receiving each proxy the Advisor reviews the issues presented and makes a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted.  While the Advisor considers each vote on a case-by-case basis, the Advisor’s proxy voting guidelines are reviewed and approved annual by the Advisor’s Corporate Governance Committee and reflect the Advisor’s general approach to voting on issues the Advisor anticipate will arise, including such issues as Election of Director Nominees, Executive and Director Compensation, Majority of Board Independence, etc. The Advisor considers information from a variety of sources in evaluating the issues presented in a proxy.  The Advisor does not solicit or consider the views of individual shareholders of the Funds in voting proxies.  The Advisor generally supports policies, plans and structures that it believes provide quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners.  Conversely, the Advisor generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.

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The Advisor’s proxy voting procedures adhere to the following broad principles:

●
The right to vote proxies with respect to portfolio securities held by a Fund is an asset of the Fund.  The Advisor acts as a fiduciary of each Fund and must vote proxies in a manner consistent with the best interest of each Fund and its shareholders.

●
Where the Advisor is given responsibility for voting proxies, it must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of its clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts.

●	The financial interest of the clients is the primary consideration in determining how proxies should be voted.
●
In the case of social and political responsibility issues that in its view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of its clients and, thus, unless a client has provided other instructions, the Advisor generally votes in accordance with the recommendations of Institutional Shareholder Services, Inc. (“ISS”) on these issues, although, on occasion the Advisor may abstain from voting on these issues.

●	When making proxy-voting decisions, the Advisor generally adheres to its proxy voting guidelines.
●
Although clients do not always have proxy-voting policies, if a client has such a policy and instructs the Advisor to follow it, the Advisor is required to comply with it except in any instance in which doing so would be contrary to the economic interests of an employee benefit plan or otherwise imprudent or unlawful.

The Board has approved the Advisor’s proxy voting policies and procedures.  The Board will monitor the implementation of these policies to ensure that the Advisor’s voting decisions:

●	Are consistent with the Advisor’s fiduciary duty to each Fund and its shareholders;

●	Seek to maximize shareholder return and the value of Fund investments;

●	Promote sound corporate governance; and

●	Are consistent with each Fund’s investment objectives and policies.

International Proxy Voting

While the Advisor utilizes these proxy voting policies and procedures for both international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies.

For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically.  In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

For proxies of non-U.S. companies, however, it is typically both difficult and costly to vote proxies. The major difficulties and costs may include: (i) appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies, voting procedures for foreign shareholders, and restrictions on trading securities that are subject to proxy votes; (iv) arranging for a proxy to vote; and (v) evaluating the cost of voting. Furthermore, the operational hurdles to voting proxies vary by country.  As a result, the Advisor considers international proxy voting on a case-by-case basis. However, when the Advisor believes that an issue to be voted is likely to affect the economic value of the portfolio securities, that its vote may influence the ultimate outcome of the contest, and that the benefits of voting the proxy exceed the expected costs, the Advisor will make every reasonable effort to vote such proxies.

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Conflicts of Interest

The Advisor’s Corporate Governance Committee is responsible for identifying proxy voting proposals that present a conflict of interest in accordance with such criteria as the Corporate Governance Committee establishes from time to time.  If the Advisor receives a proxy relating to an issuer that raises a conflict of interest, the Corporate Governance Committee will determine whether the conflict is “material” to any specific proposal included within the proxy.  In situations where there is a conflict of interest between the interests of the Advisor and the interests of a Fund, the Advisor will take one of the following steps to resolve the conflict:

1.	Refer Proposal to the Board – The Advisor may refer the proposal to the Board of Trustees and obtain instructions from the Board on how to vote the proxy relating to that proposal.
2.
Obtain Fund Ratification – If the Advisor is in a position to disclose the conflict to the client (i.e., such information is not confidential), the Advisor may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the Fund and obtain the Fund’s consent to how the Advisor will vote on the proposal (or otherwise obtain instructions from the Board on how the proxy on the proposal should be voted).

3.
Use Predetermined Voting Policy – The Advisor may vote according to its Guidelines or, if applicable, the proxy voting policies mandated by the Funds, so long as the subject matter of the proposal is specifically addressed in the Guidelines or proxy voting policies such that the Advisor will not be exercising discretion on the specific proposal raising a conflict of interest.

4.
Use Independent Third Party recommendations for All Proposals – Subject to any Fund imposed proxy voting policies, the Advisor may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or Glass Lewis (or to have the third party vote such proxies).

5.
Use Independent Third Party recommendations to Vote the Specific Proposals that Involve a Conflict – Subject to any Fund imposed proxy voting policies, the Advisor may use an independent third party (such as ISS or Glass Lewis) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

In the event of a conflict between the interests of the Advisor and a Fund, the Advisor’s policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction to vote the proxies.  The Board has delegated this authority to the Independent Trustees, and the proxy voting direction in such a case will be determined by a majority of the Independent Trustees.

More Information

The actual voting records relating to portfolio securities of the Funds during the most recent 12-month period ended June 30 are available without charge, upon request by calling toll-free, 1-800-331-2979 or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Funds’ proxy voting policies and procedures is available by calling 1-800-331-2979 and will be sent within three business days of receipt of a request.

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PRINCIPAL HOLDERS OF SECURITIES

As of December 31, 2015, the following persons held of record more than 5% of the outstanding shares of the Funds; the Trust has no information regarding the beneficial owners of such securities.

Fund/Class	Shareholder Name & Address	% held as of December 31, 2015
Core Plus Fund – Class E Shares	TD Ameritrade (1) P.O. Box 2226 Omaha, NE 68103	44.94%
	Charles Schwab & Co., Inc. (1) 211 Main Street San Francisco, CA 94104	35.05%
	National Financial Services(1) 499 Washington Blvd., Fl. 5 Jersey City, NJ 07310-2010	12.30%
Core Plus Fund – Class I Shares	First Clearing, LLC(1) 2801 Market Street St. Louis, MO 63103-2523	35.86%
	UBS WM USA(1) 1000 Harbor Blvd., 5th Floor Weehawken, NJ 07086-6761	19.21%
	Woods/Mitchell Family Trust 11988 El Camino Real, Suite 600 San Diego, CA 92130	10.29%
	Charles Schwab & Co., Inc.(1) 211 Main Street San Francisco, CA 94104	7.63%
	Morgan Stanley Smith Barney(1) Plaza 2, 3rd Floor Jersey City, NJ 07311	6.69%
Core Plus Fund – Class A Shares	TD Ameritrade (1) P.O. Box 2226 Omaha, NE 68103	32.75%
	First Clearing, LLC(1) 2801 Market Street St. Louis, MO 63103-2523	32.35%
	UBS WM USA(1) 1000 Harbor Blvd, 5th Floor Weehawken, NJ 07086-6761	26.88%
	Morgan Stanley Smith Barney(1) Plaza 2, 3rd Floor Jersey City, NJ 07311	6.22%

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Fund/Class	Shareholder Name & Address	% held as of December 31, 2015
Credit Focus Yield Fund – Class A Shares	Charles Schwab & Co.(1) 211 Main Street San Francisco, CA 94104	93.60%
	RBC Capital Markets LLC(1) 676 Howell Street S Saint Paul, MN 55116-1219	5.73%
Credit Focus Yield Fund – Class I Shares	Roxanne Spicer Trust 11988 El Camino Real, Ste. 600 San Diego, CA 92130	32.14%
	Davis Trust 11988 El Camino Real, Ste. 600 San Diego, CA 92130	22.98%
	The Juice Trust 11988 El Camino Real, Ste. 600 San Diego, CA 92130	22.80%
	Woods/Mitchell Family Trust 11988 El Camino Real, Ste. 600 San Diego, CA 92130	16.91%

Fund/Class	Shareholder Name & Address	% held as of December 31, 2015
Global Equity Fund – Class I Shares	Roxanne Spicer Trust 11988 El Camino Real, Suite 600 San Diego, CA 92130	41.53%
	Charles Schwab & Co.(1) 211 Main Street San Francisco, CA 94105	17.20%
	First Clearing LLC(1) 2801 Market Street Saint Louis, MO 63103-2523	12.44%
	National Financial Services(1) 499 Washington Blvd., Fl. 5 Jersey City, NJ 07310-2010	8.50%
Global Equity Fund – Class E Shares	LPL Financial (1) 9785 Towne Center Dr. San Diego, CA 92121	91.54%
Global Equity Fund – Class A Shares	First Clearing LLC(1) 2801 Market Street Saint Louis, MO 63103-2523	46.19%
	Charles Schwab & Co. (1) 211 Main Street San Francisco, CA 94104	18.35%
	Morgan Stanley Smith Barney(1) Plaza 2, 3rd Floor Jersey City, NJ 07311	8.74%
	UBS WM USA(1) 1000 Harbor Blvd, 5th Floor Weehawken, NJ 07086	7.88%

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Fund/Class	Shareholder Name & Address	% held as of December 31, 2015
Global Equity Fund – Class C Shares	First Clearing LLC(1) 2801 Market Street Saint Louis, MO 63103-2523	40.94%
	Morgan Stanley Smith Barney(1) Plaza 2, 3rd Floor Jersey City, NJ 07311	22.96%
	UBS WM USA(1) 1000 Harbor Blvd, 5th Floor Weehawken, NJ 07086	21.31%

Fund/Class	Shareholder Name & Address	% held as of December 31, 2015
Global Equity Income Fund – Class I Shares	Walter James Brown Jr. and Kathryn S Justice Family Trust 11988 El Camino Real, Suite 600 San Diego, CA 92130	80.23%
	Kenneth Little 11988 El Camino Real, Suite 600 San Diego, CA 92130	16.17%
Global Equity Income Fund – Class A Shares	Brandes Investment Trust 11988 El Camino Real, Suite 600 San Diego, CA 92130	100.00%
Global Equity Income Fund – Class C Shares	Brandes Investment Trust 11988 El Camino Real, Suite 600 San Diego, CA 92130	100.00%

Fund/Class	Shareholder Name & Address	% held as of December 31, 2015
Global Opportunities Value Fund – Class I Shares	Roxanne Spicer Trust Tanya M. Johnson & Charles H. Brandes Trustees 11988 El Camino Real, Suite 600 San Diego, CA 92130	24.33%
	Edward W. Blodgett 11988 El Camino Real, Suite 600 San Diego, CA 92130	12.78%
	RBC Capital Markets LLC Jacquelyn Wentz Portfolio Focus 11988 El Camino Real, Suite 600 San Diego, CA 92130	8.43%
	Charles Schwab & Co. (1) 211 Main Street San Francisco, CA 94104	8.41%

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Fund/Class	Shareholder Name & Address	% held as of December 31, 2015
Global Opportunities Value Fund – Class A Shares	RBC Capital Markets LLC Bradley K. Simmons IRA 11988 El Camino Real, Suite 600 San Diego, CA 92130	57.18%
	Charles Schwab & Co. (1) 211 Main Street San Francisco, CA 94104	10.14%
	RBC Capital Markets LLC Heidi M. Keller IRA 11988 El Camino Real, Suite 600 San Diego, CA 92130	8.07%
	RBC Capital Markets LLC Colby J. Stirland Cindy S. Stirland 11988 El Camino Real, Suite 600 San Diego, CA 92130	6.39%
Global Opportunities Value Fund – Class C Shares	RBC Capital Markets LLC Jeanne A. Casteel Trustee Jackson Family Living Trust 11988 El Camino Real, Suite 600 San Diego, CA 92130	84.06%
	Stifel Nicolaus & Co., Inc. Karen Imbrosciano-Kemper 11988 El Camino Real, Suite 600 San Diego, CA 92130	15.63%

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Fund/Class	Shareholder Name & Address	% held as of December 31, 2015
International Equity Fund – Class I Shares	Great-West Trust Company LLC(1) 8515 E Orchard Road Greenwood Village, CO 80111-5002	39.50%
	Morgan Stanley Smith Barney(1) Plaza 2, 3rd Floor Jersey City, NJ 07311	15.25%
	Charles Schwab & Co. (1) 211 Main Street San Francisco, CA 94104	10.56%
	National Financial Services(1) 200 Liberty Street New York, NY 10281-1003	9.89%
International Equity Fund – Class E Shares	Morgan Stanley Smith Barney(1) Harborside Financial Center Jersey City, NJ 07311	24.01%
	UBS WM USA(1) 1000 Harbor Blvd, 5th Floor Weehawken, NJ 07086	18.26%
	LPL Financial (1) 9785 Towne Center Dr. San Diego, CA 92121	11.00%
	Pershing LLC(1) P.O. Box 2052 Jersey City, NJ 07303-2052	5.98%
International Equity Fund – Class A Shares	First Clearing LLC(1) 2801 Market Street Saint Louis, MO 63103-2523	32.48%
	UBS WM USA(1) 1000 Harbor Blvd, 5th Floor Weehawken, NJ 07086	30.95%
	Morgan Stanley Smith Barney(1) Plaza 2, 3rd Floor Jersey City, NJ 07311	14.31%
International Equity Fund – Class C Shares	Morgan Stanley Smith Barney(1) Plaza 2, 3rd Floor Jersey City, NJ 07311	47.58%
	First Clearing LLC(1) 2801 Market Street Saint Louis, MO 63103-2523	19.96%
	UBS WM USA(1) 1000 Harbor Blvd, 5th Floor Weehawken, NJ 07086	17.87%

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Fund/Class	Shareholder Name & Address	% held as of December 31, 2015
International Small Cap Fund – Class A Shares	Charles Schwab & Co. (1) 211 Main Street San Francisco, CA 94104-4151	33.58%
	UBS WM USA(1) 1000 Harbor Blvd, 5th Floor Weehawken, NJ 07086	9.06%
	TD Ameritrade Inc. (1) P.O. 2226 Omaha, NE 68103-2226	6.05%
International Small Cap Fund – Class I Shares	Charles Schwab & Co.(1) 211 Main Street San Francisco, CA 94104-4151	37.99%
	Morgan Stanley Smith Barney(1) Plaza 2, 3rd Floor Jersey City, NJ 07311	14.82%
	National Financial Services(1) 499 Washington Blvd., Fl 5 Jersey City, NJ 07311	14.04%
	UBS Financial Services(1) 1000 Harbor Blvd, 5th Floor Weehawken, NJ 07086	7.89%
	City of Los Angeles 8515 East Orchard Road Greenwood Village, CO 80111-5022	6.48%
	First Clearing LLC(1) 2801 Market Street Saint Louis, MO 63103-2523	5.15%
International Small Cap Fund – Class C Shares	UBS Financial Services(1) 1000 Harbor Blvd, 5th Floor Weehawken, NJ 07086	32.92%
	Morgan Stanley Smith Barney(1) Harborside Financial Center Jersey City, NJ 07311	28.92%
	First Clearing LLC(1) 2801 Market Street Saint Louis, MO 63103-2523	13.43%

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Fund/Class	Shareholder Name & Address	% held as of December 31, 2015
Emerging Markets Value Fund – Class I Shares	Charles Schwab & Co., Inc. (1) 101 Montgomery Street San Francisco, CA 94104-4151	28.47%
	Morgan Stanley Smith Barney(1) Plaza 2, 3rd Floor Jersey City, NJ 07311	17.14%
	UBS Financial Services(1) 1000 Harbor Blvd. Weehawken, NJ 07086	11.32%
	National Financial Services(1) 499 Washington Blvd., Fl 5 Jersey City, NJ 07311	8.67%
	First Clearing LLC(1) 2801 Market Street Saint Louis, MO 63103-2523	6.77%
Emerging Markets Value Fund – Class A Shares	National Financial Services (1) 499 Washington Blvd, Floor 5 Jersey City, NJ 07310-2010	62.67%
	Charles Schwab & Co. (1) 101 Montgomery Street San Francisco, CA 94104-4151	5.34%
Emerging Markets Value Fund – Class C Shares	First Clearing LLC (1) 2801 Market Street Saint Louis, MO 63103-2523	26.96%
	Morgan Stanley Smith Barney(1) Plaza 2, 3rd Floor Jersey City, NJ 07311	26.43%
	UBS Financial Services(1) 1000 Harbor Blvd. Weehawken, NJ 07086	12.73%

Fund/Class	Shareholder Name & Address	% held as of December 31, 2015
SMART Fund	First Clearing LLC (1) 2801 Market Street Saint Louis, MO 63103-2523	82.84%
	Charles Schwab & Co., Inc. (1) 101 Montgomery Street San Francisco, CA 94104-4151	8.10%
(1)	These shareholders represent the nominee accounts for many individual shareholder accounts; the Funds are not aware of the size or identity of any individual shareholder accounts.

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A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges that it controls a Fund.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of a Fund.

As of December 31, 2015, the Trustees and Officers as a group owned 1.94% of the voting securities of the Global Equity Fund, 3.60% of the Global Equity Income Fund, 21.33% of the Credit Focus Yield Fund and 2.81% of the SMART Fund.  As of December 31, 2015, the Trustees and Officer as a group owned less than 1% of the voting securities of the Emerging Markets Value Fund, the International Equity Fund, the International Small Cap Fund, the Global Opportunities Value Fund, and the Core Plus Fixed Income Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Advisory Agreement

Subject to the supervision of the Board, the Advisor provides investment management and services to the Funds, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  Under the Advisory Agreement, the Advisor provides a continuous investment program for the Funds and makes decisions and places orders to buy, sell or hold particular securities.  In addition to the fees payable to the Advisor and the Administrator, each Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Fund and its shares under federal and state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Fund and the legal obligations with respect to which the Trust or the Fund may have to indemnify the Trust’s officers and Trustees; and (xii) amortization of organization costs.

Under the Advisory Agreement, the Advisor and its officers, directors, agents, employees, controlling persons, shareholders and other affiliates will not be liable to any Fund for any error of judgment by the Advisor or any loss sustained by the Fund, except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.  In addition, the Funds will indemnify the Advisor and such other persons from any such liability to the extent permitted by applicable law.

The Advisory Agreement with respect to a Fund will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Trustees who are not parties to the Agreement or “interested persons” of the Fund as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board or by vote of a majority of the outstanding voting securities.

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As compensation, the Funds each pay the Advisor at an annual rate as shown below:

Fund	Annual Advisory Fee	Net Management Fee Received (after waivers or recoupments)
Core Plus Fixed Income Fund	0.35%	0.00%
Global Equity Fund	0.80%	0.34%
Global Opportunities Value Fund	0.95%	0.00%
Global Equity Income Fund	0.80%	0.00%
International Equity Fund	0.80% on average daily net assets up to $5.0 billion; and 0.70% on average daily net assets greater than $5.0 billion.	0.82%
Emerging Markets Value Fund	0.95% on average daily net assets up to $2.5 billion; 0.90% on average daily net assets from $2.5 billion to $5.0 billion; and 0.85% on average daily net assets great than $5.0 billion.	0.89%
SMART Fund	0.00%	0.00%
International Small Cap Fund	0.95%	0.99%
Credit Focus Yield Fund	0.50%	0.00%

The Board of Trustees or the holders of a majority of the outstanding voting securities of the Funds can terminate the Advisory Agreement with respect to the Funds at any time without penalty, on 60 days written notice to the Advisor.  The Advisor may also terminate the Advisory Agreement on 60 days written notice to the Funds.  The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

The Advisor has agreed that it will waive management fees and reimburse operating expenses of each Fund to the extent necessary to ensure that the expenses of the Fund do not exceed the amounts shown below during each fiscal year for the respective class (the “Expense Cap”).  Such agreement is currently in effect through January 31, 2017:

	Expense Caps
Fund	Class A	Class C	Class E	Class R6	Class I
Core Plus Fund	0.70%	N/A	0.70%	0.35%	0.50%
Credit Focus Yield Fund	0.85%	N/A	N/A	0.52%	0.60%
Global Equity Fund	1.25%	2.00%	1.25%	0.82%	1.00%
Global Equity Income Fund	1.25%	2.00%	N/A	0.82%	1.00%
Global Opportunities Value Fund	1.40%	2.15%	N/A	0.97%	1.15%
International Equity Fund	1.20%	1.95%	1.20%	0.82%	1.00%
International Small Cap Fund	1.40%	2.15%	N/A	1.00%	1.15%
Emerging Markets Value Fund	1.37%	2.12%	N/A	0.97%	1.12%
SMART Fund	N/A	N/A	N/A	N/A	N/A

With respect to the SMART Fund, the Advisor receives no fee for its services and is responsible for payment of all operating expenses of the Fund other than extraordinary expenses, including:  (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Fund and its shares under federal and state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xi) amortization of organization costs.  However, the Fund is an integral part of one or more “wrap-fee” programs sponsored by investment advisers and broker-dealers that are not affiliated with the Fund or the Advisor.  Participants in these programs pay a “wrap” fee to the sponsor of the program, a portion of which is paid to the Advisor pursuant to one or more agreements between the Advisor and the sponsors.

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Subject to Board approval, the Trust has agreed that the amount of any waiver or reimbursement will be repaid to the Advisor without interest at any time before the end of the third full fiscal year of a Fund after the fiscal year in which the waiver or reimbursement occurred, unless that repayment would cause the aggregate operating expenses of a Fund to exceed the Expense Cap for the fiscal year in which the waiver or reimbursement occurred or any lower expense cap in effect at the time of reimbursement.

Advisory fees, waiver and expense reimbursements/(recoupment) for the last three fiscal years were as follows:

Fiscal year ending September 30, 2015:	Gross Advisory Fee	Expenses Waived or Reimbursed/(Recouped)	Net Advisory Fees Paid
Core Plus Fund	$224,985	$224,985	$0(3)
Credit Focus Yield Fund	$147,379	$147,379	$0(2)
Global Equity Fund	$420,809	$244,583	$176,226
Global Equity Income Fund	$3,806	$3,806	$0(4)
Global Opportunities Value Fund	$19,414	$19,414	$0(5)
International Equity Fund	$4,525,591	($106,474)	$4,632,065
International Small Cap Fund	$7,289,083	($273,277)	$7,562,360
Emerging Markets Value Fund	$11,784,604	$728,917	$11,055,687
SMART Fund(1)	N/A	N/A	N/A

Fiscal year ending September 30, 2014:	Gross Advisory Fee	Expenses Waived or Reimbursed/(Recouped)	Net Advisory Fees Paid
Core Plus Fund	$131,768	$131,768	$0(3)
Credit Focus Yield Fund	$152,629	$152,629	$0(2)
Global Equity Fund	$367,519	$243,183	$124,336
International Equity Fund	$3,957,751	($54,937)	$4,012,688
International Small Cap Fund	$3,244,397	$86,310	$3,158,087
Emerging Markets Value Fund	$8,114,975	$379,267	$7,735,708
SMART Fund(1)	N/A	N/A	N/A

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Fiscal year ending September 30, 2013:	Gross Advisory Fee	Expenses Waived or Reimbursed/(Recouped)	Net Advisory Fees Paid
Core Plus Fund	$114,576	$114,576	$0(3)
Credit Focus Yield Fund	$138,726	$138,726	$0(2)
Global Equity Fund	$271,345	$255,029	$16,316
International Equity Fund	$3,560,287	$458,927	$3,101,360
International Small Cap Fund	$719,368	$238,680	$480,688
Emerging Markets Value Fund	$2,612,163	$334,348	$2,277,815
SMART Fund(1)	N/A	N/A	N/A

(1)	Pursuant to the Advisory Agreement, the Advisor receives no fee for its services with respect to the SMART Fund.
(2)
For the fiscal years ended September 30, 2015, 2014, and 2013, the Advisor waived fees and paid expenses for the Credit Focus Yield Fund in a total amount of $170,112, $170,772, and $198,558, respectively.

(3)	For the fiscal years ended September 30, 2015, 2014, and 2013, the Advisor waived fees and paid expenses for the Core Plus Fund in a total amount of $230,245, $259,463, and $237,047, respectively.
(4)	For the fiscal year ended September 30, 2015, the Advisor waived fees and paid expenses for the Global Equity Income Fund in a total amount of $174,992.
(5)	For the fiscal year ended September 30, 2015, the Advisor waived fees and paid expenses for the Global Opportunities Value Fund in a total amount of $215,095.

Portfolio Managers

The following includes information regarding the Funds’ portfolio managers and the accounts managed by each of them as of the dates indicated.

Core Plus Fund
Credit Focus Yield Fund
SMART Fund

The following chart provides information regarding other accounts managed by the portfolio managers of the Core Plus Fund, Credit Focus Yield Fund and SMART Fund as of December 31, 2015.

Portfolio Manager	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts
Charles Gramling, CFA	Registered Mutual Funds: 3 Other pooled investment vehicles: 4 Other accounts: 22 Total accounts: 29	Registered Investment Companies, other pooled investment vehicles and other accounts.	The advisory fees for these accounts are not based on the performance of the account.	Registered Mutual Funds: approximately $113 million Other pooled investment vehicles: approximately $125 million Other accounts: approximately $329 million

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Portfolio Manager	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts
David Gilson, CFA	Registered Mutual Funds: 3 Other pooled investment vehicles: 4 Other accounts: 22 Total accounts: 29	Registered Investment Companies, other pooled investment vehicles and other accounts.	The advisory fees for these accounts are not based on the performance of the account.	Registered Mutual Funds: approximately $113 million Other pooled investment vehicles: approximately $125 million Other accounts: approximately $329 million
Timothy Doyle, CFA	Registered Mutual Funds: 3 Other pooled investment vehicles: 4 Other accounts: 22 Total accounts: 29	Registered Investment Companies, other pooled investment vehicles and other accounts.	The advisory fees for these accounts are not based on the performance of the account.	Registered Mutual Funds: approximately $113 million Other pooled investment vehicles: approximately $125 million Other accounts: approximately $329 million

Global Equity Fund

Investment decisions with respect to the Global Equity Fund are the responsibility of the Advisor’s Global Large Cap Investment Committee (“Global Large Cap Committee”) which is comprised of a limited number of senior analysts and portfolio management professionals of the Advisor.  The voting members of the Global Large Cap Committee are listed below.  As an oversight function, the Advisor also has an Investment Oversight Committee that establishes broad standards and practices to be followed by   its product investment committees including the Global Large Cap Committee.  Messrs.  Brent Fredberg, Ted Kim, Kenneth Little and Brian Matthews are members of the Global Large Cap Committee.   The following chart provides information regarding other accounts managed by the members of the Advisor’s Global Large Cap Committee as of December 31, 2015.

Portfolio Manager	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts

Brent Fredberg	Registered Mutual Funds: 2 Other pooled investment vehicles: 13 Other accounts: 645 Total accounts: 660 (Managed by Global Large Cap Committee, including equity portion of Enhanced Income strategy)	Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.
The Advisor manages 1 account from which it receives an advisory fee based on the performance of the account.
Total assets in this 1 account is
$69 million

Registered Mutual Funds: $51 million Other pooled investment vehicles: $1,274 million Other accounts: $6,465 million

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Portfolio Manager	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts
Ted Kim, CFA
Registered Mutual Funds:  2
Other pooled investment vehicles: 17
Other accounts:  797
Total accounts: 816
(Managed by Global Large Cap Committee, Mid Cap Committee, and includes the equity portion of Enhanced Income strategy)
Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.
The Advisor manages 1 account from which it receives an advisory fee based on the performance of the account.
Total assets in this 1 account is
$69 million

Registered Mutual Funds: $51 million Other pooled investment vehicles: $1,385 million Other accounts: $6,718 million
Kenneth Little, CFA
Registered Mutual Funds:  3
Other pooled investment vehicles: 15
Other accounts:  645
Total accounts: 663
(Managed by Global Large Cap Committee, All Cap, and including equity portion of Enhanced Income strategy)
Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.
The Advisor manages 1 account from which it receives an advisory fee based on the performance of the account.
Total assets in this 1 account is
$69 million

Registered Mutual Funds: $59 million Other pooled investment vehicles: $1,419 million Other accounts: $6,465 million
Brian Matthews, CFA	Registered Mutual Funds: 2 Other pooled investment vehicles: 13 Other accounts: 645 Total accounts: 660 (Managed by Global Large Cap Committee, including equity portion of Enhanced Income strategy)	Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.
The Advisor manages 1 account from which it receives an advisory fee based on the performance of the account.
Total assets in this 1 account is
$69 million

Registered Mutual Funds: $51 million Other pooled investment vehicles: $1,274 million Other accounts: $6,465 million

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International Equity Fund

Investment decisions with respect to the International Equity Fund are the responsibility of the Advisor’s International Large Cap Investment Committee (“International Large Cap Committee”) which is comprised of a limited number of senior analysts and portfolio management professionals of the Advisor.  The voting members of the International Large Cap Committee are listed below.  As an oversight function, the Advisor also has an Investment Oversight Committee that establishes broad standards and practices to be followed by   its product investment committees including the International Large Cap Committee.  Messrs. Brent V. Woods, Jeffrey Germain, Shingo Omura, and Luiz Sauerbronn and Ms. Amelia Maccoun Morris are members of the International Large Cap Committee.  The following chart provides information regarding other accounts managed by the members of the Advisor’s International Large Cap Committee as of December 31, 2015.

Portfolio Manager	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts
Jeffrey Germain, CFA	Registered Mutual Funds: 1 Other pooled investment vehicles: 8 Other accounts: 711 Total accounts: 720 (Managed by International Large Cap Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.
The Advisor manages 2 accounts from which it receives an advisory fee based on the performance of the account.
Total assets in these 2 accounts are
$739million

Registered Mutual Funds: $634 million Other pooled investment vehicles: $1,423 million Other accounts: $8,641 million
Amelia Morris, CFA	Registered Mutual Funds: 1 Other pooled investment vehicles: 8 Other accounts: 711 Total accounts: 720 (Managed by International Large Cap Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.
The Advisor manages 2 accounts from which it receives an advisory fee based on the performance of the account.
Total assets in these 2 accounts are
$739 million

Registered Mutual Funds: $634 million Other pooled investment vehicles: $1,423 million Other accounts: $8,641 million

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Portfolio Manager	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts
Shingo Omura, CFA	Registered Mutual Funds: 1 Other pooled investment vehicles: 8 Other accounts: 711 Total accounts: 720 (Managed by International Large Cap Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.
The Advisor manages 2 accounts from which it receives an advisory fee based on the performance of the account.
Total assets in these 2 accounts are
$739 million

Registered Mutual Funds: $634 million Other pooled investment vehicles: $1,423 million Other accounts: $8,641 million
Luiz Sauerbronn	Registered Mutual Funds: 2 Other pooled investment vehicles: 14 Other accounts: 786 Total accounts: 802 (Managed by International Large Cap Committee and Small Cap Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.
The Advisor manages 2 accounts from which it receives an advisory fee based on the performance of the account.
Total assets in these 2 accounts are
$739 million

Registered Mutual Funds: $1,690 million Other pooled investment vehicles: $1945 million Other accounts: $9,306 million
Brent Woods, CFA	Registered Mutual Funds: 1 Other pooled investment vehicles: 8 Other accounts: 711 Total accounts: 720 (Managed by International Large Cap Committee and Small Cap Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.
The Advisor manages 2 accounts from which it receives an advisory fee based on the performance of the account.
Total assets in these 2 accounts are
$739 million

Registered Mutual Funds: $634 million Other pooled investment vehicles: $1,423 million Other accounts: $8,641 million

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International Small Cap Fund

Investment decisions with respect to the International Small Cap Fund are the joint responsibility of the Advisor’s Small Cap Investment Committee.   The following chart provides information regarding other accounts managed by the voting members of the Small Cap Investment Committee as of December 31, 2015.

Portfolio Manager	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts
Ralph Birchmeier, CFA	Registered Mutual Funds: 2 Other pooled investment vehicles: 8 Other accounts: 75 Total accounts: 85 (Managed by Small Cap Committee and All Cap Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.	The advisory fees for these accounts are not based on the performance of the account.	Registered Mutual Funds: $1,064 million Other pooled investment vehicles: $668 million Other accounts: $665 million
Luiz Sauerbronn	Registered Mutual Funds: 2 Other pooled investment vehicles: 14 Other accounts: 786 Total accounts: 802 (Managed by International Large Cap Committee and Small Cap Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.
The Advisor manages 2 accounts from which it receives an advisory fee based on the performance of the account.
Total assets in these 2 accounts are
$739 million

Registered Mutual Funds: $1,691 million Other pooled investment vehicles: $1,945 million Other accounts: $9,306 million
Yingbin Chen, CFA	Registered Mutual Funds: 1 Other pooled investment vehicles: 6 Other accounts: 75 Total accounts: 82 (Managed by Small Cap Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.	The advisory fees for these accounts are not based on the performance of the account.	Registered Mutual Funds: $1,056 million Other pooled investment vehicles: $522 million Other accounts: $665 million
Mark Costa, CFA	Registered Mutual Funds: 1 Other pooled investment vehicles: 6 Other accounts: 75 Total accounts: 82 (Managed by Small Cap Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.	The advisory fees for these accounts are not based on the performance of the account.	Registered Mutual Funds: $1,056 million Other pooled investment vehicles: $522 million Other accounts: $665 million

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Emerging Markets Value Fund

Investment decisions with respect to the Emerging Markets Value Fund are the responsibility of the Advisor’s Emerging Markets Investment Committee.   The following chart provides information regarding other accounts managed by the voting members of the Emerging Markets Investment Committee as of December 31, 2015.

Portfolio Manager	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts
Doug Edman, CFA	Registered Mutual Funds: 3 Other pooled investment vehicles: 6 Other accounts: 465 Total accounts: 474 (Managed by Emerging Markets Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for these accounts are not based on the performance of the account.
The Advisor manages 1 account from which it receives an advisory fee based on the performance of the account.
Total assets in this 1 account is
$54 million

Registered Mutual Funds: $1,052 million Other pooled investment vehicles: $743 million Other accounts: $2,385 million
Mauricio Abadia	Registered Mutual Funds: 3 Other pooled investment vehicles: 6 Other accounts: 465 Total accounts: 474 Managed by Emerging Markets Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for these accounts are not based on the performance of the account.
The Advisor manages 1 account from which it receives an advisory fee based on the performance of the account.
Total assets in this 1 account is
$54 million

Registered Mutual Funds: $1,052 million Other pooled investment vehicles: $743 million Other accounts: $2,385 million
Chris Garrett, CFA	Registered Mutual Funds: 3 Other pooled investment vehicles: 6 Other accounts: 465 Total accounts: 474 Managed by Emerging Markets Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for these accounts are not based on the performance of the account.
The Advisor manages 1 account from which it receives an advisory fee based on the performance of the account.
Total assets in this 1 account is
$54 million

Registered Mutual Funds: $1,052 million Other pooled investment vehicles: $743 million Other accounts: $2,385 million

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Portfolio Manager	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts
Louis Lau, CFA	Registered Mutual Funds: 3 Other pooled investment vehicles: 6 Other accounts: 465 Total accounts: 474 (Managed by Emerging Markets Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for these accounts are not based on the performance of the account.
The Advisor manages 1 account from which it receives an advisory fee based on the performance of the account.
Total assets in this 1 account is
$54 million

Registered Mutual Funds: $1,052 million Other pooled investment vehicles: $743 million Other accounts: $2,385 million

Gerardo Zamorano, CFA	Registered Mutual Funds: 4 Other pooled investment vehicles: 8 Other accounts: 465 Total accounts: 477 (Managed by Emerging Markets Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for these accounts are not based on the performance of the account.
The Advisor manages 1 account from which it receives an advisory fee based on the performance of the account.
Total assets in this 1 account is
$54 million

Registered Mutual Funds: $1,060 million Other pooled investment vehicles: $888 million Other accounts: $2,385 million

Global Opportunities Value Fund
Investment decisions with respect to the Global Opportunities Value Fund are the responsibility of the Advisor’s All-Cap Investment Committee (“All-Cap Committee”) which is comprised of a limited number of senior analysts and portfolio management professionals of the Advisor. The voting members of the All-Cap Committee are listed below. As an oversight function, the Advisor also has an Investment Oversight Committee that establishes broad standards and practices to be followed by its product investment committees including the All-Cap Committee. Messrs. Ralph Birchmeier, Charles Brandes, Kenneth Little, Michael Hutchens, and Gerardo Zamorano are members of the All-Cap Committee. The following chart provides information regarding other accounts managed by the portfolio managers of the Global Opportunities Value Fund as of December 31, 2015

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Portfolio Manager	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts
Ralph Birchmeier, CFA	Registered Mutual Funds: 2 Other pooled investment vehicles: 8 Other accounts: 75 Total accounts: 85 (Managed by All Cap Committee and the Small Cap Committee )	Registered Investment Companies, other pooled investment vehicles and other accounts.	The advisory fees for these accounts are not based on the performance of the account.	Registered Mutual Funds: $1,064 million Other pooled investment vehicles: $668 million Other accounts: $665 million
Charles Brandes, CFA	Registered Mutual Funds: 1 Other pooled investment vehicles: 2 Other accounts: 0 Total accounts: 3 (Managed by All Cap Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.	The advisory fees for these accounts are not based on the performance of the account.	Registered Mutual Funds: $8 million Other pooled investment vehicles: $146 million Other accounts: $0 million
Kenneth Little, CFA
Registered Mutual Funds:  3
Other pooled investment vehicles: 15
Other accounts:  645
Total accounts: 663
(Managed by the All Cap and Global Large Cap Committees, including equity portion of Enhanced Income strategy)
Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.
The Advisor manages 1 account from which it receives an advisory fee based on the performance of the account.
Total assets in this 1 account is
$69 million

Registered Mutual Funds: $59 million Other pooled investment vehicles: $1,419 million Other accounts: $6,465 million
Michael Hutchens, CFA	Registered Mutual Funds: 1 Other pooled investment vehicles: 6 Other accounts: 151 Total accounts: 158 (Managed by Mid Cap Committee and All Cap Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.	The advisory fees for these accounts are not based on the performance of the account.	Registered Mutual Funds: $8 million Other pooled investment vehicles: $258 million Other accounts: $253 million
Gerardo Zamorano, CFA	Registered Mutual Funds: 4 Other pooled investment vehicles: 8 Other accounts: 465 Total accounts: 477 (Managed by the All Cap Committee and Emerging Markets Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for these accounts are not based on the performance of the account.
The Advisor manages 1 account from which it receives an advisory fee based on the performance of the account.
Total assets in this 1 account is
$54 million

Registered Mutual Funds: $1,060 million Other pooled investment vehicles: $888 million Other accounts: $2,385 million

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Global Equity Income Fund

Investment decisions with respect to the Global Equity Income Fund are the responsibility of the Advisor’s Global Large Cap Investment Committee (“Global Large Cap Committee”) which is comprised of a limited number of senior analysts and portfolio management professionals of the Advisor.  The voting members of the Global Large Cap Committee are listed below.  As an oversight function, the Advisor also has an Investment Oversight Committee that establishes broad standards and practices to be followed by   its product investment committees including the Global Large Cap Committee.  Messrs.  rent Fredberg, Ted Kim, Kenneth Little and Brian Matthews are members of the Global Large Cap Committee.   The following chart provides information regarding other accounts managed by the members of the Advisor’s Global Large Cap Committee as of December 31, 2015.

Portfolio Manager	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts

Brent Fredberg	Registered Mutual Funds: 2 Other pooled investment vehicles: 13 Other accounts: 645 Total accounts: 660 (Managed by Global Large Cap Committee, including equity portion of Enhanced Income strategy)	Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.
The Advisor manages 1 account from which it receives an advisory fee based on the performance of the account.
Total assets in this 1 account is
$69 million

Registered Mutual Funds: $51 million Other pooled investment vehicles: $1,274 million Other accounts: $6,465 million
Ted Kim, CFA
Registered Mutual Funds:  2
Other pooled investment vehicles: 17
Other accounts:  797
Total accounts: 816
(Managed by Global Large Cap Committee, Mid Cap Committee, and includes the equity portion of Enhanced Income strategy)
Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.
The Advisor manages 1 account from which it receives an advisory fee based on the performance of the account.
Total assets in this 1 account is
$69 million

Registered Mutual Funds: $51 million Other pooled investment vehicles: $1,385 million Other accounts: $6,718 million

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Portfolio Manager	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts
Kenneth Little, CFA
Registered Mutual Funds:  2
Other pooled investment vehicles: 15
Other accounts:  645
Total accounts: 663
(Managed by Global Large Cap Committee, All Cap, and including equity portion of Enhanced Income strategy)
Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.
The Advisor manages 1 account from which it receives an advisory fee based on the performance of the account.
Total assets in this 1 account is
$69 million

Registered Mutual Funds: $51 million Other pooled investment vehicles: $1,419 million Other accounts: $6,465 million
Brian Matthews, CFA	Registered Mutual Funds: 2 Other pooled investment vehicles: 13 Other accounts: 645 Total accounts: 660 (Managed by Global Large Cap Committee, including equity portion of Enhanced Income strategy)	Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.
The Advisor manages 1 account from which it receives an advisory fee based on the performance of the account.
Total assets in this 1 account is
$69 million

Registered Mutual Funds: $51 million Other pooled investment vehicles: $1,274 million Other accounts: $6,465 million

Compensation

As of September 30, 2015, the Advisor’s compensation structure for portfolio managers/analysts consists of: competitive base salaries, participation in an annual bonus plan, and eligibility for participation in the firm’s equity through partnership or phantom equity.

The base salary for each of the portfolio managers is fixed.  Participation in the annual bonus plan is linked to a number of qualitative and quantitative evaluation criteria.  The criteria include research productivity, performance of portfolio management professionals, and the attainment of client service goals.  Compensation is not based on the performance of the Fund or other accounts.  There is no difference between the method used to determine the compensation of the portfolio managers with respect to the Fund and the other accounts managed by the portfolio managers.

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Security Ownership of the Funds by the Portfolio Managers

Fund and Portfolio Manager	Investment Range

Brandes International Equity Fund
Jeffrey Germain	$50,001 to $100,000
Amelia Morris	$10,001 to $50,000
Shingo Omura	$100,001 to $500,000
Luiz Sauerbronn	$100,001 to $500,000
Brent Woods	Over $1,000,000

Brandes Global Equity Fund
Brent Fredberg	$100,001 to $500,000
Ted Kim	$100,001 to $500,000
Kenneth Little	$100,001 to $500,000
Brian Matthews	$50,001 to $100,000

Brandes Global Equity Income Fund
Kenneth Little	$100,001 to $500,000

Brandes International Small Cap Equity Fund
Ralph Birchmeier	$100,001 to $500,000
Yingbin Chen	$100,001 to $500,000
Mark Costa	$100,001 to $500,000
Luiz Sauerbronn	$100,001 to $500,000

Brandes Emerging Markets Value Fund
Doug Edman	$100,001 to $500,000
Christopher Garrett	$1 to $10,000
Louis Lau	$100,001 to $500,000
Gerardo Zamorano	$100,001 to $500,000

Brandes Global Opportunities Value Fund
Charles Brandes	Over $1,000,000
Kenneth Little	$100,001 to $500,000
Gerardo Zamorano	$10,001 to $50,000
Ralph Birchmeier	$10,001 to $50,000
Michael Hutchens	$50,001 to $100,000

Brandes Core Plus Fixed Income Fund
Timothy Doyle	$10,001 to $50,000
David Gilson	$1 to $10,000

Brandes Credit Focus Yield Fund
David Gilson	$10,001 to $50,000

No portfolio managers owned shares of the SMART Fund.

Material Conflicts of Interest That May Arise

Investment Opportunities. It is possible that at times identical securities will be held by more than one fund and/or account managed by the Advisor.  If one of the Advisor’s investment committees identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity with a single trade due to partial trade execution of a purchase or sale order across all eligible funds and other accounts.  In order to address these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple accounts.  For all client accounts, including the International, International Small Cap, Global and Emerging Markets Value Funds, that are able to participate in aggregated transactions, the Advisor utilizes a rotational equity client trading system to execute client transactions in order to provide, over the long-run, fair treatment for each account.  For fixed income client accounts, including the Core Plus, Credit Focus and SMART Funds, the Adviser generally uses a pro-rata allocation method, based on account market value.

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Investment in the Fund. Members of the Advisor’s investment committees may invest in a fund or other accounts that they are involved in the management of and a conflict may arise where they may therefore have an incentive to treat the fund that they invest in preferentially as compared to other accounts.  In order to address this potential conflict, the Advisor’s investment decision-making and trade allocation policies and methodologies as described above are designed to ensure that none of the Advisor’s clients are disadvantaged in the Advisor’s management of accounts.

Performance-Based Fees. For a small number of accounts, the Advisor may be compensated based on the profitability of the account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to other accounts where the Advisor is paid based on a percentage of assets in that the portfolio manager may have an incentive to allocate securities preferentially to the accounts where the Advisor might share in investment gains.  In order to address these potential conflicts, the Advisor’s investment decision-making and trade allocation policies and procedures are designed to ensure that none of the Advisor’s clients are disadvantaged in the Advisor’s management of accounts.

Compliance Program. Additionally, the Advisor’s internal controls are tested on a routine schedule as part of the firm’s compliance monitoring program.  Many of the firm’s compliance policies and procedures, particularly those involving the greatest risk potential are reviewed on a regular basis firm-wide by committees that include representatives from various departments within the Advisor, including personnel who are responsible for carrying out the job functions covered by the specific policies and procedures; representatives of the Legal and Compliance department (including the CCO); representatives of operations; and other representatives of senior management.

The compliance committees meet on a periodic basis to review the applicable compliance policies and procedures, any suspected instances of non-compliance and discuss how the policy and procedures have worked and how they may be improved.  The specific operations of the various compliance committees are set forth in the compliance policies for the particular program area.  The compliance committees utilize a risk-based approach in reviewing the compliance policies and procedures.

Administration Agreement

U.S. Bancorp Fund Services, LLC (“USBFS”), 615 E. Michigan Street, Milwaukee, Wisconsin 53202, serves as Administrator for the Funds, subject to the overall supervision of the Trustees.  The Administrator is responsible for providing such services as the Trustees may reasonably request, including but not limited to (i) maintaining the Funds’ books and records (other than financial or accounting books and records maintained by any custodian, transfer agent or accounting services agent); (ii) overseeing the Funds’ insurance relationships; (iii) preparing for the Funds (or assisting counsel and/or auditors in the preparation of) all required tax returns, proxy statements and reports to the Funds’ shareholders and Trustees and reports to and other filings with the Securities and Exchange Commission and any other governmental agency; (iv) preparing such applications and reports as may be necessary to register or maintain the Funds’ registration and/or the registration of the shares of the Funds under the blue sky laws of the various states; (v) responding to all inquiries or other communications of shareholders; (vi) overseeing all relationships between the Funds and any custodian(s), transfer agent(s) and accounting services agent(s); and (vii) authorizing and directing any of the Administrator’s directors, officers and employees who may be elected as Trustees or officers of the Trust to serve in the capacities in which they are elected. The Trust’s Agreement with the Administrator contains limitations on liability and indemnification provisions similar to those of the Advisory Agreement described above.

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For its services, the Administrator receives a fee at the annual rate of 0.03% of the first $1 billion of the Trust’s average daily net assets and 0.02% thereafter, subject to a $50,000 annual minimum for each Fund which is allocated across the Trust based on average net assets.

During the fiscal years ended September 30, 2015, 2014 and 2013, each Fund paid the following administration fees:

Fund	2015	2014	2013
Core Plus Fund	$15,611	$9,408	$12,002
Credit Focus Yield Fund	$7,261	$7,775	$10,318
Global Equity Fund	$13,993	$12,507	$12,377
Global Equity Income Fund(2)	$534	N/A	N/A
Global Opportunities Value Fund(2)	$1,062	N/A	N/A
International Equity Fund	$135,374	$127,078	$141,538
International Small Cap Fund	$183,551	$85,303	$26,971
Emerging Markets Value Fund	$302,013	$213,889	$97,654
SMART Fund (1)	N/A	N/A	N/A
(1)	Pursuant to the Administration Agreement with USBFS, the Advisor pays all fees and reimbursable expenses with respect to the SMART Fund.
(2)	The Global Opportunities Value Fund and the Global Equity Income Fund commenced operations on December 31, 2014.

Distribution Agreement

  The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Advisory Agreement.  Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the 1933 Act.  The Advisor pays the Distributor’s fees.  The Distributor is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

PORTFOLIO TRANSACTIONS AND BROKERAGE

In all purchases and sales of securities for the Funds, the primary consideration is to seek to obtain the most favorable price and execution available.  Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute portfolio transactions, subject to the instructions of and review by the Board.

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The Funds may purchase portfolio securities directly from issuers or from underwriters.  Where possible, it makes purchases and sales through dealers (including banks) which specialize in the types of securities involved, unless better executions are available elsewhere.  Dealers and underwriters usually act as principals for their own accounts.  Purchases from underwriters include a commission paid by the issuer to the underwriter and purchases from dealers include the spread between the bid and the asked price.

In placing portfolio transactions, the Advisor uses its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available.  It considers the full range and quality of services available in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.

For equity trading, the Advisor has a formal broker evaluation process based on an annual survey of its research analysts.  Target trading allocations to brokerage firms are established, based on evaluation of factors such as proprietary research, access to analysts, coordination of visits from management of portfolio companies, and participation in industry conferences.  In connection with fixed income trading, the Advisor does not establish target allocations, but rather reviews trading volumes by broker each month in light of the aforementioned factors and adjusts trading strategies appropriately.  However, the decision to select a broker-dealer for a particular transaction is based on its ability to provide the most favorable price and execution as discussed above.

FINRA has adopted rules governing FINRA members’ execution of investment company portfolio transactions. These rules prohibit broker-dealers from selling the shares of, or acting as an underwriter for, any investment company if the broker-dealer knows or has reason to know that the investment company or its investment adviser or underwriter have directed brokerage arrangements in place that are intended to promote the sale of investment company securities. The Advisor does not consider whether a broker-dealer sells shares of the Fund when allocating the Fund’s brokerage.

The Advisor may obtain proprietary and third party research through client commission arrangements.  In a client commission arrangement, the Advisor agrees with a broker effecting trades for its client accounts that a portion of the commissions paid by the accounts will be credited to purchase research services either from the executing broker or another research provider, as directed from time to time by the Advisor.  The research provided in connection with such arrangements is intended to comply with Section 28(e) of the Securities Exchange Act of 1934, as amended, and the SEC’s related interpretive guidance.  Participating in client commission arrangements enables the Advisor to consolidate payments for research services through one or more channels using accumulated client commissions and helps to facilitate the Advisor’s receipt of research services and ability to provide best execution in the trading process.

The Advisor makes investment decisions for the Funds independently from those of the Advisor’s other client accounts.  Nevertheless, at times the same securities may be acceptable for the Fund and for one or more of such client accounts.  To the extent any of these client accounts and the Fund seek to acquire the same security at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If the Funds and one or more of such other client accounts simultaneously purchases or sells the same security, the Advisor allocates each day’s transactions in such security between the Funds and all such client accounts as it decides is fair, taking into account the amount being purchased or sold and other factors it deems relevant.  In some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

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During the fiscal periods ended September 30, 2015, 2014 and 2013, the Funds paid total brokerage commissions as follows:

Fund	2015	2014	2013
Core Plus Fund	$14	$0	$2
Credit Focus Yield Fund	$35	$1	$7
Global Equity Fund	$31,106	$34,365	$23,309
Global Equity Income Fund(1)	$439	N/A	N/A
Global Opportunities Value Fund(1)	$2,791	N/A	N/A
International Equity Fund	$478,673	$518,170	$174,773
Emerging Markets Value Fund	$1,550,803	$2,074,600	$543,939
International Small Cap Fund	$834,189	$706,174	$96,839
SMART Fund	$683	$30	$183

(1)	The Global Opportunities Value Fund and the Global Equity Income Fund commenced operations on December 31, 2014.

As of the close of the fiscal year ended September 30, 2015, the Funds listed below owned securities of their regular broker-dealers as defined by Rule 10b-1 under the 1940 Act.  (Generally, a regular broker or dealer of an investment company is one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from participating in portfolio transactions, engaged as principal in the largest dollar amount of portfolio transactions, or sold the largest dollar amount of portfolio securities during the Fund's most recent fiscal year).

Core Plus Fund

Broker-dealer	Amount
Bank of America	$402,870
Citigroup, Inc.	$964,692
Goldman Sachs Group, Inc.	$520,117
JP Morgan Chase & Co.	$1,646,419

Credit Focus Yield Fund

Broker-dealer	Amount
Bank of America	$499,763
Citigroup, Inc.	$545,024
Goldman Sachs Group, Inc.	$374,017
JP Morgan Chase & Co.	$1,184,175

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Global Equity Fund

Broker-dealer	Amount
Bank of America	$548,915
Bank of New York Mellon	$829,980
Barclays Plc	$555,261
Citigroup, Inc.	$1,263,864
HSBC Holdings Plc	$521,956
State Street Corp.	$865,530

UBS AG	$867,648

Global Equity Income Fund

Broker-dealer	Amount
Bank of America	$17,170
Goldman Sachs	$16,634
HSBC Holdings Plc	$9,384
Morgan Stanley	$16,351
UBS AG	$13,681

Global Opportunities Value Fund

Broker-dealer	Amount
Bank of America	$33,497
Barclays PLC	$39,872
Citigroup	$73,919

International Equity Fund

Broker-dealer	Amount
Barclays Plc	$95,697,789
Credit Suisse	$7,087,503
HSBC Holdings Plc	$8,751,694
UBS AG	$9,764,265

SMART Fund

Broker-dealer	Amount
JP Morgan Chase & Co.	$6,549,319
Goldman Sachs Group, Inc.	$1,753,205

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Net Asset Value
The net asset value per share of each Class of each of the Funds is calculated by adding the value of all portfolio securities and other assets of the Funds attributable to the Class, subtracting the liabilities of the Funds attributable to the Class, and dividing the result by the number of outstanding shares of such Class.  Assets attributable to a Class consist of the consideration received upon the issuance of shares of the Class together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, and any funds or payments derived from any reinvestment of such proceeds.

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Net asset value for purposes of pricing purchase and redemption orders is determined as of 4:00 p.m. Eastern time, the normal close of regular trading hours on the New York Stock Exchange, on each day the Exchange is open for trading and the Federal Reserve Bank’s Fedline System is open.  Currently, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Securities that are traded on a national or foreign securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the last bid and ask price.

Over-the-counter (“OTC”) equity securities included in the NASDAQ National Market System (“NMS”) are priced at the NASDAQ official closing price (“NOCP”).  Equity securities traded on the NMS for which the NOCP is not available, and equity securities traded in other over-the-counter markets, are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the last bid and ask price.  Bonds, notes, debentures and other debt securities are valued using the bid price on the day of valuation. Repurchase agreements and demand notes, for which neither pricing service nor market maker prices are available, are valued at amortized cost valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued as described on Page B-83).

Options listed on an exchange are valued at the last sales price at the close of trading on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange on the day of valuation or, if there was no sale on the applicable options exchange on such day, at the mean between the bid and ask price on any of such exchanges on such day closest to the close of the New York Stock Exchange on such day.  However, if an exchange closes later than the New York Stock Exchange (“NYSE”) on the day of valuation, options that are traded on the NYSE are valued at the last sale price on such exchange as of the close of the NYSE on such day (or, if there was no sale on such day, at the previous business day’s last price coinciding with the close of the NYSE).  OTC options are valued at the average between the bid and asked prices on the day of valuation provided by a dealer selected by the Advisor.  On a monthly basis, the Advisor obtains bid and asked prices from at least two other dealers engaged in OTC options transactions for the purpose of comparison with the then current valuations of OTC options written or held by the Fund.  In addition, the Advisor on a daily basis monitors the market prices on the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

Futures contracts and options listed on a national exchange are valued at the sale price on the exchange on which they are traded at the close of the Exchange or, in the absence of any sale on the valuation date, at the mean between the bid and ask prices on any of such exchanges on such day closest to the close of the New York Stock Exchange.  Short-term securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, for which reliable market quotations are readily available, are valued at current market quotations as provided by an independent pricing service or principal market maker. Bonds and other fixed-income securities (other than the short-term securities described above) are valued using the bid price as provided by an independent pricing service (which uses information provided by market makers or estimates of market value).

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Foreign securities markets normally complete trading well before the close of the New York Stock Exchange.  In addition, foreign securities trading may not take place on all days on which the New York Stock Exchange is open for trading, and may occur in certain foreign markets on days on which the Fund’s net asset value is not calculated.  Except as described below, calculations of net asset value will not reflect events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange.  The Fund translates assets or liabilities expressed in foreign currencies into U.S. dollars based on the spot exchange rates at 4:00 p.m., Eastern time, or at such other rates as the Advisor may determine to be appropriate.

The Funds may use a pricing service approved by the Board.  Prices provided by such a service represent evaluations of the current bid price, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data.  Such services also may use electronic data processing techniques and/or a matrix system to determine valuations.

The Funds value securities and other assets for which market quotations are not readily available at fair value as determined in good faith, pursuant to policies and procedures approved by the Board. Fair values are determined by a valuation committee of the Advisor, in consultation with the Advisor’s portfolio managers and research and credit analyst, on the basis of factors such as the cost of the security or asset, transactions in comparable securities or assets, relationships among various securities and assets, and other factors as the Advisor may determine will affect materially the value of the security.  If the Advisor’s valuation committee is unable to determine a fair value for a security, a meeting of the Board is called promptly to determine what action should be taken.  All determinations of such committee are reviewed at the next meeting of the full Board.  In addition, the Board has approved the use of FT Interactive Data Corporation (“FT Interactive”) to assist in determining the fair value of the Fund’s foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchange no longer represent the amount that the Fund could expect to receive for the securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index.

An example of how the Funds calculated the net asset value per share as of September 30, 2015 is as follows:

Core Plus Fund
Class I Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$72,090,232	=	$9.20
7,839,758

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Class E Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$1,892,760	=	$9.22
205,289

Class A Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$2,113,244	=	$9.14
231,230

Credit Focus Fund
Class I Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$27,324,043	=	$10.02
2,727,824

Class A Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$2,051,834	=	$10.02
204,796

Global Equity Fund
Class I Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$46,039,748	=	$21.95
2,097,118

Class E Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$233,202	=	$21.55
10,821

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Class A Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$1,809,021	=	$21.85
82,782

Class C Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$2,422,023	=	$21.73
111,484

Global Equity Income Fund
Class I Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$604,472	=	$9.57
63,154

Class A Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$92	=	$9.62
10

Class C Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$97	=	$9.60
10

Global Opportunities Value Fund
Class I Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$3,023,990	=	$9.33
324,248

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Class A Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$291,264	=	$9.36
31,133

Class C Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$26,428	=	$9.33
2,832

International Equity Fund
Class I Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$562,494,943	=	$14.92
37,690,311

Class E Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$1,680,610	=	$14.89
112,895

Class A Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$13,079,479	=	$14.90
877,936

Class C Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$12,038,062	=	$14.79
813,957

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International Small Cap Fund
Class I Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$877,559,567	=	$12.61
69,592,101

Class A Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$79,078,641	=	$12.58
6,288,497

Class C Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$15,204,552	=	$12.42
1,224,041

Emerging Markets Value Fund
Class I Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$725,169,529	=	$6.21
116,722,638

Class A Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$295,582,106	=	$6.19
47,723,995

Class C Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$18,388,829	=	$6.15
2,989,102

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SMART Fund

Net Assets	=	Net Asset Value per share
Shares Outstanding
$159,766,163	=	$8.69
18,383,863

Computation of Class A Offering Price.
Class A shares are sold at their NAV plus a sales charge.  Below is an example of the method of computing the offering price of Class A shares of a Fund.  The example assumes a purchase of Class A shares of a Fund aggregating less than $50,000 based upon the NAV of the Fund’s Class A shares as of its most recent fiscal year end.

Computation of Class A Offering Price
Fund	Net Asset Value Per Share	Sales Charge Per Share	Offering Price Per Share
Global Equity Fund	$21.85	5.75%	$23.19

Extraordinary Circumstances Affecting Redemptions.
Under the extraordinary circumstances discussed under Section 22(e) under the 1940 Act, the Trust may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days for any Fund.  Generally, those extraordinary circumstances are when: (1) the New York Stock Exchange is closed or trading thereon is restricted; (2) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonable or practical; or (3) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Purchases and Redemptions Through Brokers and/or Their Affiliates.
A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses.  The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker’s authorized designee, receives the order, and such orders will be priced based on the Fund’s NAV next calculated after they are received by the authorized broker or the broker’s designee.

SHAREHOLDER SERVICE PLAN

The Trust has adopted a Shareholder Service Plan on behalf of certain Funds that allows a Fund to pay fees to broker-dealers and other financial intermediaries for certain non-distribution services provided to Class E shareholders of the Core Plus, Global and International Equity Funds, as well as Class C Shares of the Global Equity, International Equity, International Small Cap and Emerging Markets Value Funds which commenced operations on January 31, 2013 and the Class C Shares of the Global Opportunities and Global Equity Income Funds which commenced operations on December 31, 2014.  Because these fees are paid out of the assets attributable to each applicable Fund’s share class, over time they will increase the cost of your investment in such shares.  The maximum annual shareholder servicing fees paid as a percentage of the average daily net assets of each Fund under the Shareholder Service Plan are as follows:

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	Maximum Shareholder Servicing Fee
Fund	Class C Shares	Class E Shares*
Core Plus Fund	N/A	0.25%
Credit Focus Yield Fund	N/A	N/A
Global Equity Fund	0.25%	0.25%
Global Opportunities Value Fund	0.25%	N/A
Global Equity Income Fund	0.25%	N/A
International Equity Fund	0.25%	0.25%
International Small Cap Fund	0.25%	N/A
Emerging Markets Value Fund	0.25%	N/A
SMART Fund	N/A	N/A
*
Effective October 1, 2015, the Class E Shares for the Funds were closed to new investors. Accordingly, as of that date the Funds discontinued all sales of Class E Shares, except shares purchased: (1) through the reinvestment of dividends and distributions; and (2) by retirement plans (other than traditional IRAs, SIMPLE IRAs, Roth IRAs, SEP plans and SARSEP plans) that have already selected a Fund as an investment option.  The Funds may relax this restriction on sales of shares at the discretion of the Board of Trustees from time to time.

As authorized by the Shareholder Service Plan, each Fund may enter into a Shareholder Service Agreement with a service provider pursuant to which the service provider agrees to provide certain shareholder support services to its customers who own Classes C and E shares of the Fund.  Such shareholder support services may include, but are not limited to: (1) maintaining shareholder accounts; (2) providing information periodically to shareholders showing their positions in shares; (3) arranging for bank wires; (4) responding to shareholder inquiries relating to the services performed by the service provider; (5) responding to inquiries from shareholders concerning their investments in shares; (6) forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (7) processing purchase, exchange and redemption requests from shareholders and placing such orders with the Fund or its service providers; (8) assisting shareholders in changing dividend options, account designations, and addresses; (9) providing sub-accounting with respect to shares beneficially owned by shareholders; (10) processing dividend payments from the Fund on behalf of shareholders; and (11) providing such other similar services as the Fund may reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

DISTRIBUTION PLAN

The Trust has adopted a Distribution Plan applicable to Class A shares and Class C Shares, which commenced operations on January 31, 2013 and December 31, 2014, in accordance with Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.  Because these fees are paid out of the assets attributable to each applicable Fund’s share class, over time they will increase the cost of your investment in such shares.  The Board has determined that the Distribution Plan is in the best interests of the Funds’ Class A and Class C shareholders.

Continuance of the Distribution Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related to the Plan (“Qualified Trustees”).  All material amendments to the Distribution Plan must be by a majority of the Trustees and of the Qualified Trustees.  In addition, the Distribution Plan may not be amended to increase materially the amount that may be spent under the Distribution Plan without approval by a majority of the outstanding shares of the Class of each Fund affected.

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The Distribution Plan provides that the Trust will pay the Distributor an annual fee of up to 0.25% of the average daily net assets attributable to each Fund’s Class A shares.  The Distribution Plan also provides that the Trust will pay the Distributor an annual fee of up to 0.75% of the average daily net assets attributable to of the Class C shares of the Global Equity Fund, Global Opportunities Value Fund, Global Equity Income Fund, the International Equity Fund, the International Small Cap Fund, and the Emerging Markets Value Fund.  The Distributor can use such payments to compensate broker-dealers and service providers that provide distribution-related services to the Class A or Class C shareholders or to their customers who beneficially own Class A or Class C shares.  Such services include reviewing purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.

Distribution fees paid by a particular Class of a Fund may only be used to pay for the distribution expenses of that Class of the Fund.  Distribution fees are accrued daily and paid monthly, and are charged as expenses as accrued.  Shares are not obligated under the Distribution Plan to bear any distribution expense in excess of the distribution fee.  Thus, if the Distribution Plan is terminated or otherwise not continued with respect to a Fund, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class A or Class C shares of the Fund to the Distributor.

The Distribution Plan (and any distribution-related agreement among the Fund, the Distributor and a selling agent with respect to the shares) may be terminated with respect to a Class of shares of a Fund without penalty upon at least 60 days’ notice by the Distributor, or by the Trust by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the 1940 Act) of the applicable Class of the Fund.

All distribution fees paid by the Fund under the Distribution Plan will be paid in accordance with Rule 2830 of the Rules of Conduct of the Financial Industry Regulatory Authority, as such Rule may change from time to time.  Pursuant to the Distribution Plan, the Trustees will review at least quarterly a written report of the distribution expenses incurred by the Distributor on behalf of the shares of the Funds.  In addition, as long as the Distribution Plan remains in effect, the selection and nomination of Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust will be made by the Independent Trustees.

The tables below show the amount of 12b-1 fees for the fiscal year ended September 30, 2015.

Fund	12b-1 fees incurred by Class A and Class C Shares(1)
Core Plus Fund	$5,632
Credit Focus Yield Fund	$5,164
Global Equity Fund	$20,098
Global Opportunities Value Fund	$223
Global Equity Income Fund	$0
International Equity Fund	$96,890
International Small Cap Fund	$257,426
Emerging Markets Value Fund	$859,128
SMART Fund	$0
(1) Class C Shares commenced operations on January 31, 2013.

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Fund	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Expenses
Core Plus Fund	$0	$0	$0	$5,632	$0	$0
Credit Focus Yield Fund	$0	$0	$0	$5,164	$0	$0
Global Equity Fund	$0	$0	$0	$20,098	$0	$0
Global Equity Income Fund	$0	$0	$0	$0	$0	$0
Global Opportunities Value Fund	$0	$0	$0	$223	$0	$0
International Equity Fund	$0	$0	$0	$96,890	$0	$0
International Small Cap Fund	$0	$0	$0	$257,426	$0	$0
Emerging Markets Value Fund	$0	$0	$0	$859,128	$0	$0
SMART Fund	N/A	N/A	N/A	N/A	N/A	N/A

Class A Shares – Dealer Commissions and Compensation
The Advisor may pay dealers a commission of up to 1.00% on certain investments in Class A shares that are not subject to an initial sales charge.  These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more.  Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the Fund’s IRA rollover policy as described in the Prospectus) are paid to dealers at the following rates:

1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%. A dealer concession of up to 0.25% may be paid by a Fund under its Class A plan of distribution to reimburse the principal underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

The table below shows the aggregate amount of underwriting commissions for each Fund for the fiscal year ended September 30, 2015.

	Aggregate Amount of Underwriting Commissions	Amount Retained by Principal Underwriter

Core Plus Fund	$13,940	$ -
Credit Focus Yield Fund	$650	$ -
Global Equity Fund	$70,214	$ -
Global Equity Income Fund	$ -	$ -
Global Opportunities Value Fund	$ -	$ -
International Equity Fund	$ -	$ -
International Small Cap Equity Fund	$ -	$ -
Emerging Markets Fund	$262,026	$ -
SMART Fund	$ -	$ -

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REDEMPTIONS

The Funds intend to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Funds may make payment partly in readily marketable securities with a current market value equal to the redemption price.  Although the Funds do not expect to make any part of a redemption payment in securities, if such payment were made, an investor would incur brokerage costs in converting such securities to cash.  The Funds have elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which commits the Funds to paying redemptions in cash, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the Funds’ total net assets at the beginning of such 90-day period.

TAXATION

The Funds intend to elect to be and to qualify each year for treatment as RICs under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  In each taxable year that a Fund so qualifies, the Fund will not be subject to U.S. federal income tax on income distributed in a timely manner to shareholders.  If a Fund fails to qualify as a RIC for any reason, the Fund would be treated as a U.S. corporation subject to federal income tax on its income and gains, and distributions to you would be taxed as dividend income to the extent the distribution is derived from the Fund’s current earnings and profits.  However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders.  Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but in order to do so, the Fund may incur significant fund-level taxes and may be forced to dispose of certain assets.

In order to qualify for treatment as a RIC, each Fund must distribute annually to shareholders an amount at least equal to the sum of (i) 90% of its investment company taxable income for such year (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) 90% of the Fund’s net tax-exempt interest income, if any, over certain disallowed deductions; and each Fund must meet several additional requirements.  Among these requirements are the following: (1) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, net income derived from interests in qualified publicly traded partnerships, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (2) at the close of each quarter of a Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, limited in respect of any one issuer to an amount that does not exceed 5% of the value of the Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of a Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers that such Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses, or in the securities of one or more “qualified publicly traded partnerships.”

The Funds will be subject to U.S. federal income tax at regular corporate tax rates on any taxable income or gains that they do not distribute to shareholders.  The Funds will also be subject to a nondeductible 4% excise tax to the extent they fail to distribute by the end of any calendar year substantially all of their ordinary income for that year and substantially all of their capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

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Dividends and interest received by the Funds may give rise to withholding and other taxes imposed by foreign countries.  Any such tax would, if imposed, reduce the yield on or return from those investments.  Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.  If more than 50% in value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, that Fund will be eligible, and intends, to file an election with the Internal Revenue Service (the “IRS”) to pass through to its shareholders their proportionate share of qualified foreign taxes. Pursuant to this election, its shareholders will be required to include their proportionate share of such qualified foreign taxes in their gross income, will treat such proportionate share as taxes paid by them, and may, subject to applicable limitations, deduct such proportionate share in computing their taxable incomes or, alternatively, take foreign tax credits against their U.S. income taxes.  Qualified foreign taxes generally include taxes that would be treated as income taxes under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes, and similar taxes. No deductions for foreign taxes, however, may be claimed by non-corporate shareholders who do not itemize deductions.  No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability.  A shareholder that is a nonresident alien individual or foreign corporation may be subject to U.S. withholding tax on the income resulting from a Fund’s election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder.  The Funds will report annually to their shareholders the amount per share of such foreign taxes.

If a Fund makes this election and a shareholder chooses to take a credit for the foreign taxes deemed paid by such shareholder, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken that the shareholder’s taxable income from foreign sources (but not in excess of the shareholder’s entire taxable income) bears to his entire taxable income. For this purpose, long-term and short-term capital gains a Fund realizes and distributes to shareholders will generally not be treated as income from foreign sources in their hands, nor will distributions of certain foreign currency gains subject to Section 988 of the Code or of any other income realized by a Fund that is deemed, under the Code, to be U.S.-source income in the hands of a Fund. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which may have different effects depending upon each shareholder’s particular tax situation, certain shareholders may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The fund generally may deduct any foreign taxes that are not passed through to its shareholders in computing its income available for distribution to shareholders to satisfy applicable tax distribution requirements.

For their taxable years ended September 30, 2015, the Global Equity Fund, Global Equity Income Fund, Global Opportunities Value Fund, International Equity Fund, International Small Cap Fund and Emerging Markets Value Fund paid the following amounts in foreign taxes on the foreign income shown below and will elect to pass foreign taxes through to their shareholders.

Fund	Foreign Taxes Paid (as of September 30, 2015)	Foreign Income
Global Equity Fund	$118,176	$1,473,598
Global Opportunities Value Fund	$6,745	$62,347
Global Equity Income Fund	$1,494	$20,226
International Equity Fund	$2,089,603	$19,564,074
International Small Cap Fund	$1,401,913	$14,672,079
Emerging Markets Value Fund	$3,343,435	$37,741,451

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A Fund may invest in the stock of foreign investment companies.  Such companies are likely to be treated as “passive foreign investment companies” (“PFICs”) under the Code.  Certain other foreign corporations, not operated as investment companies, may also qualify as PFICs under the Code.  A portion of the income and gains that these Funds derive from PFIC stock may be subject to a non-deductible federal income tax at the Fund level (even if all income or gain actually received by a Fund is timely distributed to its shareholders). Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions of gains.  In some cases, a Fund may be able to avoid this tax by treating a PFIC as a “qualified electing fund” under the Code, and including currently in its income, distributable to shareholders, its share of the PFIC’s income and net capital gains, whether or not such income and gains are actually distributed by the PFIC.  In order to distribute such income to shareholders, a Fund may need to liquidate investments sooner than it otherwise would have.  In order to make a “qualified electing fund” election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, a Fund may make a mark-to-market election, under which the Fund would be treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the Fund would report any resulting deemed gains as ordinary income and would deduct any resulting deemed losses as ordinary losses to the extent of previously recognized gains. Such an election must be made separately for each PFIC owned by a Fund and, once made, would be effective for all subsequent taxable years of that Fund, unless revoked with the consent of the IRS. By making this election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year might be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. In order to distribute this income and avoid a tax at the fund-level, a Fund might be required to liquidate investments sooner than it otherwise would have.

Each Fund will endeavor to limit its exposure to any fund-level tax by investing in PFICs only where such Fund will either (i) elect to treat the PFIC as a “qualified electing fund” under Code Section 1295 or (ii) elect to “mark-to-market” the stock of such PFIC under Code Section 1296.  Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, a Fund may incur a fund-level tax in some instances.

If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently), a Fund generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, such Fund must distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to qualify to be treated as a RIC under the Code and avoid U.S. federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities, potentially under disadvantageous circumstances, to generate cash, or may have to borrow the cash, to satisfy distribution requirements. Such a disposition of securities may potentially result in additional taxable gain or loss to a Fund.

A Fund may at times invest in or hold debt obligations of issuers not currently paying interest or that are in default. Investments in debt obligations that are at risk of or are in default present special tax issues for a Fund. Federal income tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and interest and whether certain exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the applicable Fund, in the event it invests in or holds such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

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Many of the options, futures and forwards contracts that may be used by the Funds are “section 1256 contracts.”  Any gains or losses on section 1256 contracts are generally treated as 60% long-term and 40% short-term capital gains or losses (“60/40”) although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character.  Section 1256 contracts held by the Funds at the end of its fiscal year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized, and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

Generally, the transactions in options, futures and forward contracts undertaken by the Funds may result in “straddles” for U.S. federal income tax purposes.  The straddle rules may affect the timing and character of gains or losses realized by the Funds.  In addition, losses realized on positions that are part of a straddle may be deferred under the rules, rather than being taken into account in the fiscal year in which the losses were realized.  Because only some regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts are not entirely clear.  These transactions may accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund’s securities, or increase the amount of short-term capital gain realized by a Fund (and taxed as ordinary income when distributed to shareholders) and the amount of long-term capital loss realized by a Fund.  The Funds may make certain elections available under the Code which are applicable to straddles.  If the Funds make such elections, recognition of gains or losses from certain straddle positions may be accelerated.

The tests which the Funds must meet to qualify as a RIC, described above, may limit the extent to which the Funds will be able to engage in transactions in options, futures contracts or forward contracts.

Under the Code, fluctuations in exchange rates which occur between the dates various transactions are entered into or accrued and subsequently settled may cause gains or losses, referred to as “section 988” gains or losses.  Section 988 gains or losses may increase or decrease the amount of income taxable as ordinary income distributed to shareholders.

Dividends from a Fund’s investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders (other than qualified retirement plans and other tax-exempt investors) as ordinary income or “qualified dividend income” (if so designated by the Fund) to the extent of the Fund’s earnings and profits.  Distributions of investment company taxable income reported by a Fund as “qualified dividend income” will be taxed in the hands of shareholders taxed as individuals at the rates applicable to long-term capital gain, provided that both the shareholder and the Fund meet certain holding period and other requirements.  Distributions of a Fund’s net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

Qualified dividend income generally means dividend income received from a Fund’s investments, if any, in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations, provided that certain holding period and other requirements are met by both the Fund and the shareholders.  If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.  A foreign corporation is treated as a qualified foreign corporation for this purpose if it is incorporated in a possession of the United States or it is eligible for the benefits of certain income tax treaties with the United States and meets certain additional requirements.  Certain foreign corporations that are not otherwise qualified foreign corporations will be treated as qualified foreign corporations with respect to dividends paid by them if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. PFICs are not qualified foreign corporations for this purpose.  Dividends received by a Fund from REITs generally are not expected to qualify for treatment as qualified dividend income.

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A dividend that is attributable to qualified dividend income of a Fund that is paid by the Fund to a shareholder will not be taxable as qualified dividend income to such shareholder (1) if the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) if the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest. The “ex-dividend” date is the date on which the owner of the share at the commencement of such date is entitled to receive the next issued dividend payment for such share even if the share is sold by the owner on that date or thereafter.

Certain dividends received by a Fund from U.S. corporations (generally, dividends received by a Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 70% dividends-received deduction generally available to corporations under the Code. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend in order to be eligible. Capital gain dividends distributed to a Fund from other RICs are not eligible for the dividends-received deduction. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirements with respect to their shares in a Fund, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their shares, and, if they borrow to acquire or otherwise incur debt attributable to their shares, they may be denied a portion of the dividends-received deduction with respect to those shares. The entire dividend, including the otherwise deductible amount, will be included in determining the excess, if any, of a corporation’s adjusted current earnings over its alternative minimum taxable income, which may increase a corporation’s alternative minimum tax liability.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for U.S. federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for U.S. federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, interest, dividends and certain capital gains (among other categories of income) are generally taken into account in computing a shareholder’s net investment income.

Dividends declared by the Funds in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Funds and received by the shareholders on the record date if the dividends are paid by the Funds during the following January.  Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.  You may wish to avoid purchasing shares of a Fund shortly before the Fund pays a dividend or capital gain distribution, as such a dividend or distribution will be taxable to you, even though it represents a return of a portion of your investment.

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In addition, certain distributions made after the close of a taxable year of a Fund may be “spilled back” and treated for certain purposes as paid by the Fund during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made.  For purposes of calculating the amount of a RIC’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the RIC when they are actually paid.

For U.S. federal income tax purposes, a Fund is permitted to carry forward a net capital loss from any taxable year that began on or before December 22, 2010 to offset its capital gains, if any, for up to eight years following the year of the loss. A Fund is permitted to carry forward indefinitely a net capital loss from any taxable year that began after December 22, 2010 to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to shareholders. Carryforwards of losses from taxable years that began after December 22, 2010 must be fully utilized before the Fund may utilize carryforwards of losses from taxable years that began on or before December 22, 2010. Generally, a Fund may not carry forward any losses other than net capital losses.

Upon the sale or exchange of shares in a Fund, a shareholder will generally recognize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in the shares. A redemption of shares by a Fund and an exchange of a Fund’s shares for shares of another Brandes fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized by a shareholder on the sale of shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder (including amounts credited to the shareholder as undistributed capital gains) with respect to such shares.

Losses on redemptions or other dispositions of shares may be disallowed under “wash sale” rules in the event of other investments in a Fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the shares acquired in the other investments. Gain may be increased (or loss reduced) upon a redemption of shares of a Fund within 90 days after their purchase followed by any purchase (including purchases by exchange or by reinvestment), without payment of an additional sales charge, of shares of the same Fund or of another Brandes fund (or any other shares of a Brandes fund generally sold subject to a sales charge) before February 1 of the calendar year following the calendar year in which the original shares were redeemed.

Each Fund is required to withhold (as “backup withholding”) 28% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the applicable Fund with a correct taxpayer identification number or make required certifications.  A Fund also is required to withhold 28% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.  Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liabilities provided that the necessary information is timely provided to the IRS.

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886.  Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted.  A shareholder who fails to make the required disclosure to the IRS may be subject to adverse tax consequences, including significant penalties.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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The Funds must report to the IRS and furnish to shareholders the cost basis information and holding period for Fund shares purchased on or after January 1, 2012, and redeemed on or after that date. The Funds will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, shareholder cost basis will be determined under the default method selected by a Fund.  The cost basis method a shareholder elects (or the cost basis method applied by default) may not be changed with respect to a repurchase of shares after the settlement date of the repurchase. Shareholders should consult with their tax advisors prior to any repurchase of their respective shares to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting rules apply to them.  For these purposes, shares acquired prior to January 1, 2012 and shares acquired on or after January 1, 2012 will generally be treated as held in separate accounts.

The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., generally, U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax and hold their shares as capital assets. Except as otherwise provided, this description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, other regulated investment companies, or tax-exempt or tax-advantaged plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including a non-resident alien U.S. withholding tax at the rate of 30% or any lower applicable treaty rate on amounts treated as ordinary dividends from a Fund or, in certain circumstances, unless an effective IRS Form W-8BEN or other authorized withholding certificate is on file, to backup withholding on certain other payments from a Fund. Backup withholding will not be applied to payments that have been subject to the 30% (or lower applicable treaty rate) withholding tax on shareholders who are neither citizens nor residents of the United States.

Unless certain non-U.S. entities that hold shares of a Fund comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to a Fund’s distributions payable to such entities after June 30, 2014 (or, in certain cases, after later dates) and to redemptions and certain capital gain dividends payable to such entities after December 31, 2018. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

The foregoing discussion of certain U.S. federal income tax consequences of any investment in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of this SAI.  These authorities are subject to change by legislative or administrative action, possibly with retroactive effect.  The foregoing discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Funds.  There may be other tax considerations applicable to particular shareholders.  Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.

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FINANCIAL STATEMENTS

The Annual Reports to shareholders of each Fund for the periods ended September 30, 2015, are separate documents and the financial statements appearing in them are incorporated by reference in this SAI.  Those financial statements have been audited by PricewaterhouseCoopers LLP, whose report appears in the Annual Reports.  The financial statements have been incorporated in this SAI in reliance on their authority as experts in accounting and auditing.

OTHER SERVICE PROVIDERS

The Trust’s custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, is responsible for holding the assets of the Funds.

U.S. Bancorp Fund Services, LLC is the Funds’ administrator, fund accountant and transfer and dividend disbursing agent.  Its address is 615 E. Michigan St., 3rd Floor, Milwaukee, Wisconsin 53202.

ALPS Distributors, Inc. (the “Distributor”), is the Funds’ distributor.  Their address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust’s independent registered public accounting firm, PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, California 90017 examines the Funds’ financial statements annually and prepares the Funds’ tax returns.

Morgan, Lewis & Bockius LLP, 300 South Grand Avenue, 22nd Floor, Los Angeles, California 90071, acts as legal counsel for the Trust and the Independent Trustees.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

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MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund.  Such payments may be divided into categories as follows:

Support Payments. Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds’ shares.

GENERAL INFORMATION

Although it has no present intention to do so, the Trust has reserved the right to convert to a master-feeder structure in the future by investing all of the Funds’ assets in the securities of another investment company, upon notice to and approval of shareholders.  The Trust’s Declaration of Trust provides that obligations of the Trust are not binding on the Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the Trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the Trust, the Funds or their investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

You can examine the Trust’s Registration Statement on Form N-1A at the office of the Securities and Exchange Commission in Washington, D.C.  Statements contained in the Funds’ prospectus and this SAI as to the contents of any contract or other document are not necessarily complete and, in each instance, reference is made to the copy of such contract or document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

Shares of Beneficial Interest

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust will not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter.  Thus, on any matter submitted to a vote of shareholders of the Trust, all shares of the affected series will vote unless otherwise permitted by the 1940 Act, in which case all shares of the Trust will vote in the aggregate.  For example, a change in the Fund’s fundamental investment policies would be voted upon by shareholders of the Fund, as would the approval of any advisory or distribution contract for the Fund.  However, all shares of the Trust will vote together in the election or selection of Trustees and accountants for the Trust.

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As used in each Fund’s prospectus and in this SAI, the term “majority,” when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust, means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust’s outstanding shares.  Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.  Unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Trust’s Declaration of Trust or Bylaws, the Trust may take or authorize any action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Trust.

The Trust does not hold annual shareholder meetings of the Funds.  The Trust will not normally hold meetings of shareholders to elect Trustees unless fewer than a majority of the Trustees holding office have been elected by shareholders.  Shareholders of record holding at least two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose.  The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing by the shareholders of record owning at least 10% of the Trust’s outstanding shares Trust and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Funds has equal voting rights, and fractional shares have fractional rights.  Each share of the Funds is entitled to participate equally in dividends and distributions and the proceeds of any liquidation from the Funds.  Shareholders are not entitled to any preemptive rights.  All shares, when issued, will be fully paid and non-assessable by the Trust.

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APPENDIX A

SUMMARY OF CREDIT RATINGS

The following summarizes the descriptions for some of the general ratings referred to in the Funds’ prospectuses and this SAI.  Ratings represent only the opinions of the rating organizations about the safety of principal and interest payments, not market value.  The rating of an issuer is heavily influenced by past developments and does not necessarily reflect probable future conditions.  A lag frequently occurs between the time a rating is assigned and the time it is updated. Ratings are therefore general and are not absolute standards of quality.

Credit Ratings – General Securities

The following summarizes the descriptions for some of the general ratings referred to in the Funds’ prospectus and Statement of Additional Information. The descriptions for the ratings for municipal securities and commercial paper follow this section. Ratings represent only the opinions of these rating organizations about the quality of the securities which they rate. They are general and are not absolute standards of quality.

MOODY’S INVESTORS SERVICE, INC.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

Bonds

Aaa:  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this asset class.

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B:  Bonds which are rated B generally lack characteristics of the desirable investment — they are considered speculative and subject to high credit risk. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C:  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating Refinements:  Moody’s may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S CORPORATION

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations:  (a) likelihood of default—capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

Bonds

AAA:  Bonds rated AAA have the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is extremely strong.

AA:  Bonds rated AA differ from the highest-rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is very strong.

A:  Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is still strong.

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BBB:  Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

BB:  Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

B:  Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal). Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C:  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D:  An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The Standard & Poor’s ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

r:  This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include:  obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

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Bonds

AAA:  Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA:  Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+”.

A:  Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB:  Debt rated BBB is considered to be of satisfactory credit quality. Ability to pay interest and principal is adequate. Adverse changes in economic conditions and circumstances are more likely to impair timely payment than higher rated bonds.

BB:  Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist in the obligor satisfying its debt service requirements.

B:  Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC:  Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC:  Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D:  Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” or “D” categories.

Credit Ratings – Municipal Securities and Commercial Paper

MOODY’S INVESTORS SERVICE, INC.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

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U.S. Tax-Exempt Municipals

Moody’s ratings for U.S. Tax-Exempt Municipals range from Aaa to B and utilize the same definitional elements as are set forth above under the “Bonds” section of the Moody’s descriptions.
Advance refunded issues:  Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable United States government obligations or non-callable obligations unconditionally guaranteed by the U.S. government are identified with a # (hatchmark) symbol, e.g., # Aaa.

Municipal Note Ratings

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG), and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG 2 are of high quality, with ample margins of protection, although not as large as the preceding group.  Loans bearing the designation of MIG 3/VMIG 3 are of acceptable quality, but have narrow liquidity and cash-flow protection and less well-established access to refinancing.

Commercial Paper

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1:  Issuers rated Prime-1 (or related supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:  (a) leading market positions in well established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

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STANDARD & POOR’S CORPORATION

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations:  (a) likelihood of default—capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

Municipal Bond Ratings

AAA -- Prime Grade:  These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.
General Obligations Bonds:  In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds:  Debt service coverage has been, and is expected to remain, substantial, stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA -- High Grade:  The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A -- Good Grade:  Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the rating differs from the two higher ratings because:

General Obligation Bonds:  There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds:  Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appearance appears adequate.

Rating Refinements:  Standard & Poor’s letter ratings may be modified by the addition of a plus (+) or a minus (-) sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

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Municipal Note Ratings

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.  Notes rated SP-3 have a speculative capacity to pay principal and interest.

Commercial Paper

A-1:  A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:  A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated B is regarded as having significant speculative characteristics. Ratings of B-1, B-2, and B-3 may be assigned to indicate finer distinctions within the B category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

FITCH RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Commercial Paper

F-1:  Highest Credit Quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2:  Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

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F-3:  Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative. Uncertain capacity for timely payment of financial commitments, plus high vulnerability to near-term adverse changes in financial and economic conditions.

C:  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:  Default. Denotes actual or imminent payment default.

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BRANDES INVESTMENT TRUST

PART C

OTHER INFORMATION

Item 28.  Exhibits

The following exhibits are included with this Post- Effective Amendment, except as noted:

(a)		Articles of Incorporation

	(1)	Agreement and Declaration of Trust(1)

(A)	Amendment to Agreement and Declaration of Trust(1)

(B)	Amendment to Agreement and Declaration of Trust(2)

(C)	Certificate of Amendment dated September 2005 to Certificate of Trust(11)

(D)	Certificate of Amendment dated July 8, 2009 to Certificate of Trust(19)

(E)	Certificate of Amendment dated January 31, 2012 to Certificate of Trust(20)

(F)	Certificate of Amendment dated February 25, 2013 to the Certificate of Trust – filed herewith.

(b)		By-laws(1)

(c)		Instruments Defining Rights of Security Holders – Not applicable.

(d)		Investment Advisory Agreement

	(1)	Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes International Equity Fund(3)

(A)	Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Separately Managed Account Reserve Trust(10)

(B)	Form of Second Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P., relating to the Brandes Institutional Core Plus Fixed Income Fund and Brandes Enhanced Income Fund(13)

(C)	Form of Third Amendment to Investment Advisory Agreement with Brandes Partners, L.P. relating to the Brandes Global Equity Fund(15)

(D)	Fourth Amendment to Investment Advisory Agreement with Brandes Partners, L.P. relating to the Brandes Emerging Markets Fund(19)

(E)	Fifth Amendment to Investment Advisory Agreement with Brandes Partners, L.P. relating to the Brandes International Small Cap Equity Fund and the Brandes Credit Focus Yield Fund(20)

(F)	Sixth Amendment to Investment Advisory Agreement with Brandes Partners, L.P. relating to the Brandes International Equity Fund(21)

(G)	Seventh Amendment to Investment Advisory Agreement with Brandes Partners, L.P. relating to the Brandes International Equity Fund(22)

(H)	Ninth Amendment to Investment Advisory Agreement with Brandes Partners, L.P. relating to the Brandes Global Opportunities Value Fund and the Brandes Global Equity Income Fund(23)

(2)	Amended and Restated Expense Limitation and Reimbursement Agreement – filed herewith.

(e)		Distribution Agreement

	(1)	Distribution Agreement with Quasar Distributors, LLC relating to the Brandes International Equity Fund(5)

	(2)	Distribution Agreement with Quasar Distributors, LLC to the Separately Managed Account Reserve Trust(11)

	(3)	Addendum to Distribution Agreement with Quasar Distributors, LLC, relating to the Brandes Core Plus Fixed Income Fund and Brandes Enhanced Income Fund(14)

	(4)	Form of Amendment to Distribution Agreement with Quasar Distributors, LLC(17)

	(5)	Amendment to Distribution Agreement with Quasar Distributors, LLC relating to the Brandes Emerging Markets Fund(19)

	(6)	Form of Fourth Amendment to Distribution Agreement Quasar Distributors, LLC relating to the Brandes Global Opportunities Value Fund and the Brandes Global Equity Income Fund (23)

(f)		Bonus or Profit Sharing Contracts - Not applicable.

(g)		Custodian Agreement

	(1)	Custodian Agreement with Investors Bank & Trust Company(2)

(A)	Amendment Agreement to Custodian and Transfer Agency Agreement with Investors Bank & Trust Company(7)

(B)	Sixth Amendment to Custodian Agreement with State Street Bank and Trust Company relating to the Brandes Core Plus Fixed Income Fund and Brandes Enhanced Income Fund(14)

(C)	Form of Amendment to Custodian Agreement with State Street Bank and Trust Company(17)

(D)	Form of Amendment to Custodian Agreement with State Street Bank and Trust Company relating to the Brandes International Small Cap Equity Fund and the Brandes Credit Focus Yield Fund(20)

(E)
Form of Amendment to Custodian Agreement with State Street Bank and Trust Company relating to the Brandes Global Opportunities Value Fund and the Brandes Global Equity Income Fund – to be filed by amendment.

(h)		Other Material Contracts

	(1)	Form of Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC(17)

(A)	Amendment to the Fund Administration Servicing Agreement(19)

(B)	Third Amendment to the Fund Administration Servicing Agreement(22)

(C)	Fourth Amendment to the Fund Administration Servicing Agreement (23)

(2)	Form of Transfer Agency Agreement with U.S. Bancorp Fund Services, LLC(17)

(A)	Amendment to the Transfer Agency Agreement(19)

(B)	Third Amendment to the Transfer Agency Agreement(22)

(C)	Fourth Amendment to the Transfer Agency Agreement (23)

(3)	Form of Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC(17)

(A)	Amendment to the Fund Accounting Servicing Agreement(18)

(B)	Second Amendment to the Fund Accounting Servicing Agreement(19)

(C)	Fourth Amendment to the Fund Accounting Servicing Agreement(23)

(4)	Shareholder Services Plan (23)

	(5)	Agreement and Plan of Reorganization and Exchange(19)

	(6)	Power of Attorney for J. Michael Gaffney(17)

	(7)	Power of Attorney for Jeff Busby(13)

	(8)	Power of Attorney for Jean Carter(17)

	(9)	Power of Attorney for Robert Fitzgerald(17)

	(10)	Power of Attorney for Craig Wainscott(23)

	(11)	Power of Attorney for Oliver Murray(23)

(i)		Legal Opinion

	(1)	Opinion and consent of counsel relating to the Brandes Investment Equity Fund(2)

	(2)	Form of opinion and consent of counsel relating to the Separately Managed Account Reserve Trust(10)

	(3)	Form of opinion and consent of counsel relating to the Brandes Core Plus Fixed Income Fund and Brandes Enhanced Income Fund(13)

	(4)	Form of opinion and consent of counsel relating to the Brandes Global Equity Fund(15)

	(5)	Form of opinion and consent of counsel relating to the Brandes Global Opportunities Value Fund and the Brandes Global Equity Income Fund – filed herewith.

(j)		Consent of independent registered public accounting firm – filed herewith.

(k)		Omitted Financial Statements - Not applicable

(l)		Investment letter(1)

(m)		Rule 12b-1 Plan (23)

(n)	Rule 18f-3 Plan – filed herewith.

(o)		Reserved

(p)		Codes of Ethics

	(1)	Brandes Investment Partners, L.P. Amended and Restated Code of Ethics(19)

	(2)	Brandes Investment Trust(19)

	(3)	ALPS Distributors, Inc. – to be filed by amendment.

(1)
Previously filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-81396) (the “Registration Statement”), filed on January 10, 1996, and incorporated herein by reference.

(2)	Previously filed with Post-Effective Amendment No. 3 to the Registration Statement, filed on February 7, 1996, and incorporated herein by reference.
(3)	Previously filed with Post-Effective Amendment No. 4 to the Registration Statement, filed on October 2, 1996, and incorporated herein by reference.
(4)	Previously filed with Post-Effective Amendment No. 10 to the Registration Statement, filed on March 1, 1999, and incorporated herein by reference.
(5)	Previously filed with Post-Effective Amendment No. 13 to the Registration Statement, filed on March 1, 2001, and incorporated herein by reference.
(6)	Previously filed with Post-Effective Amendment No. 15 to the Registration Statement, filed on March 1, 2002, and incorporated herein by reference.
(7)	Previously filed with Post-Effective Amendment No. 16 to the Registration Statement, filed on February 28, 2003, and incorporated herein by reference.
(8)	Previously filed with Post-Effective Amendment No. 18 to the Registration Statement, filed on December 30, 2004, and incorporated herein by reference.
(9)	Previously filed with Post-Effective Amendment No. 19 to the Registration Statement, filed on February 25, 2005, and incorporated herein by reference.
(10)	Previously filed with Post-Effective Amendment No. 20 to the Registration Statement, filed on July 18, 2005, and incorporated herein by reference.
(11)	Previously filed with Post-Effective Amendment No. 21 to the Registration Statement, filed on September 27, 2005, and incorporated herein by reference.
(12)	Previously filed with Post-Effective Amendment No. 23 to the Registration Statement filed on January 29, 2007, and incorporated herein by reference.
(13)	Previously filed with Post-Effective Amendment No. 24 to the Registration Statement filed on November 9, 2007, and incorporated herein by reference.
(14)	Previously filed with Post-Effective Amendment No. 25 to the Registration Statement filed on December 20, 2007, and incorporated herein by reference.
(15)	Previously filed with Post-Effective Amendment No. 27 to the Registration Statement filed on July 18, 2008, and incorporated herein by reference.
(16)	Previously filed with Post-Effective Amendment No. 28 to the Registration Statement filed on August 1, 2008, and incorporated herein by reference.
(17)	Previously filed with Post-Effective Amendment No. 29 to the Registration Statement filed on September 30, 2008, and incorporated herein by reference.
(18)	Previously filed with Post-Effective Amendment No. 30 to the Registration Statement filed on January 30, 2009, and incorporated herein by reference.
(19)	Previously filed with Post-Effective Amendment No. 35 to the Registration Statement filed on January 31, 2011, and incorporated herein by reference.
(20)	Previously filed with Post-Effective Amendment No. 39 to the Registration Statement filed on February 3, 2012, and incorporated herein by reference.
(21)	Previously filed with Post-Effective Amendment No. 43 to the Registration Statement filed on January 31, 2013, and incorporated herein by reference.
(22)	Previously filed with Post-Effective Amendment No. 45 to the Registration Statement filed on January 31, 2014, and incorporated herein by reference.
(23)	Previously filed with Post-Effective Amendment No. 50 to the Registration Statement filed on January 30, 2015, and incorporated herein by reference.

Item 29.  Persons Controlled by or under Common Control with Registrant.

The Registrant does not control, nor is it under common control with, any other person.

Item 30.  Indemnification.

Article VI of Registrant's By-Laws, filed as Exhibit 99.b, provides for indemnification of trustees and officers of the Registrant under certain circumstances.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such  indemnification by it is against public policy as expressed  in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser.

        Brandes Investment Partners, L.P., 11988 El Camino Real, Suite 600, San Diego, California 92130, is the investment advisor of the Registrant.  For information as to the business, profession, vocation or employment of a substantial nature of Brandes Investment Partners, L.P. and its officers, reference is made to Part B of this Registration Statement and to the Form ADV filed under the Investment Advisers Act of 1940 by Brandes Investment Partners, L.P. (File No. 801-24896), which is incorporated herein by reference.

Item 32.  Principal Underwriter.

(a)           ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Century Capital Management Trust, Columbia ETF Trust, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF TRUST, Centre Funds, ETFS Trust, EGA Emerging Global Shares Trust, EGA Frontier Diversified Core Fund, Elkhorn ETF Trust, Financial Investors Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, James Advantage Funds, Lattice Strategies Trust, Laudus Trust, Laudus Institutional Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust III, PowerShares QQQ 100 Trust Series 1, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Russell Exchange Traded Funds Trust, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, Transparent Value Trust, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, and Wilmington Funds.

(b)           To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Attorney	None
Taylor Ames	Vice President, PowerShares	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

** The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not applicable.

Item 33. Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant’s Administrator and custodian, as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at 11988 El Camino Real, Suite 600, San Diego, CA 92130; the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be  maintained by the Administrator at 2020 East Financial Way, Suite 100, Glendora, CA 91741, and all other records will be maintained by the Custodian at 200 Clarendon Street, 16th Floor, Boston, MA 02116.

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of San Diego and State of California on the 29th day of January, 2016.

BRANDES INVESTMENT TRUST

By:
/s/ Jeff Busby
Jeff Busby
President

This Amendment to the Registration Statement on Form N-1A of Brandes Investment Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ J. Michael Gaffney*	Trustee	January 29, 2016
J. Michael Gaffney

/s/ Jeff Busby*	President and Trustee	January 29, 2016
Jeff Busby

/s/ Jean Carter*	Trustee	January 29, 2016
Jean Carter

/s/ Robert M. Fitzgerald*	Trustee	January 29, 2016
Robert M. Fitzgerald

/s/ Craig Wainscott*	Trustee	January 29, 2016
Craig Wainscott

/s/ Oliver Murray*	Trustee	January 29, 2016
Oliver Murray

/s/ Gary Iwamura	Treasurer (Principal Financial and Accounting Officer)	January 29, 2016
Gary Iwamura

* By: /s/ Jeff Busby
Jeff Busby
Attorney-in-fact as per Powers of Attorney filed November 9, 2007 and September 30, 2008.

EXHIBIT INDEX

Exhibit	Exhibit No.
Certificate of Amendment dated February 25, 2013	EX.99.a.i.F
Amended and Restated Operating Expenses Limitation Agreement	EX.99.d.2
Opinion and Consent of Counsel	EX.99.i.5
Consent of Independent Registered Public Accounting Firm	EX.99.j
Rule 18f-3 Plan	EX.99.n